UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08690

MassMutual Premier Funds

(Exact name of registrant as specified in charter)

100 Bright Meadow Blvd., Enfield, CT	06082
(Address of principal executive offices)	(Zip code)

Eric Wietsma

100 Bright Meadow Blvd., Enfield, CT 06082

(Name and address of agent for service)

Registrant’s telephone number, including area code: (860) 562-1000

Date of fiscal year end: 9/30/2016

Date of reporting period: 12/31/2015

Item 1.	Schedule of Investments.

MassMutual Premier Money Market Fund – Portfolio of Investments

December 31, 2015 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 99.7%

Commercial Paper — 60.3%
Air Products & Chemicals, Inc. (a) 0.390% 2/08/16	$9,000,000	$8,996,295
American Express Credit Corp. 0.260% 1/05/16	10,000,000	9,999,711
American Honda Finance Corp. 0.200% 1/07/16	9,000,000	8,999,700
Basin Electric Power Coorperative (a) 0.480% 2/01/16	9,000,000	8,996,282
BMW US Capital LLC (a) 0.200% 1/06/16	7,500,000	7,499,792
Caterpillar Financial Services Co. 0.550% 3/10/16	9,000,000	8,990,512
CDP Financial, Inc. (a) 0.260% 1/22/16	10,000,000	9,998,483
Coca-Cola Co. (a) 0.220% 2/16/16	2,400,000	2,399,325
Emerson Electric Co. (a) 0.470% 2/25/16	9,000,000	8,993,537
Export-Import Bank of Korea 0.420% 2/09/16	9,000,000	8,995,905
Honeywell International, Inc. (a) 0.270% 1/29/16	8,750,000	8,748,162
Intel Corp. (a) 0.500% 4/27/16	9,000,000	8,985,375
Intercontinental Exchange, Inc. (a) 0.600% 1/04/16	9,000,000	8,999,550
International Business Machines Corp. (a) 0.420% 3/23/16	8,145,000	8,137,208
John Deere Capital Corp. (a) 0.250% 1/06/16	6,000,000	5,999,792
John Deere Capital Corp. (a) 0.450% 2/03/16	3,000,000	2,998,763
National Rural Utilities Cooperative Finance Corp. 0.400% 2/08/16	1,100,000	1,099,536
National Rural Utilities Cooperative Finance Corp. 0.410% 2/02/16	2,200,000	2,199,198
National Rural Utilities Cooperative Finance Corp. 0.430% 1/25/16	5,000,000	4,998,567
Paccar Financial Corp. 0.400% 2/12/16	7,000,000	6,996,733
Paccar Financial Corp. 0.500% 3/18/16	975,000	973,957
Parker-hannifin Corp. (a) 0.200% 1/04/16	9,000,000	8,999,850
Pfizer, Inc. (a) 0.600% 4/04/16	5,600,000	5,591,227

	Principal Amount	Value
Reckitt Benckiser Treasury Services PLC (a) 0.350% 2/04/16	$9,000,000	$8,997,025
Rockwell Automation, Inc. (a) 0.450% 1/11/16	4,100,000	4,099,488
Toyota Motor Credit Corp. 0.530% 3/18/16	7,000,000	6,992,065
United Healthcare Co. (a) 0.680% 1/19/16	9,000,000	8,996,940
Wal-Mart Stores, Inc. (a) 0.240% 1/25/16	8,200,000	8,198,688
Westpac Banking Corp. (a) 0.380% 2/10/16	9,000,000	8,996,200
Wisconsin Gas Co. 0.500% 1/05/16	9,000,000	8,999,500

		213,877,366

Corporate Debt — 1.3%
General Electric Capital Corp., FRN 0.518% 1/08/16	1,100,000	1,100,034
General Electric Capital Corp., FRN 0.918% 1/08/16	3,500,000	3,500,379

		4,600,413

Discount Notes — 15.5%
Federal Farm Credit Discount Notes 0.420% 3/18/16	4,600,000	4,595,868
Federal Home Loan Bank Discount Notes 0.135% 1/07/16	1,400,000	1,399,968
Federal Home Loan Bank Discount Notes 0.140% 2/09/16	1,400,000	1,399,788
Federal Home Loan Bank Discount Notes 0.150% 1/21/16	600,000	599,950
Federal Home Loan Bank Discount Notes 0.150% 1/22/16	1,000,000	999,912
Federal Home Loan Bank Discount Notes 0.150% 2/23/16	2,000,000	1,999,558
Federal Home Loan Bank Discount Notes 0.158% 1/04/16	400,000	399,995
Federal Home Loan Bank Discount Notes 0.160% 1/08/16	415,000	414,987
Federal Home Loan Bank Discount Notes 0.165% 1/13/16	900,000	899,950
Federal Home Loan Bank Discount Notes 0.170% 2/03/16	600,000	599,907

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Money Market Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Federal Home Loan Bank Discount Notes 0.175% 2/08/16	$800,000	$799,852
Federal Home Loan Bank Discount Notes 0.190% 1/11/16	2,300,000	2,299,879
Federal Home Loan Bank Discount Notes 0.190% 1/14/16	1,920,000	1,919,868
Federal Home Loan Bank Discount Notes 0.200% 1/27/16	500,000	499,928
Federal Home Loan Bank Discount Notes 0.200% 2/05/16	2,710,000	2,709,473
Federal Home Loan Bank Discount Notes 0.240% 1/25/16	400,000	399,936
Federal Home Loan Bank Discount Notes 0.270% 2/19/16	1,075,000	1,074,605
Federal Home Loan Mortgage Corp. 0.130% 1/13/16	1,700,000	1,699,926
Federal Home Loan Mortgage Corp. 0.140% 2/22/16	2,900,000	2,899,414
Federal Home Loan Mortgage Corp. 0.150% 1/04/16	5,850,000	5,849,927
Federal Home Loan Mortgage Corp. 0.150% 3/07/16	200,000	199,945
Federal Home Loan Mortgage Corp. 0.160% 2/03/16	600,000	599,912
Federal Home Loan Mortgage Corp. 0.200% 1/05/16	900,000	899,980
Federal Home Loan Mortgage Corp. 0.200% 2/19/16	2,000,000	1,999,456
Federal Home Loan Mortgage Corp. 0.220% 2/03/16	500,000	499,899
Federal Home Loan Mortgage Corp. 0.270% 2/29/16	2,000,000	1,999,115
Federal National Mortgage Association 0.125% 2/08/16	600,000	599,921
Federal National Mortgage Association 0.135% 1/14/16	1,500,000	1,499,927
Federal National Mortgage Association 0.163% 1/14/16	6,700,000	6,699,606
Federal National Mortgage Association 0.170% 3/01/16	400,000	399,887
Federal National Mortgage Association 0.175% 2/08/16	1,000,000	999,815
Federal National Mortgage Association 0.180% 1/14/16	500,000	499,968
Federal National Mortgage Association 0.180% 1/20/16	350,000	349,967

	Principal Amount	Value
Federal National Mortgage Association 0.200% 1/15/16	$795,000	$794,938
Federal National Mortgage Association 0.200% 2/02/16	1,500,000	1,499,733
Federal National Mortgage Association 0.200% 2/10/16	1,600,000	1,599,644
Federal National Mortgage Association 0.246% 2/08/16	500,000	499,870

		55,104,274

Repurchase Agreement — 5.1%
HSBC Securities (USA) Inc. Tri-Party Repurchase Agreement, dated 12/31/15, 0.260%, due 1/04/16 (b)	18,000,000	18,000,000

Time Deposit — 0.0%
Euro Time Deposit 0.010% 1/04/16	34,580	34,580

U.S. Government Obligations — 16.8%
U.S. Treasury Note 0.305% 1/31/16	15,000,000	14,999,975
U.S. Treasury Note 0.329% 4/30/16	10,000,000	10,000,600
U.S. Treasury Note 0.375% 1/31/16	5,000,000	5,000,776
U.S. Treasury Note 0.375% 5/31/16	10,000,000	10,002,481
U.S. Treasury Note 0.625% 7/15/16	5,000,000	5,003,035
U.S. Treasury Note 0.625% 8/15/16	5,000,000	5,000,374
U.S. Treasury Note 1.000% 8/31/16	8,000,000	8,015,643
U.S. Treasury Note 1.500% 6/30/16	1,700,000	1,707,676

		59,730,560

U.S. Treasury Bill — 0.7%
U.S. Treasury Bill 0.000% 6/23/16	2,300,000	2,294,164

TOTAL SHORT-TERM INVESTMENTS (Cost $353,641,357)		353,641,357

TOTAL INVESTMENTS — 99.7% (Cost $353,641,357) (c)		353,641,357

Other Assets/(Liabilities) — 0.3%		1,001,601

NET ASSETS — 100.0%		$354,642,958

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Money Market Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

FRN	Floating Rate Note
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015, these securities amounted to a value of $144,631,982 or 40.78% of net assets.
(b)	Maturity value of $18,000,520. Collateralized by U.S. Government Agency obligations with a rate of 3.875%, maturity date of 4/15/29, and an aggregate market value, including accrued interest, of $18,360,475.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments

December 31, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.1%

PREFERRED STOCK — 0.1%
Energy — 0.1%
Oil & Gas — 0.1%
Southwestern Energy Co. 6.250%	12,900	$239,295

TOTAL PREFERRED STOCK (Cost $645,000)		239,295

TOTAL EQUITIES (Cost $645,000)		239,295

	Principal Amount

BONDS & NOTES — 100.2%

CORPORATE DEBT — 39.3%
Aerospace & Defense — 0.6%
Exelis, Inc. 4.250% 10/01/16	$740,000	753,275
Harris Corp. 1.999% 4/27/18	2,800,000	2,768,545

		3,521,820

Agriculture — 1.3%
Bunge Ltd. Finance Corp. 3.200% 6/15/17	4,895,000	4,942,966
Imperial Tobacco Finance PLC (a) 2.950% 7/21/20	2,285,000	2,289,479

		7,232,445

Airlines — 0.0%
American Airlines Pass-Through Trust, Series 2014-1, Class B 4.375% 4/01/24	104,507	103,985

Auto Manufacturers — 1.5%
Ford Motor Credit Co. LLC 2.240% 6/15/18	3,080,000	3,051,997
General Motors Co. 3.500% 10/02/18	595,000	600,974
General Motors Financial Co., Inc. 3.100% 1/15/19	905,000	903,685
General Motors Financial Co., Inc. 3.200% 7/13/20	705,000	694,145
Hyundai Capital America (a) 2.400% 10/30/18	2,350,000	2,342,710
Hyundai Capital America (a) 2.550% 2/06/19	485,000	481,235

		8,074,746

Banks — 4.7%
Banco Bilbao Vizcaya Argentaria SA 3.000% 10/20/20	2,740,000	2,728,240
BNP Paribas SA 2.375% 5/21/20	795,000	786,959

	Principal Amount	Value
CIT Group, Inc. 4.250% 8/15/17	$3,200,000	$3,272,000
Credit Agricole SA (a) 2.750% 6/10/20	1,395,000	1,402,483
Credit Suisse Group Funding Guernsey Ltd. (a) 2.750% 3/26/20	2,800,000	2,773,459
First Horizon National Corp. 3.500% 12/15/20	2,800,000	2,775,685
The Goldman Sachs Group, Inc. 2.750% 9/15/20	3,000,000	2,998,029
Intesa Sanpaolo SpA 3.875% 1/16/18	2,760,000	2,830,137
Itau Unibanco Holding SA (a) 2.850% 5/26/18	840,000	798,840
Mitsubishi UFJ Trust & Banking Corp. (a) 2.650% 10/19/20	2,830,000	2,827,079
Nordea Bank AB (a) 2.500% 9/17/20	1,960,000	1,948,369
Regions Financial Corp. 7.500% 5/15/18	340,000	377,788
Skandinaviska Enskilda Banken AB (a) 2.375% 3/25/19	305,000	306,403
SVB Financial Group 5.375% 9/15/20	225,000	246,160

		26,071,631

Biotechnology — 0.5%
Celgene Corp. 2.875% 8/15/20	2,525,000	2,505,967

Building Materials — 0.5%
Martin Marietta Material, Inc. 3 mo. USD LIBOR + 1.100%, FRN 1.426% 6/30/17	585,000	580,930
Masco Corp. 7.125% 3/15/20	1,750,000	2,021,250

		2,602,180

Chemicals — 1.1%
Airgas, Inc. 3.050% 8/01/20	2,885,000	2,903,031
Ashland, Inc. 3.875% 4/15/18	1,950,000	1,989,000
LyondellBasell Industries NV 5.000% 4/15/19	450,000	478,710
RPM International, Inc. 6.125% 10/15/19	850,000	929,761

		6,300,502

Commercial Services — 1.5%
Leidos Holdings, Inc. 4.450% 12/01/20	2,861,000	2,847,808
McGraw Hill Financial, Inc. 3.300% 8/14/20	2,050,000	2,067,517

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
The Western Union Co. 5.930% 10/01/16	$3,050,000	$3,146,847

		8,062,172

Computers — 0.5%
Hewlett Packard Enterprise Co. (a) 2.850% 10/05/18	2,730,000	2,728,477

Distribution & Wholesale — 0.1%
Arrow Electronics, Inc. 3.000% 3/01/18	295,000	294,762

Diversified Financial — 5.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.500% 5/15/21	2,050,000	2,083,313
Air Lease Corp. 2.125% 1/15/18	2,200,000	2,161,500
Air Lease Corp. 3.375% 1/15/19	1,075,000	1,080,375
Air Lease Corp. STEP 5.625% 4/01/17	190,000	197,125
Ally Financial, Inc. 3.600% 5/21/18	1,285,000	1,285,000
Ally Financial, Inc. 4.750% 9/10/18	2,000,000	2,047,500
Capital One Bank USA NA 1.150% 11/21/16	500,000	498,796
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 3.500% 3/15/17	2,730,000	2,743,650
International Lease Finance Corp. 3 mo. USD LIBOR + 1.950%, FRN 2.462% 6/15/16	1,800,000	1,795,500
International Lease Finance Corp. 3.875% 4/15/18	270,000	272,025
International Lease Finance Corp. 5.750% 5/15/16	2,208,000	2,238,360
Lazard Group LLC 4.250% 11/14/20	895,000	927,020
Lazard Group LLC 6.850% 6/15/17	104,000	110,730
Merrill Lynch & Co., Inc. 5.700% 5/02/17	3,100,000	3,232,916
Merrill Lynch & Co., Inc. 6.050% 5/16/16	2,025,000	2,058,394
Morgan Stanley 4.750% 3/22/17	4,500,000	4,661,185
Visa, Inc. 2.200% 12/14/20	1,995,000	1,991,287

		29,384,676

Electric — 0.8%
Ameren Corp. 2.700% 11/15/20	1,165,000	1,160,564

	Principal Amount	Value
Entergy Texas, Inc. 7.125% 2/01/19	$1,780,000	$2,015,409
IPALCO Enterprises, Inc. 5.000% 5/01/18	900,000	942,750
Kansas Gas & Electric Co. 5.647% 3/29/21	265,860	267,521
Tri-State Generation & Transmission Association, Series 2003, Class A (a) 6.040% 1/31/18	177,401	186,555

		4,572,799

Electronics — 0.2%
Avnet, Inc. 6.625% 9/15/16	595,000	615,708
Jabil Circuit, Inc. 7.750% 7/15/16	410,000	420,250
Jabil Circuit, Inc. 8.250% 3/15/18	255,000	280,819

		1,316,777

Environmental Controls — 0.3%
Clean Harbors, Inc. 5.250% 8/01/20	1,400,000	1,428,000

Foods — 0.1%
JBS Investments GmbH (a) 7.750% 10/28/20	634,000	608,640
Tyson Foods, Inc. 2.650% 8/15/19	180,000	180,100

		788,740

Forest Products & Paper — 0.6%
Domtar Corp. 10.750% 6/01/17	262,000	291,534
Sappi Papier Holding GmbH (a) 7.750% 7/15/17	2,750,000	2,856,562

		3,148,096

Hand & Machine Tools — 0.4%
Kennametal, Inc. 2.650% 11/01/19	350,000	340,590
Stanley Black & Decker, Inc. 2.451% 11/17/18	1,890,000	1,897,375

		2,237,965

Health Care – Products — 0.4%
Boston Scientific Corp. 2.850% 5/15/20	785,000	780,911
Zimmer Biomet Holdings, Inc. 2.000% 4/01/18	1,213,000	1,205,527

		1,986,438

Health Care – Services — 0.2%
Anthem, Inc. 1.875% 1/15/18	1,055,000	1,050,423

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Holding Company – Diversified — 0.5%
Hutchison Whampoa International 14 Ltd. (a) 1.625% 10/31/17	$2,580,000	$2,557,226

Home Builders — 0.8%
DR Horton, Inc. 3.750% 3/01/19	2,900,000	2,900,000
Lennar Corp. 4.500% 11/15/19	1,383,000	1,406,338

		4,306,338

Insurance — 1.3%
AXIS Specialty Finance PLC 2.650% 4/01/19	265,000	263,873
Reinsurance Group of America, Inc. 5.625% 3/15/17	1,365,000	1,422,552
TIAA Asset Management Finance Co. LLC (a) 2.950% 11/01/19	3,700,000	3,707,374
Willis Group Holdings PLC 4.125% 3/15/16	180,000	180,976
Willis Group Holdings PLC 5.750% 3/15/21	840,000	928,296
Willis North America, Inc. 6.200% 3/28/17	835,000	878,159

		7,381,230

Internet — 0.5%
Expedia, Inc. 7.456% 8/15/18	2,715,000	3,025,534

Investment Companies — 0.5%
Ares Capital Corp. 3.875% 1/15/20	1,450,000	1,472,021
FS Investment Corp. 4.000% 7/15/19	1,040,000	1,030,447

		2,502,468

Iron & Steel — 0.6%
Allegheny Technologies, Inc. 9.375% 6/01/19	2,710,000	2,168,000
ArcelorMittal STEP 5.500% 2/25/17	75,000	72,442
ArcelorMittal 6.125% 6/01/18	445,000	407,175
Commercial Metals Co. 6.500% 7/15/17	355,000	367,869
Reliance Steel & Aluminum Co. 6.200% 11/15/16	499,000	515,728

		3,531,214

Lodging — 0.3%
Marriott International, Inc. 2.875% 3/01/21	1,845,000	1,830,502

	Principal Amount	Value
Machinery – Diversified — 0.5%
CNH Industrial Capital LLC 3.375% 7/15/19	$660,000	$622,050
CNH Industrial Capital LLC 3.625% 4/15/18	265,000	260,893
CNH Industrial Capital LLC 6.250% 11/01/16	510,000	519,562
Roper Technologies, Inc. 1.850% 11/15/17	1,125,000	1,119,084

		2,521,589

Manufacturing — 0.4%
SPX FLOW, Inc. 6.875% 9/01/17	505,000	536,563
Tyco Electronics Group SA 6.550% 10/01/17	1,461,000	1,574,496

		2,111,059

Media — 0.6%
CCO Safari II LLC (a) 3.579% 7/23/20	1,845,000	1,833,947
Sirius XM Radio, Inc. (a) 4.250% 5/15/20	1,450,000	1,464,500

		3,298,447

Mining — 0.8%
Freeport-McMoRan, Inc. 2.300% 11/14/17	1,500,000	1,278,750
Vale Overseas Ltd. 6.250% 1/11/16	3,330,000	3,329,500

		4,608,250

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc. 4.750% 1/15/16	300,000	300,280
Pitney Bowes, Inc. 5.750% 9/15/17	74,000	78,062

		378,342

Oil & Gas — 1.3%
Chesapeake Energy Corp., Convertible 2.500% 5/15/37	485,000	227,950
Noble Holding International Ltd. 4.000% 3/16/18	300,000	271,656
Petrobras Global Finance BV 3.250% 3/17/17	1,265,000	1,170,125
Petroleos Mexicanos 3.125% 1/23/19	155,000	149,945
Pioneer Natural Resources Co. 3.450% 1/15/21	2,810,000	2,594,622
Rowan Cos., Inc. 5.000% 9/01/17	170,000	168,721
Southwestern Energy Co. 3.300% 1/23/18	400,000	328,000
Transocean, Inc. STEP 5.800% 12/15/16	200,000	194,000

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Transocean, Inc. 6.000% 3/15/18	$220,000	$195,800
Whiting Petroleum Corp., Convertible (a) 1.250% 4/01/20	1,000,000	680,000
WPX Energy, Inc. 7.500% 8/01/20	1,145,000	927,450

		6,908,269

Oil & Gas Services — 1.0%
Cameron International Corp. 1.400% 6/15/17	3,300,000	3,253,199
SESI LLC 6.375% 5/01/19	315,000	292,361
Superior Energy Services, Inc. 7.125% 12/15/21	2,409,000	2,144,010

		5,689,570

Pharmaceuticals — 1.2%
AbbVie, Inc. 1.800% 5/14/18	2,590,000	2,578,076
Actavis Funding SCS Co. 2.350% 3/12/18	1,580,000	1,581,646
Baxalta, Inc. (a) 2.000% 6/22/18	1,525,000	1,509,352
McKesson Corp. 2.284% 3/15/19	255,000	253,988
Mylan, Inc. 1.350% 11/29/16	500,000	495,808

		6,418,870

Pipelines — 0.8%
Boardwalk Pipelines LP 5.875% 11/15/16	1,100,000	1,110,667
Energy Transfer Partners LP 2.500% 6/15/18	1,070,000	1,024,895
Kinder Morgan Finance Co. LLC (a) 6.000% 1/15/18	925,000	932,642
Kinder Morgan, Inc. (a) 5.000% 2/15/21	1,290,000	1,226,134

		4,294,338

Real Estate — 0.2%
Regency Centers LP 5.875% 6/15/17	892,000	940,639

Real Estate Investment Trusts (REITS) — 2.4%
American Tower Corp. 4.500% 1/15/18	850,000	886,459
DDR Corp. 7.500% 7/15/18	2,400,000	2,693,021
DDR Corp. 9.625% 3/15/16	145,000	147,264
Digital Delta Holdings LLC (a) 3.400% 10/01/20	925,000	926,014
Duke Realty LP 5.950% 2/15/17	2,450,000	2,558,016

	Principal Amount	Value
Duke Realty LP 8.250% 8/15/19	$550,000	$650,598
HCP, Inc. 6.000% 1/30/17	1,450,000	1,510,463
Highwoods Realty LP 5.850% 3/15/17	710,000	740,184
Highwoods Realty LP 7.500% 4/15/18	170,000	187,877
Realty Income Corp. 2.000% 1/31/18	205,000	205,117
UDR, Inc. 5.250% 1/15/16	1,500,000	1,501,444
Vereit Operating Partnership LP 2.000% 2/06/17	640,000	633,600
Vereit Operating Partnership LP 3.000% 2/06/19	320,000	307,840

		12,947,897

Retail — 0.4%
AutoNation, Inc. 3.350% 1/15/21	735,000	732,388
Best Buy Co., Inc. 3.750% 3/15/16	1,450,000	1,455,220
Macy’s Retail Holdings, Inc. 7.450% 7/15/17	135,000	145,864

		2,333,472

Savings & Loans — 0.6%
Glencore Funding LLC (a) 1.700% 5/27/16	2,638,000	2,611,620
Glencore Funding LLC (a) 3.125% 4/29/19	1,150,000	960,250

		3,571,870

Semiconductors — 0.9%
KLA-Tencor Corp. 2.375% 11/01/17	3,495,000	3,496,817
Micron Technology, Inc., Convertible 3.000% 11/15/43	1,750,000	1,454,688

		4,951,505

Telecommunications — 1.1%
Crown Castle Towers LLC (a) 4.174% 8/15/37	1,100,000	1,124,786
Frontier Communications Corp. 8.250% 4/15/17	2,310,000	2,425,500
Qwest Corp. 8.375% 5/01/16	975,000	988,406
Sprint Communications, Inc. (a) 9.000% 11/15/18	1,185,000	1,247,213
Telefonica Emisiones SAU 6.421% 6/20/16	331,000	338,607

		6,124,512

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Transportation — 0.8%
Asciano Finance (a) 5.000% 4/07/18	$1,678,000	$1,727,654
Ryder System, Inc. 2.500% 3/01/18	1,295,000	1,292,704
Ryder System, Inc. 2.550% 6/01/19	190,000	188,846
Ryder System, Inc. 2.875% 9/01/20	1,080,000	1,066,938

		4,276,142

Trucking & Leasing — 1.0%
Aviation Capital Group Corp. (a) 2.875% 9/17/18	3,260,000	3,241,294
GATX Corp. 3.500% 7/15/16	105,000	106,132
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 2.500% 6/15/19	770,000	757,424
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 3.050% 1/09/20	1,650,000	1,636,341

		5,741,191

TOTAL CORPORATE DEBT (Cost $219,948,369)		215,663,075

MUNICIPAL OBLIGATIONS — 0.5%
Access to Loans for Learning Student Loan Corp., Series 2004-IV, Class Note FRN 0.520% 4/25/24	866,636	862,390
Louisiana State Public Facilities Authority FRN 1.219% 4/26/27	311,087	312,978
State of Illinois 5.365% 3/01/17	1,200,000	1,244,556

		2,419,924

TOTAL MUNICIPAL OBLIGATIONS (Cost $2,362,557)		2,419,924

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 30.8%
Auto Floor Plan ABS — 0.1%
NCF Dealer Floorplan Master Trust, Series 2014-1A, Class A, 1 mo. LIBOR + 1.500%, FRN (a) 1.902% 10/20/20	630,000	630,000

Automobile ABS — 3.7%
American Credit Acceptance Receivables Trust, Series 2014-3, Class A (a) 0.990% 8/10/18	183,995	183,929

	Principal Amount	Value
American Credit Acceptance Receivables Trust, Series 2015-2, Class A (a) 1.570% 6/12/19	$927,275	$925,383
American Credit Acceptance Receivables Trust, Series 2015-3, Class A (a) 1.950% 9/12/19	1,498,759	1,494,244
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A (a) 2.100% 3/20/19	600,000	597,579
Capital Automotive REIT, Series 2012-1A, Class A (a) 4.700% 7/15/42	512,251	524,486
CFC LLC, Series 2014-2A, Class A (a) 1.440% 11/16/20	396,207	393,805
CFC LLC, Series 2015-1A, Class A (a) 1.750% 6/15/21	649,808	642,626
Chesapeake Funding LLC, Series 2015-1A, Class B, 1 mo. LIBOR + .950%, FRN (a) 1.219% 2/07/27	400,000	399,579
CPS Auto Trust, Series 2014-B, Class A (a) 1.110% 11/15/18	511,933	507,959
CPS Auto Trust, Series 2014-C, Class A (a) 1.310% 2/15/19	575,306	573,827
CPS Auto Trust, Series 2014-D, Class A (a) 1.490% 4/15/19	368,244	365,901
CPS Auto Trust, Series 2013-D, Class A (a) 1.540% 7/16/18	247,232	247,222
CPS Auto Trust, Series 2013-C, Class A (a) 1.640% 4/16/18	250,217	250,228
CPS Auto Trust, Series 2013-B, Class A (a) 1.820% 9/15/20	671,578	671,093
CPS Auto Trust, Series 2015-C, Class B (a) 2.550% 2/18/20	750,000	746,157
Credit Acceptance Auto Loan Trust, Series 2014-2A, Class A (a) 1.880% 3/15/22	1,100,000	1,093,453
Exeter Automobile Receivables Trust, Series 2014-2A, Class A (a) 1.060% 8/15/18	228,266	228,221
Exeter Automobile Receivables Trust, Series 2014-1A, Class A (a) 1.290% 5/15/18	90,270	90,294
Exeter Automobile Receivables Trust, Series 2014-3A, Class A (a) 1.320% 1/15/19	264,291	263,766

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Exeter Automobile Receivables Trust, Series 2015-2A, Class A (a) 1.540% 11/15/19	$578,939	$576,130
Exeter Automobile Receivables Trust, Series 2015-1A, Class A (a) 1.600% 6/17/19	605,328	603,803
Exeter Automobile Receivables Trust, Series 2015-3A, Class A (a) 2.000% 3/16/20	909,650	906,511
Exeter Automobile Receivables Trust, Series 2013-2A, Class B (a) 3.090% 7/16/18	872,628	874,663
First Investors Auto Owner Trust, Series 2013-3A, Class A3 (a) 1.440% 10/15/19	570,988	570,520
First Investors Auto Owner Trust, Series 2015-2A, Class A1 (a) 1.590% 12/16/19	598,252	596,698
Flagship Credit Auto Trust, Series 2013-1, Class A (a) 1.320% 4/16/18	372,490	372,473
Flagship Credit Auto Trust, Series 2014-2, Class A (a) 1.430% 12/16/19	486,138	482,914
Flagship Credit Auto Trust, Series 2013-2, Class A (a) 1.940% 1/15/19	212,411	212,671
Flagship Credit Auto Trust, Series 2015-2, Class A (a) 1.980% 10/15/20	753,646	750,402
Flagship Credit Auto Trust, Series 2015-3, Class A (a) 2.380% 10/15/20	1,660,319	1,650,214
GLS Auto Receivables Trust, Series 2015-1A, Class A (a) 2.250% 12/15/20	401,256	400,440
GO Financial Auto Securitization Trust, Series 2015-1, Class A (a) 1.810% 3/15/18	226,226	225,864
NextGear Floorplan Master Owner Trust, Series 2015-2A, Class A (a) 2.380% 10/15/20	780,000	772,507
Oscar US Funding Trust, Series 2014-1A, Class A2 (a) 1.000% 8/15/17	439,880	439,516
Santander Drive Auto Receivables Trust, Series 2015-S2, Class R1 (a) 1.840% 11/18/19	254,508	253,236
SNAAC Auto Receivables Trust, Series 2014-1A, Class A (a) 1.030% 9/17/18	89,218	89,151
Westlake Automobile Receivables Trust, Series 2014-2A, Class A2 (a) 0.970% 10/16/17	215,089	214,967

		20,192,432

	Principal Amount	Value
Commercial MBS — 6.0%
Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A4, VRN 5.558% 6/10/49	$851,364	$877,364
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4, VRN 5.742% 2/10/51	566,856	591,518
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class AM, VRN 5.809% 2/10/51	500,000	520,024
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4, VRN 6.215% 2/10/51	1,275,933	1,349,541
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	712,524	725,740
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class AM 5.243% 12/11/38	900,000	924,113
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class AM, VRN 5.513% 1/12/45	1,185,000	1,222,220
Bear Stearns Commercial Mortgage Securities, Series 2006-T24, Class AM, VRN 5.568% 10/12/41	880,000	896,462
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4, VRN 5.694% 6/11/50	679,144	706,078
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	625,000	649,323
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class AM, VRN 5.752% 9/11/38	900,000	907,243
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class AM, VRN 5.882% 6/11/50	1,215,000	1,268,633
Commercial Mortgage Pass Through Certificates, Series 2014-BBG, Class A, 1 mo. LIBOR + .800%, FRN (a) 1.131% 3/15/29	1,085,000	1,082,278
Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A2 3.147% 2/10/47	845,000	863,309

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class A1A, VRN 5.757% 6/10/46	$438,849	$441,659
Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class AM, VRN 5.793% 6/10/46	400,000	403,316
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4, VRN 5.796% 12/10/49	1,054,443	1,101,009
DBRR Trust, Series 2013-EZ3, Class A, VRN (a) 1.635% 12/18/49	431,609	430,319
DBUBS Mortgage Trust, Series 2011-LC2A, Class A2 (a) 3.386% 7/10/44	383,574	385,277
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1 (a) 3.742% 11/10/46	214,862	215,457
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, VRN 5.826% 7/10/38	1,215,000	1,229,500
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4, VRN 5.826% 7/10/38	804,815	810,074
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	1,143,479	1,161,198
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB14, Class AM, VRN 5.488% 12/12/44	817,009	816,104
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB20, Class AM, VRN 5.882% 2/12/51	900,000	944,418
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class AM 5.204% 12/12/49	1,360,000	1,389,052
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4 5.700% 9/12/49	801,989	831,828
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AM, VRN 5.856% 9/12/49	680,000	709,083
Morgan Stanley Capital I, Series 2006-IQ12, Class AM 5.370% 12/15/43	450,000	460,101

	Principal Amount	Value
Morgan Stanley Capital I, Series 2007-HQ11, Class AM, VRN 5.478% 2/12/44	$885,000	$911,241
Morgan Stanley Capital I, Series 2007-HQ11, Class AJ, VRN 5.508% 2/12/44	600,000	607,985
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	275,276	275,014
Morgan Stanley Capital I, Series 2008-T29, Class A4, VRN 6.267% 1/11/43	353,487	377,127
Morgan Stanley Capital I Trust, Series 2012-C4, Class A2 2.111% 3/15/45	575,000	576,723
STRIPs Ltd., Series 2012-1A, Class A (a) 1.500% 12/25/44	125,268	122,888
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, VRN 5.510% 8/15/39	219,791	219,780
VFC LLC, Series 2014-2, Class A (Acquired 7/9/14, Cost $600,000) (a) (b) 2.750% 7/20/30	69,995	69,998
VFC LLC, Series 2015-3, Class A, (Acquired 3/25/15, Cost $249,531) (a) (b) 2.750% 12/20/31	147,262	147,152
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class AM 5.339% 11/15/48	1,300,000	1,329,805
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	1,450,000	1,473,946
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM, VRN 5.952% 2/15/51	240,000	250,463
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class AM, VRN 5.962% 6/15/45	1,200,000	1,215,113
Wells Fargo Reremic Trust, Series 2012-IO, Class A (a) 1.750% 8/20/21	74,514	74,514
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A2 1.765% 12/15/45	880,000	876,869
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A2 (a) 3.240% 3/15/44	200,770	201,318

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2 (a) 3.791% 2/15/44	$201,166	$201,028

		32,843,205

Home Equity ABS — 1.6%
ACE Securities Corp., Series 2005-AG1, Class A1B1, 1 mo. USD LIBOR + .270%, FRN 0.491% 8/25/35	168,047	167,690
ACE Securities Corp., Series 2005-HE7, Class A2D, 1 mo. USD LIBOR + .660%, FRN 0.881% 11/25/35	236,483	236,167
ACE Securities Corp., Series 2005-HE5, Class M2, 1 mo. USD LIBOR + .735%, FRN 0.956% 8/25/35	518,708	517,558
Asset-Backed Funding Certificates, Series 2005-WMC1, Class M1, 1 mo. USD LIBOR + .660%, FRN 0.881% 6/25/35	41,904	41,882
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE3, Class A2, 1 mo. USD LIBOR + .180%, FRN 0.602% 4/25/36	113,785	113,351
Bear Stearns Asset-Backed Securities I Trust, Series 2005-HE12, Class M1, 1 mo. USD LIBOR + .480%, FRN 0.902% 12/25/35	926,421	905,247
Citigroup Mortgage Loan Trust, Series 2005-OPT4, Class M2, 1 mo. USD LIBOR + .430%, FRN 0.651% 7/25/35	117,266	115,069
Countrywide Asset-Backed Certificates, Series 2005-3, Class MV2, 1 mo. USD LIBOR + .450%, FRN 0.872% 8/25/35	52,557	52,505
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460%, FRN 0.882% 9/25/34	83,223	82,253
Credit Suisse Seasoned Loan Trust, Series 2006-1, Class A, 1 mo. USD LIBOR + .240%, FRN (a) 0.662% 10/25/34	588,347	584,753
First Franklin Mortgage Loan Trust, Series 2005-FF6, Class M1, 1 mo. USD LIBOR + .420%, FRN 0.641% 5/25/36	331,636	329,209
GSAMP Trust, Series 2005-AHL, Class M1, 1 mo. USD LIBOR + .430%, FRN 0.852% 4/25/35	148,724	148,765

	Principal Amount	Value
Home Equity Asset Trust, Series 2006-4, Class 2A3, 1 mo. USD LIBOR + .170%, FRN 0.592% 8/25/36	$107,096	$106,944
Home Equity Asset Trust, Series 2005-HF1, Class A1, 1 mo. LIBOR + .520%, FRN 0.942% 2/25/36	239,664	234,883
Home Equity Asset Trust, Series 2005-HF1, Class A2B, 1 mo. LIBOR + .700%, FRN 1.122% 2/25/36	267,645	262,536
JP Morgan Mortgage Acquisition Corp., Series 2005-FRE1, Class A2V2, 1 mo. USD LIBOR + .220%, FRN 0.441% 10/25/35	531,351	529,942
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2, 1 mo. USD LIBOR + .825%, FRN 1.247% 6/25/35	598,041	590,855
MASTR Asset-Backed Securities Trust, Series 2005-WMC1, Class M3, 1 mo. USD LIBOR + .720%, FRN 1.142% 3/25/35	875,000	872,697
Merrill Lynch Mortgage Investors Trust, Series 2006-FF1, Class A2C, 1 mo. USD LIBOR + .200%, FRN 0.622% 8/25/36	47,585	47,561
Morgan Stanley Capital, Inc., Series 2005-WMC6, Class M2, 1 mo. USD LIBOR + .750%, FRN 0.971% 7/25/35	274,368	276,103
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6, STEP 6.390% 10/25/28	50	51
NovaStar Mortgage Funding Trust, Series 2005-3, Class A2D, 1 mo. LIBOR + .370%, FRN 0.792% 1/25/36	731,163	731,820
Park Place Securities, Inc., Series 2005-WCW3, Class A2C, 1 mo. USD LIBOR + .380%, FRN 0.601% 8/25/35	107,419	107,236
Park Place Securities, Inc., Series 2005-WHQ1, Class M2, 1 mo. USD LIBOR + .750%, FRN 0.971% 3/25/35	107,784	107,765
Residential Asset Mortgage Products, Inc., Series 2005-EFC5, Class M1, 1 mo. USD LIBOR + .400%, FRN 0.822% 10/25/35	451,181	450,243
Residential Asset Securities Corp., Series 2005-AHL3, Class A2, 1 mo. USD LIBOR + .240%, FRN 0.662% 11/25/35	570,561	567,033

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Residential Asset Securities Corp., Series 2005-EMX4, Class M1, 1 mo. USD LIBOR + .430%, FRN 0.852% 11/25/35	$307,040	$304,074
Security National Mortgage Loan Trust, Series 2006-3A, Class A1, 1 mo. LIBOR + .280%, FRN (a) 0.501% 1/25/37	176,107	176,056
Structured Asset Investment Loan Trust, Series 2005-7, Class A5, 1 mo. USD LIBOR + .720%, FRN 1.142% 8/25/35	90,457	90,529

		8,750,777

Other ABS — 14.3%
321 Henderson Receivables I LLC, Series 2006-1A, Class A1, 1 mo. LIBOR + .200%, FRN (a) 0.531% 3/15/41	486,135	469,837
321 Henderson Receivables I LLC, Series 2006-2A, Class A1, 1 mo. LIBOR + .200%, FRN (a) 0.531% 6/15/41	558,601	540,076
321 Henderson Receivables I LLC, Series 2010-3A, Class A (a) 3.820% 12/15/48	955,023	979,347
AIMCO CLO Ltd., Series 2014-AA, Class A, 3 mo. USD LIBOR + 1.540%, FRN (a) 1.857% 7/20/26	1,000,000	993,998
ALM VIII Ltd., Series 2013-8A, Class A1A, 3 mo. USD LIBOR + 1.450%, FRN (a) 1.767% 1/20/26	730,000	724,241
Alterna Funding I LLC, Series 2014-1A, Class NOTE (a) 1.639% 2/15/21	445,760	443,183
Arbys Funding LLC, Series 2015-1A, Class A2 (a) 4.969% 10/30/45	850,000	849,915
ARL First LLC, Series 2012-1A, Class A1, 1 mo. LIBOR + 1.750%, FRN (a) 2.081% 12/15/42	1,150,765	1,148,834
Ascentium Equipment Receivables LLC, Series 2014-1A, Class A2 (a) 1.040% 1/10/17	192,579	192,597
Ascentium Equipment Receivables LLC, Series 2014-1A, Class B (a) 1.580% 10/10/18	700,000	699,934
BCC Funding VIII LLC, Series 2014-1A, Class A (a) 1.794% 6/20/20	183,724	183,035

	Principal Amount	Value
BCC Funding X LLC, Series 2015-1, Class A2 (a) 2.224% 10/20/20	$1,300,000	$1,299,725
Birchwood Park CLO Ltd., Series 2014-1A, Class A, 3 mo. USD LIBOR + 1.440%, FRN (a) 1.761% 7/15/26	1,010,000	1,001,268
Blue Hill CLO Ltd., Series 2013-1A, Class A, 3 mo. USD LIBOR + 1.480%, FRN (a) 1.801% 1/15/26	2,315,000	2,280,076
BlueMountain CLO Ltd., Series 2015-2A, Class A1, 3 mo. USD LIBOR + 1.430%, FRN (a) 1.714% 7/18/27	1,475,000	1,454,844
BlueVirgo Trust, Series 2015-1A, Class NOTE (a) 3.000% 12/15/22	2,795,082	2,777,110
CAN Capital Funding LLC, Series 2014-1A, Class A (a) 3.117% 4/15/20	880,000	877,105
Carlyle Global Market Strategies, Series 2014-4A, Class A1, 3 mo. USD LIBOR + 1.500%, FRN (a) 1.821% 10/15/26	2,050,000	2,036,105
Carlyle Global Market Strategies, Series 2014-1A, Class A, 3 mo. USD LIBOR + 1.520%, FRN (a) 1.837% 4/17/25	1,520,000	1,512,736
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A (a) 2.000% 12/10/23	635,195	635,786
Citi Held For Asset Issuance, Series 2015-PM1, Class A (a) 1.850% 12/15/21	242,151	241,671
Citi Held For Asset Issuance, Series 2015-PM2, Class A (a) 2.350% 3/15/22	871,049	868,415
Citi Held For Asset Issuance, Series 2015-PM3, Class A (a) 2.600% 5/16/22	370,000	369,653
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 (a) 4.474% 3/20/43	484,169	484,169
Credit-Based Asset Servicing and Securitization LLC, Series 2006-RP2, Class A3, 1 mo. LIBOR + .300%, FRN (a) 0.722% 7/25/36	774,985	769,338
DB Master Finance LLC, Series 2015-1A, Class A2I (a) 3.262% 2/20/45	664,975	669,630

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Diamond Resorts Owner Trust, Series 2014-1, Class A (a) 2.540% 5/20/27	$323,667	$325,496
Diamond Resorts Owner Trust, Series 2015-1, Class A (a) 2.730% 7/20/27	611,508	610,349
Diamond Resorts Owner Trust, Series 2015-2, Class B (a) 3.540% 5/22/28	719,096	719,057
Direct Capital Funding V LLC, Series 2013-2, Class A2 (a) 1.730% 8/20/18	267,361	267,285
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A2I (a) 3.484% 10/25/45	1,320,000	1,293,600
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 (a) 5.216% 1/25/42	1,020,788	1,054,028
Dong Fang Container Finance II SPV Ltd., Series 2014-1A, Class A1 (a) 1.950% 11/25/39	729,167	718,166
Drug Royalty Corp., Inc., Series 2014-1, Class A1, 3 mo. LIBOR + 2.850%, FRN (a) 3.139% 7/15/23	659,039	666,822
Drug Royalty Corp., Inc., Series 2012-1, Class A1, 3 mo. LIBOR + 5.250%, FRN (a) 5.571% 7/15/24	534,000	545,881
Eaton Vance CLO, Series 2014-1A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (a) 1.771% 7/15/26	1,275,000	1,263,896
Elara HGV Timeshare Issuer LLC, Series 2014-A, Class B (a) 3.020% 2/25/27	680,220	671,358
Element Rail Leasing I LLC, Series 2014-1A, Class A1 (a) 2.299% 4/19/44	521,599	513,238
Element Rail Leasing II LLC, Series 2015-1A, Class A1 (a) 2.707% 2/19/45	265,784	262,813
Entegry New Orleans Storm Recovery Funding I LLC, Series 2015-1, Class A 2.670% 6/01/27	310,000	316,258
First Franklin Mortgage Loan Trust, Series 2005-FF4, Class M1, 1 mo. USD LIBOR + .645%, FRN 1.067% 5/25/35	214,848	214,666
FNA Trust, Series 2014-1A, Class A (a) 1.296% 12/10/22	1,026,580	1,024,815
FNA Trust, Series 2015-1, Class A (a) 3.240% 12/10/23	819,049	816,738

	Principal Amount	Value
Fremont Home Loan Trust, Series 2005-E, Class 2A3, 1 mo. USD LIBOR + .240%, FRN 0.461% 1/25/36	$151,827	$146,375
FRS I LLC, Series 2013-1A, Class A1 (a) 1.800% 4/15/43	242,304	238,825
Galaxy XX CLO Ltd., Series 2015-20A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (a) 1.731% 7/20/27	1,475,000	1,467,840
Global Container Assets Ltd., Series 2015-1A, Class A1 (a) 2.100% 2/05/30	475,000	472,001
Global Container Assets Ltd., Series 2013-1A, Class A1 (a) 2.200% 11/05/28	433,656	433,522
Global SC Funding One Ltd., Series 2015-1, Class B1 (a) 2.740% 1/18/30	333,583	274,849
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A, 3 mo. USD LIBOR + 1.150%, FRN (a) 1.470% 4/25/25	1,505,000	1,473,667
Green Tree Agency Advance Funding Trust I, Series 2015-T2, Class AT2 (a) 3.095% 10/15/48	1,060,000	1,048,700
Hercules Capital Funding Trust, Series 2014-1A, Class A (a) 3.524% 4/16/21	420,000	418,819
HFG Healthco-4 LLC, Series 2011-1A, Class A, 1 mo. LIBOR + 2.250%, FRN (a) 2.519% 6/02/17	575,000	576,981
Hilton Grand Vacations Trust, Series 2014-AA, Class A (a) 1.770% 11/25/26	765,474	755,333
Hilton Grand Vacations Trust, Series 2013-A, Class A (a) 2.280% 1/25/26	608,013	609,112
Horizon Funding Trust, Series 2013-1A, Class A (a) 3.000% 5/15/18	116,371	116,444
Icon Brand Holdings LLC, Series 2012-1A, Class A (a) 4.229% 1/25/43	431,117	432,336
Icon Brand Holdings LLC, Series 2013-1A, Class A (a) 4.352% 1/25/43	462,994	465,100
ING Investment Management CLO Ltd., Series 2013-3A, Class A1, 3 mo. USD LIBOR + 1.450%, FRN (a) 1.765% 1/18/26	790,000	779,536

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
ING Investment Management CLO V Ltd., Series 2007-5A, Class A1A, 3 mo. USD LIBOR + .230%, FRN (a) 0.559% 5/01/22	$907,076	$897,743
LCM Ltd., Series 16A, Class A, 3 mo. USD LIBOR + 1.500%, FRN (a) 1.821% 7/15/26	1,250,000	1,244,425
LCM XI LP, Series 11A, Class A, 3 mo. USD LIBOR + 1.300%, FRN (a) 1.615% 4/19/22	3,660,000	3,630,603
Madison Park Funding XII Ltd., Series 2014-12A, Class A, 3 mo. USD LIBOR + 1.500%, FRN (a) 1.817% 7/20/26	2,175,000	2,157,787
Madison Park Funding XIV Ltd., Series 2014-14A, Class A2, 3 mo. USD LIBOR + 1.450%, FRN (a) 1.767% 7/20/26	930,000	920,402
Miramax LLC, Series 2014-1A, Class A2 (a) 3.340% 7/20/26	542,360	538,458
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC4, Class M4, 1 mo. USD LIBOR + .945%, FRN 1.166% 4/25/35	900,402	895,961
MVW Owner Trust, Series 2013-1A, Class A (a) 2.150% 4/22/30	565,975	563,748
MVW Owner Trust, Series 2014-2, Class A (a) 2.250% 9/22/31	1,033,567	1,025,685
Nations Equipment Finance Funding II LLC, Series 2014-1A, Class A (a) 1.558% 7/20/18	251,546	251,378
Navitas Equipment Receivables LLC, Series 2015-1, Class A2 (a) 2.120% 11/15/18	750,000	751,079
New Residential Advance Receivables Trust, Series 2015-T3, Class AT3 (a) 2.540% 11/15/46	770,000	768,748
New York City Tax Lien, Series 2014-A, Class A (a) 1.030% 11/10/27	105,516	105,340
Ocwen Master Advance Receivables Trust, Series 2015-T2, Class AT2 (a) 2.532% 11/15/46	900,000	899,910
Ocwen Master Advance Receivables Trust, Series 15-1, Class AT1 (a) 2.537% 9/17/46	400,000	399,650
OnDeck Asset Securitization Trust, Series 2014-1A, Class A (a) 3.150% 5/17/18	500,000	499,521

	Principal Amount	Value
Orange Lake Timeshare Trust, Series 2014-AA, Class A (a) 2.290% 7/09/29	$206,632	$205,130
Oxford Finance Funding Trust, Series 2014-1A, Class A (a) 3.475% 12/15/22	320,000	318,381
Park Place Securities, Inc., Series 2005-WHQ4, Class A1A, 1 mo. USD LIBOR + .260%, FRN 0.481% 9/25/35	202,040	201,927
RAAC, Series 2006-RP2, Class A, 1 mo. USD LIBOR + .250%, FRN (a) 0.446% 2/25/37	547,255	540,047
Race Point VIII CLO Ltd., Series 2012-7A, Class A, 3 mo. USD LIBOR + 1.420%, FRN (a) 1.764% 11/08/24	550,000	546,414
SBA Tower Trust, Series 2014-1A, Class C, STEP (a) 2.898% 10/15/44	847,947	828,622
Sierra Receivables Funding Co. LLC, Series 2014-2A, Class A (a) 2.050% 6/20/31	458,368	455,814
Sierra Receivables Funding Co. LLC, Series 2013-2A, Class A (a) 2.280% 11/20/25	405,201	404,780
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class A (a) 2.580% 9/20/32	734,173	734,030
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (a) 2.840% 11/20/28	118,749	119,612
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class B (a) 3.080% 9/20/32	275,315	275,313
Sierra Receivables Funding Co. LLC, Series 2011-3A, Class A (a) 3.370% 7/20/28	81,341	82,204
Sonic Capital LLC, Series 2011-1A, Class A2 (a) 5.438% 5/20/41	1,076,950	1,111,843
SpringCastle America Funding LLC, Series 2014-AA, Class A (a) 2.700% 5/25/23	1,700,762	1,702,888
SPS Servicer Advance Receivables Trust, Series 2015-T3, Class AT3 (a) 2.540% 7/15/47	550,000	549,432
Store Master Funding I LLC, Series 2015-1A, Class A1 (a) 3.750% 4/20/45	199,333	197,762
SVO VOI Mortgage LLC, Series 2010-AA, Class A (a) 3.650% 7/20/27	116,263	116,084

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Symphony CLO XV Ltd., Series 2014-15A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (a) 1.765% 10/17/26	$1,140,000	$1,130,295
TAL Advantage LLC, Series 2006-1A, 1 mo. LIBOR + .190%, FRN (a) 0.592% 4/20/21	1,146,667	1,146,042
TAL Advantage LLC, Series 2014-2A, Class A1 (a) 1.700% 5/20/39	595,867	589,635
Trade MAPS 1 Ltd., Series 2013-1A, Class A, 1 mo. LIBOR + .700%, FRN (a) 0.993% 12/10/18	1,275,000	1,266,900
Trip Rail Master Funding LLC, Series 2011-1A, Class A1B, 1 mo. LIBOR + 2.500%, FRN (a) 2.831% 7/15/41	572,843	592,896
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (a) 4.370% 7/15/41	536,278	561,773
Welk Resorts LLC, Series 2015-AA, Class A (a) 2.790% 6/16/31	470,640	469,308
Wendy’s Funding LLC, Series 2015-1A, Class A2I (a) 3.371% 6/15/45	1,246,875	1,223,184
Westgate Resorts LLC, Series 2014-1A, Class A (a) 2.150% 12/20/26	728,044	713,265
Westgate Resorts LLC, Series 2015-2A, Class A (a) 3.200% 7/20/28	1,359,466	1,354,783

		78,485,336

Student Loans ABS — 3.9%
Access Group, Inc., Series 2004-A, Class A2, 3 mo. LIBOR + .260%, FRN 0.580% 4/25/29	347,922	345,997
Access Group, Inc., Series 2015-1, Class A, 1 mo. LIBOR + .700%, FRN (a) 0.921% 7/25/56	1,286,956	1,249,432
Access Group, Inc., Series 2003-A, Class A3, 3 mo. Treasury + 1.200%, FRN 1.340% 7/01/38	732,466	660,638
Access Group, Inc., Series 2015-1, Class B, 1 mo. LIBOR + 1.500%, FRN (a) 1.721% 7/25/58	430,000	364,853

	Principal Amount	Value
CIT Education Loan Trust, Series 2005-1, Class A3, 3 mo. LIBOR + .120%, FRN 0.632% 3/15/26	$359,072	$353,535
College Loan Corp Trust I, Series 2005-2, Class B, 3 mo. LIBOR + .490%, FRN 0.811% 1/15/37	950,441	822,041
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B (a) 2.500% 1/25/30	477,906	454,578
DRB Prime Student Loan Trust, Series 2015-D, Class A1, 1 mo. USD LIBOR + 1.700%, FRN (a) 1.899% 1/25/40	1,400,000	1,369,411
DRB Prime Student Loan Trust, Series 2015-A, Class A3 2.320% 4/25/30	1,028,315	1,029,939
DRB Prime Student Loan Trust, Series 2015-B, Class A3 (a) 2.540% 4/27/26	740,001	735,189
Education Funding Capital Trust I, Series 2004-1, Class A4, 28 day ARS, FRN 1.697% 6/15/43	1,050,000	997,772
Education Funding Capital Trust I, Series 2004-1, Class B1, 28 day ARS, FRN 1.846% 6/15/43	100,000	90,801
Education Funding Capital Trust I, Series 2004-1, Class A6, 28 day ARS, FRN 1.908% 6/15/43	450,000	441,093
Kentucky Higher Education Student Loan Corp., Series 2015-1, Class A1, 1 mo. LIBOR + .750%, FRN 0.938% 12/01/31	839,404	814,793
KeyCorp Student Loan Trust, Series 2004-A, Class 2A2, 3 mo. LIBOR + .300%, FRN 0.623% 10/28/41	168,720	168,000
KeyCorp Student Loan Trust, Series 2006-A, Class 2A4, 3 mo. LIBOR + .310%, FRN 0.913% 9/27/35	684,229	657,021
National Collegiate Student Loan Trust, Series 2007-1, Class A2, 1 mo. LIBOR + .130%, FRN 0.552% 11/27/28	348,843	347,099
National Collegiate Student Loan Trust, Series 2006-3, Class A3, 1 mo. LIBOR + .150%, FRN 0.572% 10/25/27	687,303	682,601

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
National Collegiate Student Loan Trust, Series 2005-1, Class A4, 1 mo. LIBOR + .240%, FRN 0.662% 11/27/28	$636,942	$628,150
National Collegiate Student Loan Trust, Series 2004-1, Class A2, 3 mo. LIBOR + .260%, FRN 0.863% 6/25/27	655,626	653,491
Navient Private Education Loan Trust, Series 2015-BA, Class A1, 1 mo. LIBOR + .600%, FRN (a) 0.931% 5/15/23	650,579	649,759
Navient Private Education Loan Trust, Series 2014-AA, Class A2A (a) 2.740% 2/15/29	930,000	924,037
Nelnet Student Loan Trust, Series 2015-3A, Class B, 1 mo. LIBOR + 1.500%, FRN (a) 1.721% 7/27/50	395,000	337,452
North Carolina State Education Assistance Authority, Series 2011-1, Class A2, 3 mo. LIBOR + .900%, FRN 1.220% 1/26/26	442,894	442,825
Pennsylvania Higher Education Assistance Agency, Series 2003-1, Class A3, 28 day ARS, FRN 1.751% 7/25/42	900,000	885,004
SLC Student Loan Trust, Series 2006-A, Class A5, 3 mo. LIBOR + .170%, FRN 0.491% 7/15/36	255,789	253,495
SLM Student Loan Trust, Series 2006-1, Class A5, 3 mo. LIBOR + .110%, FRN 0.430% 7/26/21	600,000	586,880
SLM Student Loan Trust, Series 2007-5, Class A6, 3 mo. LIBOR + .110%, FRN 0.430% 1/26/43	480,000	408,014
SLM Student Loan Trust, Series 2006-10, Class B, 3 mo. LIBOR + .220%, FRN 0.540% 3/25/44	481,570	392,985
SLM Student Loan Trust, Series 2003-14, Class A6, 3 mo. LIBOR + .300%, FRN 0.620% 7/25/25	520,000	499,666
SLM Student Loan Trust, Series 2005-8, Class B, 3 mo. LIBOR + .310%, FRN 0.630% 1/25/40	757,547	635,800
SLM Student Loan Trust, Series 2004-10, Class B, 3 mo. LIBOR + .370%, FRN 0.690% 1/25/40	710,368	589,161

	Principal Amount	Value
SLM Student Loan Trust, Series 2003-11, Class B, 3 mo. LIBOR + .650%, FRN 1.162% 12/15/38	$615,771	$551,006
SLM Student Loan Trust, Series 2012-A, Class A1, 1 mo. LIBOR + 1.400%, FRN (a) 1.731% 8/15/25	167,617	168,237
SLM Student Loan Trust, Series 2003-5, Class A7, 28 day ARS, FRN 2.760% 6/17/30	100,000	100,000
Social Professional Loan Program LLC, Series 2014-B, Class A1, 1 mo. LIBOR + 1.250%, FRN (a) 1.471% 8/25/32	907,002	902,106
Social Professional Loan Program LLC, Series 2014-A, Class A2 (a) 3.020% 10/25/27	349,132	352,950

		21,545,811

WL Collateral CMO — 1.2%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7, FRN 2.807% 8/25/34	106,868	102,236
Connecticut Avenue Securities, Series 2015-C02, Class 1M1, 1 mo. USD LIBOR + 1.150%, FRN 1.371% 5/25/25	1,014,761	1,011,743
Connecticut Avenue Securities, Series 2015-C03, Class 1M1, 1 mo. USD LIBOR + 1.500%, FRN 1.721% 7/25/25	2,229,422	2,225,686
Connecticut Avenue Securities, Series 2015-C04, Class 1M1, 1 mo. USD LIBOR + 1.600%, FRN 1.831% 4/25/28	1,244,592	1,243,098
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1, FRN 2.616% 2/25/34	26,022	24,364
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1, FRN 3.028% 9/25/33	9,425	8,602
GS Mortgage Securities Corp., Series 2014-4R, Class AS, 1 mo. USD LIBOR + .180%, FRN (a) 0.376% 1/26/34	621,665	599,488
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, FRN 2.764% 8/25/34	21,045	19,661
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, FRN 2.496% 8/25/34	89,032	73,267

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2, 1 mo. USD LIBOR + .250%, FRN 0.471% 8/25/36	$69,844	$68,438
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IIA2, FRN 2.483% 2/25/34	201,657	202,120
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA, FRN 2.905% 7/25/33	5,574	5,400
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA, FRN 3.011% 2/25/34	11,527	11,026
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A, FRN 2.499% 2/25/34	314	319
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, FRN 2.556% 3/25/34	54,755	54,549
Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M1, 1 mo. USD LIBOR + .900%, FRN 1.121% 10/25/27	526,206	524,743
WaMu Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400%, FRN 1.643% 4/25/44	124,306	120,260

		6,295,000

WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2007-BC4, Class A3, 1 mo. USD LIBOR + .250%, FRN 0.672% 11/25/37	126,384	126,234
Structured Asset Securities Corp., Series 2002-11A, Class 2A1, FRN 2.885% 6/25/32	33,530	31,683

		157,917

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $170,580,564)		168,900,478

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 6.9%
Collateralized Mortgage Obligations — 6.4%
Federal Home Loan Mortgage Corp. Series 4291, Class K 3.000% 5/15/38	2,559,295	2,601,148

	Principal Amount	Value
Series 4447, Class PA 3.000% 12/15/44	$658,583	$677,823
Series 3990, Class VA 3.500% 1/15/25	1,601,559	1,689,972
Series 4213, Class VE 3.500% 6/15/26	1,513,956	1,588,618
Series 4290, Class CA 3.500% 12/15/38	3,516,615	3,650,545
Series 4443, Class BA 3.500% 4/15/41	890,746	922,207
Series 2626, Class A 4.000% 6/15/33	994,373	1,058,329
Series 4328, Class DA 4.000% 1/15/36	2,914,186	3,064,341
Series 4325, Class MA 4.000% 9/15/39	3,395,711	3,565,353
Series 4336, Class MA 4.000% 1/15/40	5,438,191	5,716,499
Series 4323, Class CA 4.000% 3/15/40	1,555,044	1,642,979
Federal National Mortgage Association Series 2015-58, Class JP 2.500% 3/25/37	1,246,460	1,253,810
Series 2015-20, Class EV 3.500% 7/25/26	1,700,175	1,792,885
Series 2014-14, Class A 3.500% 2/25/37	1,829,542	1,893,127
Series 2015-62, Class VA 4.000% 10/25/26	509,232	546,810
Series 2014-48, Class AB 4.000% 10/25/40	1,635,204	1,719,408
Series 2013-112, Class HQ 4.000% 11/25/43	679,758	715,331
Government National Mortgage Association, Series 2014-131, Class BW, FRN 3.856% 5/20/41	1,017,713	1,043,402

		35,142,587

Pass-Through Securities — 0.5%
Federal Home Loan Mortgage Corp. Pool #1Q0239 1 year CMT + 2.255%, FRN 2.509% 3/01/37	798,817	847,749
Federal National Mortgage Association Pool #775539, 12 mo. USD LIBOR + 1.623%, FRN 2.332% 5/01/34	123,544	129,865
Pool #725692, 1 year CMT + 2.146%, FRN 2.398% 10/01/33	146,065	154,160
Pool #888586, 1 year CMT + 2.213%, FRN 2.481% 10/01/34	286,814	303,460

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #684154 5.500% 2/01/18	$5,047	$5,225
Pool #702331 5.500% 5/01/18	73,178	76,164
Pool #725796 5.500% 9/01/19	531,017	559,293
Pool #844564 5.500% 12/01/20	111,782	119,070
Government National Mortgage Association Pool #507545 7.500% 8/15/29	32,188	38,457
Government National Mortgage Association II Pool #82488 1 year CMT + 1.500%, FRN 1.750% 3/20/40	365,087	378,126
Pool #82462 1 year CMT + 1.500%, FRN 2.500% 1/20/40	283,481	293,321

		2,904,890

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $38,509,544)		38,047,477

U.S. TREASURY OBLIGATIONS — 22.7%
U.S. Treasury Bonds & Notes — 22.7%
U.S. Treasury Note 0.625% 8/31/17	10,100,000	10,035,790
U.S. Treasury Note (c) 0.875% 11/15/17	19,850,000	19,782,056
U.S. Treasury Note 0.875% 7/15/18	43,700,000	43,305,678
U.S. Treasury Note 1.000% 12/15/17	42,520,000	42,460,208
U.S. Treasury Note 1.250% 12/15/18	4,000,000	3,991,250
U.S. Treasury Note 1.375% 4/30/20	500,000	493,540
U.S. Treasury Note 1.500% 11/30/19	4,700,000	4,681,273

		124,749,795

TOTAL U.S. TREASURY OBLIGATIONS (Cost $125,094,907)		124,749,795

TOTAL BONDS & NOTES (Cost $556,495,941)		549,780,749

	Notional Amount	Value
PURCHASED OPTIONS — 0.0%
Financial — 0.0%
Diversified Financial — 0.0%
5 Year CDX.NA.IG 25 Swaption, Put, Expires 3/16/16, Strike 120.00 (OTC -JP Morgan Chase Bank); Underlying swap terminates 1/14/16	$13,700,000	$16,056
5 Year CDX.NA.IG 25 Swaption, Put, Expires 3/16/16, Strike 120.00 (OTC -JP Morgan Chase Bank); Underlying swap terminates 1/15/16	37,900,000	44,419
5 Year CDX.NA.IG 25 Swaption, Put, Expires 3/16/16, Strike 120.00 (OTC -JP Morgan Chase Bank); Underlying swap terminates 1/14/16	75,750,000	88,779

		149,254

TOTAL PURCHASED OPTIONS (Cost $263,325)		149,254

TOTAL LONG-TERM INVESTMENTS (Cost $557,404,266)		550,169,298

	Principal Amount
SHORT-TERM INVESTMENTS — 2.0%
Commercial Paper — 2.0%
EnCana Corp. (a) 1.100% 1/04/16	11,000,000	10,999,535

Time Deposit — 0.0%
Euro Time Deposit 0.010% 1/04/16	49,239	49,239

TOTAL SHORT-TERM INVESTMENTS (Cost $11,048,231)		11,048,774

TOTAL INVESTMENTS — 102.3% (Cost $568,452,497) (d)		561,218,072

Other Assets/(Liabilities) — (2.3)%		(12,554,363)

NET ASSETS — 100.0%		$548,663,709

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ABS	Asset-Backed Security
ARS	Auction Rate Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
PAC	Planned Amortization Class
STEP	Step Up Bond
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015, these securities amounted to a value of $170,024,708 or 30.99% of net assets.
(b)	Restricted security. Certain securities are restricted as to resale. At December 31, 2015, these securities amounted to a value of $217,150 or 0.04% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(c)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments

December 31, 2015 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 145.1%

CORPORATE DEBT — 4.7%
Auto Manufacturers — 0.7%
General Motors Financial Co., Inc. 3 mo. USD LIBOR + 2.060%, FRN 2.388% 1/15/19	$1,280,000	$1,286,620
Nissan Motor Acceptance Corp. 3 mo. USD LIBOR + .550%, FRN (a) 0.972% 3/03/17	1,100,000	1,097,192

		2,383,812

Banks — 0.7%
Deutsche Bank AG 3 mo. USD LIBOR + .610%, FRN 0.969% 2/13/17	1,750,000	1,739,015
The Huntington National Bank 3 mo. USD LIBOR + .425%, FRN 0.745% 4/24/17	765,000	761,167

		2,500,182

Computers — 0.4%
Hewlett-Packard Co. 3 mo. USD LIBOR + 1.930%, FRN (a) 2.248% 10/05/18	1,300,000	1,303,413

Diversified Financial — 1.5%
The Goldman Sachs Group, Inc. 3 mo. USD LIBOR + .625%, FRN 1.061% 6/04/17	1,625,000	1,620,390
The Goldman Sachs Group, Inc. 3 mo. USD LIBOR + .800%, FRN 1.312% 12/15/17	2,250,000	2,250,958
Ally Financial, Inc. 3.600% 5/21/18	1,295,000	1,295,000

		5,166,348

Holding Company – Diversified — 0.3%
MUFG Americas Holdings Corp. 3 mo. USD LIBOR + .570%, FRN 0.914% 2/09/18	870,000	866,478

Pharmaceuticals — 0.8%
Actavis Funding SCS 3 mo. USD LIBOR + .875%, FRN 1.289% 9/01/16	1,250,000	1,250,765
Actavis Funding SCS 3 mo. USD LIBOR + 1.080%, FRN 1.582% 3/12/18	1,250,000	1,254,017

		2,504,782

Real Estate Investment Trusts (REITS) — 0.3%
DDR Corp. 9.625% 3/15/16	945,000	959,754

TOTAL CORPORATE DEBT (Cost $11,498,493)		15,684,769

	Principal Amount	Value
MUNICIPAL OBLIGATIONS — 0.2%
Access to Loans for Learning Student Loan Corp., Series 2004-IV, Class Note FRN 0.520% 4/25/24	$543,707	$541,043
Louisiana State Public Facilities Authority FRN 1.219% 4/26/27	211,539	212,825

		753,868

TOTAL MUNICIPAL OBLIGATIONS (Cost $745,731)		753,868

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 44.1%
Auto Floor Plan ABS — 0.7%
Ally Master Owner Trust, Series 2015-2, Class A1, 1 mo. LIBOR + .570%, FRN 0.901% 1/15/21	900,000	896,471
Navistar Financial Dealer Note Master Trust, Series 2014-1, Class A (a) 1.171% 10/25/19	1,300,000	1,296,007
NCF Dealer Floorplan Master Trust, Series 2014-1A, Class A, 1 mo. LIBOR + 1.500%, FRN (a) 1.902% 10/20/20	250,000	250,000

		2,442,478

Automobile ABS — 13.4%
American Credit Acceptance Receivables Trust, Series 2014-3, Class A (a) 0.990% 8/10/18	101,197	101,161
American Credit Acceptance Receivables Trust, Series 2014-4, Class A (a) 1.330% 7/10/18	318,637	318,154
American Credit Acceptance Receivables Trust, Series 2013-1, Class A (a) 1.450% 4/16/18	2,978	2,978
American Credit Acceptance Receivables Trust, Series 2015-2, Class A (a) 1.570% 6/12/19	570,631	569,466
American Credit Acceptance Receivables Trust, Series 2015-3, Class A (a) 1.950% 9/12/19	1,705,175	1,700,038
AmeriCredit Automobile Receivables Trust, Series 2014-3, Class A2B, 1 mo. USD LIBOR + .320%, FRN 0.596% 4/09/18	582,162	581,930
Avis Budget Rental Car Funding LLC, Series 2010-5A, Class A (a) 3.150% 3/20/17	325,000	325,813
Bank of The West Auto Trust, Series 2014-1, Class A4 (a) 1.650% 3/16/20	420,000	416,428

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
California Republic Auto Receivables Trust, Series 2013-2, Class A2 1.230% 3/15/19	$219,330	$219,278
California Republic Auto Receivables Trust, Series 2013-1, Class A2 (a) 1.410% 9/17/18	567,936	568,034
California Republic Auto Receivables Trust, Series 2015-4, Class A2 (a) 1.600% 9/17/18	2,600,000	2,599,765
Capital Auto Receivables Asset Trust, Series 2014-3, Class A1, 1 mo. USD LIBOR + .320%, FRN 0.722% 2/21/17	368,060	367,925
CFC LLC, Series 2014-2A, Class A (a) 1.440% 11/16/20	594,310	590,707
CFC LLC, Series 2014-1A, Class A (a) 1.460% 12/17/18	113,461	113,286
CFC LLC, Series 2013-2A, Class A (a) 1.750% 11/15/17	13,691	13,692
CFC LLC, Series 2015-1A, Class A (a) 1.750% 6/15/21	455,535	450,500
Chesapeake Funding LLC, Series 2012-2A, Class A, 1 mo. LIBOR + .450%, FRN (a) 0.719% 5/07/24	138,754	138,742
Chesapeake Funding LLC, Series 2015-1A, Class B, 1 mo. LIBOR + .950%, FRN (a) 1.219% 2/07/27	260,000	259,726
CPS Auto Trust, Series 2014-B, Class A (a) 1.110% 11/15/18	341,289	338,640
CPS Auto Trust, Series 2014-A, Class A (a) 1.210% 8/15/18	121,856	121,640
CPS Auto Trust, Series 2014-C, Class A (a) 1.310% 2/15/19	366,104	365,163
CPS Auto Trust, Series 2013-A, Class A (a) 1.310% 6/15/20	307,492	305,722
CPS Auto Trust, Series 2012-D, Class A (a) 1.480% 3/16/20	156,280	156,352
CPS Auto Trust, Series 2014-D, Class A (a) 1.490% 4/15/19	2,424,271	2,408,847
CPS Auto Trust, Series 2015-A, Class A (a) 1.530% 7/15/19	367,080	365,817
CPS Auto Trust, Series 2013-D, Class A (a) 1.540% 7/16/18	239,383	239,374

	Principal Amount	Value
CPS Auto Trust, Series 2013-C, Class A (a) 1.640% 4/16/18	$161,340	$161,347
CPS Auto Trust, Series 2015-B, Class A (a) 1.650% 11/15/19	663,784	661,321
CPS Auto Trust, Series 2015-C, Class A (a) 1.770% 6/17/19	536,769	535,092
CPS Auto Trust, Series 2012-C, Class A (a) 1.820% 12/16/19	157,848	158,097
CPS Auto Trust, Series 2013-B, Class A (a) 1.820% 9/15/20	363,902	363,639
CPS Auto Trust, Series 2015-C, Class B (a) 2.550% 2/18/20	450,000	447,694
CPS Auto Trust, Series 2012-A, Class A (a) 2.780% 6/17/19	93,347	93,706
CPS Auto Trust, Series 2011-B, Class A (a) 3.680% 9/17/18	120,382	120,391
Credit Acceptance Auto Loan Trust, Series 2013-1A, Class A (a) 1.210% 10/15/20	146,602	146,600
Credit Acceptance Auto Loan Trust, Series 2013-2A, Class A (a) 1.500% 4/15/21	193,989	193,650
Credit Acceptance Auto Loan Trust, Series 2014-2A, Class A (a) 1.880% 3/15/22	680,000	675,953
Drive Auto Receivables Trust, Series 2015-DA, Class L1 (a) 0.520% 10/17/16	924,766	924,745
Drive Auto Receivables Trust, Series 2015-BA, Class A2B, 1 mo. USD LIBOR + .600%, FRN (a) 0.931% 12/15/17	607,222	607,222
Drive Auto Receivables Trust, Series 2015-AA, Class A2 (a) 1.010% 11/15/17	338,925	338,875
Drive Auto Receivables Trust, Series 2015-CA, Class A2A (a) 1.030% 2/15/18	884,862	884,308
Drive Auto Receivables Trust, Series 2015-DA, Class A2B, 1 mo. USD LIBOR + .870%, FRN (a) 1.201% 6/15/18	1,200,000	1,199,860
Drive Auto Receivables Trust, Series 2015-BA, Class A3 (a) 1.300% 6/15/18	350,000	349,603

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Drive Auto Receivables Trust, Series 2015-AA, Class A3 (a) 1.430% 7/16/18	$560,000	$559,883
DT Auto Owner Trust, Series 2014-3A, Class A (a) 0.980% 4/16/18	114,110	114,020
DT Auto Owner Trust, Series 2015-1A, Class A (a) 1.060% 9/17/18	847,005	846,277
DT Auto Owner Trust, Series 2015-2A, Class A (a) 1.240% 9/17/18	1,531,232	1,531,342
DT Auto Owner Trust, Series 2015-3A, Class A (a) 1.660% 3/15/19	430,863	429,703
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 (a) 0.870% 9/20/19	308,224	307,599
Exeter Automobile Receivables Trust, Series 2014-2A, Class A (a) 1.060% 8/15/18	132,395	132,368
Exeter Automobile Receivables Trust, Series 2014-1A, Class A (a) 1.290% 5/15/18	81,361	81,384
Exeter Automobile Receivables Trust, Series 2014-3A, Class A (a) 1.320% 1/15/19	151,024	150,723
Exeter Automobile Receivables Trust, Series 2015-2A, Class A (a) 1.540% 11/15/19	358,391	356,652
Exeter Automobile Receivables Trust, Series 2015-1A, Class A (a) 1.600% 6/17/19	352,191	351,303
Exeter Automobile Receivables Trust, Series 2015-3A, Class A (a) 2.000% 3/16/20	518,501	516,711
Exeter Automobile Receivables Trust, Series 2012-2A, Class B (a) 2.220% 12/15/17	238,671	238,921
Exeter Automobile Receivables Trust, Series 2013-2A, Class B (a) 3.090% 7/16/18	872,628	874,663
First Investors Auto Owner Trust, Series 2013-1A, Class A2 (a) 0.900% 10/15/18	91,446	91,447
First Investors Auto Owner Trust, Series 2014-3A, Class A2 (a) 1.060% 11/15/18	450,198	449,922
First Investors Auto Owner Trust, Series 2015-1A, Class A2 (a) 1.210% 4/15/19	624,389	624,043
First Investors Auto Owner Trust, Series 2013-2A, Class A2 (a) 1.230% 3/15/19	134,242	134,251

	Principal Amount	Value
First Investors Auto Owner Trust, Series 2015-2A, Class A1 (a) 1.590% 12/16/19	$683,716	$681,941
Flagship Credit Auto Trust, Series 2014-1, Class A (a) 1.210% 4/15/19	233,320	232,765
Flagship Credit Auto Trust, Series 2013-1, Class A (a) 1.320% 4/16/18	232,345	232,335
Flagship Credit Auto Trust, Series 2014-2, Class A (a) 1.430% 12/16/19	270,076	268,285
Flagship Credit Auto Trust, Series 2015-1, Class A (a) 1.630% 6/15/20	527,521	522,943
Flagship Credit Auto Trust, Series 2013-2, Class A (a) 1.940% 1/15/19	182,719	182,943
Flagship Credit Auto Trust, Series 2015-2, Class A (a) 1.980% 10/15/20	1,051,599	1,047,072
Flagship Credit Auto Trust, Series 2015-3, Class A (a) 2.380% 10/15/20	1,367,322	1,359,000
GLS Auto Receivables Trust, Series 2015-1A, Class A (a) 2.250% 12/15/20	770,412	768,845
GO Financial Auto Securitization Trust, Series 2015-1, Class A (a) 1.810% 3/15/18	509,009	508,195
Oscar US Funding Trust, Series 2014-1A, Class A2 (a) 1.000% 8/15/17	351,904	351,613
Oscar US Funding Trust III, Series 2015-2A, Class A1 (a) 0.600% 10/17/16	1,737,784	1,735,612
Prestige Auto Receivables Trust, Series 2014-1A, Class A2 (a) 0.970% 3/15/18	78,227	78,181
Santander Drive Auto Receivables Trust, Series 2015-4, Class A1 0.500% 9/15/16	305,007	305,013
Santander Drive Auto Receivables Trust, Series 2014-4, Class A2B, 1 mo. USD LIBOR + .320%, FRN 0.651% 1/16/18	120,159	120,155
Santander Drive Auto Receivables Trust, Series 2014-5, Class A2B, 1 mo. USD LIBOR + .400%, FRN 0.731% 4/16/18	295,432	295,431
Santander Drive Auto Receivables Trust, Series 2015-1, Class A2B, 1 mo. USD LIBOR + .450%, FRN 0.781% 7/16/18	727,537	727,537

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Santander Drive Auto Receivables Trust, Series 2015-4, Class A2B, 1 mo. USD LIBOR + .700%, FRN 1.031% 12/17/18	$1,100,000	$1,099,956
Santander Drive Auto Receivables Trust, Series 2013-2, Class B 1.330% 3/15/18	240,976	241,012
Santander Drive Auto Receivables Trust, Series 2013-5, Class B 1.550% 10/15/18	1,281,225	1,282,330
Santander Drive Auto Receivables Trust, Series 2015-S2, Class R1 (a) 1.840% 11/18/19	152,705	151,942
Santander Drive Auto Receivables Trust, Series 2012-4, Class C 2.940% 12/15/17	189,796	190,536
United Auto Credit Securitization Trust, Series 2015-1, Class A (a) 1.160% 2/15/17	351,530	351,467
Westlake Automobile Receivables Trust, Series 2015-2A, Class A1 (a) 0.600% 7/15/16	361,858	361,860
Westlake Automobile Receivables Trust, Series 2015-3A, Class A1 (a) 0.640% 10/17/16	991,569	991,318
Westlake Automobile Receivables Trust, Series 2014-1A, Class A2 (a) 0.700% 5/15/17	3,518	3,518
Westlake Automobile Receivables Trust, Series 2014-2A, Class A2 (a) 0.970% 10/16/17	135,426	135,350
Westlake Automobile Receivables Trust, Series 2015-1A, Class A2 (a) 1.170% 3/15/18	639,559	637,925
Westlake Automobile Receivables Trust, Series 2015-2A, Class A2A (a) 1.280% 7/16/18	560,000	559,158

		44,716,731

Commercial MBS — 1.5%
Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A4, VRN 5.558% 6/10/49	255,409	263,209
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T22, Class A4, VRN 5.620% 4/12/38	138,347	138,409
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T22, Class AM, VRN 5.620% 4/12/38	500,000	502,125

	Principal Amount	Value
Commercial Mortgage Pass Through Certificates, Series 2014-BBG, Class A, 1 mo. LIBOR + .800%, FRN (a) 1.131% 3/15/29	$900,000	$897,742
DBRR Trust, Series 2013-EZ3, Class A, VRN (a) 1.636% 12/18/49	226,903	226,225
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1 (a) 3.742% 11/10/46	147,011	147,418
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, VRN 5.826% 7/10/38	740,000	748,831
GS Mortgage Securities Trust, Series 2011-GC3, Class A2 (a) 3.645% 3/10/44	100,946	100,859
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class AM, VRN 5.909% 4/15/45	660,000	668,118
Morgan Stanley Capital I, Series 2007-HQ11, Class AJ, VRN 5.508% 2/12/44	350,000	354,658
STRIPs Ltd., Series 2012-1A, Class A (a) 1.500% 12/25/44	622,106	610,286
VFC LLC, Series 2014-2, Class A (Acquired 7/9/14, Cost $300,000) (a) (b) 2.750% 7/20/30	34,998	34,999
VFC LLC, Series 2015-3, Class A, (Acquired 3/25/15, Cost $538,987) (a) (b) 2.750% 12/20/31	86,625	86,560
Wells Fargo Reremic Trust, Series 2012-IO, Class A (a) 1.750% 8/20/21	134,226	134,226

		4,913,665

Home Equity ABS — 0.3%
ACE Securities Corp., Series 2005-AG1, Class A1B1, 1 mo. USD LIBOR + .270%, FRN 0.491% 8/25/35	88,122	87,935
ACE Securities Corp., Series 2005-HE5, Class M2, 1 mo. USD LIBOR + .735%, FRN 0.956% 8/25/35	316,286	315,584
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460%, FRN 0.882% 9/25/34	51,162	50,566

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
First Franklin Mortgage Loan Trust, Series 2005-FF6, Class M1, 1 mo. USD LIBOR + .420%, FRN 0.641% 5/25/36	$223,962	$222,323
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2, 1 mo. USD LIBOR + .825%, FRN 1.247% 6/25/35	367,664	363,246
Mastr Asset Backed Securities Trust, Series 2005-WMC1, Class M2, 1 mo. USD LIBOR + .675%, FRN 1.097% 3/25/35	60,546	60,421
Morgan Stanley Home Equity Loan Trust, Series 2005-3, Class M1, 1 mo. USD LIBOR + .450%, FRN 0.872% 8/25/35	75,421	75,469
Park Place Securities, Inc., Series 2005-WCW3, Class A2C, 1 mo. USD LIBOR + .380%, FRN 0.601% 8/25/35	60,423	60,320

		1,235,864

Other ABS — 16.8%
321 Henderson Receivables I LLC, Series 2006-1A, Class A1, 1 mo. LIBOR + .200%, FRN (a) 0.531% 3/15/41	663,761	641,508
321 Henderson Receivables I LLC, Series 2006-2A, Class A1, 1 mo. LIBOR + .200%, FRN (a) 0.531% 6/15/41	2,164,299	2,092,526
321 Henderson Receivables I LLC, Series 2007-1A, Class A1, 1 mo. LIBOR + .200%, FRN (a) 0.531% 3/15/42	776,567	740,475
321 Henderson Receivables LLC, Series 2006-3A, Class A1, 1 mo. LIBOR + .200%, FRN (a) 0.531% 9/15/41	281,337	269,211
321 Henderson Receivables LLC, Series 2006-4A, Class A1, 1 mo. LIBOR + .200%, FRN (a) 0.531% 12/15/41	566,510	547,850
Alterna Funding I LLC, Series 2014-1A, Class NOTE (a) 1.639% 2/15/21	1,618,533	1,609,175
Apidos CLO XXII, Series 2015-22A, Class X, 3 mo. USD LIBOR + 1.000%, FRN (a) 1.336% 10/20/27	750,000	749,990
ARL First LLC, Series 2012-1A, Class A1, 1 mo. LIBOR + 1.750%, FRN (a) 2.081% 12/15/42	1,072,919	1,071,119

	Principal Amount	Value
Ascentium Equipment Receivables LLC, Series 2015-2A, Class A1 (a) 1.000% 11/10/16	$2,648,560	$2,647,116
Ascentium Equipment Receivables LLC, Series 2014-1A, Class A2 (a) 1.040% 1/10/17	93,756	93,764
Ascentium Equipment Receivables LLC, Series 2015-1A, Class A2 (a) 1.150% 7/10/17	1,042,022	1,039,637
Ascentium Equipment Receivables LLC, Series 2015-2A, Class A2 (a) 1.570% 12/11/17	1,740,000	1,728,052
Ascentium Equipment Receivables LLC, Series 2014-1A, Class B (a) 1.580% 10/10/18	340,000	339,968
BCC Funding VIII LLC, Series 2014-1A, Class A (a) 1.794% 6/20/20	321,517	320,311
BCC Funding X LLC, Series 2015-1, Class A1 (a) 0.800% 6/20/16	773,408	773,265
BCC Funding X LLC, Series 2015-1, Class A2 (a) 2.224% 10/20/20	800,000	799,831
BlueVirgo Trust, Series 2015-1A, Class NOTE (a) 3.000% 12/15/22	1,746,926	1,735,694
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A (a) 2.000% 12/10/23	1,270,390	1,271,572
CCG Receivables Trust, Series 2015-1, Class A1 (a) 0.550% 9/14/16	1,327,970	1,327,269
CCG Receivables Truste, Series 2013-1, Class A2 (a) 1.050% 8/14/20	52,623	52,624
CIT Equipment Collateral, Series 2014-VT1, Class A2 (a) 0.860% 5/22/17	1,040,572	1,040,055
Citi Held For Asset Issuance, Series 2015-PM1, Class A (a) 1.850% 12/15/21	154,707	154,401
Citi Held For Asset Issuance, Series 2015-PM2, Class A (a) 2.350% 3/15/22	522,629	521,049
Citi Held For Asset Issuance, Series 2015-PM3, Class A (a) 2.600% 5/16/22	230,000	229,784
ColumbusNova CLO Ltd., Series 2006-1A, Class A, 3 mo. USD LIBOR + .260%, FRN (a) 0.575% 7/18/18	263,768	263,638

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Consumer Credit Origination Loan Trust, Series 2015-1, Class A (a) 2.820% 3/15/21	$126,205	$126,981
DB Master Finance LLC, Series 2015-1A, Class A2I (a) 3.262% 2/20/45	397,000	399,779
Dell Equipment Finance Trust, Series 2015-2, Class A2B, 1 mo. USD LIBOR + .900%, FRN (a) 1.313% 12/22/17	1,300,000	1,300,000
Diamond Resorts Owner Trust, Series 2013-1, Class A (a) 1.950% 1/20/25	967,408	964,734
Diamond Resorts Owner Trust, Series 2013-2, Class A (a) 2.270% 5/20/26	376,261	376,929
Diamond Resorts Owner Trust, Series 2015-1, Class A (a) 2.730% 7/20/27	208,808	208,412
Diamond Resorts Owner Trust, Series 2015-2, Class B (a) 3.540% 5/22/28	431,458	431,434
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 (a) 5.216% 1/25/42	806,850	833,124
Dong Fang Container Finance II SPV Ltd., Series 2014-1A, Class A1 (a) 1.950% 11/25/39	364,583	359,083
Drug Royalty Corp., Inc., Series 2014-1, Class A1, 3 mo. LIBOR + 2.850%, FRN (a) 3.139% 7/15/23	562,594	569,238
Dryden XI-Leveraged Loan CDO, Series 2006-11A, Class A1, 3 mo. USD LIBOR + .250%, FRN (a) 0.571% 4/12/20	251,364	249,490
Elara HGV Timeshare Issuer LLC, Series 2014-A, Class B (a) 3.020% 2/25/27	383,397	378,402
First Franklin Mortgage Loan Trust, Series 2005-FF4, Class M1, 1 mo. USD LIBOR + .645%, FRN 1.067% 5/25/35	118,289	118,189
FNA Trust, Series 2014-1A, Class A (a) 1.296% 12/10/22	628,519	627,438
FNA Trust, Series 2015-1, Class A (a) 3.240% 12/10/23	867,228	864,781
Global Container Assets Ltd., Series 2015-1A, Class A1 (a) 2.100% 2/05/30	316,667	314,667
Global Container Assets Ltd., Series 2013-1A, Class A1 (a) 2.200% 11/05/28	571,405	571,229

	Principal Amount	Value
Global Container Assets Ltd., Series 2013-1A, Class A2 (a) 3.300% 11/05/28	$750,000	$751,021
Global SC Funding One Ltd., Series 2015-1, Class B1 (a) 2.740% 1/18/30	306,897	252,861
Green Tree Agency Advance Funding Trust I, Series 2015-T1, Class AT1 (a) 2.302% 10/15/46	700,000	698,769
Green Tree Agency Advance Funding Trust I, Series 2015-T2, Class AT2 (a) 3.095% 10/15/48	620,000	613,391
HFG Healthco-4 LLC, Series 2011-1A, Class A, 1 mo. LIBOR + 2.250%, FRN (a) 2.519% 6/02/17	375,000	376,292
Hilton Grand Vacations Trust, Series 2014-AA, Class A (a) 1.770% 11/25/26	470,028	463,801
Icon Brand Holdings LLC, Series 2012-1A, Class A (a) 4.229% 1/25/43	261,894	262,634
ING Investment Management CLO V Ltd., Series 2007-5A, Class A1A, 3 mo. USD LIBOR + .230%, FRN (a) 0.559% 5/01/22	388,747	384,747
Leaf Receivables Funding 10 LLC, Series 2015-1, Class A1 (a) 0.500% 5/16/16	976,986	976,238
Macquarie Equipment Funding Trust, Series 2014-A, Class A2 (a) 0.800% 11/21/16	297,409	297,185
Macquarie Equipment Funding Trust, Series 2012-A, Class B (a) 1.740% 10/22/18	800,000	800,815
Madison Park Funding XVIII Ltd., Series 2015-18A, Class X, 3 mo. USD LIBOR + 1.000%, FRN (a) 1.311% 10/21/26	430,000	429,999
Miramax LLC, Series 2014-1A, Class A2 (a) 3.340% 7/20/26	701,194	696,149
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC4, Class M4, 1 mo. USD LIBOR + .945%, FRN 1.166% 4/25/35	493,524	491,090
Nations Equipment Finance Funding II LLC, Series 2014-1A, Class A (a) 1.558% 7/20/18	150,928	150,827
Navitas Equipment Receivables LLC, Series 2015-1, Class A1 (a) 0.550% 4/15/16	214,871	214,851

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Navitas Equipment Receivables LLC, Series 2013-1, Class A (a) 1.950% 11/15/16	$132,665	$132,608
New Residential Advance Receivables Trust, Series 2015-T3, Class AT3 (a) 2.540% 11/15/46	470,000	469,236
New York City Tax Lien, Series 2014-A, Class A (a) 1.030% 11/10/27	58,034	57,937
Ocwen Master Advance Receivables Trust, Series 2015-T2, Class AT2 (a) 2.532% 11/15/46	560,000	559,944
Ocwen Master Advance Receivables Trust, Series 15-1, Class AT1 (a) 2.537% 9/17/46	230,000	229,799
OneMain Financial Issuance Trust, Series 2014-1A, Class A (a) 2.430% 6/18/24	260,000	259,529
Oxford Finance Funding Trust, Series 2014-1A, Class A (a) 3.475% 12/15/22	180,000	179,089
PFS Financing Corp., Series 2013-AA, Class A, 1 mo. LIBOR + .550%, FRN (a) 0.881% 2/15/18	2,100,000	2,099,129
PFS Financing Corp., Series 2014-AA, Class A, 1 mo. LIBOR + .600%, FRN (a) 0.931% 2/15/19	1,490,000	1,485,663
PFS Financing Corp., Series 2014-BA, Class A, 1 mo. LIBOR + .600%, FRN (a) 0.931% 10/15/19	1,000,000	986,524
RAAC, Series 2006-RP2, Class A, 1 mo. USD LIBOR + .250%, FRN (a) 0.446% 2/25/37	280,468	276,774
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (a) 2.840% 11/20/28	641,243	645,903
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class B (a) 3.080% 9/20/32	156,012	156,011
Sierra Receivables Funding Co. LLC, Series 2011-2A, Class A (a) 3.260% 5/20/28	233,893	234,698
Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A (a) 1.590% 11/20/29	150,506	149,305
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class B (a) 3.020% 6/20/32	271,470	268,096
Sonic Capital LLC, Series 2011-1A, Class A2 (a) 5.438% 5/20/41	436,165	450,296

	Principal Amount	Value
SPS Servicer Advance Receivables Trust, Series 2015-T2, Class AT2 (a) 2.620% 1/15/47	$1,850,000	$1,847,800
SPS Servicer Advance Receivables Trust, Series 2015-T3, Class AT3 (a) 2.920% 7/15/47	340,000	339,649
Structured Asset Securities Corp, Series 2006-OPT1, Class A4, 1 mo. USD LIBOR + .160%, FRN 0.381% 4/25/36	100,151	100,060
SVO VOI Mortgage LLC, Series 2012-AA, Class A (a) 2.000% 9/20/29	568,455	564,042
TAL Advantage LLC, Series 2006-1A, 1 mo. LIBOR + .190%, FRN (a) 0.592% 4/20/21	713,334	712,945
TAL Advantage LLC, Series 2014-2A, Class A1 (a) 1.700% 5/20/39	297,933	294,817
Trade MAPS 1 Ltd., Series 2013-1A, Class A, 1 mo. LIBOR + .700%, FRN (a) 0.993% 12/10/18	1,620,000	1,609,708
Trip Rail Master Funding LLC, Series 2011-1A, Class A1B, 1 mo. LIBOR + 2.500%, FRN (a) 2.831% 7/15/41	341,268	353,215
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (a) 4.370% 7/15/41	390,020	408,562
Westgate Resorts LLC, Series 2014-1A, Class A (a) 2.150% 12/20/26	397,115	389,054
Westgate Resorts LLC, Series 2015-1A, Class A (a) 2.750% 5/20/27	511,741	510,494
Westgate Resorts LLC, Series 2015-2A, Class A (a) 3.200% 7/20/28	825,390	822,547
WG Horizons CLO I, Series 2006-1A, Class A1, 3 mo. USD LIBOR + .260%, FRN (a) 0.667% 5/24/19	998,322	991,382

		56,199,280

Student Loans ABS — 10.6%
Academic Loan Funding Trust, Series 2013-1A, Class A, 1 mo. LIBOR + .800%, FRN (a) 1.021% 12/26/44	2,426,479	2,355,902
Access Group, Inc., Series 2006-1, Class A2, 3 mo. LIBOR + .110%, FRN 0.503% 8/25/23	494,264	489,469

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Access Group, Inc., Series 2005-B, Class A2, 3 mo. LIBOR + .230%, FRN 0.550% 7/25/22	$57,060	$57,003
Access Group, Inc., Series 2005-2, Class A3, 3 mo. LIBOR + .180%, FRN 0.558% 11/22/24	349,880	346,988
Access Group, Inc., Series 2004-A, Class A2, 3 mo. LIBOR + .260%, FRN 0.580% 4/25/29	218,854	217,643
Access Group, Inc., Series 2003-A, Class A3, 3 mo. Treasury + 1.200%, FRN 1.340% 7/01/38	209,276	188,754
Brazos Higher Education Authority, Inc., Series 2006-2, Class A10 FRN 0.446% 6/25/26	350,000	321,816
CIT Education Loan Trust, Series 2005-1, Class A3, 3 mo. LIBOR + .120%, FRN 0.632% 3/15/26	1,351,650	1,330,807
College Loan Corp Trust I, Series 2005-2, Class B, 3 mo. LIBOR + .490%, FRN 0.811% 1/15/37	608,282	526,106
College Loan Corp. Trust, Series 2005-1, Class A4, 3 mo. LIBOR + .150%, FRN 0.470% 4/25/27	2,375,000	2,357,308
Collegiate Funding Services Education Loan Trust, Series 2004-A, Class A3, 3 mo. LIBOR + .210%, FRN 0.813% 9/28/26	375,163	372,817
DRB Prime Student Loan Trust, Series 2015-D, Class A1, 1 mo. USD LIBOR + 1.700%, FRN (a) 1.899% 1/25/40	820,000	802,084
DRB Prime Student Loan Trust, Series 2015-A, Class A3 2.320% 4/25/30	292,674	293,137
DRB Prime Student Loan Trust, Series 2015-B, Class A3 (a) 2.540% 4/27/26	425,501	422,734
Edsouth Indenture No 9 LLC, Series 2015-1, Class A, 1 mo. LIBOR + .800%, FRN (a) 1.021% 10/25/56	711,642	687,993
Education Funding Capital Trust I, Series 2004-1, Class A4, 28 day ARS, FRN 1.697% 6/15/43	1,150,000	1,092,798
Education Funding Capital Trust I, Series 2004-1, Class B1, 28 day ARS, FRN 1.846% 6/15/43	150,000	136,201

	Principal Amount	Value
Education Funding Capital Trust I, Series 2004-1, Class A5, 28 day ARS, FRN 1.902% 6/15/43	$650,000	$639,533
Education Funding Capital Trust I, Series 2004-1, Class A6, 28 day ARS, FRN 1.908% 6/15/43	350,000	343,072
Educational Services of America, Series 2015-2, Class B FRN (a) 1.860% 12/25/58	750,000	682,172
GCO Education Loan Funding Trust, Series 2007-1A, Class A5L, 3 mo. LIBOR + .070%, FRN (a) 0.463% 5/25/23	59,315	58,599
Kentucky Higher Education Student Loan Corp., Series 2015-1, Class A1, 1 mo. LIBOR + .750%, FRN 0.938% 12/01/31	504,536	489,743
KeyCorp Student Loan Trust, Series 2004-A, Class 2A2, 3 mo. LIBOR + .300%, FRN 0.623% 10/28/41	857,753	854,096
KeyCorp Student Loan Trust, Series 2000-A, Class A2, 3 mo. LIBOR + .320%, FRN 0.713% 5/25/29	331,160	312,546
KeyCorp Student Loan Trust, Series 2006-A, Class 2A4, 3 mo. LIBOR + .310%, FRN 0.913% 9/27/35	1,498,313	1,438,732
National Collegiate Student Loan Trust, Series 2007-1, Class A2, 1 mo. LIBOR + .130%, FRN 0.552% 11/27/28	216,650	215,567
National Collegiate Student Loan Trust, Series 2006-3, Class A3, 1 mo. LIBOR + .150%, FRN 0.572% 10/25/27	418,358	415,496
National Collegiate Student Loan Trust, Series 2005-1, Class A4, 1 mo. LIBOR + .240%, FRN 0.662% 11/27/28	382,165	376,890
National Collegiate Student Loan Trust, Series 2004-1, Class A2, 3 mo. LIBOR + .260%, FRN 0.863% 6/25/27	152,487	151,991
Navient Private Education Loan Trust, Series 2014-AA, Class A1, 1 mo. LIBOR + .480%, FRN (a) 0.811% 5/16/22	485,406	484,708

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Navient Private Education Loan Trust, Series 2015-AA, Class A1, 1 mo. LIBOR + .500%, FRN (a) 0.831% 12/15/21	$756,435	$754,196
Navient Private Education Loan Trust, Series 2015-BA, Class A1, 1 mo. LIBOR + .600%, FRN (a) 0.931% 5/15/23	375,334	374,861
Navient Private Education Loan Trust, Series 2015-AA, Class A2B, 1 mo. LIBOR + 1.200%, FRN (a) 1.531% 12/15/28	670,000	664,286
Nelnet Student Loan Trust, Series 2006-3, Class B, 3 mo. LIBOR + .250%, FRN 0.853% 6/25/41	472,661	414,450
Nelnet Student Loan Trust, Series 2010-4A, Class A, 1 mo. LIBOR + .800%, FRN (a) 1.222% 4/25/46	99,656	99,006
Nelnet Student Loan Trust, Series 2014-2A, Class B, 1 mo. LIBOR + 1.500%, FRN (a) 1.721% 6/25/41	295,000	258,578
Nelnet Student Loan Trust, Series 2008-3, Class A4, 3 mo. LIBOR + 1.650%, FRN 2.043% 11/25/24	1,175,000	1,181,864
Pennsylvania Higher Education Assistance Agency, Series 2004-1, Class A2, 28 day ARS, FRN 1.697% 4/25/44	450,000	443,982
Pennsylvania Higher Education Assistance Agency, Series 2003-1, Class A3, 28 day ARS, FRN 1.751% 7/25/42	600,000	590,003
SLC Student Loan Trust, Series 2006-A, Class A5, 3 mo. LIBOR + .170%, FRN 0.491% 7/15/36	1,110,124	1,100,170
SLM Student Loan Trust, Series 2007-2, Class A4, 3 mo. LIBOR + .060%, FRN 0.380% 7/25/22	400,000	377,100
SLM Student Loan Trust, Series 2006-3, Class A5, 3 mo. LIBOR + .100%, FRN 0.420% 1/25/21	380,000	364,685
SLM Student Loan Trust, Series 2006-1, Class A5, 3 mo. LIBOR + .110%, FRN 0.430% 7/26/21	370,000	361,909

	Principal Amount	Value
SLM Student Loan Trust, Series 2007-5, Class A6, 3 mo. LIBOR + .110%, FRN 0.430% 1/26/43	$460,000	$391,013
SLM Student Loan Trust, Series 2005-5, Class A4 FRN 0.459% 10/25/28	500,000	470,459
SLM Student Loan Trust, Series 2006-2, Class B, 3 mo. LIBOR + .220%, FRN 0.540% 1/25/41	457,747	379,052
SLM Student Loan Trust, Series 2003-14, Class A6, 3 mo. LIBOR + .300%, FRN 0.620% 7/25/25	300,000	288,269
SLM Student Loan Trust, Series 2005-8, Class B, 3 mo. LIBOR + .310%, FRN 0.630% 1/25/40	454,528	381,480
SLM Student Loan Trust, Series 2004-10, Class B, 3 mo. LIBOR + .370%, FRN 0.690% 1/25/40	452,052	374,921
SLM Student Loan Trust, Series 2004-3, Class B, 3 mo. LIBOR + .470%, FRN 0.790% 10/25/39	356,368	305,918
SLM Student Loan Trust, Series 2008-7, Class A2, 3 mo. LIBOR + .500%, FRN 0.820% 10/25/17	7,286	7,285
SLM Student Loan Trust, Series 2014-A, Class A1, 1 mo. LIBOR + .600%, FRN (a) 0.931% 7/15/22	733,658	731,737
SLM Student Loan Trust, Series 2012-E, Class A1, 1 mo. LIBOR + .750%, FRN (a) 1.081% 10/16/23	129,737	129,684
SLM Student Loan Trust, Series 2003-11, Class B, 3 mo. LIBOR + .650%, FRN 1.162% 12/15/38	419,844	375,686
SLM Student Loan Trust, Series 2012-C, Class A1, 1 mo. LIBOR + 1.100%, FRN (a) 1.431% 8/15/23	74,064	74,138
SLM Student Loan Trust, Series 2005-6, Class A5B, 3 mo. LIBOR + 1.200%, FRN 1.520% 7/27/26	618,414	621,506

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLM Student Loan Trust, Series 2012-A, Class A1, 1 mo. LIBOR + 1.400%, FRN (a) 1.731% 8/15/25	$119,726	$120,169
SLM Student Loan Trust, Series 2008-5, Class A4, 3 mo. LIBOR + 1.700%, FRN 2.020% 7/25/23	340,000	341,321
SLM Student Loan Trust, Series 2003-5, Class A7, 28 day ARS, FRN 2.760% 6/17/30	500,000	500,000
SLM Student Loan Trust, Series 2002-7, Class A11, 28 day ARS, FRN 2.780% 3/15/28	400,000	400,000
SLM Student Loan Trust, Series 2003-2, Class A7, 28 day ARS, FRN 2.860% 9/15/28	900,000	900,000
SLM Student Loan Trust, Series 2003-5, Class A9, 28 day ARS, FRN 2.900% 6/17/30	600,000	600,000
SMB Private Education Loan Trust, Series 2014-A, Class A1, 1 mo. LIBOR + .500%, FRN (a) 0.831% 9/15/21	590,971	588,406
Social Professional Loan Program LLC, Series 2015-A, Class A1, 1 mo. LIBOR + 1.200%, FRN (a) 1.421% 3/25/33	395,211	394,244
Social Professional Loan Program LLC, Series 2014-B, Class A1, 1 mo. LIBOR + 1.250%, FRN (a) 1.471% 8/25/32	680,251	676,579
Social Professional Loan Program LLC, Series 2014-A, Class A1, 1 mo. LIBOR + 1.600%, FRN (a) 2.022% 6/25/25	844,081	851,990

		35,351,652

WL Collateral CMO — 0.8%
Connecticut Avenue Securities, Series 2015-C02, Class 1M1, 1 mo. USD LIBOR + 1.150%, FRN 1.371% 5/25/25	687,729	685,684
Connecticut Avenue Securities, Series 2015-C03, Class 1M1, 1 mo. USD LIBOR + 1.500%, FRN 1.721% 7/25/25	1,350,282	1,348,019

	Principal Amount	Value
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-CF1, Class M1, 1 mo. USD LIBOR + .700%, FRN (a) 1.122% 3/25/45	$213,820	$208,281
Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M1, 1 mo. USD LIBOR + .900%, FRN 1.121% 10/25/27	338,275	337,335

		2,579,319

WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2007-BC4, Class A3, 1 mo. USD LIBOR + .250%, FRN 0.672% 11/25/37	62,118	62,045

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $147,702,878)		147,501,034

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 0.1%
Pass-Through Securities — 0.1%
Government National Mortgage Association II Pool #82462 1 year CMT + 1.500%, FRN 2.500% 1/20/40	188,988	195,547

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $200,622)		195,547

U.S. TREASURY OBLIGATIONS — 96.0%
U.S. Treasury Bonds & Notes — 96.0%
U.S. Treasury Inflation Index 0.125% 4/15/17	6,115,414	6,103,232
U.S. Treasury Inflation Index (c) (d) (e) 0.125% 4/15/18	17,841,126	17,806,746
U.S. Treasury Inflation Index (d) 0.125% 4/15/19	17,671,672	17,567,904
U.S. Treasury Inflation Index (d) 0.125% 4/15/20	16,859,458	16,644,551
U.S. Treasury Inflation Index (d) 0.125% 1/15/22	14,238,882	13,798,174
U.S. Treasury Inflation Index (d) 0.125% 7/15/22	14,195,219	13,763,812
U.S. Treasury Inflation Index (d) 0.125% 1/15/23	14,528,781	13,930,035
U.S. Treasury Inflation Index (d) 0.125% 7/15/24	14,198,672	13,484,862

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Inflation Index (d) 0.250% 1/15/25	$14,209,006	$13,562,382
U.S. Treasury Inflation Index (d) 0.375% 7/15/23	14,052,775	13,728,170
U.S. Treasury Inflation Index (d) 0.375% 7/15/25	14,111,366	13,662,300
U.S. Treasury Inflation Index (d) 0.625% 7/15/21	12,911,228	12,995,952
U.S. Treasury Inflation Index (d) 0.625% 1/15/24	14,112,624	13,952,573
U.S. Treasury Inflation Index (d) 0.625% 2/15/43	5,275,899	4,464,730
U.S. Treasury Inflation Index (d) 0.750% 2/15/42	6,810,193	5,982,863
U.S. Treasury Inflation Index (d) 0.750% 2/15/45	8,029,659	7,002,738
U.S. Treasury Inflation Index (d) 1.125% 1/15/21	12,117,513	12,492,562
U.S. Treasury Inflation Index (d) 1.250% 7/15/20	10,605,988	11,029,262
U.S. Treasury Inflation Index (d) 1.375% 7/15/18	5,316,267	5,503,926
U.S. Treasury Inflation Index (d) 1.375% 1/15/20	7,336,066	7,625,878
U.S. Treasury Inflation Index (d) 1.375% 2/15/44	6,929,331	7,052,035
U.S. Treasury Inflation Index 1.625% 1/15/18	4,541,200	4,683,290
U.S. Treasury Inflation Index (d) 1.750% 1/15/28	5,347,263	5,842,719
U.S. Treasury Inflation Index (d) 1.875% 7/15/19	5,948,333	6,307,404
U.S. Treasury Inflation Index (d) 2.000% 1/15/26	6,626,765	7,362,442
U.S. Treasury Inflation Index (d) 2.125% 1/15/19	4,913,049	5,198,875
U.S. Treasury Inflation Index (d) 2.125% 2/15/40	3,488,300	4,106,974
U.S. Treasury Inflation Index (d) 2.125% 2/15/41	3,665,520	4,340,012
U.S. Treasury Inflation Index (d) 2.375% 1/15/25	9,210,994	10,471,509
U.S. Treasury Inflation Index (d) 2.375% 1/15/27	5,950,023	6,878,399
U.S. Treasury Inflation Index (d) 2.500% 1/15/29	5,383,859	6,378,048
U.S. Treasury Inflation Index (d) 3.375% 4/15/32	2,137,220	2,891,676
U.S. Treasury Inflation Index (d) 3.625% 4/15/28	4,654,196	6,084,151
U.S. Treasury Inflation Index (d) 3.875% 4/15/29	5,787,120	7,861,820

		320,562,006

		Value
TOTAL U.S. TREASURY OBLIGATIONS (Cost $330,923,937)		$320,562,006

TOTAL BONDS & NOTES (Cost $491,071,661)		484,697,224

	Notional Amount
PURCHASED OPTIONS — 0.1%

Financial — 0.1%
Diversified Financial — 0.1%
5 Year CDX.NA.IG 25 Swaption, Put, Expires 3/16/16, Strike 120.00 (OTC — JP Morgan Chase Bank) Underlying swap terminates 1/14/16	$26,750,000	31,351
5 Year CDX.NA.IG 25 Swaption, Put, Expires 3/16/16, Strike 120.00 (OTC — JP Morgan Chase Bank) Underlying swap terminates 1/15/16	13,400,000	15,705
5 Year CDX.NA.IG 25 Swaption, Put, Expires 3/16/16, Strike 120.00 (OTC — JP Morgan Chase Bank) Underlying swap terminates 1/14/16	4,850,000	5,684
USD Call CNH Put, Expires 7/27/16, Strike 6.65 (OTC — JP Morgan Chase Bank)	5,700,000	151,956
USD Call CNH Put, Expires 9/16/16, Strike 6.65 (OTC — HSBC Bank PLC)	5,500,000	174,845
USD Put CNH Call, Expires 5/16/16, Strike 6.65 (OTC — HSBC Bank PLC)	5,500,000	108,658

		488,199

TOTAL PURCHASED OPTIONS (Cost $302,119)		488,199

TOTAL LONG-TERM INVESTMENTS (Cost $491,373,780)		485,185,423

	Principal Amount
SHORT-TERM INVESTMENTS — 34.5%
Commercial Paper — 34.1%
Agrium, Inc. 0.800% 2/02/16	5,000,000	4,997,791
Airgas, Inc. (a) 0.580% 1/20/16	5,000,000	4,998,703

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
AutoZone, Inc. (a) 0.820% 1/25/16	$3,400,000	$3,398,881
BAT International Finance (a) 0.580% 1/27/16	5,000,000	4,998,211
CenterPoint Energy, Inc. (a) 0.610% 1/21/16	5,000,000	4,998,629
Cox Enterprises, Inc. (a) 1.020% 1/25/16	5,000,000	4,998,354
Daimler Finance North America LLC (a) 0.579% 1/27/16	5,000,000	4,998,211
Deutsche Telekom AG (a) 0.870% 1/08/16	5,000,000	4,999,460
Devon Energy Corp. (a) 0.650% 1/27/16	5,000,000	4,998,211
Diamond Offshore Drilling, Inc. (a) 1.100% 1/06/16	962,000	961,937
ERAC USA Finance LLC (a) 0.580% 1/25/16	5,000,000	4,998,354
Harley-Davidson Funding Corp. (a) 0.860% 2/17/16	5,000,000	4,996,693
HP, Inc. (a) 0.660% 1/25/16	5,000,000	4,998,882
Hyundai Capital America (a) 0.550% 1/12/16	5,000,000	4,999,282
IntercontinentalExchange, Inc. (a) 0.850% 3/14/16	5,000,000	4,995,540
National Grid USA (a) 0.620% 1/11/16	5,000,000	4,999,351
Plains All American Pipeline LP (a) 0.640% 1/19/16	5,000,000	4,998,778
Sempra Energy Holdings (a) 0.600% 1/19/16	5,000,000	4,998,778
TELUS Corp. (a) 0.610% 2/18/16	5,000,000	4,996,611
Thomson Reuters Corp. (a) 0.570% 1/14/16	4,955,000	4,954,202
United Technologies Corp. (a) 0.750% 1/28/16	5,000,000	4,998,141
Virginia Electric and Power Co. 0.660% 2/16/16	5,000,000	4,996,971
Vodafone Group PLC (a) 0.920% 3/21/16	4,500,000	4,494,523
Volvo Group Treasury National (a) 0.680% 1/11/16	5,000,000	4,999,351

		113,773,845

Repurchase Agreement — 0.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 12/31/15, 0.010%, due 1/04/16 (f)	1,418,018	1,418,018

Value
TOTAL SHORT-TERM INVESTMENTS (Cost $115,170,060)	$115,191,863

TOTAL INVESTMENTS — 179.7% (Cost $606,543,840) (g)	600,377,286

Other Assets/(Liabilities) — (79.7)%	(266,345,464)

NET ASSETS — 100.0%	$334,031,822

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ABS	Asset-Backed Security
ARS	Auction Rate Security
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015, these securities amounted to a value of $216,159,926 or 64.71% of net assets.
(b)	Restricted security. Certain securities are restricted as to resale. At December 31, 2015, these securities amounted to a value of $121,559 or 0.04% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(c)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(d)	All or a portion of this security is held as collateral for open reverse repurchase agreements. (Note 2).
(e)	All or a portion of this security is held as collateral for open swap agreements. (Note 2).
(f)	Maturity value of $1,418,020. Collateralized by U.S. Government Agency obligations with a rate of 2.120%, maturity date of 11/07/22, and an aggregate market value, including accrued interest, of $1,450,504.
(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments

December 31, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.3%

PREFERRED STOCK — 0.3%
Energy — 0.1%
Oil & Gas — 0.1%
Southwestern Energy Co. 6.250%	38,550	$715,103

Financial — 0.2%
Insurance — 0.2%
The Allstate Corp. 5.100%	130,000	3,209,700

TOTAL PREFERRED STOCK (Cost $5,177,500)		3,924,803

TOTAL EQUITIES (Cost $5,177,500)		3,924,803

	Principal Amount

BONDS & NOTES — 99.4%

CORPORATE DEBT — 47.9%
Advertising — 0.1%
WPP Finance 2010 4.750% 11/21/21	$635,000	684,194
WPP Finance 2010 5.625% 11/15/43	1,338,000	1,357,435

		2,041,629

Aerospace & Defense — 0.2%
Exelis, Inc. 4.250% 10/01/16	2,465,000	2,509,224
United Technologies Corp. 6.125% 7/15/38	465,000	566,566

		3,075,790

Agriculture — 0.5%
Bunge Ltd. Finance Corp. 3.200% 6/15/17	1,785,000	1,802,491
Bunge Ltd. Finance Corp. 3.500% 11/24/20	1,145,000	1,138,626
Imperial Tobacco Finance PLC (a) 2.950% 7/21/20	2,745,000	2,750,380
Philip Morris International, Inc. 6.375% 5/16/38	225,000	283,792
Reynolds American, Inc. 3.250% 6/12/20	980,000	995,977

		6,971,266

Airlines — 0.3%
American Airlines Pass-Through Trust, Series 2014-1, Class A 3.700% 4/01/28	687,532	687,944
American Airlines Pass-Through Trust, Series 2014-1, Class B 4.375% 4/01/24	286,259	284,828

	Principal Amount	Value
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A 4.100% 10/01/29	$2,525,000	$2,487,125
United Air Lines, Inc. (b) 10.110% 2/19/49	139,543	35,409
United Airlines Pass-Through Trust, Series 2014-1, Class A 4.000% 10/11/27	868,400	887,939

		4,383,245

Auto Manufacturers — 0.7%
Ford Motor Credit Co. LLC 2.551% 10/05/18	4,480,000	4,448,187
General Motors Co. 5.200% 4/01/45	1,725,000	1,617,581
General Motors Financial Co., Inc. 3.200% 7/13/20	2,435,000	2,397,508
Hyundai Capital America (a) 2.550% 2/06/19	1,150,000	1,141,074

		9,604,350

Automotive & Parts — 0.0%
Lear Corp. 4.750% 1/15/23	625,000	628,125

Banks — 5.2%
Associated Banc-Corp. 4.250% 1/15/25	4,885,000	4,887,990
Bank of America Corp. 3.950% 4/21/25	8,590,000	8,364,676
Bank of America Corp. 4.000% 4/01/24	2,525,000	2,582,355
Bank of America Corp. 5.650% 5/01/18	1,150,000	1,236,604
Bank of America Corp. 5.750% 12/01/17	1,555,000	1,663,461
The Bank of Nova Scotia 4.500% 12/16/25	3,290,000	3,274,777
Barclays PLC 4.375% 9/11/24	1,585,000	1,549,846
Commonwealth Bank of Australia (a) 4.500% 12/09/25	3,790,000	3,758,225
Compass Bank 3.875% 4/10/25	3,535,000	3,240,075
Credit Agricole SA (a) 2.750% 6/10/20	2,640,000	2,654,161
Credit Suisse AG 5.400% 1/14/20	2,035,000	2,228,148
Discover Bank 2.000% 2/21/18	1,920,000	1,907,019
First Horizon National Corp. 3.500% 12/15/20	4,280,000	4,242,832
FirstMerit Corp. 4.350% 2/04/23	645,000	653,271

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
ICICI Bank Ltd. (a) 4.700% 2/21/18	$1,800,000	$1,870,961
ICICI Bank Ltd. (a) 4.750% 11/25/16	1,300,000	1,330,726
Intesa Sanpaolo SpA, USD 5 year swap rate + 5.462%, VRN (a) 7.700% 12/29/49	2,000,000	2,037,500
Itau Unibanco Holding SA (a) 2.850% 5/26/18	5,860,000	5,572,860
JP Morgan Chase & Co. 3.875% 9/10/24	1,710,000	1,701,012
Morgan Stanley 3.950% 4/23/27	1,305,000	1,266,606
Morgan Stanley 4.875% 11/01/22	750,000	795,939
MUFG Union Bank NA 2.625% 9/26/18	550,000	555,279
Regions Financial Corp. 7.500% 5/15/18	895,000	994,470
Santander Holdings USA, Inc. 2.650% 4/17/20	2,470,000	2,423,238
Skandinaviska Enskilda Banken AB (a) 2.375% 3/25/19	760,000	763,496
SVB Financial Group 3.500% 1/29/25	4,285,000	4,105,369
SVB Financial Group 5.375% 9/15/20	515,000	563,432
Valley National Bancorp 5.125% 9/27/23	1,710,000	1,786,098
Wachovia Bank NA 6.600% 1/15/38	690,000	890,564
Wells Fargo & Co. 4.300% 7/22/27	4,325,000	4,418,135
Wells Fargo & Co. 4.600% 4/01/21	345,000	376,096

		73,695,221

Biotechnology — 0.1%
Amgen, Inc. 5.150% 11/15/41	1,600,000	1,624,374

Building Materials — 0.5%
CRH America, Inc. 8.125% 7/15/18	1,730,000	1,968,057
Lafarge SA 6.500% 7/15/16	1,305,000	1,337,940
Martin Marietta Material, Inc. 3 mo. USD LIBOR + 1.100%, FRN 1.426% 6/30/17	1,540,000	1,529,286
Masco Corp. 4.450% 4/01/25	604,000	591,920
Owens Corning, Inc. 9.000% 6/15/19	1,245,000	1,442,956

		6,870,159

	Principal Amount	Value
Chemicals — 1.4%
Ashland, Inc. STEP 4.750% 8/15/22	$10,540,000	$10,250,150
Ashland, Inc. 6.875% 5/15/43	1,378,000	1,309,100
Cabot Corp. 5.000% 10/01/16	2,440,000	2,500,165
Cytec Industries, Inc. 8.950% 7/01/17	225,000	244,874
The Dow Chemical Co. 8.550% 5/15/19	375,000	441,993
Ecolab, Inc. 4.350% 12/08/21	650,000	694,050
Incitec Pivot Finance LLC (a) 6.000% 12/10/19	880,000	954,186
Methanex Corp. 5.250% 3/01/22	550,000	541,542
RPM International, Inc. 6.125% 10/15/19	800,000	875,070
RPM International, Inc. 6.500% 2/15/18	1,375,000	1,483,061
Valspar Corp. 7.250% 6/15/19	650,000	737,468

		20,031,659

Commercial Services — 0.8%
The ADT Corp. 2.250% 7/15/17	2,015,000	2,004,925
Cardtronics, Inc., Convertible 1.000% 12/01/20	1,400,000	1,299,375
ERAC USA Finance LLC (a) 2.800% 11/01/18	455,000	457,951
ERAC USA Finance LLC (a) 6.700% 6/01/34	355,000	418,710
Leidos Holdings, Inc. 4.450% 12/01/20	6,280,000	6,251,043
The Western Union Co. 5.930% 10/01/16	1,405,000	1,449,613

		11,881,617

Computers — 0.9%
Hewlett Packard Enterprise Co. (a) 3.600% 10/15/20	3,750,000	3,758,606
Hewlett Packard Enterprise Co. (a) 4.900% 10/15/25	4,555,000	4,466,697
Hewlett Packard Enterprise Co. (a) 6.350% 10/15/45	4,050,000	3,844,835
SanDisk Corp., Convertible 0.500% 10/15/20	1,057,000	1,093,995

		13,164,133

Cosmetics & Personal Care — 0.0%
The Procter & Gamble Co. 5.800% 8/15/34	270,000	326,562

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Distribution & Wholesale — 0.2%
Arrow Electronics, Inc. 4.500% 3/01/23	$135,000	$136,389
Ingram Micro, Inc. 4.950% 12/15/24	3,265,000	3,252,965

		3,389,354

Diversified Financial — 5.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.500% 5/15/21	5,300,000	5,386,125
Affiliated Managers Group, Inc. 3.500% 8/01/25	2,320,000	2,206,656
Affiliated Managers Group, Inc. 4.250% 2/15/24	1,470,000	1,484,891
Air Lease Corp. 3.375% 1/15/19	2,505,000	2,517,525
Air Lease Corp. 3.875% 4/01/21	1,825,000	1,834,125
Air Lease Corp. STEP 5.625% 4/01/17	600,000	622,500
Ally Financial, Inc. 4.625% 5/19/22	1,131,000	1,136,655
American Express Co. 3 mo. USD LIBOR + 2.228%, VRN 6.800% 9/01/66	200,000	201,500
Ares Finance Co. LLC (a) 4.000% 10/08/24	2,380,000	2,207,598
The Bear Stearns Cos., Inc. 7.250% 2/01/18	1,520,000	1,676,694
Citigroup, Inc. 3.875% 3/26/25	8,392,000	8,167,833
Citigroup, Inc. 8.125% 7/15/39	225,000	322,712
Eaton Vance Corp. 3.625% 6/15/23	707,000	713,645
Eaton Vance Corp. 6.500% 10/02/17	91,000	97,170
GE Capital International Funding Co. (a) 2.342% 11/15/20	496,000	491,863
GE Capital International Funding Co. (a) 4.418% 11/15/35	1,522,000	1,553,174
General Electric Capital Corp. 5.500% 1/08/20	172,000	192,910
General Electric Capital Corp. 6.875% 1/10/39	429,000	584,758
The Goldman Sachs Group, Inc. 5.375% 3/15/20	900,000	988,689
The Goldman Sachs Group, Inc. 5.750% 1/24/22	1,600,000	1,819,554
The Goldman Sachs Group, Inc. 6.150% 4/01/18	420,000	456,085
The Goldman Sachs Group, Inc. 6.250% 2/01/41	440,000	524,833

	Principal Amount	Value
The Goldman Sachs Group, Inc. 6.345% 2/15/34	$550,000	$643,437
The Goldman Sachs Group, Inc. 6.750% 10/01/37	565,000	660,449
Hyundai Capital America (a) 2.875% 8/09/18	910,000	919,571
Hyundai Capital America (a) 4.000% 6/08/17	1,605,000	1,646,476
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 3.500% 3/15/17	7,240,000	7,276,200
International Lease Finance Corp. 3.875% 4/15/18	2,065,000	2,080,488
International Lease Finance Corp. 5.750% 5/15/16	6,722,000	6,814,427
Janus Capital Group, Inc. 4.875% 8/01/25	2,440,000	2,503,938
JP Morgan Chase & Co. 4.500% 1/24/22	1,500,000	1,617,909
Lazard Group LLC 6.850% 6/15/17	601,000	639,893
Legg Mason, Inc. 5.625% 1/15/44	1,126,000	1,118,464
Merrill Lynch & Co., Inc. 7.750% 5/14/38	555,000	753,014
Morgan Stanley 4.350% 9/08/26	905,000	907,958
Morgan Stanley 5.625% 9/23/19	1,415,000	1,561,593
Morgan Stanley 5.750% 1/25/21	225,000	252,619
Visa, Inc. 2.200% 12/14/20	5,305,000	5,295,127
Visa, Inc. 3.150% 12/14/25	5,725,000	5,732,076
Visa, Inc. 4.300% 12/14/45	2,929,000	2,971,643

		78,582,777

Electric — 2.4%
Ameren Corp. 3.650% 2/15/26	1,015,000	1,010,409
Berkshire Hathaway Energy 5.950% 5/15/37	1,525,000	1,742,180
CMS Energy Corp. 5.050% 2/15/18	1,875,000	1,980,309
Duke Energy Progress, Inc. 6.125% 9/15/33	37,000	44,477
Entergy Louisiana LLC 4.950% 1/15/45	1,095,000	1,093,178
Florida Power & Light Co. 4.950% 6/01/35	950,000	1,043,085
IPALCO Enterprises, Inc. 3.450% 7/15/20	5,935,000	5,816,300

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Kansas Gas & Electric Co. 5.647% 3/29/21	$879,110	$884,604
LG&E and KU Energy LLC 4.375% 10/01/21	1,900,000	2,007,599
Metropolitan Edison Co. (a) 4.000% 4/15/25	1,505,000	1,489,965
National Fuel Gas Co. 3.750% 3/01/23	985,000	912,280
Nevada Power Co. Series N 6.650% 4/01/36	1,000,000	1,262,954
Niagara Mohawk Power Corp. (a) 2.721% 11/28/22	1,560,000	1,499,967
Oncor Electric Delivery Co. 6.800% 9/01/18	75,000	83,359
Oncor Electric Delivery Co. 7.500% 9/01/38	130,000	171,879
Pacific Gas & Electric Co. 5.800% 3/01/37	800,000	930,150
Pennsylvania Electric Co. (a) 4.150% 4/15/25	2,090,000	2,102,028
PPL Capital Funding, Inc. 1.900% 6/01/18	400,000	396,250
PPL Capital Funding, Inc. 5.000% 3/15/44	1,320,000	1,360,960
Progress Energy, Inc. 7.000% 10/30/31	505,000	621,798
Puget Energy, Inc. 6.500% 12/15/20	1,985,000	2,274,129
Southern California Edison Co. 5.950% 2/01/38	820,000	1,003,757
Transelec SA (a) 4.625% 7/26/23	1,250,000	1,304,614
Tri-State Generation & Transmission Association, Series 2003, Class A (a) 6.040% 1/31/18	507,874	534,080
Virginia Electric and Power Co. 6.350% 11/30/37	925,000	1,183,277
Wisconsin Public Service Corp. 5.650% 11/01/17	1,405,000	1,480,992

		34,234,580

Electronics — 0.5%
Amphenol Corp. 2.550% 1/30/19	1,445,000	1,445,251
Arrow Electronics, Inc. 3.500% 4/01/22	1,865,000	1,796,469
Arrow Electronics, Inc. 5.125% 3/01/21	750,000	788,013
Avnet, Inc. 4.875% 12/01/22	944,000	966,522
Tech Data Corp. 3.750% 9/21/17	1,345,000	1,361,065

		6,357,320

	Principal Amount	Value
Engineering & Construction — 0.1%
SBA Tower Trust (a) 3.156% 10/15/20	$1,500,000	$1,475,655

Environmental Controls — 0.1%
Republic Services, Inc. 5.000% 3/01/20	40,000	43,439
Republic Services, Inc. 5.250% 11/15/21	795,000	878,901

		922,340

Foods — 0.9%
ConAgra Foods, Inc. 4.950% 8/15/20	850,000	908,852
ConAgra Foods, Inc. 6.625% 8/15/39	500,000	538,755
ConAgra Foods, Inc. 7.000% 4/15/19	755,000	848,730
JBS Investments GmbH (a) 7.750% 10/28/20	3,288,000	3,156,480
Kraft Foods, Inc. 6.500% 2/09/40	381,000	465,106
Tyson Foods, Inc. 2.650% 8/15/19	485,000	485,269
Tyson Foods, Inc. 4.875% 8/15/34	745,000	760,360
Whole Foods Market, Inc. (a) 5.200% 12/03/25	5,220,000	5,212,274

		12,375,826

Forest Products & Paper — 0.3%
Domtar Corp. 9.500% 8/01/16	94,000	98,432
Domtar Corp. 10.750% 6/01/17	55,000	61,200
International Paper Co. 4.750% 2/15/22	700,000	747,608
International Paper Co. 7.300% 11/15/39	820,000	934,642
International Paper Co. 9.375% 5/15/19	290,000	348,032
Sappi Papier Holding GmbH (a) 7.750% 7/15/17	1,830,000	1,900,912

		4,090,826

Gas — 0.1%
The Laclede Group, Inc. 4.700% 8/15/44	2,000,000	1,974,128

Hand & Machine Tools — 0.2%
Kennametal, Inc. 2.650% 11/01/19	1,200,000	1,167,737
Stanley Black & Decker, Inc. 2.451% 11/17/18	1,920,000	1,927,492

		3,095,229

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Health Care – Products — 0.6%
Boston Scientific Corp. 6.000% 1/15/20	$950,000	$1,054,891
Zimmer Biomet Holdings, Inc. 3.550% 4/01/25	3,395,000	3,298,996
Zimmer Biomet Holdings, Inc. 4.450% 8/15/45	4,280,000	3,935,978

		8,289,865

Health Care – Services — 0.3%
Cigna Corp. 5.125% 6/15/20	650,000	709,524
Kaiser Foundation Hospitals 3.500% 4/01/22	600,000	609,637
UnitedHealth Group, Inc. 6.875% 2/15/38	1,775,000	2,321,496

		3,640,657

Holding Company – Diversified — 0.1%
Hutchison Whampoa International Ltd. (a) 5.750% 9/11/19	1,220,000	1,353,873

Home Builders — 0.3%
Lennar Corp. 4.500% 11/15/19	3,767,000	3,830,568

Housewares — 0.1%
Newell Rubbermaid, Inc. 2.050% 12/01/17	1,250,000	1,227,674

Insurance — 3.6%
ACE INA Holdings, Inc. 3.350% 5/03/26	1,250,000	1,246,170
The Allstate Corp. 3 mo. USD LIBOR + 2.938%, VRN 5.750% 8/15/53	2,270,000	2,333,560
Arch Capital Group US, Inc. 5.144% 11/01/43	1,150,000	1,163,573
AXIS Specialty Finance PLC 2.650% 4/01/19	660,000	657,192
Brown & Brown, Inc. 4.200% 9/15/24	2,040,000	2,014,408
The Chubb Corp., 3 mo. USD LIBOR + 2.250%, VRN 6.375% 4/15/37	916,000	879,662
CNA Financial Corp. 3.950% 5/15/24	1,250,000	1,244,373
CNA Financial Corp. 7.350% 11/15/19	1,000,000	1,151,327
CNO Financial Group, Inc. 4.500% 5/30/20	1,763,000	1,798,260
CNO Financial Group, Inc. 5.250% 5/30/25	2,104,000	2,140,820
Five Corners Funding Trust (a) 4.419% 11/15/23	1,465,000	1,529,435

	Principal Amount	Value
The Hartford Financial Services Group, Inc., 3 mo. USD LIBOR + 4.603%, VRN 8.125% 6/15/38	$2,070,000	$2,264,062
Liberty Mutual Group, Inc. (a) 4.250% 6/15/23	706,000	717,344
Marsh & McLennan Cos., Inc. 5.875% 8/01/33	900,000	1,033,142
MetLife Capital Trust IV (a) 7.875% 12/15/37	2,695,000	3,287,900
Principal Financial Group, Inc. 8.875% 5/15/19	620,000	741,855
Prudential Financial, Inc. 3 mo. USD LIBOR + 3.040%, VRN 5.200% 3/15/44	2,380,000	2,297,890
Prudential Financial, Inc. 3 mo. USD LIBOR + 3.920%, VRN 5.625% 6/15/43	1,845,000	1,886,513
Prudential Financial, Inc. 3 mo. USD LIBOR + 5.000%, VRN 8.875% 6/15/38	1,930,000	2,171,250
Prudential Financial, Inc., 3 mo. USD LIBOR + 3.031%, VRN 5.375% 5/15/45	1,800,000	1,797,750
QBE Capital Funding III Ltd. USD 10 year swap rate + 4.050%, VRN (a) 7.250% 5/24/41	1,425,000	1,569,340
QBE Insurance Group Ltd. (a) 2.400% 5/01/18	900,000	900,806
Reinsurance Group of America, Inc. 4.700% 9/15/23	1,270,000	1,339,125
Reinsurance Group of America, Inc. 5.000% 6/01/21	1,775,000	1,913,693
Reinsurance Group of America, Inc. 6.450% 11/15/19	1,675,000	1,884,742
USF&G Capital I (a) 8.500% 12/15/45	1,015,000	1,444,463
Voya Financial, Inc. 5.500% 7/15/22	900,000	1,007,087
Voya Financial, Inc. 3 mo. USD LIBOR + 3.580%, VRN 5.650% 5/15/53	1,510,000	1,487,350
Willis Group Holdings PLC 4.125% 3/15/16	530,000	532,873
Willis Group Holdings PLC 5.750% 3/15/21	1,825,000	2,016,835
Willis North America, Inc. 7.000% 9/29/19	706,000	791,240
XLIT Ltd. 4.450% 3/31/25	1,275,000	1,248,548
XLIT Ltd. 6.375% 11/15/24	1,990,000	2,319,737

		50,812,325

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Internet — 0.9%
Baidu, Inc. 3.250% 8/06/18	$1,965,000	$1,990,170
Expedia, Inc. 4.500% 8/15/24	6,190,000	5,974,278
Expedia, Inc. 7.456% 8/15/18	3,420,000	3,811,169
Tencent Holdings Ltd. (a) 2.875% 2/11/20	1,655,000	1,644,011

		13,419,628

Investment Companies — 0.5%
Ares Capital Corp. 3.875% 1/15/20	3,635,000	3,690,205
FS Investment Corp. 4.000% 7/15/19	2,720,000	2,695,014

		6,385,219

Iron & Steel — 1.0%
Allegheny Technologies, Inc. 9.375% 6/01/19	687,000	549,600
ArcelorMittal 5.125% 6/01/20	2,375,000	1,971,250
ArcelorMittal STEP 5.500% 2/25/17	245,000	236,645
ArcelorMittal 6.125% 6/01/18	279,000	255,285
ArcelorMittal STEP 6.250% 8/05/20	1,700,000	1,357,875
Commercial Metals Co. 6.500% 7/15/17	855,000	885,994
Glencore Funding LLC (a) 2.875% 4/16/20	4,475,000	3,490,500
Glencore Funding LLC (a) 4.125% 5/30/23	180,000	132,752
Glencore Funding LLC (a) 4.625% 4/29/24	435,000	315,027
Reliance Steel & Aluminum Co. 4.500% 4/15/23	1,125,000	1,047,216
Reliance Steel & Aluminum Co. 6.200% 11/15/16	2,562,000	2,647,886
Reliance Steel & Aluminum Co. 6.850% 11/15/36	1,536,000	1,599,959

		14,489,989

Lodging — 0.2%
Choice Hotels International, Inc. 5.700% 8/28/20	1,500,000	1,605,000
Marriott International, Inc. 3.375% 10/15/20	1,440,000	1,465,779
Starwood Hotels & Resorts Worldwide, Inc. 6.750% 5/15/18	305,000	333,695

	Principal Amount	Value
Wyndham Worldwide Corp. 6.000% 12/01/16	$9,000	$9,344

		3,413,818

Machinery – Diversified — 0.4%
CNH Industrial Capital LLC 3.250% 2/01/17	725,000	717,750
CNH Industrial Capital LLC 3.375% 7/15/19	1,595,000	1,503,287
CNH Industrial Capital LLC 3.625% 4/15/18	902,000	888,019
CNH Industrial Capital LLC 6.250% 11/01/16	1,705,000	1,736,969
Xylem, Inc. 4.875% 10/01/21	585,000	621,823

		5,467,848

Manufacturing — 0.2%
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	960,000	1,059,649
SPX FLOW, Inc. 6.875% 9/01/17	1,370,000	1,455,625

		2,515,274

Media — 0.6%
21st Century Fox America, Co. 6.900% 8/15/39	525,000	620,856
CBS Corp. 7.875% 7/30/30	970,000	1,236,452
CCO Safari II LLC (a) 3.579% 7/23/20	2,005,000	1,992,988
CCO Safari II LLC (a) 6.484% 10/23/45	1,655,000	1,657,713
NBCUniversal Media LLC 6.400% 4/30/40	100,000	124,609
Time Warner Cable, Inc. 6.750% 6/15/39	655,000	657,360
Time Warner Cable, Inc. 8.250% 4/01/19	235,000	269,850
Time Warner Cable, Inc. 8.750% 2/14/19	365,000	423,419
Time Warner, Inc. 4.700% 1/15/21	900,000	968,634
Time Warner, Inc. 6.100% 7/15/40	950,000	1,026,133
Time Warner, Inc. 6.250% 3/29/41	15,000	16,659

		8,994,673

Mining — 0.6%
Freeport-McMoRan, Inc. 2.375% 3/15/18	810,000	631,800
Freeport-McMoRan, Inc. 4.000% 11/14/21	5,310,000	3,186,000

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Freeport-McMoRan, Inc. 5.450% 3/15/43	$1,210,000	$629,200
Glencore Canada Corp. 5.500% 6/15/17	1,230,000	1,200,787
Glencore Finance Canada (a) 5.800% 11/15/16	1,023,000	1,019,164
Vale Overseas Ltd. 6.250% 1/23/17	1,626,000	1,622,911
Vale Overseas Ltd. 6.875% 11/10/39	490,000	340,506

		8,630,368

Office Equipment/Supplies — 0.2%
Pitney Bowes, Inc. 4.625% 3/15/24	1,875,000	1,836,934
Pitney Bowes, Inc. 4.750% 1/15/16	1,140,000	1,141,063
Pitney Bowes, Inc. 4.750% 5/15/18	275,000	287,886
Pitney Bowes, Inc. 5.750% 9/15/17	188,000	198,321

		3,464,204

Office Furnishings — 0.0%
Steelcase, Inc. 6.375% 2/15/21	100,000	109,484

Oil & Gas — 3.7%
Anadarko Petroleum Corp. 6.450% 9/15/36	402,000	387,471
Apache Corp. 5.100% 9/01/40	2,195,000	1,876,317
Chesapeake Energy Corp., Convertible 2.500% 5/15/37	1,580,000	742,600
Chesapeake Energy Corp. 3.250% 3/15/16	3,350,000	3,207,625
ConocoPhillips Co. 4.300% 11/15/44	712,000	591,688
Devon Energy Corp. 5.600% 7/15/41	1,145,000	865,423
Devon Energy Corp. 6.300% 1/15/19	660,000	679,998
Ensco PLC 5.200% 3/15/25	2,845,000	2,024,704
Helmerich & Payne International Drilling Co. 4.650% 3/15/25	1,415,000	1,415,640
Newfield Exploration Co. 5.375% 1/01/26	5,195,000	4,298,863
Pemex Project Funding Master Trust 6.625% 6/15/38	202,000	177,760
Petrobras Global Finance BV 2.000% 5/20/16	1,480,000	1,457,800
Petrobras Global Finance BV 3.250% 3/17/17	4,695,000	4,342,875

	Principal Amount	Value
Petrobras International Finance Co. 3.875% 1/27/16	$1,275,000	$1,269,900
Petroleos Mexicanos 3.125% 1/23/19	395,000	382,119
Petroleos Mexicanos 5.500% 1/21/21	1,690,000	1,704,703
Petroleos Mexicanos 6.375% 1/23/45	640,000	541,684
Phillips 66 5.875% 5/01/42	2,245,000	2,250,289
Pioneer Natural Resources Co. 4.450% 1/15/26	2,430,000	2,188,006
Pioneer Natural Resources Co. 5.875% 7/15/16	1,370,000	1,391,410
Pride International, Inc. 6.875% 8/15/20	2,000,000	1,857,008
Rowan Cos., Inc. 4.750% 1/15/24	2,127,000	1,512,548
Rowan Cos., Inc. 4.875% 6/01/22	4,661,000	3,427,783
Rowan Cos., Inc. 5.000% 9/01/17	1,400,000	1,389,471
Southwestern Energy Co. 4.050% 1/23/20	2,450,000	1,776,250
Southwestern Energy Co. 4.950% 1/23/25	1,470,000	926,100
Transocean, Inc. STEP 5.800% 12/15/16	1,500,000	1,455,000
Transocean, Inc. 6.000% 3/15/18	2,813,000	2,503,570
Whiting Petroleum Corp., Convertible (a) 1.250% 4/01/20	2,165,000	1,472,200
WPX Energy, Inc. 7.500% 8/01/20	5,495,000	4,450,950

		52,567,755

Oil & Gas Services — 2.0%
Cameron International Corp. 5.950% 6/01/41	185,000	196,233
Halliburton Co. 3.375% 11/15/22	1,790,000	1,761,600
Halliburton Co. 4.850% 11/15/35	3,005,000	2,951,995
Hornbeck Offshore Services, Inc., Convertible 1.500% 9/01/19	2,850,000	1,613,812
Schlumberger Holdings Corp. (a) 3.000% 12/21/20	5,040,000	4,974,888
Schlumberger Holdings Corp. (a) 4.000% 12/21/25	4,590,000	4,529,316
SEACOR Holdings, Inc., Convertible 3.000% 11/15/28	970,000	768,725

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SESI LLC 6.375% 5/01/19	$725,000	$672,894
Superior Energy Services, Inc. 7.125% 12/15/21	5,789,000	5,152,210
Weatherford International Ltd. 4.500% 4/15/22	1,000,000	720,000
Weatherford International Ltd. 5.125% 9/15/20	3,169,000	2,566,890
Weatherford International Ltd. 5.950% 4/15/42	1,685,000	1,183,712
Weatherford International Ltd. 6.000% 3/15/18	725,000	668,523

		27,760,798

Packaging & Containers — 0.2%
Brambles USA Inc., Series A (a) 5.350% 4/01/20	685,000	746,931
Brambles USA, Inc. (a) 4.125% 10/23/25	1,530,000	1,538,504

		2,285,435

Pharmaceuticals — 0.9%
AbbVie, Inc. 4.700% 5/14/45	2,465,000	2,409,454
Actavis Funding SCS 3.000% 3/12/20	2,210,000	2,208,243
Actavis Funding SCS 4.750% 3/15/45	1,395,000	1,360,188
Baxalta, Inc. (a) 3.600% 6/23/22	805,000	804,785
Baxalta, Inc. (a) 4.000% 6/23/25	2,145,000	2,122,707
Baxalta, Inc. (a) 5.250% 6/23/45	1,070,000	1,073,609
McKesson Corp. 2.284% 3/15/19	675,000	672,322
McKesson Corp. 3.796% 3/15/24	550,000	552,875
McKesson Corp. 4.750% 3/01/21	850,000	918,140
Pfizer, Inc. 7.200% 3/15/39	970,000	1,335,843

		13,458,166

Pipelines — 3.2%
Alliance Pipeline LP (a) 6.996% 12/31/19	569,445	615,445
Boardwalk Pipelines LLC 5.500% 2/01/17	914,000	926,094
Boardwalk Pipelines LP 5.875% 11/15/16	2,670,000	2,695,891
CenterPoint Energy Resources Corp. 4.500% 1/15/21	650,000	682,256
CenterPoint Energy Resources Corp. 5.850% 1/15/41	645,000	712,447

	Principal Amount	Value
Colonial Pipeline Co. (a) 3.750% 10/01/25	$2,720,000	$2,676,164
Energy Transfer Partners LP 3 mo. USD LIBOR + 3.018%, FRN 3.346% 11/01/66	2,000,000	1,260,000
Energy Transfer Partners LP 4.050% 3/15/25	3,070,000	2,521,268
Energy Transfer Partners LP 4.150% 10/01/20	1,360,000	1,254,590
Energy Transfer Partners LP 4.750% 1/15/26	3,845,000	3,233,964
Energy Transfer Partners LP 4.900% 3/15/35	1,775,000	1,290,622
Enterprise Products Operating Co. 3.700% 2/15/26	2,530,000	2,269,415
Enterprise Products Operating Co. 5.950% 2/01/41	630,000	578,680
Enterprise Products Operating LLC 3.200% 2/01/16	600,000	600,191
Kinder Morgan Energy Partners LP 6.500% 2/01/37	571,000	490,515
Kinder Morgan Energy Partners LP 6.950% 1/15/38	65,000	55,829
Kinder Morgan Finance Co. LLC (a) 6.000% 1/15/18	3,900,000	3,932,222
Kinder Morgan, Inc. 4.300% 6/01/25	2,970,000	2,566,101
Magellan Midstream Partners LP 5.150% 10/15/43	2,305,000	1,976,496
Magellan Midstream Partners LP 6.550% 7/15/19	1,125,000	1,228,221
MPLX LP (a) 4.500% 7/15/23	2,265,000	2,026,495
MPLX LP (a) 4.875% 12/01/24	5,725,000	5,138,187
Phillips 66 Partners LP 3.605% 2/15/25	869,000	747,548
Williams Partners LP 5.250% 3/15/20	2,045,000	1,899,292
Williams Partners LP/ACMP Finance Corp. 4.875% 5/15/23	4,270,000	3,461,540

		44,839,473

Real Estate — 0.1%
Prologis LP 3.750% 11/01/25	1,120,000	1,111,009

Real Estate Investment Trusts (REITS) — 1.6%
American Tower Corp. 3.400% 2/15/19	1,245,000	1,277,107
American Tower Corp. 3.450% 9/15/21	3,025,000	3,039,828
American Tower Corp. 4.500% 1/15/18	1,900,000	1,981,497

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Boston Properties LP 4.125% 5/15/21	$840,000	$879,816
Brandywine Operating Partners LP 4.950% 4/15/18	1,100,000	1,151,227
DDR Corp. 4.750% 4/15/18	1,400,000	1,464,494
DDR Corp. 7.875% 9/01/20	1,600,000	1,914,952
Duke Realty LP 8.250% 8/15/19	1,975,000	2,336,239
ERP Operating LP 4.625% 12/15/21	600,000	651,169
Federal Realty Investment Trust 5.900% 4/01/20	455,000	513,811
HCP, Inc. 2.625% 2/01/20	1,415,000	1,393,188
Highwoods Realty LP 5.850% 3/15/17	2,600,000	2,710,534
Host Hotels & Resorts LP 4.000% 6/15/25	752,000	720,871
ProLogis LP 2.750% 2/15/19	610,000	616,379
Simon Property Group LP 5.650% 2/01/20	225,000	252,163
Vereit Operating Partnership LP 2.000% 2/06/17	1,530,000	1,514,700
Vereit Operating Partnership LP 3.000% 2/06/19	765,000	735,930

		23,153,905

Retail — 1.5%
AutoNation, Inc. 4.500% 10/01/25	895,000	907,874
Bed Bath & Beyond, Inc. 5.165% 8/01/44	915,000	775,018
CVS Health Corp. 6.125% 9/15/39	895,000	1,045,078
CVS Pass-Through Trust (a) 5.926% 1/10/34	2,165,707	2,378,927
Dollar General Corp. 3.250% 4/15/23	4,455,000	4,242,635
El Puerto de Liverpool SAB de CV (a) 3.950% 10/02/24	2,975,000	2,889,469
GNC Holdings, Inc., Convertible (a) 1.500% 8/15/20	450,000	360,281
Macy’s Retail Holdings, Inc. 7.450% 7/15/17	310,000	334,948
O’Reilly Automotive, Inc. 3.850% 6/15/23	759,000	765,750
O’Reilly Automotive, Inc. 4.875% 1/14/21	875,000	946,508
QVC, Inc. 3.125% 4/01/19	1,075,000	1,061,000

	Principal Amount	Value
QVC, Inc. 4.375% 3/15/23	$1,140,000	$1,082,030
QVC, Inc. 4.450% 2/15/25	1,225,000	1,136,105
QVC, Inc. 5.125% 7/02/22	750,000	747,610
Tiffany & Co. 4.900% 10/01/44	1,140,000	1,055,037
Walgreens Boots Alliance, Inc. 2.700% 11/18/19	750,000	748,589
Walgreens Boots Alliance, Inc. 3.800% 11/18/24	1,505,000	1,460,103

		21,936,962

Savings & Loans — 0.5%
Glencore Funding LLC (a) 1.700% 5/27/16	1,593,000	1,577,070
Glencore Funding LLC (a) 2.500% 1/15/19	1,841,000	1,537,235
Glencore Funding LLC (a) 3.125% 4/29/19	1,040,000	868,400
Nationwide Building Society (a) 2.350% 1/21/20	2,665,000	2,647,081

		6,629,786

Semiconductors — 0.7%
Applied Materials, Inc. 5.850% 6/15/41	1,500,000	1,618,445
Lam Research Corp. 2.750% 3/15/20	2,460,000	2,378,985
Lam Research Corp. 3.800% 3/15/25	2,210,000	2,080,178
Microchip Technology, Inc., Convertible (a) 1.625% 2/15/25	2,274,000	2,259,787
Micron Technology, Inc., Convertible 3.000% 11/15/43	566,000	470,488
QUALCOMM, Inc. 3.450% 5/20/25	1,248,000	1,197,030

		10,004,913

Software — 0.3%
Broadridge Financial Solutions, Inc. 3.950% 9/01/20	745,000	772,159
CA, Inc. 2.875% 8/15/18	835,000	838,234
CA, Inc. 5.375% 12/01/19	1,476,000	1,592,759
Citrix Systems, Inc., Convertible 0.500% 4/15/19	1,170,000	1,272,375

		4,475,527

Telecommunications — 1.3%
America Movil SAB de CV 5.000% 3/30/20	730,000	792,146

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
America Movil SAB de CV 6.125% 3/30/40	$760,000	$836,080
AT&T, Inc. 4.750% 5/15/46	1,970,000	1,803,724
AT&T, Inc. 6.550% 2/15/39	1,005,000	1,129,772
British Telecom PLC STEP 9.625% 12/15/30	1,050,000	1,532,113
CenturyLink, Inc. 6.150% 9/15/19	760,000	775,200
Crown Castle Towers LLC (a) 6.113% 1/15/40	940,000	1,025,216
Deutsche Telekom International Finance BV STEP 8.750% 6/15/30	290,000	402,068
Embarq Corp. 7.082% 6/01/16	561,000	569,751
Embarq Corp. 7.995% 6/01/36	200,000	206,000
Rogers Communications, Inc. 7.500% 8/15/38	160,000	207,117
Sprint Communications, Inc. (a) 9.000% 11/15/18	2,925,000	3,078,562
Telefonica Emisiones SAU 5.462% 2/16/21	650,000	726,449
Verizon Communications, Inc. 2.625% 2/21/20	1,866,000	1,872,488
Verizon Communications, Inc. 4.862% 8/21/46	1,366,000	1,293,228
Verizon Communications, Inc. 5.012% 8/21/54	1,222,000	1,118,852
Verizon Communications, Inc. 6.550% 9/15/43	1,218,000	1,446,022

		18,814,788

Transportation — 0.5%
Asciano Finance (a) 4.625% 9/23/20	845,000	852,930
Asciano Finance (a) 5.000% 4/07/18	1,650,000	1,698,825
Autoridad del Canal de Panama (a) 4.950% 7/29/35	1,340,000	1,380,200
Burlington Northern Santa Fe LLC 6.750% 3/15/29	1,053,000	1,297,674
Ryder System, Inc. 2.550% 6/01/19	480,000	477,085
Ryder System, Inc. 2.650% 3/02/20	1,215,000	1,195,249
Union Pacific Corp. 4.000% 2/01/21	700,000	748,065

		7,650,028

	Principal Amount	Value
Trucking & Leasing — 0.8%
Aviation Capital Group Corp. (a) 2.875% 9/17/18	$6,665,000	$6,626,756
GATX Corp. 2.375% 7/30/18	1,175,000	1,166,499
GATX Corp. 4.750% 6/15/22	1,200,000	1,259,330
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 2.500% 6/15/19	2,025,000	1,991,928

		11,044,513

TOTAL CORPORATE DEBT (Cost $703,582,789)		682,574,690

MUNICIPAL OBLIGATIONS — 1.2%
JobsOhio Beverage System Series B 4.532% 1/01/35	5,550,000	5,903,091
New York City Municipal Water Finance Authority BAB 5.882% 6/15/44	390,000	506,423
State of California 5.950% 4/01/16	895,000	906,948
State of California BAB 7.550% 4/01/39	505,000	733,518
State of California BAB 7.600% 11/01/40	3,925,000	5,825,681
State of Illinois 5.365% 3/01/17	2,910,000	3,018,048

		16,893,709

TOTAL MUNICIPAL OBLIGATIONS (Cost $16,303,836)		16,893,709

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 22.6%
Auto Floor Plan ABS — 0.1%
NCF Dealer Floorplan Master Trust, Series 2014-1A, Class A, 1 mo. LIBOR + 1.500%, FRN (a) 1.902% 10/20/20	1,630,000	1,629,999

Automobile ABS — 0.7%
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A (a) 2.500% 2/20/21	1,600,000	1,588,033
Capital Automotive REIT, Series 2014-1A, Class A (a) 3.660% 10/15/44	1,100,000	1,105,269
Capital Automotive REIT, Series 2012-1A, Class A (a) 4.700% 7/15/42	1,764,420	1,806,563

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CFC LLC, Series 2014-2A, Class A (a) 1.440% 11/16/20	$1,153,952	$1,146,956
CPS Auto Trust, Series 2014-A, Class A (a) 1.210% 8/15/18	615,693	614,601
CPS Auto Trust, Series 2011-B, Class A (a) 3.680% 9/17/18	172,037	172,050
GLS Auto Receivables Trust, Series 2015-1A, Class A (a) 2.250% 12/15/20	1,284,019	1,281,408
GO Financial Auto Securitization Trust, Series 2015-1, Class A (a) 1.810% 3/15/18	678,678	677,593
Santander Drive Auto Receivables Trust, Series 2015-S2, Class R1 (a) 1.840% 11/18/19	732,984	729,319

		9,121,792

Commercial MBS — 5.4%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4, VRN 5.742% 2/10/51	1,917,003	2,000,405
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class AM, VRN 6.258% 2/10/51	1,445,000	1,533,672
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	2,650,590	2,699,753
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class AM 5.243% 12/11/38	1,295,000	1,329,696
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A4, VRN 5.471% 1/12/45	713,451	735,835
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class AM, VRN 5.513% 1/12/45	2,765,000	2,851,847
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4, VRN 5.694% 6/11/50	970,205	1,008,682
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	2,150,000	2,233,673
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class AM, VRN 5.752% 9/11/38	2,375,000	2,394,114

	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class AM, VRN 5.835% 9/11/42	$1,170,000	$1,227,155
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class AM, VRN 6.084% 6/11/50	1,660,000	1,743,965
COMM 2015-CCRE23 Mortgage Trust, Series 2015-CR23, Class B, VRN 4.183% 5/10/48	1,200,000	1,186,512
Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A5 3.961% 3/10/47	2,176,000	2,268,749
Commercial Mortgage Pass Through Certificates, Series 2015-CR23, Class C, VRN 4.257% 5/10/48	1,050,000	943,374
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class AM, VRN 5.650% 12/10/49	1,320,000	1,372,444
Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class A4, CMO,, VRN 5.768% 6/10/46	812,223	814,635
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4, VRN 5.796% 12/10/49	3,691,049	3,854,052
DBCCRE Mortgage Trust, Series 2014-ARCP, Class A (a) 4.238% 1/10/34	1,100,000	1,151,050
DBRR Trust, Series 2013-EZ3, Class A, VRN (a) 1.636% 12/18/49	1,072,856	1,069,648
DBUBS Mortgage Trust, Series 2011-LC2A, Class A2 (a) 3.386% 7/10/44	1,578,132	1,585,138
DBUBS Mortgage Trust, Series 2011-LC3A, Class A2 3.642% 8/10/44	1,247,861	1,254,363
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1 (a) 3.742% 11/10/46	169,628	170,098
DBUBS Mortgage Trust, Series 2011-LC1A, Class B, VRN (a) 5.471% 11/10/46	860,000	952,548
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, VRN 5.826% 7/10/38	3,600,000	3,642,962

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4, VRN 5.826% 7/10/38	$2,769,953	$2,788,053
GS Mortgage Securities Corp. II, Series 2012-GC6, Class AS (a) 4.948% 1/10/45	800,000	874,147
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A2 (a) 3.341% 7/15/46	397,315	397,779
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	2,858,697	2,902,996
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class AM 5.204% 12/12/49	1,675,000	1,710,781
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4, VRN 5.882% 6/12/46	651,279	653,603
ML-CFC Commercial Mortgage Trust, Series 2006-3, Class AM, VRN 5.456% 7/12/46	1,315,000	1,331,164
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AM, VRN 5.856% 9/12/49	1,800,000	1,876,986
Morgan Stanley Capital I, Series 2011-C2, Class B, VRN (a) 5.200% 6/15/44	825,000	884,476
Morgan Stanley Capital I, Series 2006-IQ12, Class A4 5.332% 12/15/43	1,003,068	1,020,960
Morgan Stanley Capital I, Series 2006-IQ12, Class AM 5.370% 12/15/43	1,525,000	1,559,233
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	701,618	700,949
Morgan Stanley Capital I, Series 2008-T29, Class A4, VRN 6.460% 1/11/43	1,215,111	1,296,374
STRIPs Ltd., Series 2012-1A, Class A (a) 1.500% 12/25/44	440,129	431,767
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, VRN 5.510% 8/15/39	744,848	744,810
VFC LLC, (Acquired 7/9/14, Cost $1,500,000) Series 2014-2, Class A (a) (c) 2.750% 7/20/30	174,988	174,994

	Principal Amount	Value
VFC LLC, Series 2015-3, Class A, (Acquired 3/25/15, Cost $1,716,775) (a) (c) 2.750% 12/20/31	$372,486	$372,207
VNO Mortgage Trust, Series 2013-PENN, Class A (a) 3.808% 12/13/29	1,610,000	1,671,285
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	4,525,000	4,599,727
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class AM, VRN 5.591% 4/15/47	1,530,000	1,579,441
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class AM, VRN 5.767% 5/15/43	1,250,000	1,254,763
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4, VRN 5.952% 2/15/51	2,042,106	2,106,957
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM, VRN 5.952% 2/15/51	1,775,000	1,852,381
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class AM, VRN 5.962% 6/15/45	1,345,000	1,361,939
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A1 (a) 3.349% 11/15/43	248,174	255,064
Wells Fargo Reremic Trust, Series 2012-IO, Class A (a) 1.750% 8/20/21	255,983	255,983
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A2 (a) 3.240% 3/15/44	1,002,657	1,005,397
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2 (a) 3.791% 2/15/44	518,797	518,441

		76,207,027

Home Equity ABS — 1.0%
ACE Securities Corp., Series 2005-AG1, Class A1B1, 1 mo. USD LIBOR + .270%, FRN 0.491% 8/25/35	455,980	455,012
Asset-Backed Funding Certificates, Series 2005-WMC1, Class M1, 1 mo. USD LIBOR + .660%, FRN 0.881% 6/25/35	109,381	109,324

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Bayview Financial Mortgage Pass-Through Trust, Series 2005-B, Class M1, 1 mo. LIBOR + .450%, FRN 0.643% 4/28/39	$741,633	$740,348
Citigroup Mortgage Loan Trust, Series 2005-OPT4, Class M2, 1 mo. USD LIBOR + .430%, FRN 0.651% 7/25/35	375,648	368,611
Countrywide Asset-Backed Certificates, Series 2005-3, Class MV2, 1 mo. USD LIBOR + .450%, FRN 0.872% 8/25/35	159,576	159,419
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460%, FRN 0.882% 9/25/34	254,614	251,648
Countrywide Partnership Trust, Series 2004-EC1, Class M1, 1 mo. USD LIBOR + .900%, FRN 1.322% 2/25/35	773,329	682,403
First Franklin Mortgage Loan Trust, Series 2005-FF6, Class M1, 1 mo. USD LIBOR + .420%, FRN 0.641% 5/25/36	1,096,120	1,088,099
First Franklin Mortgage Loan Trust, Series 2005-FF2, Class M3, 1 mo. USD LIBOR + .720%, FRN 1.142% 3/25/35	1,012,277	1,005,942
GSAMP Trust, Series 2005-HE5, Class M1, 1 mo. USD LIBOR + .420%, FRN 0.842% 11/25/35	753,264	748,226
GSAMP Trust, Series 2005-AHL, Class M1, 1 mo. USD LIBOR + .430%, FRN 0.852% 4/25/35	371,809	371,912
Home Equity Asset Trust, Series 2006-4, Class 2A3, 1 mo. USD LIBOR + .170%, FRN 0.592% 8/25/36	285,589	285,183
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2, 1 mo. USD LIBOR + .825%, FRN 1.247% 6/25/35	1,752,270	1,731,216
MASTR Asset-Backed Securities Trust, Series 2005-WMC1, Class M3, 1 mo. USD LIBOR + .720%, FRN 1.142% 3/25/35	2,070,000	2,064,553
Morgan Stanley Capital, Inc., Series 2005-WMC6, Class M2, 1 mo. USD LIBOR + .750%, FRN 0.971% 7/25/35	919,220	925,032

	Principal Amount	Value
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6, STEP 6.390% 10/25/28	$194	$198
NovaStar Mortgage Funding Trust, Series 2005-3, Class A2D, 1 mo. LIBOR + .370%, FRN 0.792% 1/25/36	1,874,778	1,876,461
Park Place Securities, Inc., Series 2005-WCW3, Class A2C, 1 mo. USD LIBOR + .380%, FRN 0.601% 8/25/35	278,616	278,143
Park Place Securities, Inc., Series 2005-WHQ1, Class M2, 1 mo. USD LIBOR + .750%, FRN 0.971% 3/25/35	287,424	287,372
Residential Asset Mortgage Products, Inc., Series 2005-EFC5, Class M1, 1 mo. USD LIBOR + .400%, FRN 0.822% 10/25/35	1,109,410	1,107,105
Structured Asset Investment Loan Trust, Series 2005-7, Class A5, 1 mo. USD LIBOR + .720%, FRN 1.142% 8/25/35	282,254	282,479

		14,818,686

Other ABS — 11.1%
321 Henderson Receivables I LLC, Series 2007-1A, Class A1, 1 mo. LIBOR + .200%, FRN (a) 0.531% 3/15/42	850,525	810,996
321 Henderson Receivables I LLC, Series 2015-1A, Class A (a) 3.260% 9/15/72	633,061	612,655
Aames Mortgage Investment Trust, Series 2004-1, Class M5, 1 mo. USD LIBOR + 1.725%, FRN 1.946% 1/25/35	2,128,017	2,123,048
AIMCO CLO Ltd., Series 2014-AA, Class A, 3 mo. USD LIBOR + 1.540%, FRN (a) 1.857% 7/20/26	2,500,000	2,484,995
ALM VIII Ltd., Series 2013-8A, Class A1A, 3 mo. USD LIBOR + 1.450%, FRN (a) 1.767% 1/20/26	1,590,000	1,577,456
ALM XIV Ltd., Series 2014-14A, Class A1, 3 mo. USD LIBOR + 1.430%, FRN (a) 1.753% 7/28/26	4,835,000	4,783,531
Alterna Funding I LLC, Series 2014-1A, Class NOTE (a) 1.639% 2/15/21	1,167,467	1,160,716

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Apidos CLO XV, Series 2013-15A, Class A1, 3 mo. USD LIBOR + 1.350%, FRN (a) 1.667% 10/20/25	$1,000,000	$989,694
Applebee’s/IHOP Funding LLC, Series 2014-1, Class A2 (a) 4.277% 9/05/44	1,580,000	1,599,978
Arbys Funding LLC, Series 2015-1A, Class A2 (a) 4.969% 10/30/45	2,200,000	2,199,780
ARL Second LLC, Series 2014-1A, Class A1 (a) 2.920% 6/15/44	1,097,759	1,075,961
Ascentium Equipment Receivables LLC, Series 2014-1A, Class A2 (a) 1.040% 1/10/17	171,041	171,057
Atlas Senior Loan Fund V Ltd., Series 2014-1A, Class A, 3 mo. USD LIBOR + 1.550%, FRN (a) 1.867% 7/16/26	1,000,000	992,533
Avery Point CLO Ltd., Series 2014-5A, Class A, 3 mo. USD LIBOR + 1.460%, FRN (a) 1.775% 7/17/26	2,500,000	2,481,862
Avery Point III CLO Ltd., Series 2013-3A, Class A, 3 mo. USD LIBOR + 1.400%, FRN (a) 1.715% 1/18/25	1,400,000	1,378,667
Avery Point VI CLO Ltd., Series 2015-6A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (a) 1.784% 8/05/27	4,225,000	4,183,506
BCC Funding VIII LLC, Series 2014-1A, Class A (a) 1.794% 6/20/20	471,558	469,790
Birchwood Park CLO Ltd., Series 2014-1A, Class A, 3 mo. USD LIBOR + 1.440%, FRN (a) 1.761% 7/15/26	2,415,000	2,394,120
Blue Hill CLO Ltd., Series 2013-1A, Class A, 3 mo. USD LIBOR + 1.480%, FRN (a) 1.801% 1/15/26	1,400,000	1,378,880
BlueMountain CLO Ltd., Series 2013-2A, Class A, 3 mo. USD LIBOR + 1.200%, FRN (a) 1.520% 1/22/25	1,100,000	1,081,784
BlueMountain CLO Ltd., Series 2015-2A, Class A1, 3 mo. USD LIBOR + 1.430%, FRN (a) 1.714% 7/18/27	2,855,000	2,815,986

	Principal Amount	Value
BlueMountain CLO Ltd., Series 2013-3A, Class A, 3 mo. USD LIBOR + 1.400%, FRN (a) 1.724% 10/29/25	$725,000	$717,607
BlueVirgo Trust, Series 2015-1A, Class NOTE (a) 3.000% 12/15/22	4,312,413	4,284,684
CAN Capital Funding LLC, Series 2014-1A, Class A (a) 3.117% 4/15/20	1,700,000	1,694,407
Carlyle Global Market Strategies, Series 2014-1A, Class A, 3 mo. USD LIBOR + 1.520%, FRN (a) 1.837% 4/17/25	3,765,000	3,747,007
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A (a) 2.000% 12/10/23	1,693,854	1,695,429
Citi Held For Asset Issuance, Series 2015-PM1, Class A (a) 1.850% 12/15/21	739,905	738,439
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 (a) 4.474% 3/20/43	1,279,931	1,279,931
CLI Funding V LLC, Series 2014-1A, Class A (a) 3.290% 6/18/29	1,621,773	1,568,254
Consumers Securitization Funding LLC, Series 2014-A, Class A2 2.962% 11/01/25	1,300,000	1,312,982
Cronos Containers Program I Ltd., Series 2014-2A, Class A (a) 3.270% 11/18/29	967,593	942,661
DB Master Finance LLC, Series 2015-1A, Class A2I (a) 3.262% 2/20/45	1,786,500	1,799,006
Diamond Resorts Owner Trust, Series 2014-1, Class A (a) 2.540% 5/20/27	701,279	705,242
Diamond Resorts Owner Trust, Series 2015-1, Class A (a) 2.730% 7/20/27	894,890	893,193
Diamond Resorts Owner Trust, Series 2015-2, Class A (a) 2.990% 5/22/28	2,492,868	2,492,150
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A2I (a) 3.484% 10/25/45	3,560,000	3,488,800
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A2II (a) 4.474% 10/25/45	3,750,000	3,733,594
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 (a) 5.216% 1/25/42	2,004,900	2,070,187

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Drug Royalty Corp., Inc., Series 2014-1, Class A2 (a) 3.484% 7/15/23	$642,965	$647,075
Drug Royalty Corp., Inc., Series 2012-1, Class A2 (a) 5.800% 7/15/24	420,000	427,553
Dryden XXXI Senior Loan Fund, Series 2014-31A, Class A, 3 mo. USD LIBOR + 1.350%, FRN (a) 1.667% 4/18/26	3,530,000	3,492,667
Eaton Vance CLO, Series 2014-1A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (a) 1.771% 7/15/26	3,300,000	3,271,260
Element Rail Leasing II LLC, Series 2015-1A, Class A1 (a) 2.707% 2/19/45	744,196	735,876
Entegry New Orleans Storm Recovery Funding I LLC, Series 2015-1, Class A 2.670% 6/01/27	865,000	882,463
Fairway Outdoor Funding LLC, Series 2012-1A, Class A2 (a) 4.212% 10/15/42	3,074,096	3,075,620
First Franklin Mortgage Loan Trust, Series 2005-FF7, Class M1, 1 mo. USD LIBOR + .450%, FRN 0.872% 7/25/35	755,112	754,300
Fremont Home Loan Trust, Series 2005-E, Class 2A3, 1 mo. USD LIBOR + .240%, FRN 0.461% 1/25/36	393,369	379,244
Galaxy XX CLO Ltd., Series 2015-20A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (a) 1.731% 7/20/27	3,170,000	3,154,613
Global Container Assets Ltd., Series 2013-1A, Class A1 (a) 2.200% 11/05/28	765,275	765,039
Global Container Assets Ltd., Series 2015-1A, Class A2 (a) 3.450% 2/05/30	1,461,495	1,474,219
Global SC Finance II SRL, Series 2014-1A, Class A1 (a) 3.190% 7/17/29	429,167	421,580
Global SC Funding One Ltd., Series 2015-1, Class B1 (a) 2.740% 1/18/30	600,450	494,729
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A, 3 mo. USD LIBOR + 1.150%, FRN (a) 1.470% 4/25/25	4,060,000	3,975,475

	Principal Amount	Value
GoldenTree Loan Opportunities VII Ltd., Series 2014-8A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (a) 1.765% 4/19/26	$2,670,000	$2,648,806
Hercules Capital Funding Trust, Series 2014-1A, Class A (a) 3.524% 4/16/21	1,000,000	997,188
HFG Healthco-4 LLC, Series 2011-1A, Class A, 1 mo. LIBOR + 2.250%, FRN (a) 2.519% 6/02/17	2,125,000	2,132,322
Hilton Grand Vacations Trust, Series 2013-A, Class A (a) 2.280% 1/25/26	668,331	669,540
Icon Brand Holdings LLC, Series 2012-1A, Class A (a) 4.229% 1/25/43	1,875,561	1,880,862
ING Investment Management CLO Ltd., Series 2013-3A, Class A1, 3 mo. USD LIBOR + 1.450%, FRN (a) 1.765% 1/18/26	2,025,000	1,998,179
J.G. Wentworth XXXV LLC, Series 2015-2A, Class A (a) 3.870% 3/15/58	799,200	790,260
LCM Ltd., Series 16A, Class A, 3 mo. USD LIBOR + 1.500%, FRN (a) 1.821% 7/15/26	3,200,000	3,185,728
Long Beach Mortgage Loan Trust, Series 2005-1, Class M2, 1 mo. USD LIBOR + .795%, FRN 1.217% 2/25/35	1,057,956	1,048,021
Madison Park Funding XII Ltd., Series 2014-12A, Class A, 3 mo. USD LIBOR + 1.500%, FRN (a) 1.817% 7/20/26	3,200,000	3,174,675
Madison Park Funding XIV Ltd., Series 2014-14A, Class A2, 3 mo. USD LIBOR + 1.450%, FRN (a) 1.767% 7/20/26	2,585,000	2,558,323
Marriott Vacation Club Owner Trust, Series 2012-1A, Class A (a) 2.510% 5/20/30	861,329	865,289
Miramax LLC, Series 2014-1A, Class A2 (a) 3.340% 7/20/26	1,565,096	1,553,835
MVW Owner Trust, Series 2015-1A, Class A (a) 2.520% 12/20/32	1,836,330	1,831,748
Nations Equipment Finance Funding II LLC, Series 2014-1A, Class A (a) 1.558% 7/20/18	718,703	718,223

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
New Residential Advance Receivables Trust, Series 2015-T3, Class AT3 (a) 2.540% 11/15/46	$2,000,000	$1,996,747
Nomad CLO Ltd., Series 2013-1A, Class A1, 3 mo. USD LIBOR + 1.200%, FRN (a) 1.521% 1/15/25	2,575,000	2,537,081
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class A, 3 mo. USD LIBOR + 1.120%, FRN (a) 1.437% 4/20/25	2,410,000	2,361,829
OHA Loan Funding Ltd., Series 2013-1A, Class A, 3 mo. USD LIBOR + 1.250%, FRN (a) 1.566% 7/23/25	1,930,000	1,906,965
OnDeck Asset Securitization Trust, Series 2014-1A, Class A (a) 3.150% 5/17/18	1,400,000	1,398,659
Orange Lake Timeshare Trust, Series 2014-AA, Class A (a) 2.290% 7/09/29	548,867	544,878
Oxford Finance Funding Trust, Series 2014-1A, Class A (a) 3.475% 12/15/22	800,000	795,952
Park Place Securities, Inc., Series 2005-WHQ4, Class A1A, 1 mo. USD LIBOR + .260%, FRN 0.481% 9/25/35	554,740	554,429
Race Point VIII CLO Ltd., Series 2013-8A, Class A, 3 mo. LIBOR + 1.250%, FRN (a) 1.620% 2/20/25	700,000	695,419
Race Point VIII CLO Ltd., Series 2012-7A, Class A, 3 mo. USD LIBOR + 1.420%, FRN (a) 1.764% 11/08/24	1,300,000	1,291,524
Sierra Receivables Funding Co. LLC, Series 2014-1A, Class A (a) 2.070% 3/20/30	756,841	749,908
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (a) 2.840% 11/20/28	225,623	227,262
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class B (a) 3.080% 9/20/32	780,058	780,054
Sierra Receivables Funding Co. LLC, Series 2011-1A, Class A (a) 3.350% 4/20/26	446,558	446,911
Sonic Capital LLC, Series 2011-1A, Class A2 (a) 5.438% 5/20/41	1,391,958	1,437,057

	Principal Amount	Value
Spirit Master Funding LLC, Series 2014-4A, Class A1 (a) 3.501% 1/20/45	$1,100,000	$1,088,780
SpringCastle America Funding LLC, Series 2014-AA, Class A (a) 2.700% 5/25/23	2,335,554	2,338,473
SPS Servicer Advance Receivables Trust, Series 2015-T3, Class AT3 (a) 2.920% 7/15/47	1,450,000	1,448,502
Store Master Funding I LLC, Series 2015-1A, Class A1 (a) 3.750% 4/20/45	558,133	553,733
Store Master Funding I LLC, Series 2015-1A, Class A2 (a) 4.170% 4/20/45	328,900	327,107
Structured Receivables Finance LLC, Series 2010-B, Class A (a) 3.730% 8/15/36	491,352	510,480
Symphony CLO XV Ltd., Series 2014-15A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (a) 1.765% 10/17/26	3,100,000	3,073,610
Textainer Marine Containers III Ltd., Series 2014-1A, Class A (a) 3.270% 10/20/39	503,500	489,445
Trinity Rail Leasing 2012 LLC, Series 2013-1A, Class A (a) 3.898% 7/15/43	843,151	851,796
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (a) 4.370% 7/15/41	853,170	893,730
Wendy’s Funding LLC, Series 2015-1A, Class A2I (a) 3.371% 6/15/45	3,591,000	3,522,771
Wendys Funding LLC, Series 2015-1A, Class A2II (a) 4.080% 6/15/45	2,329,163	2,336,453
Wendys Funding LLC, Series 2015-1A, Class A23 (a) 4.497% 6/15/45	3,192,000	3,159,090

		158,253,925

Student Loans ABS — 3.6%
Access Group, Inc., Series 2005-2, Class A3, 3 mo. LIBOR + .180%, FRN 0.558% 11/22/24	813,358	806,635
Access Group, Inc., Series 2003-A, Class A3, 3 mo. Treasury + 1.200%, FRN 1.340% 7/01/38	810,944	731,421

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
College Loan Corp. Trust, Series 2007-1, Class B2, 28 day ARS, FRN 1/25/47	$875,000	$659,199
College Loan Corp. Trust I, Series 2002-2, Class A29, 28 day ARS, FRN (a) 1.566% 3/01/42	950,000	879,895
DRB Prime Student Loan Trust, Series 2015-B, Class A1, 1 mo. LIBOR + 1.900%, FRN (a) 2.121% 10/27/31	573,441	573,438
DRB Prime Student Loan Trust, Series 2015-D, Class A2 (a) 3.200% 1/25/40	1,740,000	1,696,857
Education Funding Capital Trust I, Series 2004-1, Class A4, 28 day ARS, FRN 6/15/43	2,600,000	2,470,673
Education Funding Capital Trust I, Series 2004-1, Class A5, 28 day ARS, FRN 1.450% 6/15/43	2,475,000	2,435,145
Education Funding Capital Trust I, Series 2004-1, Class B1, 28 day ARS, FRN 1.846% 6/15/43	700,000	635,606
Education Funding Capital Trust I, Series 2004-1, Class A6, 28 day ARS, FRN 1.908% 6/15/43	1,700,000	1,666,350
Education Loan Asset-Backed Trust I, Series 2003-1, Class A2, 28 day ARS, FRN (a) 2/01/43	1,300,000	1,216,829
Education Loan Asset-Backed Trust I, Series 2003-2, Class 2A1, 28 day ARS, FRN (a) 0.017% 8/01/43	1,950,000	1,827,643
Higher Education Funding I, Series 2004-1, Class B1, 28 day ARS, FRN (a) 1/01/44	600,000	519,380
Higher Education Funding I, Series 2004-1, Class B2, 28 day ARS, FRN (a) 0.008% 1/01/44	600,000	484,436
National Collegiate Student Loan Trust, Series 2006-3, Class A3, 1 mo. LIBOR + .150%, FRN 0.572% 10/25/27	1,792,963	1,780,697

	Principal Amount	Value
National Collegiate Student Loan Trust, Series 2005-1, Class A4, 1 mo. LIBOR + .240%, FRN 0.662% 11/27/28	$1,091,901	$1,076,829
Navient Student Loan Trust, Series 2015-3, Class B, 1 mo. LIBOR + 1.500%, FRN 1.721% 10/25/58	1,200,000	992,561
Nelnet Student Loan Trust, Series 2005-1, Class A5, 3 mo. LIBOR + .110%, FRN 0.430% 10/25/33	1,440,000	1,374,862
Nelnet Student Loan Trust, Series 2015-2A, Class B, 1 mo. LIBOR + 1.500%, FRN (a) 1.721% 5/25/49	1,130,000	929,726
Nelnet Student Loan Trust, Series 2015-3A, Class B, 1 mo. LIBOR + 1.500%, FRN (a) 1.721% 7/27/50	1,100,000	939,739
Nelnet Student Loan Trust, Series 2014-3A, Class B, 1 mo. LIBOR + 1.500%, FRN (a) 1.721% 10/25/50	850,000	740,628
Nelnet Student Loan Trust, Series 2014-5A, Class B, 1 mo. LIBOR + 1.500%, FRN (a) 1.922% 5/25/49	1,200,000	1,039,289
Nelnet Student Loan Trust, Series 2008-3, Class A4, 3 mo. LIBOR + 1.650%, FRN 2.043% 11/25/24	2,220,000	2,232,969
SLC Private Student Loan Trust, Series 2006-A, Class C, 3 mo. LIBOR + .450%, FRN 0.771% 7/15/36	1,700,000	1,505,603
SLC Student Loan Trust, Series 2006-A, Class A5, 3 mo. LIBOR + .170%, FRN 0.491% 7/15/36	818,525	811,185
SLC Student Loan Trust, Series 2006-A, Class B, 3 mo. LIBOR + .300%, FRN 0.621% 7/15/36	697,000	671,454
SLM Student Loan Trust, Series 2003-5, Class A7, 28 day ARS, FRN 6/17/30	450,000	450,000
SLM Student Loan Trust, Series 2006-1, Class A5, 3 mo. LIBOR + .110%, FRN 0.430% 7/26/21	1,800,000	1,760,640

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLM Student Loan Trust, Series 2005-5, Class A4 FRN 0.460% 10/25/28	$2,300,000	$2,164,110
SLM Student Loan Trust, Series 2007-3, Class B, 3 mo. LIBOR + .150%, FRN 0.470% 1/25/28	2,600,000	1,902,217
SLM Student Loan Trust, Series 2005-8, Class B, 3 mo. LIBOR + .310%, FRN 0.630% 1/25/40	2,203,774	1,849,599
SLM Student Loan Trust, Series 2014-1, Class A3, 1 mo. LIBOR + .600%, FRN 0.821% 2/26/29	1,200,000	1,147,600
SLM Student Loan Trust, Series 2008-2, Class A3, 3 mo. LIBOR + .750%, FRN 1.070% 4/25/23	1,054,317	1,015,567
SLM Student Loan Trust, Series 2008-7, Class A4, 3 mo. LIBOR + .900%, FRN 1.220% 7/25/23	1,700,000	1,658,988
SLM Student Loan Trust, Series 2003-2, Class A7, 28 day ARS, FRN 1.660% 9/15/28	600,000	600,000
SLM Student Loan Trust, Series 2013-2, Class B, 1 mo. LIBOR + 1.500%, FRN 1.721% 6/25/43	1,970,000	1,717,113
SLM Student Loan Trust, Series 2008-5, Class A4, 3 mo. LIBOR + 1.700%, FRN 2.020% 7/25/23	1,300,000	1,305,051
SLM Student Loan Trust, Series 2002-7, Class A11, 28 day ARS, FRN 2.780% 3/15/28	1,900,000	1,900,000
South Carolina Student Loan Corp., Series 2014-1, Class A2, 1 mo. LIBOR + 1.000%, FRN 1.243% 1/03/33	2,030,000	1,949,456
South Carolina Student Loan Corp., Series 2014-1, Class B, 1 mo. LIBOR + 1.500%, FRN 1.743% 8/01/35	1,300,000	1,149,257

		51,268,647

WL Collateral CMO — 0.7%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7, FRN 2.807% 8/25/34	370,539	354,478

	Principal Amount	Value
Connecticut Avenue Securities, Series 2015-C03, Class 1M1, 1 mo. USD LIBOR + 1.500%, FRN 1.721% 7/25/25	$3,691,418	$3,685,231
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1, FRN 2.616% 2/25/34	91,634	85,794
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1, FRN 3.028% 9/25/33	34,172	31,189
GS Mortgage Securities Corp., Series 2014-4R, Class AS, 1 mo. USD LIBOR + .180%, FRN (a) 0.376% 1/26/34	1,678,919	1,619,025
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, FRN 2.764% 8/25/34	71,864	67,137
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, FRN 2.496% 8/25/34	274,497	225,891
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2, 1 mo. USD LIBOR + .250%, FRN 0.471% 8/25/36	206,846	202,681
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA, FRN 2.905% 7/25/33	13,048	12,642
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA, FRN 3.011% 2/25/34	43,750	41,846
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A, FRN 2.499% 2/25/34	1,046	1,062
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, FRN 2.556% 3/25/34	196,334	195,599
Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M1, 1 mo. USD LIBOR + .900%, FRN 1.121% 10/25/27	1,597,410	1,592,971
Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M1, 1 mo. USD LIBOR + 1.350%, FRN 1.772% 4/25/28	1,475,138	1,475,979
WaMu Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400%, FRN 1.643% 4/25/44	427,612	413,694

		10,005,219

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2007-BC4, Class A3, 1 mo. USD LIBOR + .250%, FRN 0.672% 11/25/37	$332,634	$332,239
Structured Asset Securities Corp., Series 2002-11A, Class 2A1, FRN 2.885% 6/25/32	119,339	112,767

		445,006

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $325,309,118)		321,750,301

SOVEREIGN DEBT OBLIGATIONS — 0.9%
Colombia Government International Bond 6.125% 1/18/41	2,980,000	2,875,700
Export-Import Bank of Korea 1.750% 2/27/18	705,000	697,965
Peruvian Government International Bond 6.550% 3/14/37	560,000	646,800
Poland Government International Bond 6.375% 7/15/19	1,260,000	1,439,550
Province of Quebec Canada 7.500% 9/15/29	540,000	776,653
Republic of Turkey International Bond 4.875% 4/16/43	534,000	469,920
Republic of Turkey International Bond 6.750% 4/03/18	935,000	1,006,060
United Mexican States 4.750% 3/08/44	3,050,000	2,778,550
United Mexican States 5.125% 1/15/20	1,110,000	1,209,900
United Mexican States 6.750% 9/27/34	950,000	1,140,000

		13,041,098

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $13,250,076)		13,041,098

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 26.2%
Collateralized Mortgage Obligations — 2.0%
Federal Home Loan Mortgage Corp. Series 4303, Class AP 3.000% 8/15/43	5,481,801	5,680,359
Series 4290, Class CA 3.500% 12/15/38	3,030,408	3,145,821
Series 2617, Class Z 5.500% 5/15/33	2,591,844	2,902,964
Series 2693, Class Z 5.500% 10/15/33	4,415,719	4,877,004

	Principal Amount	Value
Series 3423, Class PB 5.500% 3/15/38	$825,000	$923,338
Series 2178, Class PB 7.000% 8/15/29	353,499	399,983
Federal National Mortgage Association Series 2014-7, Class VA 3.500% 5/25/25	1,845,097	1,937,235
Series 2014-48, Class AB 4.000% 10/25/40	4,323,097	4,545,712
Series 2007-32, Class Z 5.500% 4/25/37	1,394,839	1,543,126
Series 2010-60, Class HJ 5.500% 5/25/40	1,013,862	1,109,185
Series 1989-20, Class A 6.750% 4/25/18	5,892	5,885
Federal National Mortgage Association REMIC, Series 2007-B2, Class ZA 5.500% 6/25/37	1,319,137	1,449,504
U.S. Department of Veteran Affairs, Series 1992-1, Class 2Z 7.750% 5/15/22	313,363	349,295

		28,869,411

Pass-Through Securities — 24.2%
Federal Home Loan Mortgage Corp. Pool #Q37467 3.500% 11/01/45	8,362,296	8,623,291
Pool #Q37468 3.500% 11/01/45	6,240,573	6,443,148
Pool #Z40047 4.000% 10/01/41	485,788	514,765
Pool #E84025 6.000% 6/01/16	2,320	2,340
Pool #G11431 6.000% 2/01/18	2,255	2,316
Pool #G11122 6.500% 5/01/16	1,246	1,251
Pool #E84450 6.500% 7/01/16	1,253	1,267
Pool #E84660 6.500% 7/01/16	435	441
Pool #C00836 7.000% 7/01/29	14,677	17,069
Pool #C49314 7.000% 4/01/31	7,391	8,613
Pool #C51422 7.000% 5/01/31	1,972	2,302
Pool #C53034 7.000% 6/01/31	13,951	16,227
Pool #G01311 7.000% 9/01/31	79,928	92,884
Pool #G01317 7.000% 10/01/31	54,854	63,749

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #G00143 7.500% 6/01/23	$824	$931
Pool #C55867 7.500% 2/01/30	36,366	42,376
Pool #C41497 7.500% 9/01/30	128	152
Pool #C44509 7.500% 11/01/30	14,777	17,646
Pool #C44830 7.500% 11/01/30	26	31
Pool #C45235 7.500% 12/01/30	17,567	20,790
Pool #C46038 7.500% 12/01/30	1,072	1,270
Pool #C01116 7.500% 1/01/31	1,904	2,255
Pool #C46309 7.500% 1/01/31	562	668
Pool #C46560 7.500% 1/01/31	613	712
Pool #C46810 7.500% 1/01/31	670	795
Pool #C47060 7.500% 1/01/31	1,652	1,957
Pool #C47063 7.500% 1/01/31	3,208	3,791
Pool #555481 8.250% 5/01/17	3,679	3,819
Pool #G00653 8.500% 11/01/25	23,742	27,806
Pool #554904 9.000% 3/01/17	48	49
Federal Home Loan Mortgage Corp. TBA Pool #648 3.500% 6/01/43 (d)	9,900,000	10,190,039
Pool #4200 4.000% 4/01/42 (d)	22,900,000	24,188,125
Federal National Mortgage Association Pool #775539, 12 mo. USD LIBOR + 1.623%, FRN 2.332% 5/01/34	371,110	390,100
Pool #725692, 1 year CMT + 2.146%, FRN 2.398% 10/01/33	495,785	523,262
Pool #888586, 1 year CMT + 2.213%, FRN 2.481% 10/01/34	875,189	925,984
Pool #890564 3.000% 6/01/43	4,390,041	4,404,960
Pool #AR8708 3.500% 4/01/43	1,683,379	1,738,023

	Principal Amount	Value
Pool #AT4050 3.500% 5/01/43	$2,154,757	$2,224,702
Pool #MA1463 3.500% 6/01/43	5,482,465	5,660,430
Pool #AS6187 3.500% 11/01/45	19,169,291	19,803,525
Pool #AS6293 3.500% 12/01/45	10,461,625	10,807,757
Pool #AS6306 3.500% 12/01/45	6,388,852	6,608,219
Pool #AB6261 4.000% 9/01/42	10,807,640	11,470,875
Pool #675713 5.000% 3/01/18	4,538	4,692
Pool #545636 6.500% 5/01/17	14,832	15,175
Pool #254379 7.000% 7/01/32	51,023	59,506
Pool #252717 7.500% 9/01/29	3,007	3,534
Pool #535996 7.500% 6/01/31	12,353	14,594
Pool #254009 7.500% 10/01/31	27,991	33,088
Pool #253394 8.000% 7/01/20	14,320	15,656
Pool #323992 8.000% 11/01/29	2,469	2,945
Pool #525725 8.000% 2/01/30	4,969	5,866
Pool #253266 8.000% 5/01/30	5,133	6,142
Pool #537433 8.000% 5/01/30	2,599	3,129
Pool #253347 8.000% 6/01/30	8,124	9,742
Pool #544976 8.000% 7/01/30	468	559
Pool #535428 8.000% 8/01/30	7,951	9,521
Pool #543290 8.000% 9/01/30	60	73
Pool #547786 8.000% 9/01/30	2,381	2,810
Pool #550767 8.000% 9/01/30	4,092	4,882
Pool #553061 8.000% 9/01/30	13,020	15,477
Pool #253481 8.000% 10/01/30	6,966	8,359
Pool #535533 8.000% 10/01/30	6,970	8,352

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #560741 8.000% 11/01/30	$2,906	$3,499
Pool #253644 8.000% 2/01/31	3,363	4,036
Pool #581170 8.000% 5/01/31	1,538	1,828
Pool #583916 8.000% 5/01/31	2,046	2,472
Pool #593848 8.000% 7/01/31	989	1,192
Pool #190317 8.000% 8/01/31	40,847	48,887
Pool #545240 8.000% 9/01/31	4,367	5,236
Pool #541202 8.500% 8/01/26	61,164	69,972
Federal National Mortgage Association TBA Pool #3348 2.500% 3/01/28 (d)	21,650,000	21,822,525
Pool #1048 2.500% 7/01/42 (d)	29,850,000	28,829,736
Pool #4241 3.000% 12/01/42 (d)	46,756,000	46,745,040
Pool #9174 4.000% 9/01/42 (d)	3,675,000	3,888,035
Government National Mortgage Association Pool #783896 3.500% 5/15/44	6,477,084	6,775,384
Pool #784026 3.500% 12/20/44	3,678,055	3,849,602
Pool #404246 6.500% 8/15/28	430	493
Pool #781038 6.500% 5/15/29	85,664	98,473
Pool #781468 6.500% 7/15/32	5,489	6,363
Pool #781496 6.500% 9/15/32	28,528	32,956
Pool #363066 7.000% 8/15/23	6,522	7,375
Pool #352049 7.000% 10/15/23	2,951	3,337
Pool #354674 7.000% 10/15/23	5,230	5,860
Pool #358555 7.000% 10/15/23	2,698	3,039
Pool #345964 7.000% 11/15/23	1,681	1,879
Pool #380866 7.000% 3/15/24	1,122	1,262

	Principal Amount	Value
Pool #781124 7.000% 12/15/29	$9,909	$11,597
Pool #781319 7.000% 7/15/31	198,960	233,832
Pool #565982 7.000% 7/15/32	15,461	18,228
Pool #581417 7.000% 7/15/32	73,967	86,912
Pool #588012 7.000% 7/15/32	19,780	23,293
Pool #591581 7.000% 8/15/32	7,661	9,033
Pool #190766 7.500% 1/15/17	4,048	4,147
Pool #187548 7.500% 4/15/17	1,940	2,009
Pool #203940 7.500% 4/15/17	6,280	6,461
Pool #201622 7.500% 5/15/17	6,328	6,554
Pool #192796 7.500% 6/15/17	1,468	1,524
Pool #357262 7.500% 9/15/23	2,635	2,994
Pool #441009 8.000% 11/15/26	1,072	1,257
Pool #522777 8.000% 12/15/29	6,174	7,412
Pool #434719 8.000% 2/15/30	98	119
Pool #523043 8.000% 3/15/30	320	383
Pool #529134 8.000% 3/15/30	1,835	2,208
Pool #477036 8.000% 4/15/30	737	887
Pool #503157 8.000% 4/15/30	25,452	30,200
Pool #528714 8.000% 4/15/30	1,934	2,330
Pool #544640 8.000% 11/15/30	23,117	27,912
Pool #531298 8.500% 8/15/30	1,952	2,376
Government National Mortgage Association II Pool #82488, 1 year CMT + 1.500%, FRN 1.750% 3/20/40	1,561,002	1,616,754
Pool #82462, 1 year CMT + 1.500%, FRN 2.500% 1/20/40	1,201,421	1,243,121

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Government National Mortgage Association II TBA
Pool #188 3.000% 8/01/43 (d)	$20,425,000	$20,691,483
Pool #207 3.500% 12/01/43 (d)	19,300,000	20,120,250
Pool #872 4.500% 3/01/41 (d)	67,400,000	72,412,875

		343,849,446

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $373,434,057)		372,718,857

U.S. TREASURY OBLIGATIONS — 0.6%
U.S. Treasury Bonds & Notes — 0.6%
U.S. Treasury Bond (e) (f) 2.750% 8/15/42	679,000	649,533
U.S. Treasury Bond 3.000% 11/15/44	3,100,000	3,091,160
U.S. Treasury Note (e) 1.375% 4/30/20	3,250,000	3,208,010
U.S. Treasury Note 2.125% 5/15/25	1,400,000	1,381,652

		8,330,355

TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,245,257)		8,330,355

TOTAL BONDS & NOTES (Cost $1,440,125,133)		1,415,309,010

	Notional Amount

PURCHASED OPTIONS — 0.0%
Financial — 0.0%
Diversified Financial — 0.0%
5 year CDX.NA. IG 25 Swaption, Put, Expires 3/16/16, Strike 120.00 (OTC — JP Morgan Chase Bank); Underlying swap terminates 1/14/16	$44,350,000	51,978
5 year CDX.NA. IG 25 Swaption, Put, Expires 3/16/16, Strike 120.00 (OTC — JP Morgan Chase Bank); Underlying swap terminates 1/15/16	245,050,000	287,199

	Notional Amount	Value
5 year CDX.NA. IG 25 Swaption, Put, Expires 3/16/16, Strike 120.00 (OTC — JP Morgan Chase Bank); Underlying swap terminates 1/14/16	$122,500,000	$143,570

		482,747

TOTAL PURCHASED OPTIONS (Cost $851,685)		482,747

TOTAL LONG-TERM INVESTMENTS (Cost $1,446,154,318)		1,419,716,560

	Principal Amount

SHORT-TERM INVESTMENTS — 17.9%
Commercial Paper — 17.4%
Agrium, Inc. 0.850% 1/19/16	$15,000,000	14,996,335
Airgas, Inc. (a) 0.580% 1/20/16	5,000,000	4,998,703
Amphenol Corp. (a) 0.570% 1/04/16	7,500,000	7,499,682
AutoZone, Inc. (a) 0.820% 1/25/16	8,000,000	7,997,367
Bacardi Ltd. (a) 0.700% 1/20/16	7,150,000	7,148,145
BAT International Finance (a) 0.580% 1/27/16	7,500,000	7,497,317
COX Enterprises, Inc. (a) 0.880% 1/04/16	2,000,000	1,999,915
COX Enterprises, Inc. (a) 0.900% 2/01/16	25,000,000	24,989,311
Daimler Finance North America LLC (a) 0.579% 1/27/16	10,000,000	9,996,422
Deutsche Telekom AG (a) 0.870% 1/08/16	25,750,000	25,747,219
Dominion Resources, Inc. (a) 0.833% 3/07/16	4,000,000	3,996,077
Enterprise Products Operating LLC (a) 0.548% 1/26/16	10,000,000	9,996,562
Enterprise Products Operating LLC (a) 0.670% 1/11/16	5,000,000	4,999,351
ERAC USA Finance LLC (a) 0.650% 2/18/16	10,000,000	9,993,222
FMC Technologies, Inc. (a) 0.900% 1/19/16	15,000,000	14,996,335

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Harley-Davidson Funding Corp. (a) 0.860% 2/17/16	$4,000,000	$3,997,355
Holcim US Finance SARL & Cie (a) 0.850% 3/22/16	5,000,000	4,993,827
Hyundai Capital America (a) 0.550% 1/12/16	12,500,000	12,498,204
Hyundai Capital America (a) 1.030% 3/21/16	7,500,000	7,490,871
IntercontinentalExchange, Inc. (a) 0.850% 3/14/16	10,000,000	9,991,079
Leggett & Platt, Inc. (a) 0.800% 1/11/16	5,622,000	5,621,270
National Grid USA (a) 0.620% 1/11/16	3,500,000	3,499,545
TELUS Corp. (a) 0.610% 2/18/16	15,000,000	14,989,832
United Technologies Corp. (a) 0.750% 1/28/16	15,000,000	14,994,423
Virginia Electric and Power Co. 0.660% 2/16/16	5,000,000	4,996,971
Volvo Group Treasury National (a) 0.750% 1/25/16	8,500,000	8,497,202

		248,422,542

Time Deposit — 0.4%
Euro Time Deposit 0.010% 1/04/16	5,430,324	5,430,324

U.S. Treasury Bill — 0.1%
U.S. Treasury Bill 0.000% 3/17/16	1,000,000	999,797

TOTAL SHORT-TERM INVESTMENTS (Cost $254,797,769)		254,852,663

TOTAL INVESTMENTS — 117.6% (Cost $1,700,952,087) (g)		1,674,569,223

Other Assets/ (Liabilities) — (17.6)%		(250,111,857)

NET ASSETS — 100.0%		$1,424,457,366

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
ABS	Asset-Backed Security
ARS	Auction Rate Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015, these securities amounted to a value of $559,771,833 or 39.30% of net assets.
(b)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At December 31, 2015, these securities amounted to a value of $35,409 or 0.00% of net assets.
(c)	Restricted security. Certain securities are restricted as to resale. At December 31, 2015, these securities amounted to a value of $547,201 or 0.04% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(d)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(e)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(f)	All or a portion of this security is held as collateral for open swap agreements. (Note 2).
(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments

December 31, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.2%

COMMON STOCK — 0.0%
Basic Materials — 0.0%
Forest Products & Paper — 0.0%
The Newark Group, Inc. (a) (b)	26,904	$24,752

TOTAL COMMON STOCK (Cost $22,684)		24,752

PREFERRED STOCK — 0.2%
Energy — 0.1%
Oil & Gas — 0.1%
Southwestern Energy Co. 6.250%	5,000	92,750

Financial — 0.1%
Insurance — 0.1%
The Allstate Corp. 5.100%, 3 mo. USD LIBOR + 3.165%, VRN	10,000	246,900

TOTAL PREFERRED STOCK (Cost $500,000)		339,650

TOTAL EQUITIES (Cost $522,684)		364,402

	Principal Amount

BONDS & NOTES — 94.9%

CORPORATE DEBT — 39.1%
Advertising — 0.2%
Omnicom Group, Inc. 3.625% 5/01/22	$150,000	151,416
WPP Finance 2010 5.625% 11/15/43	225,000	228,268

		379,684

Aerospace & Defense — 0.7%
Harris Corp. 2.700% 4/27/20	90,000	88,296
Harris Corp. 3.832% 4/27/25	50,000	49,247
Moog, Inc. (c) 5.250% 12/01/22	600,000	606,000
Orbital ATK, Inc. 5.250% 10/01/21	435,000	437,175
United Technologies Corp. 6.125% 7/15/38	105,000	127,934

		1,308,652

Agriculture — 0.7%
Altria Group, Inc. 2.850% 8/09/22	110,000	107,237
Altria Group, Inc. 4.250% 8/09/42	50,000	45,877

	Principal Amount	Value
Bunge Ltd. Finance Corp. 3.200% 6/15/17	$65,000	$65,637
Bunge Ltd. Finance Corp. 3.500% 11/24/20	50,000	49,722
Imperial Tobacco Finance PLC (c) 3.750% 7/21/22	510,000	512,041
Reynolds American, Inc. 4.450% 6/12/25	200,000	209,166
Reynolds American, Inc. 5.850% 8/15/45	150,000	166,761

		1,156,441

Airlines — 0.1%
American Airlines Pass Through Trust, Series 2014-1, Class A 3.700% 4/01/28	61,219	61,255
American Airlines Pass-Through Trust, Series 2014-1, Class B 4.375% 4/01/24	22,719	22,605
United Airlines Pass-Through Trust, Series 2014-1, Class A 4.000% 10/11/27	58,217	59,527

		143,387

Auto Manufacturers — 0.7%
Ford Motor Co. 6.500% 8/01/18	100,000	110,696
Ford Motor Co. 7.450% 7/16/31	200,000	246,803
Ford Motor Credit Co. LLC 2.551% 10/05/18	200,000	198,580
General Motors Co. 5.200% 4/01/45	225,000	210,989
General Motors Financial Co., Inc. 4.300% 7/13/25	200,000	193,938
Hyundai Capital America (c) 1.450% 2/06/17	145,000	144,323
Hyundai Capital America (c) 2.550% 2/06/19	80,000	79,379

		1,184,708

Automotive & Parts — 0.3%
Cooper Tire & Rubber Co. 8.000% 12/15/19	255,000	285,600
International Automotive Components Group SA (c) 9.125% 6/01/18	9,000	7,695
Meritor, Inc. 6.750% 6/15/21	185,000	170,200
Meritor, Inc., Convertible STEP 7.875% 3/01/26	22,000	26,235

		489,730

Banks — 3.9%
Associated Banc-Corp. 2.750% 11/15/19	310,000	307,702

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Associated Banc-Corp. 4.250% 1/15/25	$495,000	$495,303
Bank of America Corp. 3.625% 3/17/16	165,000	165,849
Bank of America Corp. 3.950% 4/21/25	315,000	306,737
Bank of America Corp. 4.000% 4/01/24	165,000	168,748
Bank of America Corp. 5.650% 5/01/18	30,000	32,259
Bank of America Corp. 5.875% 2/07/42	55,000	64,189
Bank of America Corp. 7.625% 6/01/19	850,000	984,570
The Bank of Nova Scotia 4.500% 12/16/25	155,000	154,283
Barclays PLC 4.375% 9/11/24	200,000	195,564
Commonwealth Bank of Australia (c) 4.500% 12/09/25	200,000	198,323
Compass Bank 3.875% 4/10/25	250,000	229,142
Credit Suisse AG 5.400% 1/14/20	130,000	142,339
Discover Bank 7.000% 4/15/20	600,000	683,150
FirstMerit Corp. 4.350% 2/04/23	35,000	35,449
The Goldman Sachs Group, Inc. 5.150% 5/22/45	290,000	281,702
The Goldman Sachs Group, Inc. 3 mo. USD LIBOR + 3.922%, VRN 5.375% 12/29/49	240,000	238,500
HSBC Holdings PLC 6.500% 9/15/37	125,000	149,965
ICICI Bank Ltd. (c) 4.750% 11/25/16	275,000	281,500
Itau Unibanco Holding SA (c) 2.850% 5/26/18	200,000	190,200
JP Morgan Chase & Co. 3.875% 9/10/24	140,000	139,264
JP Morgan Chase & Co. 4.950% 6/01/45	270,000	269,948
Morgan Stanley 3.950% 4/23/27	200,000	194,116
Santander Holdings USA, Inc. 2.650% 4/17/20	250,000	245,267
SVB Financial Group 3.500% 1/29/25	295,000	282,633
SVB Financial Group 5.375% 9/15/20	35,000	38,292
Valley National Bancorp 5.125% 9/27/23	110,000	114,895

	Principal Amount	Value
Wells Fargo & Co. 4.300% 7/22/27	$280,000	$286,030
Wells Fargo & Co. 4.600% 4/01/21	25,000	27,253

		6,903,172

Beverages — 0.5%
Anheuser-Busch InBev Worldwide, Inc. 8.200% 1/15/39	250,000	360,363
Constellation Brands, Inc. 4.250% 5/01/23	97,000	97,000
Fomento Economico Mexicano SAB de CV 2.875% 5/10/23	35,000	32,674
JB y Cia SA de CV (c) 3.750% 5/13/25	350,000	333,843

		823,880

Biotechnology — 0.4%
Amgen, Inc. 5.150% 11/15/41	175,000	177,666
Celgene Corp. 3.550% 8/15/22	420,000	424,083
Gilead Sciences, Inc. 4.750% 3/01/46	95,000	96,142

		697,891

Building Materials — 0.3%
CRH America, Inc. (c) 3.875% 5/18/25	200,000	198,605
CRH America, Inc. 8.125% 7/15/18	95,000	108,073
Owens Corning, Inc. 4.200% 12/01/24	140,000	136,255

		442,933

Chemicals — 1.3%
Ashland, Inc. 3.875% 4/15/18	210,000	214,200
The Chemours Co. (c) 7.000% 5/15/25	578,000	394,485
Cytec Industries, Inc. 3.500% 4/01/23	30,000	28,282
Cytec Industries, Inc. 8.950% 7/01/17	88,000	95,773
The Dow Chemical Co. 8.550% 5/15/19	100,000	117,865
Hercules, Inc., Convertible 6.500% 6/30/29	150,000	132,000
Incitec Pivot Finance LLC (c) 6.000% 12/10/19	50,000	54,215
LYB International Finance BV 5.250% 7/15/43	250,000	240,022
Methanex Corp. 5.250% 3/01/22	40,000	39,385

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
RPM International, Inc. 6.125% 10/15/19	$650,000	$710,994
RPM International, Inc. 6.500% 2/15/18	75,000	80,894
Tronox Finance LLC 6.375% 8/15/20	122,000	73,419
Valspar Corp. 7.250% 6/15/19	150,000	170,185

		2,351,719

Commercial Services — 1.1%
The ADT Corp. 6.250% 10/15/21	750,000	783,412
Cardtronics, Inc., Convertible 1.000% 12/01/20	100,000	92,813
ERAC USA Finance LLC (c) 2.800% 11/01/18	25,000	25,162
ERAC USA Finance LLC (c) 3.300% 10/15/22	75,000	73,784
ERAC USA Finance LLC (c) 7.000% 10/15/37	50,000	60,935
Leidos Holdings, Inc. 4.450% 12/01/20	350,000	348,386
McGraw Hill Financial, Inc. 3.300% 8/14/20	240,000	242,051
McGraw Hill Financial, Inc. 4.000% 6/15/25	160,000	160,389
The Western Union Co. 5.930% 10/01/16	80,000	82,540

		1,869,472

Computers — 0.2%
Hewlett Packard Enterprise Co. (c) 3.600% 10/15/20	170,000	170,390
SanDisk Corp., Convertible 0.500% 10/15/20	89,000	92,115

		262,505

Distribution & Wholesale — 0.2%
Arrow Electronics, Inc. 3.000% 3/01/18	45,000	44,964
Arrow Electronics, Inc. 4.500% 3/01/23	45,000	45,463
Ingram Micro, Inc. 4.950% 12/15/24	335,000	333,765

		424,192

Diversified Financial — 3.8%
Affiliated Managers Group, Inc. 4.250% 2/15/24	245,000	247,482
Air Lease Corp. 2.625% 9/04/18	450,000	444,808
Air Lease Corp. 3.375% 1/15/19	175,000	175,875

	Principal Amount	Value
Air Lease Corp. 3.875% 4/01/21	$125,000	$125,625
Air Lease Corp. STEP 5.625% 4/01/17	40,000	41,500
Ally Financial, Inc. 5.125% 9/30/24	495,000	506,756
American Express Co. 3 mo. USD LIBOR + 2.228%, VRN 6.800% 9/01/66	5,000	5,038
Ares Finance Co. LLC (c) 4.000% 10/08/24	225,000	208,702
Citigroup, Inc. 3.875% 3/26/25	440,000	428,247
Citigroup, Inc. 5.875% 1/30/42	75,000	86,056
Eaton Vance Corp. 3.625% 6/15/23	43,000	43,404
Eaton Vance Corp. 6.500% 10/02/17	25,000	26,695
Ford Motor Credit Co. LLC 3.000% 6/12/17	200,000	201,944
GE Capital International Funding Co. (c) 4.418% 11/15/35	254,000	259,202
General Electric Capital Corp. 6.875% 1/10/39	72,000	98,141
The Goldman Sachs Group, Inc. 5.950% 1/15/27	375,000	417,131
The Goldman Sachs Group, Inc. 6.250% 2/01/41	35,000	41,748
The Goldman Sachs Group, Inc. 6.345% 2/15/34	40,000	46,796
The Goldman Sachs Group, Inc. 6.750% 10/01/37	40,000	46,757
Guanay Finance Ltd. (c) 6.000% 12/15/20	250,000	246,875
Hyundai Capital America (c) 2.875% 8/09/18	60,000	60,631
IntercontinentalExchange Group, Inc. 4.000% 10/15/23	125,000	128,741
International Lease Finance Corp. 5.875% 4/01/19	341,000	361,460
JP Morgan Chase & Co. 4.500% 1/24/22	175,000	188,756
Lazard Group LLC 4.250% 11/14/20	915,000	947,735
Lazard Group LLC 6.850% 6/15/17	24,000	25,553
Legg Mason, Inc. 5.625% 1/15/44	125,000	124,163
Merrill Lynch & Co., Inc. 7.750% 5/14/38	125,000	169,598
Morgan Stanley 3.800% 4/29/16	200,000	201,693

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Morgan Stanley 4.350% 9/08/26	$80,000	$80,262
Morgan Stanley 5.750% 1/25/21	60,000	67,365
Morgan Stanley 6.625% 4/01/18	600,000	657,918
Stifel Financial Corp. 4.250% 7/18/24	70,000	69,548

		6,782,205

Electric — 1.3%
Appalachian Power Co. 3.400% 6/01/25	120,000	117,101
Berkshire Hathaway Energy 5.950% 5/15/37	120,000	137,089
Elwood Energy LLC 8.159% 7/05/26	270,484	294,827
Entergy Louisiana LLC 4.950% 1/15/45	110,000	109,817
IPALCO Enterprises, Inc. 3.450% 7/15/20	290,000	284,200
LG&E and KU Energy LLC 4.375% 10/01/21	250,000	264,158
Metropolitan Edison Co. (c) 4.000% 4/15/25	105,000	103,951
National Fuel Gas Co. 3.750% 3/01/23	55,000	50,939
NiSource Finance Corp. 4.800% 2/15/44	90,000	91,475
Pennsylvania Electric Co. (c) 4.150% 4/15/25	150,000	150,863
PPL Capital Funding, Inc. 5.000% 3/15/44	90,000	92,793
Puget Energy, Inc. 3.650% 5/15/25	100,000	96,889
Puget Sound Energy, Inc. 4.300% 5/20/45	210,000	212,702
Southern California Edison Co. 5.950% 2/01/38	60,000	73,446
Tri-State Generation & Transmission Association, Series 2003, Class A (c) 6.040% 1/31/18	38,015	39,976
Tri-State Generation & Transmission Association, Series 2003, Class B (c) 7.144% 7/31/33	185,000	234,506

		2,354,732

Electrical Components & Equipment — 0.2%
Legrand France SA 8.500% 2/15/25	250,000	332,107

Electronics — 0.2%
Agilent Technologies, Inc. 3.875% 7/15/23	73,000	73,052

	Principal Amount	Value
Amphenol Corp. 2.550% 1/30/19	$100,000	$100,017
Avnet, Inc. 4.875% 12/01/22	67,000	68,599
Jabil Circuit, Inc. 8.250% 3/15/18	45,000	49,556
PerkinElmer, Inc. 5.000% 11/15/21	125,000	131,996

		423,220

Engineering & Construction — 0.1%
SBA Tower Trust (c) 3.156% 10/15/20	180,000	177,079
Zachry Holdings, Inc. (c) 7.500% 2/01/20	56,000	54,880

		231,959

Foods — 0.7%
ConAgra Foods, Inc. 4.950% 8/15/20	275,000	294,040
ConAgra Foods, Inc. 6.625% 8/15/39	30,000	32,325
Kraft Heinz Foods, Co. (c) 2.800% 7/02/20	280,000	279,276
Tyson Foods, Inc. 2.650% 8/15/19	45,000	45,025
Tyson Foods, Inc. 3.950% 8/15/24	90,000	92,404
Tyson Foods, Inc. 4.500% 6/15/22	150,000	159,655
Tyson Foods, Inc. 4.875% 8/15/34	65,000	66,340
Tyson Foods, Inc. STEP 6.600% 4/01/16	95,000	96,257
Whole Foods Market, Inc. (c) 5.200% 12/03/25	155,000	154,771
WM Wrigley Jr. Co. (c) 2.400% 10/21/18	35,000	35,093

		1,255,186

Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA 4.750% 1/11/22	200,000	203,556
International Paper Co. 4.750% 2/15/22	75,000	80,101
International Paper Co. 9.375% 5/15/19	110,000	132,012

		415,669

Health Care – Products — 0.5%
St. Jude Medical, Inc. 2.800% 9/15/20	280,000	280,106
Wright Medical Group, Inc., Convertible (c) 2.000% 2/15/20	400,000	413,750

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Zimmer Biomet Holdings, Inc. 3.550% 4/01/25	$260,000	$252,648

		946,504

Health Care – Services — 0.1%
Kaiser Foundation Hospitals 3.500% 4/01/22	65,000	66,044
UnitedHealth Group, Inc. 3.950% 10/15/42	85,000	79,115
UnitedHealth Group, Inc. 6.875% 2/15/38	75,000	98,091

		243,250

Home Furnishing — 0.0%
Whirlpool Corp. 3.700% 3/01/23	50,000	50,315
Whirlpool Corp. 5.150% 3/01/43	20,000	19,665

		69,980

Household Products — 0.0%
Avery Dennison Corp. 3.350% 4/15/23	30,000	29,234

Housewares — 0.2%
Newell Rubbermaid, Inc. 3.900% 11/01/25	115,000	103,764
Toro Co. 7.800% 6/15/27	170,000	214,688

		318,452

Insurance — 2.5%
The Allstate Corp. 5.550% 5/09/35	50,000	57,837
The Allstate Corp. 3 mo. USD LIBOR + 2.938%, VRN 5.750% 8/15/53	790,000	812,120
Arch Capital Group US, Inc. 5.144% 11/01/43	80,000	80,944
AXIS Specialty Finance PLC 2.650% 4/01/19	45,000	44,809
Brown & Brown, Inc. 4.200% 9/15/24	190,000	187,616
CNA Financial Corp. 3.950% 5/15/24	85,000	84,617
Five Corners Funding Trust (c) 4.419% 11/15/23	100,000	104,398
Liberty Mutual Group, Inc. (c) 4.250% 6/15/23	43,000	43,691
Marsh & McLennan Cos., Inc. 3.750% 3/14/26	80,000	80,106
Marsh & McLennan Cos., Inc. 5.875% 8/01/33	150,000	172,190
MetLife Capital Trust IV (c) 7.875% 12/15/37	150,000	183,000

	Principal Amount	Value
Prudential Financial, Inc. 3 mo. USD LIBOR + 3.040%, VRN 5.200% 3/15/44	$135,000	$130,343
Prudential Financial, Inc. 3 mo. USD LIBOR + 3.920%, VRN 5.625% 6/15/43	110,000	112,475
Prudential Financial, Inc. 6.200% 11/15/40	125,000	147,581
Prudential Financial, Inc. 3 mo. USD LIBOR + 5.000%, VRN 8.875% 6/15/38	715,000	804,375
QBE Capital Funding III Ltd. USD 10 year swap rate + 4.050%, VRN (c) 7.250% 5/24/41	313,000	344,704
Reinsurance Group of America, Inc. 4.700% 9/15/23	95,000	100,171
Reinsurance Group of America, Inc. 5.000% 6/01/21	95,000	102,423
USF&G Capital I (c) 8.500% 12/15/45	95,000	135,196
Voya Financial, Inc. 5.500% 7/15/22	100,000	111,899
Voya Financial, Inc. 3 mo. USD LIBOR + 3.580%, VRN 5.650% 5/15/53	255,000	251,175
Willis Group Holdings PLC 4.125% 3/15/16	20,000	20,108
Willis North America, Inc. 7.000% 9/29/19	43,000	48,192
XLIT Ltd. 4.450% 3/31/25	75,000	73,444
XLIT Ltd. 5.500% 3/31/45	200,000	186,854

		4,420,268

Internet — 0.6%
Baidu, Inc. 2.250% 11/28/17	200,000	200,022
Expedia, Inc. (c) 5.000% 2/15/26	280,000	273,262
Expedia, Inc. 7.456% 8/15/18	320,000	356,601
Tencent Holdings Ltd. (c) 3.800% 2/11/25	200,000	195,655

		1,025,540

Investment Companies — 0.2%
Ares Capital Corp. 3.875% 1/15/20	205,000	208,113
FS Investment Corp. 4.000% 7/15/19	200,000	198,163

		406,276

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Iron & Steel — 0.4%
AK Steel Corp., Convertible 5.000% 11/15/19	$62,000	$31,697
Gerdau Trade, Inc. (c) 4.750% 4/15/23	90,000	63,000
Glencore Funding LLC (c) 4.000% 4/16/25	155,000	107,725
Reliance Steel & Aluminum Co. 4.500% 4/15/23	65,000	60,506
Reliance Steel & Aluminum Co. 6.200% 11/15/16	395,000	408,242

		671,170

Leisure Time — 0.0%
Carnival Corp. 1.875% 12/15/17	50,000	49,929

Lodging — 0.5%
Hyatt Hotels Corp. 3.375% 7/15/23	40,000	37,981
Marriott International, Inc. 3.375% 10/15/20	95,000	96,701
Wyndham Worldwide Corp. 2.950% 3/01/17	60,000	60,365
Wyndham Worldwide Corp. 5.625% 3/01/21	650,000	698,938
Wyndham Worldwide Corp. 6.000% 12/01/16	2,000	2,077

		896,062

Machinery – Diversified — 0.1%
Roper Technologies, Inc. 3.125% 11/15/22	100,000	97,207
Xylem, Inc. 4.875% 10/01/21	100,000	106,294

		203,501

Manufacturing — 0.2%
Carlisle Cos., Inc. 3.750% 11/15/22	85,000	84,173
JB Poindexter & Co., Inc. (c) 9.000% 4/01/22	200,000	209,000
Textron, Inc. 4.300% 3/01/24	120,000	122,223

		415,396

Media — 2.5%
21st Century Fox America, Co. 6.900% 8/15/39	125,000	147,823
CBS Corp. 7.875% 7/30/30	100,000	127,469
CCO Holdings LLC/CCO Holdings Capital Corp. 5.750% 1/15/24	600,000	616,500
CCO Safari II LLC (c) 4.464% 7/23/22	340,000	338,813

	Principal Amount	Value
Discovery Communications LLC 4.875% 4/01/43	$200,000	$164,623
DISH DBS Corp. 5.875% 11/15/24	1,000,000	890,000
Sirius XM Radio, Inc. (c) 5.375% 4/15/25	1,000,000	1,006,250
TEGNA, Inc. 5.125% 7/15/20	500,000	518,750
Time Warner Cable, Inc. 4.500% 9/15/42	420,000	329,609
Time Warner Cable, Inc. 5.500% 9/01/41	240,000	216,875

		4,356,712

Mining — 0.8%
Freeport-McMoRan, Inc. 2.375% 3/15/18	45,000	35,100
Freeport-McMoRan, Inc. 4.000% 11/14/21	325,000	195,000
Freeport-McMoRan, Inc. 5.450% 3/15/43	70,000	36,400
Newcrest Finance Property Ltd. (c) 4.450% 11/15/21	200,000	181,175
Vale Overseas Ltd. 6.250% 1/23/17	865,000	863,357
Vale Overseas Ltd. 6.875% 11/10/39	85,000	59,067

		1,370,099

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc. 4.625% 3/15/24	130,000	127,361
Pitney Bowes, Inc. 4.750% 5/15/18	10,000	10,469
Pitney Bowes, Inc. 5.750% 9/15/17	14,000	14,768

		152,598

Oil & Gas — 3.5%
American Energy-Permian Basin LLC (c) 8.000% 5/01/22	416,000	41,600
Anadarko Petroleum Corp. 6.450% 9/15/36	300,000	289,158
Calumet Specialty Products Partners LP/Calumet Finance Corp. 6.500% 4/15/21	300,000	261,000
Calumet Specialty Products Partners LP/Calumet Finance Corp. 7.625% 1/15/22	1,250,000	1,062,500
Chesapeake Energy Corp., Convertible 2.500% 5/15/37	355,000	166,850
Citgo Holding, Inc. (c) 10.750% 2/15/20	500,000	485,000
Ecopetrol SA 4.250% 9/18/18	15,000	14,925

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Ensco PLC 5.200% 3/15/25	$75,000	$53,375
EP Energy LLC/Everest Acquisition Finance, Inc. 9.375% 5/01/20	500,000	318,750
Helmerich & Payne International Drilling Co. 4.650% 3/15/25	35,000	35,016
Jupiter Resources, Inc. (c) 8.500% 10/01/22	124,000	49,600
KazMunayGas National Co. JSC (c) 4.400% 4/30/23	90,000	83,687
Newfield Exploration Co. 5.375% 1/01/26	1,000,000	827,500
PBF Holding Co. LLC/PBF Finance Corp. 8.250% 2/15/20	555,000	574,425
Pemex Project Funding Master Trust 6.625% 6/15/38	51,000	44,880
Petrobras International Finance Co. 3.875% 1/27/16	220,000	219,120
Petroleos Mexicanos 3.125% 1/23/19	25,000	24,185
Petroleos Mexicanos 5.500% 1/21/21	375,000	378,262
Petroleos Mexicanos 6.375% 1/23/45	35,000	29,623
Phillips 66 4.300% 4/01/22	75,000	77,160
Phillips 66 4.650% 11/15/34	225,000	210,885
Phillips 66 5.875% 5/01/42	75,000	75,177
Pioneer Natural Resources Co. 4.450% 1/15/26	65,000	58,527
Rowan Cos., Inc. 4.875% 6/01/22	175,000	128,698
Rowan Cos., Inc. 5.000% 9/01/17	210,000	208,421
Southwestern Energy Co. 4.100% 3/15/22	170,000	106,923
Southwestern Energy Co. 4.950% 1/23/25	130,000	81,900
Talisman Energy, Inc. 5.500% 5/15/42	100,000	77,320
Whiting Petroleum Corp., Convertible (c) 1.250% 4/01/20	240,000	163,200

		6,147,667

Oil & Gas Services — 0.3%
Hornbeck Offshore Services, Inc., Convertible 1.500% 9/01/19	235,000	133,069

	Principal Amount	Value
Schlumberger Holdings Corp. (c) 4.000% 12/21/25	$205,000	$202,290
SEACOR Holdings, Inc., Convertible 3.000% 11/15/28	80,000	63,400
Weatherford International Ltd. 4.500% 4/15/22	100,000	72,000
Weatherford International Ltd. 5.950% 4/15/42	155,000	108,887
Weatherford International Ltd. 6.000% 3/15/18	25,000	23,053

		602,699

Packaging & Containers — 0.1%
Brambles USA Inc., Series A (c) 5.350% 4/01/20	35,000	38,165
Brambles USA, Inc. (c) 4.125% 10/23/25	90,000	90,500
Sonoco Products Co. 4.375% 11/01/21	100,000	104,154

		232,819

Pharmaceuticals — 1.1%
AbbVie, Inc. 3.600% 5/14/25	160,000	157,910
AbbVie, Inc. 4.400% 11/06/42	50,000	46,696
AbbVie, Inc. 4.500% 5/14/35	210,000	205,715
Actavis Funding SCS 3.450% 3/15/22	370,000	370,404
AstraZeneca PLC 6.450% 9/15/37	250,000	316,150
Baxalta, Inc. (c) 3.600% 6/23/22	40,000	39,989
Baxalta, Inc. (c) 4.000% 6/23/25	80,000	79,169
McKesson Corp. 1.292% 3/10/17	40,000	39,888
McKesson Corp. 2.284% 3/15/19	45,000	44,821
McKesson Corp. 3.796% 3/15/24	75,000	75,392
McKesson Corp. 4.883% 3/15/44	70,000	69,965
Pernix Therapeutics Holdings, Inc., Convertible (c) 4.250% 4/01/21	250,000	144,219
Valeant Pharmaceuticals International (c) 7.000% 10/01/20	200,000	199,500
Valeant Pharmaceuticals International, Inc. (c) 6.125% 4/15/25	113,000	100,852

		1,890,670

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pipelines — 1.5%
CenterPoint Energy Resources Corp. 4.500% 1/15/21	$175,000	$183,684
CenterPoint Energy Resources Corp. 5.850% 1/15/41	150,000	165,685
Energy Transfer Equity LP 7.500% 10/15/20	100,000	92,500
Energy Transfer Partners LP 4.150% 10/01/20	60,000	55,349
Energy Transfer Partners LP 4.750% 1/15/26	200,000	168,217
Enterprise Products Operating Co. 5.950% 2/01/41	135,000	124,003
Kinder Morgan Energy Partners LP 6.500% 2/01/37	85,000	73,019
Kinder Morgan Energy Partners LP 6.950% 1/15/38	15,000	12,884
Kinder Morgan, Inc. 3.050% 12/01/19	250,000	231,378
MPLX LP 4.000% 2/15/25	650,000	546,303
MPLX LP (c) 4.875% 6/01/25	1,000,000	895,000
ONEOK Partners LP 6.125% 2/01/41	100,000	76,416

		2,624,438

Real Estate Investment Trusts (REITS) — 1.4%
American Tower Corp. 3.400% 2/15/19	80,000	82,063
American Tower Corp. 3.450% 9/15/21	225,000	226,103
Brandywine Operating Partners LP 4.950% 4/15/18	300,000	313,971
DCT Industrial Operating Partnership LP 4.500% 10/15/23	60,000	60,044
DDR Corp. 4.750% 4/15/18	275,000	287,668
DDR Corp. 9.625% 3/15/16	95,000	96,483
Digital Delta Holdings LLC (c) 3.400% 10/01/20	140,000	140,154
Digital Realty Trust LP 3.950% 7/01/22	240,000	238,320
Duke Realty LP 8.250% 8/15/19	125,000	147,863
Federal Realty Investment Trust 5.900% 4/01/20	25,000	28,231
HCP, Inc. 2.625% 2/01/20	95,000	93,536
Highwoods Realty LP 7.500% 4/15/18	110,000	121,567
Host Hotels & Resorts LP 4.000% 6/15/25	160,000	153,377

	Principal Amount	Value
Liberty Property LP 3.375% 6/15/23	$50,000	$47,422
ProLogis LP 2.750% 2/15/19	35,000	35,366
ProLogis LP 3.350% 2/01/21	165,000	167,075
Vereit Operating Partnership LP 2.000% 2/06/17	105,000	103,950
Vereit Operating Partnership LP 3.000% 2/06/19	50,000	48,100
Vereit Operating Partnership LP 4.600% 2/06/24	65,000	61,588

		2,452,881

Retail — 1.9%
Bed Bath & Beyond, Inc. 3.749% 8/01/24	30,000	29,262
Bed Bath & Beyond, Inc. 5.165% 8/01/44	75,000	63,526
CVS Health Corp. 3.500% 7/20/22	380,000	386,671
CVS Health Corp. 6.125% 9/15/39	25,000	29,192
CVS Pass-Through Trust (c) 5.926% 1/10/34	225,595	247,805
CVS Pass-Through Trust (c) 7.507% 1/10/32	17,313	20,411
El Puerto de Liverpool SAB de CV (c) 3.950% 10/02/24	280,000	271,950
Family Tree Escrow LLC (c) 5.750% 3/01/23	1,000,000	1,035,000
GNC Holdings, Inc., Convertible (c) 1.500% 8/15/20	45,000	36,028
The Home Depot, Inc. 5.950% 4/01/41	100,000	124,441
O’Reilly Automotive, Inc. 3.850% 6/15/23	46,000	46,409
O’Reilly Automotive, Inc. 4.875% 1/14/21	225,000	243,388
Tiffany & Co. 4.900% 10/01/44	105,000	97,174
Wal-Mart Stores, Inc. 5.625% 4/01/40	205,000	243,916
Walgreens Boots Alliance, Inc. 2.700% 11/18/19	185,000	184,652
Walgreens Boots Alliance, Inc. 3.800% 11/18/24	245,000	237,691
Walgreens Boots Alliance, Inc. 4.800% 11/18/44	95,000	85,936

		3,383,452

Savings & Loans — 0.2%
Glencore Funding LLC (c) 1.700% 5/27/16	160,000	158,400

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Glencore Funding LLC (c) 2.500% 1/15/19	$114,000	$95,190
Glencore Funding LLC (c) 3.125% 4/29/19	65,000	54,275

		307,865

Semiconductors — 0.4%
KLA-Tencor Corp. 4.650% 11/01/24	230,000	231,415
Lam Research Corp. 3.800% 3/15/25	145,000	136,482
Microchip Technology, Inc., Convertible (c) 1.625% 2/15/25	225,000	223,594
NXP BV/NXP Funding LLC (c) 3.750% 6/01/18	110,000	110,550

		702,041

Software — 0.2%
Broadridge Financial Solutions, Inc. 3.950% 9/01/20	45,000	46,641
Citrix Systems, Inc., Convertible 0.500% 4/15/19	80,000	87,000
Oracle Corp. 5.375% 7/15/40	250,000	278,112

		411,753

Telecommunications — 1.3%
AT&T, Inc. 3.400% 5/15/25	270,000	259,494
AT&T, Inc. 6.550% 2/15/39	175,000	196,726
Embarq Corp. 7.082% 6/01/16	210,000	213,276
Embarq Corp. 7.995% 6/01/36	45,000	46,350
Gogo, Inc., Convertible (c) 3.750% 3/01/20	3,000	2,904
Motorola Solutions, Inc. 3.500% 3/01/23	90,000	78,952
Telefonaktiebolaget LM Ericsson 4.125% 5/15/22	225,000	230,675
Telefonica Emisiones SAU 3.992% 2/16/16	275,000	275,757
Verizon Communications, Inc. 2.625% 2/21/20	115,000	115,400
Verizon Communications, Inc. 3.500% 11/01/24	240,000	237,048
Verizon Communications, Inc. 5.012% 8/21/54	77,000	70,500
Verizon Communications, Inc. 5.150% 9/15/23	95,000	104,436
Verizon Communications, Inc. 6.550% 9/15/43	79,000	93,790

	Principal Amount	Value
Verizon Global Funding Corp. 7.750% 12/01/30	$300,000	$384,109

		2,309,417

Transportation — 0.9%
Asciano Finance (c) 4.625% 9/23/20	45,000	45,422
Burlington Northern Santa Fe LLC 6.750% 3/15/29	160,000	197,177
Norfolk Southern Corp. 6.000% 5/23/2111	125,000	130,800
OPE KAG Finance Sub, Inc. (c) 7.875% 7/31/23	720,000	715,500
Ryder System, Inc. 2.550% 6/01/19	30,000	29,818
Watco Cos. LLC/Watco Finance Corp. (c) 6.375% 4/01/23	500,000	492,500

		1,611,217

Trucking & Leasing — 0.5%
Aviation Capital Group Corp. (c) 2.875% 9/17/18	280,000	278,393
GATX Corp. 3.500% 7/15/16	90,000	90,970
GATX Corp. 4.750% 6/15/22	125,000	131,180
Penske Truck Leasing Co. LP/PTL Finance Corp. (c) 2.500% 6/15/19	145,000	142,632
Penske Truck Leasing Co. LP/PTL Finance Corp. (c) 3.375% 2/01/22	320,000	310,716

		953,891

TOTAL CORPORATE DEBT (Cost $72,144,214)		69,439,225

MUNICIPAL OBLIGATIONS — 0.4%
State of California 5.950% 4/01/16	225,000	228,004
State of California BAB 7.550% 4/01/39	125,000	181,564
State of California BAB 7.600% 11/01/40	150,000	222,637

		632,205

TOTAL MUNICIPAL OBLIGATIONS (Cost $579,836)		632,205

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 21.5%
Auto Floor Plan ABS — 0.2%
Capital Automotive REIT, Series 2010-1A, Class A (c) 5.730% 12/15/38	$208,037	$217,542
NCF Dealer Floorplan Master Trust, Series 2014-1A, Class A, 1 mo. LIBOR + 1.500%, FRN (c) 1.902% 10/20/20	110,000	110,000

		327,542

Automobile ABS — 0.5%
American Credit Acceptance Receivables Trust, Series 2013-1, Class A (c) 1.450% 4/16/18	1,041	1,041
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A (c) 2.500% 2/20/21	120,000	119,103
Capital Automotive REIT, Series 2014-1A, Class A (c) 3.660% 10/15/44	100,000	100,479
CFC LLC, Series 2014-2A, Class A (c) 1.440% 11/16/20	74,289	73,838
CPS Auto Trust, Series 2014-A, Class A (c) 1.210% 8/15/18	41,688	41,614
CPS Auto Trust, Series 2014-C, Class A (c) 1.310% 2/15/19	135,981	135,632
Exeter Automobile Receivables Trust, Series 2014-3A, Class A (c) 1.320% 1/15/19	64,185	64,057
GLS Auto Receivables Trust, Series 2015-1A, Class A (c) 2.250% 12/15/20	128,402	128,141
GO Financial Auto Securitization Trust, Series 2015-1, Class A (c) 1.810% 3/15/18	70,696	70,583
Oscar US Funding Trust, Series 2014-1A, Class A2 (c) 1.000% 8/15/17	114,369	114,274
Santander Drive Auto Receivables Trust, Series 2015-S2, Class R1 (c) 1.840% 11/18/19	76,353	75,971

		924,733

Commercial MBS — 4.0%
Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A4, VRN 5.558% 6/10/49	229,868	236,888
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class AM, VRN 5.809% 2/10/51	95,000	98,805
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4, VRN 6.215% 2/10/51	347,623	367,677

	Principal Amount	Value
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class AM, VRN 6.258% 2/10/51	$100,000	$106,136
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class AM, VRN 5.513% 1/12/45	190,000	195,968
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4, VRN 5.694% 6/11/50	616,080	640,513
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	155,000	161,032
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class AM, VRN 5.835% 9/11/42	110,000	115,374
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class AM, VRN 5.882% 6/11/50	200,000	208,828
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class AM, VRN 6.084% 6/11/50	115,000	120,817
Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A5 3.961% 3/10/47	152,000	158,479
Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class AM 4.199% 3/10/47	100,000	104,152
Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A4 4.236% 2/10/47	110,000	117,498
Commercial Mortgage Pass Through Certificates, Series 2015-CR23, Class C, VRN 4.257% 5/10/48	110,000	98,830
DBCCRE Mortgage Trust, Series 2014-ARCP, Class A (c) 4.238% 1/10/34	100,000	104,641
DBRR Trust, Series 2013-EZ3, Class A, VRN (c) 1.635% 12/18/49	71,524	71,310
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1 (c) 3.742% 11/10/46	58,804	58,967
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, VRN 5.826% 7/10/38	365,000	369,356

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	$290,634	$295,138
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class AM 5.204% 12/12/49	240,000	245,127
ML-CFC Commercial Mortgage Trust, Series 2006-3, Class AM, VRN 5.456% 7/12/46	140,000	141,721
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AM, VRN 5.856% 9/12/49	115,000	119,919
Morgan Stanley Capital I, Series 2006-IQ12, Class AM 5.370% 12/15/43	110,000	112,469
Morgan Stanley Capital I, Series 2006-HQ8, Class AM, VRN 5.480% 3/12/44	89,822	89,752
Morgan Stanley Capital I, Series 2007-HQ11, Class AJ, VRN 5.508% 2/12/44	170,000	172,262
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	52,370	52,320
STRIPs Ltd., Series 2012-1A, Class A (c) 1.500% 12/25/44	32,163	31,552
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, VRN 5.510% 8/15/39	48,843	48,840
VFC LLC, Series 2014-2, Class A, (Acquired 7/9/14, Cost $250,000) (c) (d) 2.750% 7/20/30	29,165	29,166
VFC LLC, Series 2015-3, Class A, (Acquired 3/25/15, Cost $249,531) (c) (d) 2.750% 12/20/31	54,140	54,100
VNO Mortgage Trust, Series 2013-PENN, Class A (c) 3.808% 12/13/29	110,000	114,187
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class AM 5.339% 11/15/48	321,000	328,360
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	535,000	543,835
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class AM, VRN 5.591% 4/15/47	110,000	113,555
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4, VRN 5.952% 2/15/51	94,106	97,095

	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM, VRN 5.952% 2/15/51	$500,000	$521,797
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class C, VRN 3.848% 5/15/48	140,000	122,775
Wells Fargo Reremic Trust, Series 2012-IO, Class A (c) 1.750% 8/20/21	25,345	25,345
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class B 4.311% 8/15/45	110,000	113,423
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class C, VRN 4.875% 8/15/45	100,000	100,872
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class C, VRN (c) 5.634% 11/15/44	170,000	180,669
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class D, VRN (c) 5.634% 11/15/44	115,000	119,116

		7,108,666

Home Equity ABS — 1.3%
Accredited Mortgage Loan Trust, Series 2005-3, Class M1, 1 mo. USD LIBOR + .450%, FRN 0.670% 9/25/35	120,000	118,724
ACE Securities Corp., Series 2005-HE5, Class M2, 1 mo. USD LIBOR + .735%, FRN 0.956% 8/25/35	253,029	252,467
ACE Securities Corp., Series 2005-RM1, Class M2, 1 mo. USD LIBOR + .750%, FRN 0.971% 3/25/35	103,833	104,586
Asset-Backed Securities Corporation Home Equity, Series 2005-HE3, Class M3, 1 mo. USD LIBOR + .705%, FRN 0.926% 4/25/35	98,207	98,031
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE3, Class A2, 1 mo. USD LIBOR + .180%, FRN 0.602% 4/25/36	33,034	32,908
Bear Stearns Asset-Backed Securities I Trust, Series 2005-HE12, Class M1, 1 mo. USD LIBOR + .480%, FRN 0.902% 12/25/35	370,569	362,099
Conseco Finance Corp., Series 2002-A, Class M1, 1 mo. LIBOR + 1.850%, FRN 2.181% 4/15/32	93,570	93,962

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460%, FRN 0.882% 9/25/34	$54,572	$53,937
Countrywide Partnership Trust, Series 2004-EC1, Class M1, 1 mo. USD LIBOR + .900%, FRN 1.322% 2/25/35	193,391	170,652
Credit Suisse Seasoned Loan Trust, Series 2006-1, Class A, 1 mo. USD LIBOR + .240%, FRN (c) 0.662% 10/25/34	182,107	180,995
JP Morgan Mortgage Acquisition Corp., Series 2005-FRE1, Class A2V2, 1 mo. USD LIBOR + .220%, FRN 0.441% 10/25/35	102,805	102,532
MASTR Asset Backed Securities Trust, Series 2005, Class M1, 1 mo. USD LIBOR + .720%, FRN 1.142% 12/25/34	99,504	92,753
MASTR Asset-Backed Securities Trust, Series 2005-WMC1, Class M3, 1 mo. USD LIBOR + .720%, FRN 1.142% 3/25/35	120,000	119,684
Morgan Stanley Capital, Inc., Series 2005-WMC6, Class M2, 1 mo. USD LIBOR + .750%, FRN 0.971% 7/25/35	48,932	49,241
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6, STEP 6.390% 10/25/28	9	9
NovaStar Mortgage Funding Trust, Series 2005-3, Class A2D, 1 mo. LIBOR + .370%, FRN 0.792% 1/25/36	193,727	193,901
Option One Mortgage Loan Trust, Series 2005-5, Class A3, 1 mo. USD LIBOR + .210%, FRN 0.431% 12/25/35	170,187	169,150
Option One Mortgage Loan Trust, Series 2005-3, Class M1, 1 mo. USD LIBOR + .470%, FRN 0.691% 8/25/35	71,847	71,426
Residential Asset Securities Corp., Series 2005-AHL3, Class A2, 1 mo. USD LIBOR + .240%, FRN 0.662% 11/25/35	60,451	60,077
Security National Mortgage Loan Trust, Series 2006-3A, Class A1, 1 mo. LIBOR + .280%, FRN (c) 0.501% 1/25/37	27,812	27,804

		2,354,938

	Principal Amount	Value
Other ABS — 11.6%
321 Henderson Receivables I LLC, Series 2015-1A, Class A (c) 3.260% 9/15/72	$97,394	$94,255
Aames Mortgage Investment Trust, Series 2004-1, Class M5, 1 mo. USD LIBOR + 1.725%, FRN 1.946% 1/25/35	135,976	135,658
ALM VIII Ltd., Series 2013-8A, Class A1A, 3 mo. USD LIBOR + 1.450%, FRN (c) 1.767% 1/20/26	710,000	704,399
Alterna Funding I LLC, Series 2014-1A, Class NOTE (c) 1.639% 2/15/21	79,600	79,140
Apidos CLO XVII, Series 2014-17A, Class A1A, 3 mo. USD LIBOR + 1.500%, FRN (c) 1.815% 4/17/26	250,000	248,432
Applebee’s/IHOP Funding LLC, Series 2014-1, Class A2 (c) 4.277% 9/05/44	230,000	232,908
Arbys Funding LLC, Series 2015-1A, Class A2 (c) 4.969% 10/30/45	270,000	269,973
ARL First LLC, Series 2012-1A, Class A1, 1 mo. LIBOR + 1.750%, FRN (c) 2.081% 12/15/42	135,384	135,157
Ascentium Equipment Receivables LLC, Series 2014-1A, Class B (c) 1.580% 10/10/18	120,000	119,989
Avery Point CLO Ltd., Series 2014-5A, Class A, 3 mo. USD LIBOR + 1.460%, FRN (c) 1.775% 7/17/26	250,000	248,186
Avery Point III CLO Ltd., Series 2013-3A, Class A, 3 mo. USD LIBOR + 1.400%, FRN (c) 1.715% 1/18/25	250,000	246,191
Avery Point VI CLO Ltd., Series 2015-6A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (c) 1.784% 8/05/27	445,000	440,630
Birchwood Park CLO Ltd., Series 2014-1A, Class A, 3 mo. USD LIBOR + 1.440%, FRN (c) 1.761% 7/15/26	250,000	247,838
Blue Hill CLO Ltd., Series 2013-1A, Class A, 3 mo. USD LIBOR + 1.480%, FRN (c) 1.801% 1/15/26	250,000	246,228
BlueMountain CLO Ltd., Series 2015-2A, Class A1, 3 mo. USD LIBOR + 1.430%, FRN (c) 1.714% 7/18/27	305,000	300,832

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
BlueVirgo Trust, Series 2015-1A, Class NOTE (c) 3.000% 12/15/22	$509,104	$505,831
CAN Capital Funding LLC, Series 2014-1A, Class A (c) 3.117% 4/15/20	160,000	159,474
Carlyle Global Market Strategies, Series 2014-1A, Class A, 3 mo. USD LIBOR + 1.520%, FRN (c) 1.837% 4/17/25	265,000	263,734
Carlyle Global Market Strategies CLO Ltd., Series 2013-4A, Class A1, 3 mo. USD LIBOR + 1.470%, FRN (c) 1.791% 10/15/25	600,000	592,819
Citi Held For Asset Issuance, Series 2015-PM1, Class A (c) 1.850% 12/15/21	87,443	87,270
Citigroup Mortgage Loan Trust, Series 2006-SHL1, Class A1, 1 mo. USD LIBOR + .200%, FRN (c) 0.396% 11/25/45	74,374	74,082
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH2, Class A2A, 1 mo. USD LIBOR + .150%, FRN 0.371% 8/25/36	148,231	145,526
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 (c) 4.474% 3/20/43	426,644	426,644
CLI Funding V LLC, Series 2014-2A, Class A (c) 3.380% 10/18/29	88,312	85,530
Consumer Credit Origination Loan Trust, Series 2015-1, Class A (c) 2.820% 3/15/21	126,205	126,981
Credit-Based Asset Servicing and Securitization LLC, Series 2006-RP2, Class A3, 1 mo. LIBOR + .300%, FRN (c) 0.722% 7/25/36	213,121	211,568
DB Master Finance LLC, Series 2015-1A, Class A2I (c) 3.262% 2/20/45	198,500	199,890
Diamond Resorts Owner Trust, Series 2013-2, Class A (c) 2.270% 5/20/26	80,896	81,040
Diamond Resorts Owner Trust, Series 2015-1, Class A (c) 2.730% 7/20/27	104,404	104,206
Diamond Resorts Owner Trust, Series 2015-2, Class B (c) 3.540% 5/22/28	220,523	220,511
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A2I (c) 3.484% 10/25/45	420,000	411,600

	Principal Amount	Value
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A2II (c) 4.474% 10/25/45	$460,000	$457,987
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 (c) 5.216% 1/25/42	226,163	233,527
Dong Fang Container Finance II SPV Ltd., Series 2014-1A, Class A2 (c) 3.550% 11/25/39	226,524	221,751
Drug Royalty Corp., Inc., Series 2012-1, Class A2 (c) 5.800% 7/15/24	60,000	61,079
Dryden XXXI Senior Loan Fund, Series 2014-31A, Class A, 3 mo. USD LIBOR + 1.350%, FRN (c) 1.667% 4/18/26	370,000	366,087
Eaton Vance CLO, Series 2014-1A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (c) 1.771% 7/15/26	500,000	495,645
Element Rail Leasing II LLC, Series 2015-1A, Class A1 (c) 2.707% 2/19/45	88,595	87,604
Element Rail Leasing II LLC, Series 2015-1A, Class A2 (c) 3.585% 2/19/45	160,000	158,528
Fairway Outdoor Funding LLC, Series 2012-1A, Class A2 (c) 4.212% 10/15/42	214,048	214,154
First Franklin Mortgage Loan Trust, Series 2005-FF7, Class M1, 1 mo. USD LIBOR + .450%, FRN 0.872% 7/25/35	54,368	54,310
Fremont Home Loan Trust, Series 2005-E, Class 2A3, 1 mo. USD LIBOR + .240%, FRN 0.461% 1/25/36	69,012	66,534
Fremont Home Loan Trust, Series 2005-2, Class M2, 1 mo. USD LIBOR + .720%, FRN 1.142% 6/25/35	143,844	142,538
Galaxy XX CLO Ltd., Series 2015-20A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (c) 1.731% 7/20/27	340,000	338,350
Global Container Assets Ltd., Series 2013-1A, Class A1 (c) 2.200% 11/05/28	85,031	85,004
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A, 3 mo. USD LIBOR + 1.150%, FRN (c) 1.470% 4/25/25	365,000	357,401
GoldenTree Loan Opportunities VII Ltd., Series 2014-8A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (c) 1.765% 4/19/26	550,000	545,634

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Green Tree Agency Advance Funding Trust I, Series 2015-T2, Class AT2 (c) 3.095% 10/15/48	$340,000	$336,376
Hercules Capital Funding Trust, Series 2014-1A, Class A (c) 3.524% 4/16/21	250,000	249,297
HFG Healthco-4 LLC, Series 2011-1A, Class A, 1 mo. LIBOR + 2.250%, FRN (c) 2.519% 6/02/17	250,000	250,861
Hilton Grand Vacations Trust, Series 2014-AA, Class A (c) 1.770% 11/25/26	94,006	92,760
Hilton Grand Vacations Trust, Series 2013-A, Class A (c) 2.280% 1/25/26	118,225	118,439
Icon Brand Holdings LLC, Series 2012-1A, Class A (c) 4.229% 1/25/43	80,583	80,810
Icon Brand Holdings LLC, Series 2013-1A, Class A (c) 4.352% 1/25/43	66,738	67,041
ING Investment Management CLO Ltd., Series 2013-3A, Class A1, 3 mo. USD LIBOR + 1.450%, FRN (c) 1.765% 1/18/26	250,000	246,689
J.G. Wentworth XXXV LLC, Series 2015-2A, Class A (c) 3.870% 3/15/58	89,910	88,904
JP Morgan Mortgage Acquisition Trust, Series 2006-CH1, Class A5, 1 mo. USD LIBOR + .230%, FRN 0.451% 7/25/36	150,000	144,324
LCM Ltd., Series 16A, Class A, 3 mo. USD LIBOR + 1.500%, FRN (c) 1.821% 7/15/26	250,000	248,885
Long Beach Mortgage Loan Trust, Series 2005-1, Class M2, 1 mo. USD LIBOR + .795%, FRN 1.217% 2/25/35	187,803	186,039
Madison Park Funding XII Ltd., Series 2014-12A, Class A, 3 mo. USD LIBOR + 1.500%, FRN (c) 1.817% 7/20/26	250,000	248,021
Madison Park Funding XIV Ltd., Series 2014-14A, Class A2, 3 mo. USD LIBOR + 1.450%, FRN (c) 1.767% 7/20/26	280,000	277,110
Merrill Lynch Mortgage Investors, Inc., Series 2005-WMC2, Class M3, 1 mo. USD LIBOR + .705%, FRN 0.926% 4/25/36	81,493	80,996
Miramax LLC, Series 2014-1A, Class A2 (c) 3.340% 7/20/26	325,416	323,075

	Principal Amount	Value
MVW Owner Trust, Series 2013-1A, Class A (c) 2.150% 4/22/30	$92,783	$92,418
Nations Equipment Finance Funding II LLC, Series 2014-1A, Class A (c) 1.558% 7/20/18	89,838	89,778
New Residential Advance Receivables Trust, Series 2015-T3, Class AT3 (c) 2.540% 11/15/46	240,000	239,610
New York City Tax Lien, Series 2014-A, Class A (c) 1.030% 11/10/27	18,465	18,435
Nomad CLO Ltd., Series 2013-1A, Class A1, 3 mo. USD LIBOR + 1.200%, FRN (c) 1.521% 1/15/25	250,000	246,318
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class A, 3 mo. USD LIBOR + 1.120%, FRN (c) 1.437% 4/20/25	225,000	220,503
Ocwen Master Advance Receivables Trust, Series 15-1, Class AT1 (c) 2.537% 9/17/46	120,000	119,895
OHA Loan Funding Ltd., Series 2013-1A, Class A, 3 mo. USD LIBOR + 1.250%, FRN (c) 1.566% 7/23/25	200,000	197,613
OnDeck Asset Securitization Trust, Series 2014-1A, Class A (c) 3.150% 5/17/18	130,000	129,875
OneMain Financial Issuance Trust, Series 2014-2A, Class A (c) 2.470% 9/18/24	120,000	119,480
Orange Lake Timeshare Trust, Series 2014-AA, Class A (c) 2.290% 7/09/29	64,573	64,103
Ownit Mortgage Loan Trust, Series 2005-2, Class M4, 1 mo. USD LIBOR + .930%, FRN 1.151% 3/25/36	95,464	94,974
Oxford Finance Funding Trust, Series 2014-1A, Class A (c) 3.475% 12/15/22	80,000	79,595
Park Place Securities Inc, Series 2005-WCW2, Class M1, ABS, 1 mo. USD LIBOR + .500%, FRN 0.721% 7/25/35	105,000	104,133
Park Place Securities, Inc., Series 2005-WHQ4, Class A1A, 1 mo. USD LIBOR + .260%, FRN 0.481% 9/25/35	33,832	33,813
Park Place Securities, Inc., Series 2005-WCW3, Class M1, 1 mo. USD LIBOR + .480%, FRN 0.701% 8/25/35	100,000	95,224

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Popular ABS Mortgage Pass-Through Trust, Series 2006-B, Class A3, 1 mo. USD LIBOR + .280%, FRN 0.501% 5/25/36	$130,653	$126,175
RAAC, Series 2006-RP2, Class A, 1 mo. USD LIBOR + .250%, FRN (c) 0.446% 2/25/37	109,451	108,009
Race Point VIII CLO Ltd., Series 2013-8A, Class A, 3 mo. LIBOR + 1.250%, FRN (c) 1.620% 2/20/25	250,000	248,364
Race Point VIII CLO Ltd., Series 2012-7A, Class A, 3 mo. USD LIBOR + 1.420%, FRN (c) 1.764% 11/08/24	100,000	99,348
Seneca Park CLO Ltd., Series 2014-1A, Class A, 3 mo. USD LIBOR + 1.480%, FRN (c) 1.795% 7/17/26	250,000	248,553
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class A (c) 2.580% 9/20/32	229,429	229,384
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (c) 2.840% 11/20/28	15,833	15,948
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class B (c) 3.080% 9/20/32	100,949	100,948
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class B (c) 3.020% 6/20/32	135,735	134,048
Sonic Capital LLC, Series 2011-1A, Class A2 (c) 5.438% 5/20/41	169,620	175,115
Specialty Underwriting & Residential Finance Trust, Series 2005-AB2, Class M1, 1 mo. USD LIBOR + .450%, FRN 0.671% 6/25/36	60,000	59,348
Spirit Master Funding LLC, Series 2014-4A, Class A1 (c) 3.501% 1/20/45	110,000	108,878
SpringCastle America Funding LLC, Series 2014-AA, Class A (c) 2.700% 5/25/23	395,248	395,742
SPS Servicer Advance Receivables Trust, Series 2015-T3, Class AT3 (c) 2.920% 7/15/47	170,000	169,824
Store Master Funding I LLC, Series 2015-1A, Class A1 (c) 3.750% 4/20/45	99,667	98,881
STORE Master Funding LLC, Series 2013-3A, Class A1 (c) 4.240% 11/20/43	116,209	119,114

	Principal Amount	Value
SVO VOI Mortgage LLC, Series 2012-AA, Class A (c) 2.000% 9/20/29	$3,706	$3,678
Symphony CLO XV Ltd., Series 2014-15A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (c) 1.765% 10/17/26	300,000	297,446
TAL Advantage LLC, Series 2014-2A, Class A1 (c) 1.700% 5/20/39	160,884	159,201
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (c) 4.370% 7/15/41	48,753	51,070
Wendy’s Funding LLC, Series 2015-1A, Class A2I (c) 3.371% 6/15/45	374,063	366,955
Wendys Funding LLC, Series 2015-1A, Class A2II (c) 4.080% 6/15/45	329,175	330,205
Wendys Funding LLC, Series 2015-1A, Class A23 (c) 4.497% 6/15/45	349,125	345,526
Westgate Resorts LLC, Series 2014-1A, Class A (c) 2.150% 12/20/26	178,702	175,074

		20,484,883

Student Loans ABS — 3.3%
Access Group, Inc., Series 2006-1, Class B, 3 mo. LIBOR + .450%, FRN 0.843% 8/25/37	421,864	371,950
Access Group, Inc., Series 2003-A, Class A3, 3 mo. Treasury + 1.200%, FRN 1.340% 7/01/38	52,319	47,189
Access Group, Inc., Series 2015-1, Class B, 1 mo. LIBOR + 1.500%, FRN (c) 1.721% 11/25/28	130,000	110,304
College Loan Corp. Trust I, Series 2002-1, Class A5, 28 day ARS, FRN (c) 1.076% 3/01/42	150,000	138,858
College Loan Corp. Trust I, Series 2002-2, Class A30, 28 day ARS, FRN (c) 1.566% 3/01/42	100,000	92,754
College Loan Corp. Trust I, Series 2003-1, Class A6, 28 day ARS, FRN (c) 1.685% 3/01/42	200,000	185,732
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B (c) 2.500% 1/25/30	246,865	234,815

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Education Funding Capital Trust I, Series 2004-1, Class A4, 28 day ARS, FRN 1.697% 6/15/43	$100,000	$95,026
Education Funding Capital Trust I, Series 2004-1, Class B1, 28 day ARS, FRN 1.846% 6/15/43	200,000	181,602
Education Funding Capital Trust I, Series 2004-1, Class A5, 28 day ARS, FRN 1.902% 6/15/43	350,000	344,364
Education Funding Capital Trust I, Series 2004-1, Class A6, 28 day ARS, FRN 1.908% 6/15/43	200,000	196,041
KeyCorp Student Loan Trust, Series 2004-A, Class 2A2, 3 mo. LIBOR + .300%, FRN 0.623% 10/28/41	32,838	32,698
KeyCorp Student Loan Trust, Series 2004-A, Class 2B, 3 mo. LIBOR + .530%, FRN 0.853% 1/27/42	100,000	96,087
KeyCorp Student Loan Trust, Series 1999-B, Class CTFS, 3 mo. LIBOR + .720%, FRN 1.113% 11/25/36	88,907	84,757
National Collegiate Student Loan Trust, Series 2004-1, Class A2, 3 mo. LIBOR + .260%, FRN 0.863% 6/25/27	54,086	53,910
Nelnet Student Loan Trust, Series 2006-3, Class B, 3 mo. LIBOR + .250%, FRN 0.853% 6/25/41	225,423	197,661
Nelnet Student Loan Trust, Series 2012-2A, Class B, 1 mo. LIBOR + 1.000%, FRN (c) 1.422% 11/25/36	200,000	167,771
Nelnet Student Loan Trust, Series 2012-1A, Class B, 1 mo. LIBOR + 1.000%, FRN (c) 1.422% 6/25/42	150,000	127,752
Nelnet Student Loan Trust, Series 2005-4, Class A4R2, 28 day ARS, FRN 1.422% 3/22/32	150,000	140,135
Nelnet Student Loan Trust, Series 2014-2A, Class B, 1 mo. LIBOR + 1.500%, FRN (c) 1.721% 6/25/41	100,000	87,653
Nelnet Student Loan Trust, Series 2014-1A, Class B, 1 mo. LIBOR + 1.500%, FRN (c) 1.721% 10/25/47	240,000	207,816
Nelnet Student Loan Trust, Series 2014-5A, Class B, 1 mo. LIBOR + 1.500%, FRN (c) 1.922% 5/25/49	100,000	86,607

	Principal Amount	Value
Pennsylvania Higher Education, Series 2015-1A, Class B, 1 mo. LIBOR + 1.500%, FRN (c) 1.721% 4/25/45	$130,000	$108,135
SLC Private Student Loan Trust, Series 2006-A, Class C, 3 mo. LIBOR + .450%, FRN 0.771% 7/15/36	190,000	168,273
SLM Student Loan Trust, Series 2007-2, Class A4, 3 mo. LIBOR + .060%, FRN 0.380% 7/25/22	200,000	188,550
SLM Student Loan Trust, Series 2005-3, Class B, 3 mo. LIBOR + .150%, FRN 0.470% 4/25/40	186,539	155,125
SLM Student Loan Trust, Series 2005-9, Class B, 3 mo. LIBOR + .300%, FRN 0.620% 1/25/41	137,762	115,117
SLM Student Loan Trust, Series 2004-3, Class B, 3 mo. LIBOR + .470%, FRN 0.790% 10/25/39	184,124	158,058
SLM Student Loan Trust, Series 2008-7, Class A4, 3 mo. LIBOR + .900%, FRN 1.220% 7/25/23	300,000	292,763
SLM Student Loan Trust, Series 2013-2, Class B, 1 mo. LIBOR + 1.500%, FRN 1.721% 6/25/43	110,000	95,879
SLM Student Loan Trust, Series 2013-1, Class B, ABS, FRN, 1 mo. LIBOR + 1.800%, FRN 2.222% 11/25/43	381,000	339,712
SLM Student Loan Trust, Series 2003-5, Class A7, 28 day ARS, FRN 2.760% 6/17/30	50,000	50,000
SLM Student Loan Trust, Series 2002-7, Class A11, 28 day ARS, FRN 2.780% 3/15/28	200,000	200,000
Social Professional Loan Program LLC, Series 2014-A, Class A2 (c) 3.020% 10/25/27	95,730	96,777
South Carolina Student Loan Corp., Series 2015-A, Class A, 1 mo. USD LIBOR + 1.500%, FRN 1.696% 1/25/36	200,000	182,000
South Carolina Student Loan Corp., Series 2014-1, Class B, 1 mo. LIBOR + 1.500%, FRN 1.743% 8/01/35	400,000	353,618

		5,785,489

WL Collateral CMO — 0.6%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7, FRN 2.807% 8/25/34	59,263	56,694

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Connecticut Avenue Securities, Series 2015-C03, Class 1M1, 1 mo. USD LIBOR + 1.500%, FRN 1.721% 7/25/25	$699,427	$698,254
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1, FRN 2.616% 2/25/34	11,468	10,737
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1, FRN 3.028% 9/25/33	4,448	4,059
GS Mortgage Securities Corp., Series 2014-4R, Class AS, 1 mo. USD LIBOR + .180%, FRN (c) 0.376% 1/26/34	156,474	150,892
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, FRN 2.764% 8/25/34	10,523	9,830
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, FRN 2.496% 8/25/34	42,847	35,260
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2, 1 mo. USD LIBOR + .250%, FRN 0.471% 8/25/36	63,397	62,121
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA, FRN 2.905% 7/25/33	2,439	2,363
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA, FRN 3.011% 2/25/34	4,877	4,665
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A, FRN 2.499% 2/25/34	130	131
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, FRN 2.556% 3/25/34	22,098	22,015
WaMu Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400%, FRN 1.643% 4/25/44	55,008	53,217

		1,110,238

WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2007-BC4, Class A3, 1 mo. USD LIBOR + .250%, FRN 0.672% 11/25/37	11,093	11,080
Structured Asset Securities Corp., Series 2002-11A, Class 2A1, FRN 2.885% 6/25/32	14,858	14,040

		25,120

	Principal Amount	Value
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $38,351,055)		$38,121,609

SOVEREIGN DEBT OBLIGATIONS — 0.8%
Brazilian Government International Bond 4.875% 1/22/21	$100,000	92,500
Brazilian Government International Bond 5.625% 1/07/41	235,000	170,375
Province of Quebec Canada 2.625% 2/13/23	192,000	190,340
Province of Quebec Canada 7.500% 9/15/29	125,000	179,781
Republic of Turkey International Bond 4.875% 4/16/43	236,000	207,680
Republic of Turkey International Bond 6.750% 4/03/18	100,000	107,600
United Mexican States 6.750% 9/27/34	375,000	450,000

		1,398,276

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,513,335)		1,398,276

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 24.7%
Collateralized Mortgage Obligations — 1.2%
Federal Home Loan Mortgage Corp. Series 4303, Class AP 3.000% 8/15/43	400,187	414,682
Series 4290, Class CA 3.500% 12/15/38	209,572	217,553
Series 2617, Class Z 5.500% 5/15/33	188,678	211,327
Series 2693, Class Z 5.500% 10/15/33	326,195	360,271
Series 3423, Class PB 5.500% 3/15/38	90,000	100,728
Series 2178, Class PB 7.000% 8/15/29	19,212	21,738
Federal National Mortgage Association Series 2014-7, Class VA 3.500% 5/25/25	132,576	139,197
Series 2014-48, Class AB 4.000% 10/25/40	316,223	332,506
Series 2007-32, Class Z 5.500% 4/25/37	148,630	164,431
Series 2010-60, Class HJ 5.500% 5/25/40	74,549	81,558
Federal National Mortgage Association REMIC, Series 2007-B2, Class ZA 5.500% 6/25/37	95,590	105,037

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Department of Veteran Affairs, Series 1992-1, Class 2Z 7.750% 5/15/22	$11,376	$12,681

		2,161,709

Pass-Through Securities — 23.5%
Federal Home Loan Mortgage Corp. Pool #Q37467 3.500% 11/01/45	998,483	1,029,647
Pool #Q37468 3.500% 11/01/45	748,869	773,178
Pool #G11476 5.000% 11/01/18	26,858	27,902
Pool #B16010 5.000% 8/01/19	621	649
Pool #B17058 5.000% 9/01/19	1,037	1,094
Pool #B18677 5.000% 1/01/20	1,227	1,287
Pool #E89199 6.000% 4/01/17	1,052	1,078
Pool #G11431 6.000% 2/01/18	170	175
Pool #G01311 7.000% 9/01/31	1,686	1,959
Pool #C80207 7.500% 9/01/24	2,020	2,305
Pool #C00530 7.500% 7/01/27	1,413	1,657
Pool #C00563 7.500% 11/01/27	4,882	5,742
Pool #C00612 7.500% 4/01/28	282	332
Pool #C55867 7.500% 2/01/30	5,490	6,398
Federal Home Loan Mortgage Corp. TBA Pool #648 3.500% 6/01/43 (e)	1,200,000	1,235,156
Pool #4200 4.000% 4/01/42 (e)	2,750,000	2,904,687
Federal National Mortgage Association Pool #725692, 1 year CMT + 2.146%, FRN 2.398% 10/01/33	128,992	136,141
Pool #888586, 1 year CMT + 2.213%, FRN 2.481% 10/01/34	264,977	280,356
Pool #AR3007 3.000% 2/01/43	284,729	285,252
Pool #890564 3.000% 6/01/43	303,766	304,798

	Principal Amount	Value
Pool #AR3816 3.500% 2/01/43	$107,211	$110,691
Pool #AB8527 3.500% 3/01/43	642,523	663,380
Pool #AR8708 3.500% 4/01/43	95,093	98,180
Pool #AT4050 3.500% 5/01/43	121,809	125,763
Pool #MA1437 3.500% 5/01/43	104,890	108,295
Pool #MA1463 3.500% 6/01/43	316,804	327,087
Pool #AS6187 3.500% 11/01/45	2,265,462	2,340,417
Pool #AS6293 3.500% 12/01/45	946,528	977,845
Pool #AS6306 3.500% 12/01/45	768,659	795,051
Pool #AX0120 4.000% 9/01/39	293,492	311,961
Pool #AB6261 4.000% 9/01/42	1,115,198	1,183,635
Pool #735010 5.000% 11/01/19	114,987	120,250
Pool #253880 6.500% 7/01/16	191	194
Pool #575579 7.500% 4/01/31	9,086	10,724
Pool #535996 7.500% 6/01/31	1,709	2,019
Federal National Mortgage Association TBA Pool #3348 2.500% 3/01/28 (e)	2,600,000	2,620,719
Pool #1048 2.500% 7/01/42 (e)	3,425,000	3,307,935
Pool #4241 3.000% 12/01/42 (e)	5,525,000	5,523,705
Pool #9174 4.000% 9/01/42 (e)	675,000	714,129
Government National Mortgage Association Pool #783896 3.500% 5/15/44	460,370	481,572
Pool #784026 3.500% 12/20/44	495,294	518,395
Pool #579140 6.500% 1/15/32	912	1,051
Pool #587280 6.500% 9/15/32	1,315	1,508
Pool #550659 6.500% 9/15/35	120,642	139,314

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #538689 6.500% 12/15/35	$20,088	$23,163
Pool #780651 7.000% 10/15/27	1,990	2,302
Pool #462384 7.000% 11/15/27	1,078	1,245
Pool #482668 7.000% 8/15/28	1,597	1,851
Pool #506804 7.000% 5/15/29	7,525	8,680
Pool #506914 7.000% 5/15/29	28,142	32,534
Pool #581417 7.000% 7/15/32	4,500	5,288
Pool #591581 7.000% 8/15/32	658	776
Pool #423836 8.000% 8/15/26	1,208	1,420
Pool #444619 8.000% 3/15/27	9,246	10,813
Government National Mortgage Association II Pool #82488, 1 year CMT + 1.500%, FRN 1.750% 3/20/40	92,125	95,415
Pool #82462, 1 year CMT + 1.500%, FRN 2.500% 1/20/40	67,496	69,838
Government National Mortgage Association II TBA Pool #188 3.000% 8/01/43 (e)	2,450,000	2,481,965
Pool #207 3.500% 12/01/43 (e)	2,650,000	2,762,625
Pool #872 4.500% 3/01/41 (e)	8,125,000	8,729,297

		41,710,825

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $43,914,066)		43,872,534

U.S. TREASURY OBLIGATIONS — 8.4%
U.S. Treasury Bonds & Notes — 8.4%
U.S. Treasury Bond 3.000% 11/15/44	4,395,000	4,382,467
U.S. Treasury Bond 3.500% 2/15/39	995,000	1,101,030
U.S. Treasury Note 0.625% 8/31/17	880,000	874,406
U.S. Treasury Note 0.875% 7/15/18	150,000	148,646
U.S. Treasury Note (f) 1.375% 4/30/20	8,480,000	8,370,439

		14,876,988

		Value
TOTAL U.S. TREASURY OBLIGATIONS (Cost $15,134,943)		$14,876,988

TOTAL BONDS & NOTES (Cost $171,637,449)		168,340,837

	Notional Amount

PURCHASED OPTIONS — 0.6%
Financial — 0.6%
Diversified Financial — 0.6%
5 Year CDX.NA.IG 25 Swaption, Put, Expires 3/16/16, Strike 120.00 (OTC — JP Morgan Chase Bank); Underlying swap terminates 1/14/16	$25,550,000	29,944
5 Year CDX.NA.IG 25 Swaption, Put, Expires 3/16/16, Strike 120.00 (OTC — JP Morgan Chase Bank); Underlying swap terminates 1/15/16	4,650,000	5,450
5 Year CDX.NA.IG 25 Swaption, Put, Expires 3/16/16, Strike 120.00 (OTC — JP Morgan Chase Bank); Underlying swap terminates 1/14/16	12,800,000	15,002
USD Call CNH Put, Expires 7/16/15, Strike 6.65 (OTC — JP Morgan Chase Bank)	28,000,000	746,452
USD Call CNH Put, Expires 9/29/16, Strike 6.65 (OTC — HSBC Bank PLC)	6,500,000	206,635
USD Put CNH Call, Expires 5/16/16, Strike 6.65 (OTC — HSBC Bank PLC)	6,500,000	128,414

		1,131,897

TOTAL PURCHASED OPTIONS (Cost $549,692)		1,131,897

TOTAL LONG-TERM INVESTMENTS (Cost $172,709,825)		169,837,136

	Principal Amount

SHORT-TERM INVESTMENTS — 22.6%
Commercial Paper — 20.7%
AutoZone, Inc. (c) 0.820% 1/25/16	$3,500,000	3,498,848
Canadian Natural Resources Ltd. (c) 0.810% 1/07/16	3,500,000	3,499,728
Commonwealth Edison Co. (c) 0.800% 1/05/16	4,000,000	3,999,785

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
COX Enterprises, Inc. (c) 0.880% 1/04/16	$2,500,000	$2,499,894
Deutsche Telekom AG (c) 0.870% 1/08/16	3,000,000	2,999,676
Eaton Corp. PLC (c) 0.690% 1/11/16	3,000,000	2,999,610
Eversource Energy (c) 0.700% 1/06/16	2,500,000	2,499,848
Holcim US Finance SARL & Cie (c) 0.700% 1/12/16	3,000,000	2,999,569
Intercontinental Exchange, Inc. (c) 0.600% 1/07/16	2,250,000	2,249,869
Leggett & Platt, Inc. (c) 0.800% 1/11/16	4,000,000	3,999,481
Pacific Gas & Electric Co. (c) 0.830% 1/14/16	3,000,000	2,999,609
Volvo Group Treasury National (c) 0.750% 1/25/16	2,500,000	2,499,177

		36,745,094

Time Deposit — 1.9%
Euro Time Deposit 0.010% 1/04/16	3,371,680	3,371,680

TOTAL SHORT-TERM INVESTMENTS (Cost $40,113,525)		40,116,774

TOTAL INVESTMENTS — 118.3% (Cost $212,823,350) (g)		209,953,910

Other Assets/(Liabilities) — (18.3)%		(32,481,690)

NET ASSETS — 100.0%		$177,472,220

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ABS	Asset-Backed Security
ARS	Auction Rate Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
CNH	Offshore Chinese Yuan
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2015, these securities amounted to a value of $24,752 or 0.01% of net assets.
(b)	Non-income producing security.
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015, these securities amounted to a value of $75,736,877 or 42.68% of net assets.
(d)	Restricted security. Certain securities are restricted as to resale. At December 31, 2015, these securities amounted to a value of $83,266 or 0.05% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(f)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier High Yield Fund – Portfolio of Investments

December 31, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.1%

COMMON STOCK — 0.1%
Basic Materials — 0.1%
Forest Products & Paper — 0.1%
The Newark Group, Inc. (a) (b)	329,969	$303,571

TOTAL COMMON STOCK (Cost $290,644)		303,571

TOTAL EQUITIES (Cost $290,644)		303,571

	Principal Amount
BONDS & NOTES — 95.3%

BANK LOANS — 2.3%
Oil & Gas — 1.4%
Caelus Energy Alaska O3 LLC, 2nd Lien Term Loan 8.750% 4/15/20	$5,254,429	2,758,575
Fieldwood Energy LLC, 2nd Lien Term Loan 8.375% 9/30/20	6,549,595	982,439

		3,741,014

Pharmaceuticals — 0.9%
Synarc-Biocore Holdings LLC, 2nd Lien Term Loan 9.250% 3/10/22	2,448,101	2,233,893

TOTAL BANK LOANS (Cost $11,447,036)		5,974,907

CORPORATE DEBT — 93.0%
Aerospace & Defense — 1.4%
Moog, Inc. (c) 5.250% 12/01/22	948,000	957,479
TransDigm, Inc. 6.500% 7/15/24	2,035,000	2,023,807
TransDigm, Inc. (c) 6.500% 5/15/25	606,000	587,063

		3,568,349

Agriculture — 1.4%
Pinnacle Operating Corp. (c) 9.000% 11/15/20	3,873,000	3,640,620

Airlines — 0.8%
Allegiant Travel Co. 5.500% 7/15/19	2,020,000	2,045,250

Apparel — 0.5%
Perry Ellis International, Inc. 7.875% 4/01/19	1,386,000	1,386,000

	Principal Amount	Value
Auto Manufacturers — 1.4%
Allied Specialty Vehicles, Inc. (c) 8.500% 11/01/19	$3,600,000	$3,654,000

Automotive & Parts — 2.3%
Accuride Corp. 9.500% 8/01/18	2,790,000	2,315,700
Cooper Tire & Rubber Co. 8.000% 12/15/19	691,000	773,920
International Automotive Components Group SA (c) 9.125% 6/01/18	3,268,000	2,794,140

		5,883,760

Banks — 1.0%
Ally Financial, Inc. 8.000% 11/01/31	2,175,000	2,512,125

Beverages — 0.2%
Constellation Brands, Inc. 4.750% 12/01/25	481,000	490,019

Building Materials — 2.3%
Cemex Finance LLC (c) 9.375% 10/12/22	2,400,000	2,526,000
Cemex SAB de CV (c) 6.125% 5/05/25	1,102,000	942,210
Headwaters, Inc. 7.250% 1/15/19	2,500,000	2,556,250

		6,024,460

Chemicals — 2.2%
A Schulman, Inc. (c) 6.875% 6/01/23	1,122,000	1,074,315
The Chemours Co. (c) 7.000% 5/15/25	859,000	586,268
Omnova Solutions, Inc. STEP 7.875% 11/01/18	2,011,000	1,970,780
Platform Specialty Products Corp. (c) 10.375% 5/01/21	589,000	587,527
TPC Group, Inc. (c) 8.750% 12/15/20	2,144,000	1,393,600

		5,612,490

Coal — 0.2%
Murray Energy Corp. (c) 11.250% 4/15/21	2,650,000	483,625

Commercial Services — 5.7%
Multi-Color Corp. (c) 6.125% 12/01/22	2,464,000	2,439,360
Mustang Merger Corp. (c) 8.500% 8/15/21	7,420,000	7,698,250
Prospect Medical Holdings, Inc. (c) 8.375% 5/01/19	1,177,000	1,224,080

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
StoneMor Partners LP/Cornerstone Family of WV 7.875% 6/01/21	$3,245,000	$3,342,350

		14,704,040

Diversified Financial — 3.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.250% 7/01/20	919,000	925,893
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.625% 10/30/20	1,542,000	1,578,622
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.625% 7/01/22	1,019,000	1,030,464
Aircastle Ltd. 5.500% 2/15/22	802,000	822,050
Ally Financial, Inc. 3.250% 11/05/18	500,000	490,625
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 5.875% 2/01/22	2,000,000	1,955,000
National Financial Partners Corp. (c) 9.000% 7/15/21	1,192,000	1,090,680

		7,893,334

Electrical Components & Equipment — 0.7%
International Wire Group Holdings, Inc. (c) 8.500% 10/15/17	1,700,000	1,738,250

Engineering & Construction — 1.1%
Zachry Holdings, Inc. (c) 7.500% 2/01/20	2,839,000	2,782,220

Foods — 1.2%
Dean Foods Co. (c) 6.500% 3/15/23	623,000	647,920
Post Holdings, Inc. (c) 7.750% 3/15/24	1,392,000	1,458,120
Post Holdings, Inc. (c) 8.000% 7/15/25	911,000	965,660

		3,071,700

Forest Products & Paper — 2.0%
Appvion, Inc. (c) 9.000% 6/01/20	3,622,000	1,448,800
Xerium Technologies, Inc. 8.875% 6/15/18	3,926,000	3,847,971

		5,296,771

Gas — 0.4%
LBC Tank Terminals Holding Netherlands BV (c) 6.875% 5/15/23	1,188,000	1,176,120

	Principal Amount	Value
Health Care – Products — 1.8%
Alere, Inc. (c) 6.375% 7/01/23	$2,100,000	$1,963,500
Alere, Inc. 6.500% 6/15/20	2,065,000	1,982,400
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (c) 5.500% 4/15/25	704,000	647,680

		4,593,580

Health Care – Services — 6.3%
DaVita HealthCare Partners, Inc. 5.000% 5/01/25	2,760,000	2,663,400
HCA, Inc. 5.250% 4/15/25	1,159,000	1,167,693
HCA, Inc. 5.375% 2/01/25	1,150,000	1,135,625
HCA, Inc. 5.875% 2/15/26	2,241,000	2,249,404
HealthSouth Corp. 5.750% 11/01/24	715,000	681,931
HealthSouth Corp. (c) 5.750% 11/01/24	2,421,000	2,309,029
HealthSouth Corp. (c) 5.750% 9/15/25	736,000	684,480
Kindred Healthcare, Inc. 8.750% 1/15/23	2,112,000	1,943,040
MEDNAX, Inc. (c) 5.250% 12/01/23	320,000	321,600
Tenet Healthcare Corp. 6.750% 6/15/23	1,261,000	1,169,577
Tenet Healthcare Corp. 8.125% 4/01/22	2,050,000	2,044,875

		16,370,654

Holding Company – Diversified — 0.7%
Carlson Travel Holdings, Inc. (c) 7.500% 8/15/19	1,755,000	1,728,675

Home Builders — 4.3%
Brookfield Residential Properties, Inc. (c) 6.375% 5/15/25	897,000	834,210
Brookfield Residential Properties, Inc. (c) 6.500% 12/15/20	2,230,000	2,149,162
Lennar Corp. 4.500% 11/15/19	1,151,000	1,170,423
Lennar Corp. 4.750% 5/30/25	1,991,000	1,946,203
M/I Homes, Inc. (c) 6.750% 1/15/21	1,500,000	1,477,500
William Lyon Homes, Inc. (c) 7.000% 8/15/22	1,286,000	1,289,215
William Lyon Homes, Inc. 8.500% 11/15/20	2,238,000	2,366,685

		11,233,398

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Insurance — 1.0%
CNO Financial Group, Inc. 4.500% 5/30/20	$338,000	$344,760
CNO Financial Group, Inc. 5.250% 5/30/25	362,000	368,335
Onex York Acquisition Corp. (c) 8.500% 10/01/22	2,302,000	1,887,640

		2,600,735

Leisure Time — 3.1%
Brunswick Corp. (c) 4.625% 5/15/21	910,000	907,725
Brunswick Corp. 7.125% 8/01/27	3,993,000	4,232,580
Brunswick Corp. 7.375% 9/01/23	650,000	702,000
Carlson Wagonlit BV (c) 6.875% 6/15/19	1,646,000	1,687,150
Sabre GLBL, Inc. (c) 5.250% 11/15/23	452,000	446,915

		7,976,370

Lodging — 1.1%
Interval Acquisition Corp. (c) 5.625% 4/15/23	2,917,000	2,895,123

Machinery – Diversified — 0.3%
Zebra Technologies Corp. 7.250% 10/15/22	859,000	897,655

Manufacturing — 3.3%
CTP Transportation Products LLC/CTP Finance, Inc. (c) 8.250% 12/15/19	1,385,000	1,443,862
EnPro Industries, Inc. 5.875% 9/15/22	3,159,000	3,127,410
JB Poindexter & Co., Inc. (c) 9.000% 4/01/22	3,805,000	3,976,225

		8,547,497

Media — 9.8%
CCO Holdings LLC/CCO Holdings Capital Corp. 5.750% 1/15/24	1,438,000	1,477,545
CCO Holdings LLC/CCO Holdings Capital Corp. (c) 5.875% 5/01/27	1,649,000	1,640,755
DISH DBS Corp. 5.875% 11/15/24	1,853,000	1,649,170
Entercom Radio LLC 10.500% 12/01/19	1,805,000	1,868,175
Gray Television, Inc. 7.500% 10/01/20	3,467,000	3,562,342
Harron Communications LP/Harron Finance Corp. (c) 9.125% 4/01/20	2,150,000	2,273,625

	Principal Amount	Value
MHGE Parent LLC/MHGE Parent Finance, Inc. (c) 8.500% 8/01/19	$3,000,000	$2,970,000
Midcontinent Communications & Midcontinent Finance Corp. (c) 6.875% 8/15/23	1,624,000	1,644,300
Numericable-SFR SAS (c) 6.000% 5/15/22	770,000	746,900
Numericable-SFR SAS (c) 6.250% 5/15/24	385,000	371,525
RCN Telecom Services LLC/RCN Capital Corp. (c) 8.500% 8/15/20	3,253,000	3,285,530
Sirius XM Radio, Inc. (c) 5.375% 4/15/25	3,951,000	3,975,694

		25,465,561

Mining — 0.7%
Hecla Mining Co. 6.875% 5/01/21	2,433,000	1,776,090

Oil & Gas — 6.4%
Calumet Specialty Products Partners LP/Calumet Finance Corp. 7.625% 1/15/22	750,000	637,500
Citgo Holding, Inc. (c) 10.750% 2/15/20	3,914,000	3,796,580
EP Energy LLC/Everest Acquisition Finance, Inc. 9.375% 5/01/20	4,017,000	2,560,837
Hilcorp Energy I LP/Hilcorp Finance Co. (c) 5.000% 12/01/24	1,280,000	1,062,400
Kosmos Energy Ltd. (c) 7.875% 8/01/21	2,390,000	1,923,950
Newfield Exploration Co. 5.375% 1/01/26	850,000	703,375
PBF Holding Co. LLC/PBF Finance Corp. (c) 7.000% 11/15/23	1,536,000	1,497,600
Seventy Seven Energy, Inc. 6.500% 7/15/22	2,397,000	377,528
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 5.500% 8/15/22	680,000	503,200
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 7.500% 7/01/21	1,180,000	1,003,000
Sunoco LP/Sunoco Finance Corp. (c) 5.500% 8/01/20	833,000	789,267
Tullow Oil PLC (c) 6.250% 4/15/22	2,760,000	1,849,200

		16,704,437

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Packaging & Containers — 2.2%
Coveris Holdings SA (c) 7.875% 11/01/19	$3,892,000	$3,395,770
Sealed Air Corp. (c) 6.875% 7/15/33	2,334,000	2,386,515

		5,782,285

Pharmaceuticals — 1.9%
Capsugel SA (c) 7.000% 5/15/19	755,000	736,125
Valeant Pharmaceuticals International, Inc. (c) 6.125% 4/15/25	4,768,000	4,255,440

		4,991,565

Pipelines — 1.0%
Genesis Energy LP/Genesis Energy Finance Corp. 6.000% 5/15/23	2,125,000	1,700,000
Genesis Energy LP/Genesis Energy Finance Corp. 6.750% 8/01/22	1,200,000	1,020,000

		2,720,000

Real Estate Investment Trusts (REITS) — 0.5%
RHP Hotel Properties LP/RHP Finance Corp. 5.000% 4/15/23	1,426,000	1,426,000

Retail — 2.8%
Carrols Restaurant Group, Inc. 8.000% 5/01/22	1,402,000	1,479,110
Family Tree Escrow LLC (c) 5.250% 3/01/20	827,000	853,878
Family Tree Escrow LLC (c) 5.750% 3/01/23	4,733,000	4,898,655

		7,231,643

Savings & Loans — 1.2%
Consolidated Energy Finance SA (c) 6.750% 10/15/19	3,360,000	3,211,992

Software — 2.4%
Audatex North America, Inc. (c) 6.125% 11/01/23	2,800,000	2,817,500
First Data Corp. (c) 7.000% 12/01/23	2,604,000	2,604,000
MSCI, Inc. (c) 5.750% 8/15/25	709,000	726,725

		6,148,225

Telecommunications — 8.3%
Altice Financing SA (c) 6.500% 1/15/22	1,485,000	1,470,150
Altice Finco SA (c) 8.125% 1/15/24	1,094,000	1,058,445

	Principal Amount	Value
Altice SA (c) 7.750% 5/15/22	$1,955,000	$1,764,387
CPI International, Inc. STEP 8.750% 2/15/18	3,278,000	3,228,830
DigitalGlobe, Inc. (c) 5.250% 2/01/21	1,050,000	882,000
Frontier Communications Corp. (c) 8.875% 9/15/20	931,000	942,638
Frontier Communications Corp. (c) 10.500% 9/15/22	2,639,000	2,629,104
GCI, Inc. 6.875% 4/15/25	4,000,000	4,090,000
Sprint Corp. 7.250% 9/15/21	1,460,000	1,101,862
Sprint Corp. 7.875% 9/15/23	1,580,000	1,186,580
T-Mobile USA, Inc. 6.500% 1/15/26	1,318,000	1,330,508
West Corp. (c) 5.375% 7/15/22	2,175,000	1,875,937

		21,560,441

Transportation — 6.1%
OPE KAG Finance Sub, Inc. (c) 7.875% 7/31/23	6,839,000	6,796,256
Topaz Marine SA (c) 8.625% 11/01/18	2,838,000	2,581,729
Watco Cos. LLC/Watco Finance Corp. (c) 6.375% 4/01/23	2,730,000	2,689,050
XPO Logistics, Inc. (c) 6.500% 6/15/22	2,700,000	2,497,500
XPO Logistics, Inc. (c) 7.875% 9/01/19	1,163,000	1,182,503

		15,747,038

TOTAL CORPORATE DEBT (Cost $255,924,962)		241,572,097

TOTAL BONDS & NOTES (Cost $267,371,998)		247,547,004

TOTAL LONG-TERM INVESTMENTS (Cost $267,662,642)		247,850,575

SHORT-TERM INVESTMENTS — 5.4%
Commercial Paper — 3.1%
COX Enterprises, Inc. (c) 0.650% 1/04/16	3,249,999	3,249,863
Holcim US Finance SARL & Cie 0.710% 1/14/16	4,800,000	4,799,171

		8,049,034

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Time Deposit — 2.3%
Euro Time Deposit 0.010% 1/04/16	$6,036,820	$6,036,820

TOTAL SHORT-TERM INVESTMENTS (Cost $14,085,057)		14,085,854

TOTAL INVESTMENTS — 100.8% (Cost $281,747,699) (d)		261,936,429

Other Assets/(Liabilities) — (0.8)%		(2,047,722)

NET ASSETS — 100.0%		$259,888,707

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
STEP	Step Up Bond
(a)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2015, these securities amounted to a value of $303,571 or 0.12% of net assets.
(b)	Non-income producing security.
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015, these securities amounted to a value of $151,879,486 or 58.44% of net assets.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments

December 31, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 56.9%

COMMON STOCK — 56.8%
Basic Materials — 1.1%
Chemicals — 0.8%
Airgas, Inc.	3	$416
CF Industries Holdings, Inc.	425	17,344
CSW Industrials, Inc. (a)	3,900	146,913
The Dow Chemical Co.	6,593	339,408
E.I. du Pont de Nemours & Co.	71	4,729
Eastman Chemical Co.	794	53,603
Ecolab, Inc.	4	457
International Flavors & Fragrances, Inc.	113	13,519
LyondellBasell Industries NV Class A	2,660	231,154
Monsanto Co.	49	4,827
The Mosaic Co.	3,500	96,565
PPG Industries, Inc.	8	791
Praxair, Inc.	4	410
The Sherwin-Williams Co.	57	14,797

		924,933

Forest Products & Paper — 0.0%
International Paper Co.	607	22,884

Iron & Steel — 0.2%
Nucor Corp.	4,361	175,748

Mining — 0.1%
Alcoa, Inc.	46	454
Freeport-McMoRan, Inc.	48	325
Newmont Mining Corp.	7,584	136,436
Vulcan Materials Co.	98	9,307

		146,522

		1,270,087

Communications — 7.4%
Advertising — 0.1%
The Interpublic Group of Companies, Inc.	4,933	114,840
Omnicom Group, Inc.	798	60,377

		175,217

Internet — 3.3%
Akamai Technologies, Inc. (a)	10	526
Alphabet, Inc. Class A (a)	1,024	796,682
Alphabet, Inc. Class C (a)	1,026	778,611
Amazon.com, Inc. (a)	1,446	977,337
eBay, Inc. (a)	9,665	265,594
Expedia, Inc.	1,023	127,159
F5 Networks, Inc. (a)	1,740	168,710
Facebook, Inc. Class A (a)	1,430	149,664
Liberty Ventures Series A (a)	1,600	72,176
Netflix, Inc. (a)	192	21,961
The Priceline Group, Inc. (a)	164	209,092

	Number of Shares	Value
Symantec Corp.	4,979	$104,559
TripAdvisor, Inc. (a)	43	3,666
VeriSign, Inc. (a)	2,489	217,439
Yahoo!, Inc. (a)	34	1,131

		3,894,307

Media — 1.7%
Cablevision Systems Corp. Class A	900	28,710
CBS Corp. Class B	70	3,299
Comcast Corp. Class A	5,481	309,293
Discovery Communications, Inc. Series A (a)	4,900	130,732
Discovery Communications, Inc. Series C (a)	1,200	30,264
The McGraw Hill Financial, Inc.	89	8,774
News Corp. Class A	30	401
Scripps Networks Interactive Class A	1,724	95,182
Starz Class A (a)	3,650	122,275
TEGNA, Inc.	8,507	217,099
Time Warner Cable, Inc.	708	131,398
Time Warner, Inc.	3,288	212,635
Twenty-First Century Fox Class A	2,921	79,334
Viacom, Inc. Class B	2,690	110,720
The Walt Disney Co.	5,132	539,270

		2,019,386

Telecommunications — 2.3%
AT&T, Inc.	7,730	265,989
CenturyLink, Inc.	1,554	39,099
Cisco Systems, Inc.	23,224	630,648
Corning, Inc.	7,074	129,313
Frontier Communications Corp.	70	327
Harris Corp.	54	4,692
Juniper Networks, Inc.	8,248	227,645
Motorola Solutions, Inc.	3,134	214,522
QUALCOMM, Inc.	1,388	69,379
Verizon Communications, Inc.	22,032	1,018,319
Windstream Holdings, Inc.	6,200	39,928

		2,639,861

		8,728,771

Consumer, Cyclical — 6.0%
Airlines — 0.6%
American Airlines Group, Inc.	4,800	203,280
Delta Air Lines, Inc.	5,000	253,450
Southwest Airlines Co.	5,366	231,060

		687,790

Apparel — 0.4%
Michael Kors Holdings Ltd. (a)	3,100	124,186
Nike, Inc. Class B	5,684	355,250
VF Corp.	500	31,125

		510,561

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Auto Manufacturers — 0.5%
Ford Motor Co.	18,462	$260,129
General Motors Co.	6,400	217,664
Oshkosh Corp.	2,400	93,696
Paccar, Inc.	34	1,612

		573,101

Automotive & Parts — 0.3%
Allison Transmission Holdings, Inc.	3,400	88,026
Delphi Automotive PLC	1,000	85,730
The Goodyear Tire & Rubber Co.	6,361	207,814
Johnson Controls, Inc.	5	197

		381,767

Distribution & Wholesale — 0.1%
Fastenal Co.	70	2,858
Fossil Group, Inc. (a)	30	1,097
Genuine Parts Co.	536	46,037
W.W. Grainger, Inc.	4	810
WESCO International, Inc. (a)	850	37,128

		87,930

Entertainment — 0.1%
The Madison Square Garden Co. Class A (a)	790	127,822

Home Builders — 0.0%
D.R. Horton, Inc.	59	1,890
PulteGroup, Inc.	74	1,319

		3,209

Home Furnishing — 0.1%
Harman International Industries, Inc.	124	11,682
Whirlpool Corp.	324	47,586

		59,268

Housewares — 0.0%
Newell Rubbermaid, Inc.	1,083	47,739

Leisure Time — 0.4%
Carnival Corp.	2,373	129,281
Harley-Davidson, Inc.	8	363
Jarden Corp. (a)	2,400	137,088
Royal Caribbean Cruises Ltd.	2,000	202,420

		469,152

Lodging — 0.4%
Marriott International, Inc. Class A	313	20,983
Starwood Hotels & Resorts Worldwide, Inc.	3,260	225,853
Wyndham Worldwide Corp.	3,122	226,813
Wynn Resorts Ltd.	9	623

		474,272

Retail — 3.0%
AutoNation, Inc. (a)	320	19,091
AutoZone, Inc. (a)	96	71,223
Bed Bath & Beyond, Inc. (a)	673	32,472

	Number of Shares	Value
Best Buy Co., Inc.	1,408	$42,874
CarMax, Inc. (a)	500	26,985
Coach, Inc.	84	2,749
Costco Wholesale Corp.	248	40,052
CVS Health Corp.	3,693	361,065
Darden Restaurants, Inc.	573	36,466
Dollar General Corp.	600	43,122
Dollar Tree, Inc. (a)	71	5,483
GameStop Corp. Class A	5,261	147,518
The Gap, Inc.	205	5,064
The Home Depot, Inc.	2,440	322,690
Kohl’s Corp.	1,561	74,350
L Brands, Inc.	600	57,492
Lowe’s Cos., Inc.	3,729	283,553
Macy’s, Inc.	840	29,383
McDonald’s Corp.	3,425	404,629
Nordstrom, Inc.	11	548
O’Reilly Automotive, Inc. (a)	874	221,489
PVH Corp.	550	40,508
Ross Stores, Inc.	1,392	74,904
Staples, Inc.	2,683	25,408
Starbucks Corp.	3,890	233,517
Target Corp.	2,867	208,173
Tiffany & Co.	11	839
The TJX Cos., Inc.	1,140	80,837
Urban Outfitters, Inc. (a)	60	1,365
Vista Outdoor, Inc. (a)	2,200	97,922
Wal-Mart Stores, Inc.	5,853	358,789
Walgreens Boots Alliance, Inc.	1,306	111,212
Yum! Brands, Inc.	136	9,935

		3,471,707

Textiles — 0.0%
Cintas Corp.	449	40,882

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	747	50,318
Mattel, Inc.	61	1,657

		51,975

		6,987,175

Consumer, Non-cyclical — 13.3%
Agriculture — 1.0%
Altria Group, Inc.	10,841	631,055
Archer-Daniels-Midland Co.	1,226	44,970
Philip Morris International, Inc.	3,496	307,333
Reynolds American, Inc.	4,482	206,844

		1,190,202

Beverages — 1.2%
Brown-Forman Corp. Class B	1	99
The Coca-Cola Co.	1,624	69,767
Coca-Cola Enterprises, Inc.	4,985	245,461
Constellation Brands, Inc. Class A	672	95,720
Dr. Pepper Snapple Group, Inc.	1,210	112,772

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Keurig Green Mountain, Inc.	40	$3,599
Molson Coors Brewing Co. Class B	436	40,949
Monster Beverage Corp. (a)	250	37,240
PepsiCo, Inc.	8,442	843,525

		1,449,132

Biotechnology — 1.7%
Amgen, Inc.	4,775	775,126
Biogen, Inc. (a)	524	160,527
Celgene Corp. (a)	8	958
Gilead Sciences, Inc.	9,822	993,888
Regeneron Pharmaceuticals, Inc. (a)	10	5,429
Vertex Pharmaceuticals, Inc. (a)	100	12,583

		1,948,511

Commercial Services — 1.4%
The ADT Corp.	850	28,033
Automatic Data Processing, Inc.	621	52,611
Equifax, Inc.	1,236	137,653
H&R Block, Inc.	3,442	114,653
McKesson Corp.	1,211	238,846
Moody’s Corp.	325	32,610
Paychex, Inc.	813	43,000
PayPal Holdings, Inc. (a)	4,165	150,773
Quanta Services, Inc. (a)	24	486
Robert Half International, Inc.	335	15,792
Sotheby’s	2,000	51,520
Total System Services, Inc.	2,721	135,506
United Rentals, Inc. (a)	2,900	210,366
Visa, Inc. Class A	1,860	144,243
Western Union Co.	13,407	240,119

		1,596,211

Cosmetics & Personal Care — 0.3%
Colgate-Palmolive Co.	806	53,696
Coty, Inc. Class A	4,100	105,083
The Estee Lauder Cos., Inc. Class A	796	70,096
The Procter & Gamble Co.	2,233	177,322

		406,197

Foods — 1.3%
Campbell Soup Co.	165	8,671
ConAgra Foods, Inc.	3,234	136,345
General Mills, Inc.	494	28,484
The Hershey Co.	419	37,404
Hormel Foods Corp.	1,094	86,514
The J.M. Smucker Co.	1,204	148,501
Kellogg Co.	135	9,756
The Kraft Heinz Co.	73	5,311
The Kroger Co.	4,368	182,713
McCormick & Co., Inc.	73	6,246
Mondelez International, Inc. Class A	8,821	395,534
Sysco Corp.	566	23,206
Tyson Foods, Inc. Class A	5,420	289,049
WhiteWave Foods Co. (a)	2,850	110,894

	Number of Shares	Value
Whole Foods Market, Inc.	72	$2,412

		1,471,040

Health Care – Products — 1.4%
Baxter International, Inc.	22	839
Becton, Dickinson & Co.	171	26,350
Boston Scientific Corp. (a)	1,021	18,827
C.R. Bard, Inc.	364	68,956
Edwards Lifesciences Corp. (a)	540	42,649
Intuitive Surgical, Inc. (a)	14	7,646
Johnson & Johnson	7,529	773,379
Medtronic PLC	6,016	462,751
St. Jude Medical, Inc.	698	43,116
Stryker Corp.	1,069	99,353
Varian Medical Systems, Inc. (a)	674	54,459
West Pharmaceutical Services, Inc.	900	54,198
Zimmer Biomet Holdings, Inc.	364	37,343

		1,689,866

Health Care – Services — 1.0%
Aetna, Inc.	1,692	182,939
Anthem, Inc.	1,728	240,952
Cigna Corp.	1,429	209,105
DaVita HealthCare Partners, Inc. (a)	46	3,207
HCA Holdings, Inc. (a)	1,100	74,393
Humana, Inc.	225	40,165
Laboratory Corporation of America Holdings (a)	1	124
Quest Diagnostics, Inc.	635	45,174
Tenet Healthcare Corp. (a)	29	879
Thermo Fisher Scientific, Inc.	898	127,381
UnitedHealth Group, Inc.	1,611	189,518
Universal Health Services, Inc. Class B	110	13,144

		1,126,981

Household Products — 0.3%
Avery Dennison Corp.	3,182	199,384
The Clorox Co.	1,237	156,889
Kimberly-Clark Corp.	100	12,730

		369,003

Pharmaceuticals — 3.7%
Abbott Laboratories	4,204	188,802
AbbVie, Inc.	5,204	308,285
Allergan PLC (a)	49	15,313
AmerisourceBergen Corp.	1,830	189,789
Baxalta, Inc.	7,722	301,390
Bristol-Myers Squibb Co.	612	42,099
Cardinal Health, Inc.	1,755	156,669
DENTSPLY International, Inc.	1,561	94,987
Eli Lilly & Co.	2,807	236,518
Endo International PLC (a)	500	30,610
Express Scripts Holding Co. (a)	4,245	371,055
Mallinckrodt PLC (a)	1,250	93,287

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Mead Johnson Nutrition Co.	24	$1,895
Merck & Co., Inc.	14,729	777,986
Mylan NV (a)	2,359	127,551
Patterson Cos., Inc.	61	2,758
Perrigo Co. PLC	190	27,493
Pfizer, Inc.	34,022	1,098,230
Zoetis, Inc.	5,960	285,603

		4,350,320

		15,597,463

Diversified — 0.0%
Holding Company – Diversified — 0.0%
Leucadia National Corp.	2,236	38,884

Energy — 3.3%
Coal — 0.0%
CONSOL Energy, Inc.	57	451

Energy – Alternate Sources — 0.3%
First Solar, Inc. (a)	4,400	290,356

Oil & Gas — 2.5%
Anadarko Petroleum Corp.	97	4,712
Apache Corp.	98	4,358
Cabot Oil & Gas Corp.	92	1,627
Chesapeake Energy Corp.	2,398	10,791
Chevron Corp.	4,170	375,133
ConocoPhillips	10	467
Devon Energy Corp.	17	544
Diamond Offshore Drilling, Inc.	7,585	160,044
Ensco PLC Class A	15,100	232,389
EOG Resources, Inc.	92	6,513
EQT Corp.	29	1,512
Exxon Mobil Corp.	9,349	728,755
Helmerich & Payne, Inc.	40	2,142
Hess Corp.	1,347	65,303
Marathon Oil Corp.	85	1,070
Marathon Petroleum Corp.	2,664	138,102
Murphy Oil Corp.	1,422	31,924
Murphy USA, Inc. (a)	926	56,245
Noble Energy, Inc.	66	2,173
Occidental Petroleum Corp.	30	2,028
Phillips 66	5,905	483,029
Pioneer Natural Resources Co.	3	376
Range Resources Corp.	99	2,436
Tesoro Corp.	2,726	287,239
Valero Energy Corp.	5,410	382,541

		2,981,453

Oil & Gas Services — 0.5%
Baker Hughes, Inc.	374	17,260
Cameron International Corp. (a)	3,137	198,258
FMC Technologies, Inc. (a)	72	2,089
Halliburton Co.	71	2,417
National Oilwell Varco, Inc.	1,009	33,791
Schlumberger Ltd.	845	58,939

	Number of Shares	Value
Transocean Ltd.	19,700	$243,886

		556,640

Pipelines — 0.0%
Columbia Pipeline Group, Inc.	172	3,440
Kinder Morgan, Inc.	60	895
Spectra Energy Corp.	71	1,700
The Williams Cos., Inc.	33	848

		6,883

		3,835,783

Financial — 10.1%
Banks — 3.0%
Bank of America Corp.	59,342	998,726
The Bank of New York Mellon Corp.	5,995	247,114
BB&T Corp.	2,712	102,541
Capital One Financial Corp.	2,075	149,773
Comerica, Inc.	124	5,187
Fifth Third Bancorp	13,121	263,732
Huntington Bancshares, Inc.	1,110	12,277
KeyCorp	3,472	45,796
M&T Bank Corp.	281	34,051
Northern Trust Corp.	1,061	76,487
PNC Financial Services Group, Inc.	2,445	233,033
Regions Financial Corp.	6,343	60,893
State Street Corp.	385	25,549
SunTrust Banks, Inc.	5,800	248,472
U.S. Bancorp	3,029	129,247
Wells Fargo & Co.	16,164	878,675
Zions Bancorp	49	1,338

		3,512,891

Diversified Financial — 3.0%
American Express Co.	288	20,030
Ameriprise Financial, Inc.	205	21,816
BlackRock, Inc.	410	139,613
The Charles Schwab Corp.	22	725
Citigroup, Inc.	14,984	775,422
CME Group, Inc.	555	50,283
Discover Financial Services	1,595	85,524
E*TRADE Financial Corp. (a)	4,993	147,993
Franklin Resources, Inc.	48	1,767
The Goldman Sachs Group, Inc.	1,028	185,276
Intercontinental Exchange, Inc.	152	38,952
Invesco Ltd.	2,123	71,078
JP Morgan Chase & Co.	20,865	1,377,716
Legg Mason, Inc.	2,297	90,111
MasterCard, Inc. Class A	1,450	141,172
Morgan Stanley	1,396	44,407
The Nasdaq, Inc.	3,022	175,790
Navient Corp.	3,818	43,716
Santander Consumer USA Holdings, Inc. (a)	2,200	34,870
Synchrony Financial (a)	3,000	91,230

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
T. Rowe Price Group, Inc.	86	$6,148

		3,543,639

Insurance — 3.1%
ACE Ltd.	1,530	178,781
Aflac, Inc.	3,845	230,315
The Allstate Corp.	3,386	210,237
American International Group, Inc.	2,811	174,198
Aon PLC	706	65,100
Assurant, Inc.	3,610	290,749
Berkshire Hathaway, Inc. Class B (a)	3,873	511,391
The Chubb Corp.	1,964	260,505
Cincinnati Financial Corp.	3,624	214,432
Fidelity & Guaranty Life	1,700	43,129
The Hartford Financial Services Group, Inc.	2,290	99,523
Lincoln National Corp.	958	48,149
Loews Corp.	6,134	235,546
Marsh & McLennan Cos., Inc.	1,230	68,204
MetLife, Inc.	3,729	179,775
Principal Financial Group, Inc.	1,735	78,040
The Progressive Corp.	1,634	51,961
Prudential Financial, Inc.	2,235	181,951
Torchmark Corp.	580	33,153
The Travelers Cos., Inc.	2,103	237,345
Unum Group	4,235	140,983
XL Group PLC	897	35,144

		3,568,611

Real Estate — 0.0%
CBRE Group, Inc. (a)	1,198	41,427

Real Estate Investment Trusts (REITS) — 0.8%
American Tower Corp.	198	19,196
Apartment Investment & Management Co. Class A	164	6,565
AvalonBay Communities, Inc.	424	78,071
Boston Properties, Inc.	7	893
Crown Castle International Corp.	1,400	121,030
Equity Residential	901	73,513
Essex Property Trust, Inc.	300	71,823
General Growth Properties, Inc.	3,900	106,119
HCP, Inc.	976	37,322
Host Hotels & Resorts, Inc.	930	14,266
Iron Mountain, Inc.	73	1,972
Kimco Realty Corp.	1,410	37,309
The Macerich Co.	400	32,276
Mack-Cali Realty Corp.	2,050	47,867
Plum Creek Timber Co., Inc.	73	3,484
Prologis, Inc.	1,616	69,359
Public Storage	27	6,688
Simon Property Group, Inc.	554	107,720
Ventas, Inc.	36	2,031
Vornado Realty Trust	165	16,493
Welltower, Inc.	274	18,640

	Number of Shares	Value
Weyerhaeuser Co.	77	$2,308

		874,945

Savings & Loans — 0.2%
Beneficial Bancorp, Inc. (a)	6,800	90,576
People’s United Financial, Inc.	11,359	183,448

		274,024

		11,815,537

Industrial — 5.8%
Aerospace & Defense — 1.2%
The Boeing Co.	3,686	532,959
General Dynamics Corp.	778	106,866
KLX, Inc. (a)	2,900	89,291
L-3 Communications Holdings, Inc.	1,334	159,426
Lockheed Martin Corp.	421	91,420
Northrop Grumman Corp.	1,123	212,034
Raytheon Co.	976	121,541
Rockwell Collins, Inc.	457	42,181
United Technologies Corp.	1,102	105,869

		1,461,587

Airlines — 0.2%
United Continental Holdings, Inc. (a)	3,400	194,820

Building Materials — 0.2%
Masco Corp.	7,494	212,080

Electrical Components & Equipment — 0.2%
Emerson Electric Co.	743	35,538
Energizer Holdings, Inc.	4,800	163,488

		199,026

Electronics — 0.6%
Agilent Technologies, Inc.	373	15,595
Allegion PLC	4,400	290,048
Amphenol Corp. Class A	72	3,761
FLIR Systems, Inc.	35	982
Keysight Technologies, Inc. (a)	3,200	90,656
Kimball Electronics, Inc. (a)	7,900	86,821
Knowles Corp. (a)	5,500	73,315
PerkinElmer, Inc.	24	1,286
TE Connectivity Ltd.	100	6,461
Tyco International PLC	1,200	38,268
Waters Corp. (a)	300	40,374

		647,567

Engineering & Construction — 0.0%
Fluor Corp.	347	16,385
Jacobs Engineering Group, Inc. (a)	524	21,982

		38,367

Environmental Controls — 0.1%
Republic Services, Inc.	87	3,827
Stericycle, Inc. (a)	87	10,492
Waste Management, Inc.	2,345	125,153

		139,472

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Hand & Machine Tools — 0.0%
Snap-on, Inc.	85	$14,571
Stanley Black & Decker, Inc.	252	26,896

		41,467

Machinery – Construction & Mining — 0.2%
Caterpillar, Inc.	1,150	78,154
Hyster-Yale Materials Handling, Inc.	1,800	94,410
Ingersoll-Rand PLC	200	11,058

		183,622

Machinery – Diversified — 0.6%
AGCO Corp.	2,200	99,858
Cummins, Inc.	803	70,672
Deere & Co.	1,781	135,837
Flowserve Corp.	91	3,829
Rockwell Automation, Inc.	946	97,069
Roper Technologies, Inc.	434	82,369
SPX FLOW, Inc. (a)	5,000	139,550
Xylem, Inc.	701	25,587

		654,771

Manufacturing — 2.0%
3M Co.	505	76,073
Danaher Corp.	2,372	220,312
Dover Corp.	3,103	190,245
Eaton Corp. PLC	82	4,267
General Electric Co.	39,186	1,220,644
Honeywell International, Inc.	2,095	216,979
Illinois Tool Works, Inc.	1,360	126,045
Leggett & Platt, Inc.	1,595	67,022
Parker Hannifin Corp.	190	18,426
Pentair PLC	1,619	80,189
Textron, Inc.	3,585	150,606

		2,370,808

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.	9	2,088

Packaging & Containers — 0.2%
Ball Corp.	420	30,547
Owens-Illinois, Inc. (a)	22	383
Sealed Air Corp.	5,747	256,316
WestRock Co.	105	4,790

		292,036

Transportation — 0.3%
American ExpressNorfolk Southern Corp.	83	7,021
C.H. Robinson Worldwide, Inc.	1,654	102,581
CSX Corp.	73	1,894
Expeditors International of Washington, Inc.	1,984	89,478
FedEx Corp.	6	894
Ryder System, Inc.	274	15,572
Union Pacific Corp.	990	77,418

	Number of Shares	Value
United Parcel Service, Inc. Class B	595	$57,257

		352,115

		6,789,826

Technology — 8.3%
Computers — 3.5%
Accenture PLC Class A	2,570	268,565
Apple, Inc.	22,006	2,316,351
Cognizant Technology Solutions Corp. Class A (a)	1,818	109,116
CSRA, Inc.	4,775	143,250
EMC Corp.	3,153	80,969
Hewlett Packard Enterprise Co.	8,363	127,118
HP, Inc.	8,363	99,018
International Business Machines Corp.	2,830	389,465
NCR Corp. (a)	5,500	134,530
NetApp, Inc.	6,109	162,072
SanDisk Corp.	710	53,953
Science Applications International Corp.	1,000	45,780
Seagate Technology PLC	4,400	161,304
Teradata Corp. (a)	98	2,589
Western Digital Corp.	441	26,482

		4,120,562

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc.	799	16,499
Xerox Corp.	9,973	106,013

		122,512

Semiconductors — 1.7%
Analog Devices, Inc.	1,459	80,712
Applied Materials, Inc.	67	1,251
Avago Technologies Ltd.	1,600	232,240
Broadcom Corp. Class A	1,824	105,464
Intel Corp.	16,311	561,914
KLA-Tencor Corp.	4,098	284,196
Lam Research Corp.	663	52,656
Linear Technology Corp.	381	16,181
Microchip Technology, Inc.	1,024	47,657
Micron Technology, Inc. (a)	5,533	78,347
NVIDIA Corp.	6,885	226,930
Skyworks Solutions, Inc.	690	53,013
Texas Instruments, Inc.	3,445	188,820
Xilinx, Inc.	1,561	73,320

		2,002,701

Software — 3.0%
Activision Blizzard, Inc.	2,300	89,033
Adobe Systems, Inc. (a)	1,405	131,986
Autodesk, Inc. (a)	47	2,864
CA, Inc.	3,685	105,244
CDK Global, Inc.	2,850	135,289
Citrix Systems, Inc. (a)	2,645	200,094

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Dun & Bradstreet Corp.	1,399	$145,398
Electronic Arts, Inc. (a)	1,086	74,630
Fidelity National Information Services, Inc.	1,760	106,656
Fiserv, Inc. (a)	2,094	191,517
Intuit, Inc.	959	92,543
Microsoft Corp.	27,741	1,539,071
Oracle Corp.	11,588	423,310
Red Hat, Inc. (a)	1,124	93,078
Salesforce.com, Inc. (a)	1,980	155,232

		3,485,945

		9,731,720

Utilities — 1.5%
Electric — 1.5%
The AES Corp.	5,677	54,329
Ameren Corp.	972	42,020
American Electric Power Co., Inc.	1,696	98,826
CenterPoint Energy, Inc.	1,535	28,183
CMS Energy Corp.	1,110	40,049
Consolidated Edison, Inc.	909	58,421
Dominion Resources, Inc.	362	24,486
DTE Energy Co.	612	49,076
Duke Energy Corp.	486	34,695
Edison International	1,534	90,828
Entergy Corp.	1,111	75,948
Eversource Energy	622	31,766
Exelon Corp.	6,023	167,259
FirstEnergy Corp.	4,166	132,187
NextEra Energy, Inc.	1,636	169,964
NRG Energy, Inc.	20	235
Pepco Holdings, Inc.	98	2,549
PG&E Corp.	323	17,180
Pinnacle West Capital Corp.	250	16,120
PPL Corp.	3,384	115,496
Public Service Enterprise Group, Inc.	3,609	139,632
SCANA Corp.	2,072	125,335
The Southern Co.	3,034	141,961
TECO Energy, Inc.	98	2,612
WEC Energy Group, Inc.	364	18,677
Xcel Energy, Inc.	1,145	41,117

		1,718,951

Gas — 0.0%
AGL Resources, Inc.	516	32,926
NiSource, Inc.	172	3,356
Sempra Energy	72	6,768

		43,050

		1,762,001

TOTAL COMMON STOCK (Cost $66,003,392)		66,557,247

	Number of Shares	Value
PREFERRED STOCK — 0.1%
Energy — 0.0%
Oil & Gas — 0.0%
Southwestern Energy Co. 6.250%	1,200	$22,260

Financial — 0.1%
Insurance — 0.1%
The Allstate Corp. 5.100%, 3 mo. USD LIBOR + 3.165%, VRN	5,000	123,450

TOTAL PREFERRED STOCK (Cost $185,000)		145,710

TOTAL EQUITIES (Cost $66,188,392)		66,702,957

	Principal Amount
BONDS & NOTES — 33.1%

CORPORATE DEBT — 15.5%
Advertising — 0.0%
WPP Finance 2010 4.750% 11/21/21	$20,000	21,548

Aerospace & Defense — 0.0%
United Technologies Corp. 6.125% 7/15/38	15,000	18,276

Agriculture — 0.1%
Altria Group, Inc. 4.250% 8/09/42	20,000	18,351
Bunge Ltd. Finance Corp. 3.200% 6/15/17	45,000	45,441
Bunge Ltd. Finance Corp. 3.500% 11/24/20	30,000	29,833
Philip Morris International, Inc. 6.375% 5/16/38	5,000	6,307
Reynolds American, Inc. 3.250% 6/12/20	30,000	30,489
Reynolds American, Inc. 5.850% 8/15/45	30,000	33,352

		163,773

Airlines — 0.1%
American Airlines Pass-Through Trust, Series 2014-1, Class A 3.700% 4/01/28	23,546	23,560
American Airlines Pass-Through Trust, Series 2014-1, Class B 4.375% 4/01/24	13,631	13,563
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A 4.100% 10/01/29	85,000	83,725
United Airlines Pass-Through Trust, Series 2014-1, Class A 4.000% 10/11/27	29,108	29,763

		150,611

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Auto Manufacturers — 0.2%
General Motors Co. 5.200% 4/01/45	$60,000	$56,264
General Motors Financial Co., Inc. 3.200% 7/13/20	80,000	78,768
Hyundai Capital America (b) 2.550% 2/06/19	40,000	39,689

		174,721

Banks — 1.5%
Associated Banc-Corp. 2.750% 11/15/19	110,000	109,185
Bank of America Corp. 4.000% 4/01/24	75,000	76,704
Bank of America Corp. 5.650% 5/01/18	60,000	64,518
Bank of America Corp. 5.875% 2/07/42	40,000	46,683
The Bank of Nova Scotia 4.500% 12/16/25	90,000	89,584
Credit Suisse AG 5.400% 1/14/20	70,000	76,644
Discover Bank 2.000% 2/21/18	45,000	44,696
First Horizon National Corp. 3.500% 12/15/20	120,000	118,958
FirstMerit Corp. 4.350% 2/04/23	15,000	15,192
ICICI Bank Ltd. (b) 4.750% 11/25/16	59,000	60,394
Intesa Sanpaolo SpA, USD 5 year swap rate + 5.462%, VRN (b) 7.700% 12/29/49	200,000	203,750
Itau Unibanco Holding SA (b) 2.850% 5/26/18	200,000	190,200
JP Morgan Chase & Co. 3.375% 5/01/23	10,000	9,828
JP Morgan Chase & Co. 3.875% 9/10/24	50,000	49,737
Morgan Stanley 3.950% 4/23/27	40,000	38,823
Regions Financial Corp. 7.500% 5/15/18	30,000	33,334
Santander Holdings USA, Inc. 2.650% 4/17/20	85,000	83,391
State Street Corp. 3.300% 12/16/24	85,000	85,803
SVB Financial Group 3.500% 1/29/25	135,000	129,341
SVB Financial Group 5.375% 9/15/20	15,000	16,411
Valley National Bancorp 5.125% 9/27/23	50,000	52,225

	Principal Amount	Value
Wells Fargo & Co. 4.300% 7/22/27	$145,000	$148,122

		1,743,523

Biotechnology — 0.0%
Amgen, Inc. 5.150% 11/15/41	45,000	45,686

Building Materials — 0.2%
CRH America, Inc. 8.125% 7/15/18	50,000	56,880
Lafarge SA 6.500% 7/15/16	45,000	46,136
Martin Marietta Material, Inc. 3 mo. USD LIBOR + 1.100%, FRN 1.426% 6/30/17	50,000	49,652
Owens Corning, Inc. 6.500% 12/01/16	3,000	3,087
Owens Corning, Inc. 9.000% 6/15/19	10,000	11,590

		167,345

Chemicals — 0.2%
Ashland, Inc. 6.875% 5/15/43	35,000	33,250
Cytec Industries, Inc. 8.950% 7/01/17	7,000	7,618
The Dow Chemical Co. 8.550% 5/15/19	15,000	17,680
Ecolab, Inc. 4.350% 12/08/21	15,000	16,016
Incitec Pivot Finance LLC (b) 6.000% 12/10/19	25,000	27,108
Methanex Corp. 5.250% 3/01/22	5,000	4,923
RPM International, Inc. 6.125% 10/15/19	50,000	54,692
RPM International, Inc. 6.500% 2/15/18	20,000	21,572
Valspar Corp. 7.250% 6/15/19	25,000	28,364

		211,223

Commercial Services — 0.2%
The ADT Corp. 2.250% 7/15/17	65,000	64,675
Cardtronics, Inc., Convertible 1.000% 12/01/20	50,000	46,406
ERAC USA Finance LLC (b) 2.800% 11/01/18	15,000	15,097
ERAC USA Finance LLC (b) 6.700% 6/01/34	35,000	41,282

		167,460

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Computers — 0.1%
Hewlett Packard Enterprise Co. (b) 6.350% 10/15/45	$125,000	$118,668
SanDisk Corp., Convertible 0.500% 10/15/20	33,000	34,155

		152,823

Cosmetics & Personal Care — 0.0%
TheProcter & Gamble Co. 5.800% 8/15/34	10,000	12,095

Distribution & Wholesale — 0.0%
Arrow Electronics, Inc. 4.500% 3/01/23	10,000	10,103

Diversified Financial — 1.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.500% 5/15/21	180,000	182,925
Affiliated Managers Group, Inc. 3.500% 8/01/25	70,000	66,580
Affiliated Managers Group, Inc. 4.250% 2/15/24	51,000	51,517
Air Lease Corp. 3.375% 1/15/19	90,000	90,450
Air Lease Corp. 3.875% 4/01/21	60,000	60,300
Air Lease Corp. STEP 5.625% 4/01/17	15,000	15,563
Ally Financial, Inc. 4.625% 5/19/22	38,000	38,190
Ares Finance Co. LLC (b) 4.000% 10/08/24	85,000	78,843
Citigroup, Inc. 3.875% 3/26/25	290,000	282,254
Citigroup, Inc. 5.375% 8/09/20	50,000	55,744
Citigroup, Inc. 5.875% 1/30/42	20,000	22,948
Citigroup, Inc. 8.125% 7/15/39	15,000	21,514
Eaton Vance Corp. 3.625% 6/15/23	21,000	21,197
Eaton Vance Corp. 6.500% 10/02/17	4,000	4,271
General Electric Capital Corp. 6.000% 8/07/19	30,000	33,985
General Electric Capital Corp. 6.875% 1/10/39	55,000	74,969
The Goldman Sachs Group, Inc. 5.375% 3/15/20	45,000	49,434
The Goldman Sachs Group, Inc. 5.625% 1/15/17	35,000	36,354
The Goldman Sachs Group, Inc. 5.750% 1/24/22	40,000	45,489

	Principal Amount	Value
The Goldman Sachs Group, Inc. 6.150% 4/01/18	$20,000	$21,718
The Goldman Sachs Group, Inc. 6.345% 2/15/34	20,000	23,398
HSBC Finance Corp. 6.676% 1/15/21	30,000	34,430
Hyundai Capital America (b) 2.875% 8/09/18	30,000	30,316
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 3.500% 3/15/17	235,000	236,175
International Lease Finance Corp. 3.875% 4/15/18	55,000	55,412
International Lease Finance Corp. STEP 8.750% 3/15/17	20,000	21,300
Janus Capital Group, Inc. 4.875% 8/01/25	80,000	82,096
JP Morgan Chase & Co. 4.500% 1/24/22	40,000	43,144
JP Morgan Chase & Co. 4.950% 3/25/20	70,000	75,903
JP Morgan Chase & Co. 5.600% 7/15/41	45,000	51,942
Lazard Group LLC 6.850% 6/15/17	13,000	13,841
Legg Mason, Inc. 5.625% 1/15/44	35,000	34,766
Merrill Lynch & Co., Inc. 7.750% 5/14/38	20,000	27,136
Morgan Stanley 4.350% 9/08/26	30,000	30,098
Morgan Stanley 5.625% 9/23/19	50,000	55,180
Morgan Stanley 5.750% 1/25/21	20,000	22,455
Visa, Inc. 4.300% 12/14/45	79,000	80,150

		2,171,987

Electric — 1.0%
Ameren Corp. 3.650% 2/15/26	25,000	24,887
Appalachian Power Co. 3.400% 6/01/25	90,000	87,826
Entergy Louisiana LLC 4.950% 1/15/45	40,000	39,934
Florida Power & Light Co. 4.950% 6/01/35	25,000	27,450
IPALCO Enterprises, Inc. 3.450% 7/15/20	200,000	196,000
Kansas Gas & Electric Co. 5.647% 3/29/21	43,044	43,313
LG&E and KU Energy LLC 4.375% 10/01/21	60,000	63,398

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Metropolitan Edison Co. (b) 4.000% 4/15/25	$50,000	$49,501
National Fuel Gas Co. 3.750% 3/01/23	20,000	18,524
Nevada Power Co. Series N 6.650% 4/01/36	20,000	25,259
Niagara Mohawk Power Corp. (b) 2.721% 11/28/22	35,000	33,653
NiSource Finance Corp. 5.800% 2/01/42	40,000	45,464
Oncor Electric Delivery Co. 6.800% 9/01/18	5,000	5,557
Oncor Electric Delivery Co. 7.500% 9/01/38	15,000	19,832
Pacific Gas & Electric Co. 5.800% 3/01/37	25,000	29,067
Pennsylvania Electric Co. (b) 4.150% 4/15/25	70,000	70,403
PPL Capital Funding, Inc. 1.900% 6/01/18	15,000	14,859
PPL Capital Funding, Inc. 5.000% 3/15/44	45,000	46,396
Progress Energy, Inc. 7.000% 10/30/31	5,000	6,156
Puget Energy, Inc. 3.650% 5/15/25	85,000	82,355
Puget Energy, Inc. 6.500% 12/15/20	59,000	67,594
Southern California Edison Co. 5.950% 2/01/38	20,000	24,482
Transelec SA (b) 4.625% 7/26/23	25,000	26,092
Tri-State Generation & Transmission Association, Series 2003, Class A (b) 6.040% 1/31/18	30,412	31,981
Virginia Electric and Power Co. 6.350% 11/30/37	30,000	38,377
Wisconsin Public Service Corp. 5.650% 11/01/17	50,000	52,704

		1,171,064

Electronics — 0.1%
Amphenol Corp. 2.550% 1/30/19	50,000	50,009
Amphenol Corp. 4.000% 2/01/22	20,000	20,492
Arrow Electronics, Inc. 3.500% 4/01/22	60,000	57,795
Avnet, Inc. 4.875% 12/01/22	23,000	23,549

		151,845

	Principal Amount	Value
Environmental Controls — 0.0%
Republic Services, Inc. 3.800% 5/15/18	$30,000	$31,075
Republic Services, Inc. 5.250% 11/15/21	5,000	5,528

		36,603

Foods — 0.2%
ConAgra Foods, Inc. 4.950% 8/15/20	30,000	32,077
ConAgra Foods, Inc. 6.625% 8/15/39	15,000	16,163
ConAgra Foods, Inc. 7.000% 4/15/19	32,000	35,973
Kraft Foods, Inc. 6.500% 2/09/40	14,000	17,090
Tyson Foods, Inc. 2.650% 8/15/19	15,000	15,008
Tyson Foods, Inc. 4.875% 8/15/34	25,000	25,515
Whole Foods Market, Inc. (b) 5.200% 12/03/25	130,000	129,808

		271,634

Forest Products & Paper — 0.3%
International Paper Co. 4.750% 2/15/22	20,000	21,360
International Paper Co. 7.300% 11/15/39	25,000	28,495
International Paper Co. 9.375% 5/15/19	15,000	18,002
Sappi Papier Holding GmbH (b) 7.750% 7/15/17	255,000	264,881

		332,738

Gas — 0.0%
Boston Gas Co. (b) 4.487% 2/15/42	10,000	9,725

Hand & Machine Tools — 0.1%
Stanley Black & Decker, Inc. 2.451% 11/17/18	50,000	50,195

Health Care – Products — 0.1%
Boston Scientific Corp. 6.000% 1/15/20	35,000	38,865
Johnson & Johnson 5.850% 7/15/38	10,000	12,845
Zimmer Biomet Holdings, Inc. 3.550% 4/01/25	115,000	111,748

		163,458

Health Care – Services — 0.1%
Cigna Corp. 5.125% 6/15/20	20,000	21,831

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Kaiser Foundation Hospitals 3.500% 4/01/22	$15,000	$15,241
UnitedHealth Group, Inc. 6.875% 2/15/38	45,000	58,855

		95,927

Holding Company – Diversified — 0.1%
Hutchison Whampoa International Ltd. (b) 5.750% 9/11/19	45,000	49,938

Home Builders — 0.2%
Lennar Corp. 4.750% 12/15/17	275,000	282,563

Home Furnishing — 0.0%
Whirlpool Corp. 5.150% 3/01/43	10,000	9,832

Housewares — 0.0%
Newell Rubbermaid, Inc. 2.050% 12/01/17	15,000	14,732

Insurance — 1.2%
ACE INA Holdings, Inc. 3.350% 5/03/26	35,000	34,893
The Allstate Corp. 3 mo. USD LIBOR + 2.938%, VRN 5.750% 8/15/53	70,000	71,960
AXIS Specialty Finance PLC 2.650% 4/01/19	20,000	19,915
Brown & Brown, Inc. 4.200% 9/15/24	70,000	69,122
The Chubb Corp., 3 mo. USD LIBOR + 2.250%, VRN 6.375% 4/15/37	31,000	29,770
CNA Financial Corp. 3.950% 5/15/24	40,000	39,820
CNA Financial Corp. 7.350% 11/15/19	40,000	46,053
CNO Financial Group, Inc. 4.500% 5/30/20	60,000	61,200
CNO Financial Group, Inc. 5.250% 5/30/25	72,000	73,260
The Hartford Financial Services Group, Inc., 3 mo. USD LIBOR + 4.603%, VRN 8.125% 6/15/38	60,000	65,625
Liberty Mutual Group, Inc. (b) 4.250% 6/15/23	21,000	21,337
Marsh & McLennan Cos., Inc. 4.800% 7/15/21	45,000	48,982
MetLife Capital Trust IV (b) 7.875% 12/15/37	70,000	85,400
Principal Financial Group, Inc. 8.875% 5/15/19	30,000	35,896

	Principal Amount	Value
Prudential Financial, Inc. 3 mo. USD LIBOR + 3.040%, VRN 5.200% 3/15/44	$65,000	$62,758
Prudential Financial, Inc. 3 mo. USD LIBOR + 3.920%, VRN 5.625% 6/15/43	45,000	46,013
Prudential Financial, Inc. 3 mo. USD LIBOR + 5.000%, VRN 8.875% 6/15/38	55,000	61,875
Prudential Financial, Inc., 3 mo. USD LIBOR + 3.031%, VRN 5.375% 5/15/45	60,000	59,925
QBE Insurance Group Ltd. (b) 2.400% 5/01/18	25,000	25,022
Reinsurance Group of America, Inc. 4.700% 9/15/23	55,000	57,994
Reinsurance Group of America, Inc. 5.000% 6/01/21	40,000	43,126
Reinsurance Group of America, Inc. 6.450% 11/15/19	45,000	50,635
USF&G Capital I (b) 8.500% 12/15/45	35,000	49,809
Voya Financial, Inc. 5.500% 7/15/22	30,000	33,570
Voya Financial, Inc. 3 mo. USD LIBOR + 3.580%, VRN 5.650% 5/15/53	45,000	44,325
Willis Group Holdings PLC 4.125% 3/15/16	5,000	5,027
Willis Group Holdings PLC 5.750% 3/15/21	55,000	60,781
Willis North America, Inc. 7.000% 9/29/19	21,000	23,535
XLIT Ltd. 4.450% 3/31/25	40,000	39,170
XLIT Ltd. 6.375% 11/15/24	55,000	64,113

		1,430,911

Internet — 0.1%
Expedia, Inc. 7.456% 8/15/18	90,000	100,294
Tencent Holdings Ltd. (b) 2.875% 2/11/20	55,000	54,635

		154,929

Investment Companies — 0.2%
Ares Capital Corp. 3.875% 1/15/20	130,000	131,975
FS Investment Corp. 4.000% 7/15/19	90,000	89,173

		221,148

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Iron & Steel — 0.4%
Allegheny Technologies, Inc. 9.375% 6/01/19	$24,000	$19,200
ArcelorMittal 5.125% 6/01/20	80,000	66,400
ArcelorMittal 6.125% 6/01/18	11,000	10,065
ArcelorMittal STEP 6.250% 8/05/20	60,000	47,925
Commercial Metals Co. 6.500% 7/15/17	30,000	31,087
Glencore Funding LLC (b) 2.875% 4/16/20	150,000	117,000
Glencore Funding LLC (b) 4.625% 4/29/24	5,000	3,621
Reliance Steel & Aluminum Co. 4.500% 4/15/23	30,000	27,926
Reliance Steel & Aluminum Co. 6.200% 11/15/16	55,000	56,844
Reliance Steel & Aluminum Co. 6.850% 11/15/36	55,000	57,290

		437,358

Lodging — 0.1%
Choice Hotels International, Inc. 5.700% 8/28/20	55,000	58,850
Marriott International, Inc. 3.375% 10/15/20	50,000	50,895
Starwood Hotels & Resorts Worldwide, Inc. 6.750% 5/15/18	5,000	5,471

		115,216

Machinery – Diversified — 0.1%
CNH Industrial Capital LLC 3.250% 2/01/17	25,000	24,750
CNH Industrial Capital LLC 3.375% 7/15/19	50,000	47,125
CNH Industrial Capital LLC 3.625% 4/15/18	25,000	24,612
CNH Industrial Capital LLC 6.250% 11/01/16	45,000	45,844
Xylem, Inc. 4.875% 10/01/21	20,000	21,259

		163,590

Manufacturing — 0.1%
General Electric Co. 4.125% 10/09/42	50,000	48,839
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	40,000	44,152
SPX FLOW, Inc. 6.875% 9/01/17	45,000	47,813

		140,804

	Principal Amount	Value
Media — 0.2%
21st Century Fox America, Co. 6.900% 8/15/39	$25,000	$29,565
CBS Corp. 7.875% 7/30/30	40,000	50,988
CCO Safari II LLC (b) 3.579% 7/23/20	65,000	64,611
NBCUniversal Media LLC 6.400% 4/30/40	5,000	6,230
Time Warner Cable, Inc. 6.750% 6/15/39	25,000	25,090
Time Warner Cable, Inc. 8.250% 4/01/19	10,000	11,483
Time Warner Cable, Inc. 8.750% 2/14/19	10,000	11,600
Time Warner, Inc. 4.700% 1/15/21	35,000	37,669
Time Warner, Inc. 6.100% 7/15/40	25,000	27,003
Time Warner, Inc. 6.250% 3/29/41	5,000	5,553

		269,792

Mining — 0.3%
Freeport-McMoRan, Inc. 2.375% 3/15/18	20,000	15,600
Freeport-McMoRan, Inc. 4.000% 11/14/21	190,000	114,000
Freeport-McMoRan, Inc. 5.450% 3/15/43	30,000	15,600
Glencore Finance Canada (b) 5.800% 11/15/16	45,000	44,831
Rio Tinto Finance USA Ltd. 9.000% 5/01/19	50,000	58,371
Vale Overseas Ltd. 6.250% 1/23/17	65,000	64,876
Vale Overseas Ltd. 6.875% 11/10/39	15,000	10,424

		323,702

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc. 4.625% 3/15/24	65,000	63,680
Pitney Bowes, Inc. 4.750% 1/15/16	25,000	25,023
Pitney Bowes, Inc. 4.750% 5/15/18	5,000	5,234
Pitney Bowes, Inc. 5.750% 9/15/17	6,000	6,330

		100,267

Office Furnishings — 0.1%
Steelcase, Inc. 6.375% 2/15/21	50,000	54,742

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Oil & Gas — 1.3%
Anadarko Petroleum Corp. 6.450% 9/15/36	$13,000	$12,530
Apache Corp. 5.100% 9/01/40	70,000	59,837
Chesapeake Energy Corp., Convertible 2.500% 5/15/37	45,000	21,150
Chesapeake Energy Corp. 3.250% 3/15/16	175,000	167,563
ConocoPhillips Co. 4.300% 11/15/44	20,000	16,621
Devon Energy Corp. 5.600% 7/15/41	40,000	30,233
Ensco PLC 5.200% 3/15/25	95,000	67,609
Helmerich & Payne International Drilling Co. 4.650% 3/15/25	45,000	45,020
Pemex Project Funding Master Trust 6.625% 6/15/38	5,000	4,400
Petrobras Global Finance BV 2.000% 5/20/16	35,000	34,475
Petrobras International Finance Co. 3.875% 1/27/16	59,000	58,764
Petroleos Mexicanos 3.125% 1/23/19	10,000	9,674
Petroleos Mexicanos 5.500% 1/21/21	60,000	60,522
Petroleos Mexicanos 6.375% 1/23/45	15,000	12,696
Phillips 66 5.875% 5/01/42	75,000	75,177
Pioneer Natural Resources Co. 4.450% 1/15/26	60,000	54,025
Pioneer Natural Resources Co. 5.875% 7/15/16	50,000	50,781
Pioneer Natural Resources Co. 7.500% 1/15/20	50,000	53,105
Rowan Cos., Inc. 4.750% 1/15/24	105,000	74,667
Rowan Cos., Inc. 4.875% 6/01/22	134,000	98,546
Rowan Cos., Inc. 5.000% 9/01/17	40,000	39,699
Southwestern Energy Co. 4.050% 1/23/20	85,000	61,625
Southwestern Energy Co. 4.950% 1/23/25	50,000	31,500
Transocean, Inc. STEP 5.800% 12/15/16	40,000	38,800
Transocean, Inc. 6.000% 3/15/18	96,000	85,440

	Principal Amount	Value
Whiting Petroleum Corp., Convertible (b) 1.250% 4/01/20	$75,000	$51,000
WPX Energy, Inc. 7.500% 8/01/20	185,000	149,850

		1,465,309

Oil & Gas Services — 0.7%
Halliburton Co. 3.375% 11/15/22	50,000	49,207
Halliburton Co. 4.850% 11/15/35	85,000	83,501
Hornbeck Offshore Services, Inc., Convertible 1.500% 9/01/19	95,000	53,794
Schlumberger Holdings Corp. (b) 3.000% 12/21/20	140,000	138,191
Schlumberger Holdings Corp. (b) 4.000% 12/21/25	125,000	123,347
SEACOR Holdings, Inc., Convertible 3.000% 11/15/28	32,000	25,360
SESI LLC 6.375% 5/01/19	25,000	23,203
Superior Energy Services, Inc. 7.125% 12/15/21	187,000	166,430
Weatherford International Ltd. 4.500% 4/15/22	25,000	18,000
Weatherford International Ltd. 5.125% 9/15/20	138,000	111,780
Weatherford International Ltd. 5.950% 4/15/42	45,000	31,613

		824,426

Packaging & Containers — 0.1%
Brambles USA Inc., Series A (b) 5.350% 4/01/20	15,000	16,356
Brambles USA, Inc. (b) 4.125% 10/23/25	40,000	40,222

		56,578

Pharmaceuticals — 0.6%
AbbVie, Inc. 3.600% 5/14/25	100,000	98,694
Actavis Funding SCS 3.000% 3/12/20	75,000	74,940
Actavis Funding SCS 3.800% 3/15/25	105,000	104,464
Actavis Funding SCS 4.750% 3/15/45	45,000	43,877
Baxalta, Inc. (b) 3.600% 6/23/22	25,000	24,993
Baxalta, Inc. (b) 4.000% 6/23/25	70,000	69,272
Baxalta, Inc. (b) 5.250% 6/23/45	35,000	35,118

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Cardinal Health, Inc. 3.750% 9/15/25	$105,000	$106,597
McKesson Corp. 2.284% 3/15/19	20,000	19,921
McKesson Corp. 3.796% 3/15/24	15,000	15,078
McKesson Corp. 4.750% 3/01/21	30,000	32,405
McKesson Corp. 4.883% 3/15/44	10,000	9,995
McKesson Corp. 6.000% 3/01/41	30,000	34,537
Merck Sharp & Dohme Corp. 5.850% 6/30/39	10,000	12,091
Pfizer, Inc. 7.200% 3/15/39	35,000	48,201

		730,183

Pipelines — 1.0%
Boardwalk Pipelines LLC 5.500% 2/01/17	40,000	40,529
Boardwalk Pipelines LP 5.875% 11/15/16	95,000	95,921
CenterPoint Energy Resources Corp. 4.500% 1/15/21	25,000	26,241
CenterPoint Energy Resources Corp. 5.850% 1/15/41	20,000	22,091
Energy Transfer Partners LP 3 mo. USD LIBOR + 3.018%, FRN 3.346% 11/01/66	50,000	31,500
Energy Transfer Partners LP 4.050% 3/15/25	105,000	86,232
Energy Transfer Partners LP 4.150% 10/01/20	45,000	41,512
Energy Transfer Partners LP 4.900% 3/15/35	60,000	43,627
Enterprise Products Operating Co. 3.700% 2/15/26	85,000	76,245
Enterprise Products Operating LLC 3.200% 2/01/16	25,000	25,008
Kinder Morgan Energy Partners LP 6.000% 2/01/17	25,000	25,292
Kinder Morgan Energy Partners LP 6.500% 2/01/37	25,000	21,476
Kinder Morgan Energy Partners LP 6.950% 1/15/38	5,000	4,295
Kinder Morgan Finance Co. LLC (b) 6.000% 1/15/18	35,000	35,289
Kinder Morgan, Inc. 4.300% 6/01/25	105,000	90,721
Magellan Midstream Partners LP 5.150% 10/15/43	110,000	94,323
MPLX LP (b) 4.500% 7/15/23	80,000	71,576

	Principal Amount	Value
MPLX LP (b) 4.875% 12/01/24	$135,000	$121,163
Phillips 66 Partners LP 3.605% 2/15/25	2,000	1,721
Southern Natural Gas Co. LLC STEP (b) 5.900% 4/01/17	55,000	55,927
Williams Partners LP 5.250% 3/15/20	75,000	69,656
Williams Partners LP/ACMP Finance Corp. 4.875% 5/15/23	145,000	117,546

		1,197,891

Real Estate — 0.0%
Prologis LP 3.750% 11/01/25	30,000	29,759

Real Estate Investment Trusts (REITS) — 0.5%
American Tower Corp. 3.400% 2/15/19	40,000	41,032
American Tower Corp. 3.450% 9/15/21	100,000	100,490
American Tower Corp. 4.500% 1/15/18	60,000	62,574
Boston Properties LP 3.700% 11/15/18	20,000	20,718
Boston Properties LP 4.125% 5/15/21	30,000	31,422
Brandywine Operating Partners LP 4.950% 4/15/18	40,000	41,863
DDR Corp. 4.750% 4/15/18	15,000	15,691
Duke Realty LP 8.250% 8/15/19	50,000	59,145
ERP Operating LP 4.625% 12/15/21	15,000	16,279
Federal Realty Investment Trust 5.900% 4/01/20	10,000	11,293
HCP, Inc. 2.625% 2/01/20	35,000	34,460
Host Hotels & Resorts LP 4.000% 6/15/25	25,000	23,965
ProLogis LP 2.750% 2/15/19	15,000	15,157
Vereit Operating Partnership LP 2.000% 2/06/17	55,000	54,450
Vereit Operating Partnership LP 3.000% 2/06/19	25,000	24,050

		552,589

Retail — 0.5%
Bed Bath & Beyond, Inc. 5.165% 8/01/44	35,000	29,646
CVS Health Corp. 6.125% 9/15/39	10,000	11,677

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CVS Pass-Through Trust (b) 5.926% 1/10/34	$54,143	$59,473
Dollar General Corp. 3.250% 4/15/23	140,000	133,326
GNC Holdings, Inc., Convertible (b) 1.500% 8/15/20	15,000	12,009
The Home Depot, Inc. 5.950% 4/01/41	30,000	37,332
O’Reilly Automotive, Inc. 3.850% 6/15/23	23,000	23,205
O’Reilly Automotive, Inc. 4.875% 1/14/21	40,000	43,269
QVC, Inc. 3.125% 4/01/19	35,000	34,544
QVC, Inc. 4.375% 3/15/23	25,000	23,729
QVC, Inc. 4.450% 2/15/25	45,000	41,735
QVC, Inc. 5.125% 7/02/22	10,000	9,968
Tiffany & Co. 4.900% 10/01/44	40,000	37,019
Wal-Mart Stores, Inc. 5.625% 4/15/41	40,000	47,582
Walgreens Boots Alliance, Inc. 2.700% 11/18/19	25,000	24,953
Walgreens Boots Alliance, Inc. 3.800% 11/18/24	45,000	43,658

		613,125

Savings & Loans — 0.1%
Glencore Funding LLC (b) 1.700% 5/27/16	33,000	32,670
Glencore Funding LLC (b) 2.500% 1/15/19	55,000	45,925
Glencore Funding LLC (b) 3.125% 4/29/19	30,000	25,050

		103,645

Semiconductors — 0.2%
Lam Research Corp. 3.800% 3/15/25	75,000	70,594
Microchip Technology, Inc., Convertible (b) 1.625% 2/15/25	78,000	77,513
Micron Technology, Inc., Convertible 3.000% 11/15/43	69,000	57,356
QUALCOMM, Inc. 3.450% 5/20/25	42,000	40,285

		245,748

Software — 0.1%
Broadridge Financial Solutions, Inc. 3.950% 9/01/20	25,000	25,911
CA, Inc. 2.875% 8/15/18	25,000	25,097

	Principal Amount	Value
CA, Inc. 5.375% 12/01/19	$28,000	$30,215
Citrix Systems, Inc., Convertible 0.500% 4/15/19	40,000	43,500

		124,723

Telecommunications — 0.5%
America Movil SAB de CV 5.000% 3/30/20	25,000	27,128
America Movil SAB de CV 6.125% 3/30/40	30,000	33,003
AT&T, Inc. 4.750% 5/15/46	65,000	59,514
British Telecom PLC STEP 9.625% 12/15/30	15,000	21,887
CenturyLink, Inc. 6.150% 9/15/19	30,000	30,600
CenturyLink, Inc. 7.600% 9/15/39	10,000	7,650
Cisco Systems, Inc. 5.500% 1/15/40	10,000	11,727
Deutsche Telekom International Finance BV STEP 8.750% 6/15/30	15,000	20,797
Embarq Corp. 7.082% 6/01/16	30,000	30,468
Rogers Communications, Inc. 7.500% 8/15/38	5,000	6,472
Sprint Communications, Inc. (b) 9.000% 11/15/18	95,000	99,988
Telefonica Emisiones SAU 5.462% 2/16/21	30,000	33,529
Verizon Communications, Inc. 2.625% 2/21/20	57,000	57,198
Verizon Communications, Inc. 4.862% 8/21/46	55,000	52,070
Verizon Communications, Inc. 5.012% 8/21/54	41,000	37,539
Verizon Communications, Inc. 6.550% 9/15/43	42,000	49,863

		579,433

Transportation — 0.2%
Asciano Finance (b) 4.625% 9/23/20	20,000	20,188
Asciano Finance (b) 5.000% 4/07/18	55,000	56,627
Canadian National Railway Co. 6.375% 11/15/37	20,000	25,954
Norfolk Southern Corp. 6.000% 5/23/2111	20,000	20,928
Ryder System, Inc. 2.550% 6/01/19	15,000	14,909

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Ryder System, Inc. 2.650% 3/02/20	$40,000	$39,350
Union Pacific Corp. 4.000% 2/01/21	25,000	26,717

		204,673

Trucking & Leasing — 0.1%
GATX Corp. 2.375% 7/30/18	30,000	29,783
GATX Corp. 4.750% 6/15/22	30,000	31,483
Penske Truck Leasing Co. LP/PTL Finance Corp. (b) 2.500% 6/15/19	65,000	63,939

		125,205

TOTAL CORPORATE DEBT (Cost $18,672,493)		18,117,174

MUNICIPAL OBLIGATIONS — 0.6%
JobsOhio Beverage System Series B 4.532% 1/01/35	150,000	159,543
San Diego County Regional Airport Authority 5.594% 7/01/43	200,000	216,294
State of California 5.950% 4/01/16	35,000	35,467
State of California BAB 7.550% 4/01/39	25,000	36,313
State of California BAB 7.600% 11/01/40	85,000	126,161
State of Illinois 5.365% 3/01/17	100,000	103,713

		677,491

TOTAL MUNICIPAL OBLIGATIONS (Cost $648,840)		677,491

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.6%
Auto Floor Plan ABS — 0.0%
NCF Dealer Floorplan Master Trust, Series 2014-1A, Class A, 1 mo. LIBOR + 1.500%, FRN (b) 1.902% 10/20/20	50,000	50,000

Automobile ABS — 0.2%
Capital Automotive REIT, Series 2011-1A, Class A (b) 5.610% 11/15/39	94,719	100,543
CPS Auto Trust, Series 2012-D, Class A (b) 1.480% 3/16/20	21,706	21,716

	Principal Amount	Value
Flagship Credit Auto Trust, Series 2013-1, Class A (b) 1.320% 4/16/18	$5,163	$5,163
Flagship Credit Auto Trust, Series 2013-2, Class A (b) 1.940% 1/15/19	17,130	17,151
GLS Auto Receivables Trust, Series 2015-1A, Class A (b) 2.250% 12/15/20	40,126	40,044
GO Financial Auto Securitization Trust, Series 2015-1, Class A (b) 1.810% 3/15/18	22,623	22,586

		207,203

Commercial MBS — 1.8%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4, VRN 5.742% 2/10/51	51,532	53,774
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class AM, VRN 5.809% 2/10/51	45,000	46,802
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4, VRN 6.215% 2/10/51	59,254	62,672
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class AM, VRN 6.258% 2/10/51	50,000	53,068
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	71,252	72,574
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class AM 5.243% 12/11/38	50,000	51,340
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class AM, VRN 5.513% 1/12/45	105,000	108,298
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4, VRN 5.694% 6/11/50	38,808	40,347
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class AM, VRN 5.882% 6/11/50	120,000	125,297
Commercial Mortgage Pass Through Certificates, Series 2013-GAM, Class A1 (b) 1.705% 2/10/28	95,658	93,829
Commercial Mortgage Pass Through Certificates, Series 2012-CR4, Class B (b) 3.703% 10/15/45	35,000	35,267

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Commercial Mortgage Pass Through Certificates, Series 2015-CR23, Class C, VRN 4.257% 5/10/48	$35,000	$31,446
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class AM, VRN 5.650% 12/10/49	50,000	51,987
DBCCRE Mortgage Trust, Series 2014-ARCP, Class A (b) 4.238% 1/10/34	100,000	104,641
DBRR Trust, Series 2013-EZ3, Class A, VRN (b) 1.636% 12/18/49	49,327	49,179
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, VRN 5.826% 7/10/38	100,000	101,193
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	95,290	96,767
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class AM, VRN 5.466% 6/12/47	65,000	66,790
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AM, VRN 5.856% 9/12/49	60,000	62,566
Morgan Stanley Capital I, Series 2011-C2, Class B, VRN (b) 5.200% 6/15/44	100,000	107,209
Morgan Stanley Capital I, Series 2006-IQ12, Class AM 5.370% 12/15/43	40,000	40,898
Morgan Stanley Capital I, Series 2007-HQ11, Class AM, VRN 5.478% 2/12/44	60,000	61,779
Morgan Stanley Capital I, Series 2006-HQ8, Class AM, VRN 5.480% 3/12/44	43,115	43,081
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	28,199	28,172
Morgan Stanley Capital I, Series 2008-T29, Class A4, VRN 6.268% 1/11/43	30,930	32,999
STRIPs Ltd., Series 2012-1A, Class A (b) 1.500% 12/25/44	16,928	16,606
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, VRN 5.510% 8/15/39	24,421	24,420

	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class AM 5.339% 11/15/48	$70,000	$71,605
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	150,000	152,477
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4, VRN 5.952% 2/15/51	32,937	33,983
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM, VRN 5.952% 2/15/51	50,000	52,180
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A1 (b) 3.349% 11/15/43	38,181	39,241
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2 (b) 3.791% 2/15/44	42,351	42,322
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class B 4.311% 8/15/45	40,000	41,245
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class B (b) 4.740% 3/15/44	50,000	52,770

		2,148,824

Home Equity ABS — 0.4%
ACE Securities Corp., Series 2005-AG1, Class A1B1, 1 mo. USD LIBOR + .270%, FRN 0.491% 8/25/35	34,839	34,765
ACE Securities Corp., Series 2005-HE7, Class A2D, 1 mo. USD LIBOR + .660%, FRN 0.881% 11/25/35	23,021	22,990
Asset-Backed Funding Certificates, Series 2005-WMC1, Class M1, 1 mo. USD LIBOR + .660%, FRN 0.881% 6/25/35	4,006	4,003
Bayview Financial Mortgage Pass-Through Trust, Series 2005-B, Class M1, 1 mo. LIBOR + .450%, FRN 0.643% 4/28/39	16,760	16,731
Citigroup Mortgage Loan Trust, Series 2005-OPT4, Class M2, 1 mo. USD LIBOR + .430%, FRN 0.651% 7/25/35	11,925	11,702
Countrywide Asset-Backed Certificates, Series 2005-3, Class MV2, 1 mo. USD LIBOR + .450%, FRN 0.872% 8/25/35	4,951	4,946

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460%, FRN 0.882% 9/25/34	$8,868	$8,765
First Franklin Mortgage Loan Trust, Series 2005-FF6, Class M1, 1 mo. USD LIBOR + .420%, FRN 0.641% 5/25/36	30,149	29,928
GSAMP Trust, Series 2005-AHL, Class M1, 1 mo. USD LIBOR + .430%, FRN 0.852% 4/25/35	14,872	14,876
Home Equity Asset Trust, Series 2006-4, Class 2A3, 1 mo. USD LIBOR + .170%, FRN 0.592% 8/25/36	11,900	11,883
JP Morgan Mortgage Acquisition Corp., Series 2005-FLD1, Class M2, 1 mo. USD LIBOR + .735%, FRN 0.956% 7/25/35	211	211
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2, 1 mo. USD LIBOR + .825%, FRN 1.247% 6/25/35	54,758	54,100
MASTR Asset-Backed Securities Trust, Series 2005-WMC1, Class M3, 1 mo. USD LIBOR + .720%, FRN 1.142% 3/25/35	75,000	74,803
Morgan Stanley Capital, Inc., Series 2005-WMC6, Class M2, 1 mo. USD LIBOR + .750%, FRN 0.971% 7/25/35	19,223	19,345
Morgan Stanley Home Equity Loan Trust, Series 2005-3, Class M1, 1 mo. USD LIBOR + .450%, FRN 0.872% 8/25/35	11,672	11,680
NovaStar Mortgage Funding Trust, Series 2005-3, Class A2D, 1 mo. LIBOR + .370%, FRN 0.792% 1/25/36	62,493	62,549
Park Place Securities, Inc., Series 2005-WCW3, Class A2C, 1 mo. USD LIBOR + .380%, FRN 0.601% 8/25/35	10,071	10,053
Park Place Securities, Inc., Series 2005-WHQ1, Class M2, 1 mo. USD LIBOR + .750%, FRN 0.971% 3/25/35	10,265	10,263
Security National Mortgage Loan Trust, Series 2006-3A, Class A1, 1 mo. LIBOR + .280%, FRN (b) 0.501% 1/25/37	14,574	14,569

	Principal Amount	Value
Structured Asset Investment Loan Trust, Series 2005-7, Class A5, 1 mo. USD LIBOR + .720%, FRN 1.142% 8/25/35	$7,089	$7,095

		425,257

Other ABS — 3.8%
321 Henderson Receivables I LLC, Series 2015-1A, Class A (b) 3.260% 9/15/72	48,697	47,127
ALM XIV Ltd., Series 2014-14A, Class A1, 3 mo. USD LIBOR + 1.430%, FRN (b) 1.753% 7/28/26	250,000	247,339
Alterna Funding I LLC, Series 2014-1A, Class NOTE (b) 1.639% 2/15/21	53,067	52,760
Applebee’s/IHOP Funding LLC, Series 2014-1, Class A2 (b) 4.277% 9/05/44	90,000	91,138
Arbys Funding LLC, Series 2015-1A, Class A2 (b) 4.969% 10/30/45	70,000	69,993
Avery Point VI CLO Ltd., Series 2015-6A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (b) 1.784% 8/05/27	250,000	247,545
BCC Funding VIII LLC, Series 2014-1A, Class A (b) 1.794% 6/20/20	30,621	30,506
BlueVirgo Trust, Series 2015-1A, Class NOTE (b) 3.000% 12/15/22	119,789	119,019
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A (b) 2.000% 12/10/23	84,693	84,772
Citi Held For Asset Issuance, Series 2015-PM1, Class A (b) 1.850% 12/15/21	67,264	67,131
Citigroup Mortgage Loan Trust, Series 2006-SHL1, Class A1, 1 mo. USD LIBOR + .200%, FRN (b) 0.396% 11/25/45	40,162	40,004
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 (b) 4.474% 3/20/43	47,938	47,938
CLI Funding V LLC, Series 2014-1A, Class A (b) 3.290% 6/18/29	84,248	81,468
DB Master Finance LLC, Series 2015-1A, Class A2I (b) 3.262% 2/20/45	59,550	59,967

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Diamond Resorts Owner Trust, Series 2014-1, Class A (b) 2.540% 5/20/27	$53,945	$54,249
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A2I (b) 3.484% 10/25/45	100,000	98,000
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A2II (b) 4.474% 10/25/45	110,000	109,519
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 (b) 5.216% 1/25/42	61,125	63,115
Dryden XXXI Senior Loan Fund, Series 2014-31A, Class A, 3 mo. USD LIBOR + 1.350%, FRN (b) 1.667% 4/18/26	250,000	247,356
Eaton Vance CLO, Series 2014-1A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (b) 1.771% 7/15/26	250,000	247,823
Element Rail Leasing II LLC, Series 2015-1A, Class A1 (b) 2.707% 2/19/45	88,595	87,604
Fairway Outdoor Funding LLC, Series 2012-1A, Class A2 (b) 4.212% 10/15/42	91,084	91,130
First Franklin Mortgage Loan Trust, Series 2005-FF7, Class M1, 1 mo. USD LIBOR + .450%, FRN 0.872% 7/25/35	25,070	25,043
First Franklin Mortgage Loan Trust, Series 2005-FF4, Class M1, 1 mo. USD LIBOR + .645%, FRN 1.067% 5/25/35	14,239	14,227
Fremont Home Loan Trust, Series 2005-E, Class 2A3, 1 mo. USD LIBOR + .240%, FRN 0.461% 1/25/36	13,802	13,307
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A, 3 mo. USD LIBOR + 1.150%, FRN (b) 1.470% 4/25/25	250,000	244,795
Hilton Grand Vacations Trust, Series 2013-A, Class A (b) 2.280% 1/25/26	48,255	48,342
Icon Brand Holdings LLC, Series 2012-1A, Class A (b) 4.229% 1/25/43	40,291	40,405
Icon Brand Holdings LLC, Series 2013-1A, Class A (b) 4.352% 1/25/43	41,711	41,901
LCM Ltd., Series 16A, Class A, 3 mo. USD LIBOR + 1.500%, FRN (b) 1.821% 7/15/26	250,000	248,885

	Principal Amount	Value
Long Beach Mortgage Loan Trust, Series 2005-1, Class M2, 1 mo. USD LIBOR + .795%, FRN 1.217% 2/25/35	$37,561	$37,208
Madison Park Funding XII Ltd., Series 2014-12A, Class A, 3 mo. USD LIBOR + 1.500%, FRN (b) 1.817% 7/20/26	250,000	248,022
Miramax LLC, Series 2014-1A, Class A2 (b) 3.340% 7/20/26	77,480	76,923
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC4, Class M4, 1 mo. USD LIBOR + .945%, FRN 1.367% 4/25/35	73,694	73,330
Nations Equipment Finance Funding II LLC, Series 2014-1A, Class A (b) 1.558% 7/20/18	35,935	35,911
New Residential Advance Receivables Trust, Series 2015-T3, Class AT3 (b) 2.540% 11/15/46	100,000	99,837
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class A, 3 mo. USD LIBOR + 1.120%, FRN (b) 1.437% 4/20/25	200,000	196,002
Park Place Securities, Inc., Series 2005-WHQ4, Class A1A, 1 mo. USD LIBOR + .260%, FRN 0.481% 9/25/35	16,916	16,906
SBA Tower Trust, Series 2014-1A, Class C, STEP (b) 2.898% 10/15/44	99,759	97,485
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (b) 2.840% 11/20/28	15,833	15,948
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class B (b) 3.080% 9/20/32	91,772	91,771
Sierra Receivables Funding Co. LLC, Series 2011-1A, Class A (b) 3.350% 4/20/26	11,037	11,046
Sonic Capital LLC, Series 2011-1A, Class A2 (b) 5.438% 5/20/41	53,848	55,592
Specialty Underwriting & Residential Finance Trust, Series 2005-AB2, Class M1, 1 mo. USD LIBOR + .450%, FRN 0.671% 6/25/36	40,000	39,565
Store Master Funding I LLC, Series 2015-1A, Class A1 (b) 3.750% 4/20/45	99,667	98,881

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
TAL Advantage LLC, Series 2006-1A, 1 mo. LIBOR + .190%, FRN (b) 0.592% 4/20/21	$13,333	$13,326
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (b) 4.370% 7/15/41	48,753	51,070
Welk Resorts LLC, Series 2015-AA, Class A (b) 2.790% 6/16/31	43,578	43,454
Wendy’s Funding LLC, Series 2015-1A, Class A2I (b) 3.371% 6/15/45	119,700	117,426
Wendys Funding LLC, Series 2015-1A, Class A2II (b) 4.080% 6/15/45	49,875	50,031
Wendys Funding LLC, Series 2015-1A, Class A23 (b) 4.497% 6/15/45	74,813	74,041

		4,506,183

Student Loans ABS — 1.2%
Access Group, Inc., Series 2003-A, Class A3, 3 mo. Treasury + 1.200%, FRN 1.340% 7/01/38	26,160	23,594
Access Group, Inc., Series 2015-1, Class B, 1 mo. LIBOR + 1.500%, FRN (b) 1.721% 7/25/58	100,000	84,850
College Loan Corp. Trust, Series 2007-1, Class B2, 28 day ARS, FRN 1.918% 1/25/47	35,000	26,368
College Loan Corp. Trust I, Series 2002-1, Class A5, 28 day ARS, FRN (b) 1.076% 3/01/42	50,000	46,286
College Loan Corp. Trust I, Series 2002-2, Class A29, 28 day ARS, FRN (b) 1.566% 3/01/42	50,000	46,310
College Loan Corp. Trust I, Series 2003-1, Class A6, 28 day ARS, FRN (b) 1.685% 3/01/42	100,000	92,866
EdLinc Student Loan Funding Trust, Series 2012-1, Class B, 1 mo. LIBOR + 4.240%, FRN (b) 4.662% 11/26/40	65,000	73,641
Education Funding Capital Trust I, Series 2004-1, Class A4, 28 day ARS, FRN 1.697% 6/15/43	50,000	47,513
Education Funding Capital Trust I, Series 2004-1, Class B1, 28 day ARS, FRN 1.846% 6/15/43	50,000	45,401

	Principal Amount	Value
Education Funding Capital Trust I, Series 2004-1, Class A6, 28 day ARS, FRN 1.908% 6/15/43	$50,000	$49,010
Education Loan Asset-Backed Trust I, Series 2003-2, Class 2A1, 28 day ARS, FRN (b) 0.017% 8/01/43	50,000	46,863
Goal Capital Funding Trust, Series 2007-1, Class C1, 3 mo. LIBOR + .400%, FRN 1.003% 6/25/42	13,030	13,029
Kentucky Higher Education Student Loan Corp., Series 2015-1, Class A1, 1 mo. LIBOR + .750%, FRN 0.938% 12/01/31	89,298	86,680
KeyCorp Student Loan Trust, Series 2004-A, Class 2A2, 3 mo. LIBOR + .300%, FRN 0.623% 10/28/41	33,404	33,262
National Collegiate Student Loan Trust, Series 2007-1, Class A2, 1 mo. LIBOR + .130%, FRN 0.552% 11/27/28	36,720	36,537
National Collegiate Student Loan Trust, Series 2006-3, Class A3, 1 mo. LIBOR + .150%, FRN 0.572% 10/25/27	65,742	65,292
National Collegiate Student Loan Trust, Series 2005-1, Class A4, 1 mo. LIBOR + .240%, FRN 0.662% 11/27/28	36,397	35,894
Navient Student Loan Trust, Series 2014-1, Class A4, 1 mo. LIBOR + .750%, FRN 0.971% 2/25/39	100,000	91,865
Navient Student Loan Trust, Series 2015-3, Class B, 1 mo. LIBOR + 1.500%, FRN 1.721% 10/25/58	40,000	33,085
Securitized Asset Backed Receivables LLC, Series 2005-HE1, Class A3C, ABS, FRN, 1 mo. USD LIBOR + .660%, FRN 0.881% 10/25/35	37,274	37,188
SLC Private Student Loan Trust, Series 2006-A, Class C, 3 mo. LIBOR + .450%, FRN 0.771% 7/15/36	100,000	88,565
SLM Student Loan Trust, Series 2006-10, Class B, 3 mo. LIBOR + .220%, FRN 0.540% 3/25/44	79,598	64,956
SLM Student Loan Trust, Series 2003-5, Class A7, 28 day ARS, FRN 2.760% 6/17/30	50,000	50,000

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLM Student Loan Trust, Series 2003-5, Class A9, 28 day ARS, FRN 2.900% 6/17/30	$50,000	$50,000
South Carolina Student Loan Corp., Series 2010-1, Class A3, 3 mo. LIBOR + 1.050%, FRN 1.370% 10/27/36	100,000	98,743

		1,367,798

WL Collateral CMO — 0.2%
Connecticut Avenue Securities, Series 2015-C03, Class 1M1, 1 mo. USD LIBOR + 1.500%, FRN 1.721% 7/25/25	126,285	126,074
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1, FRN 2.616% 2/25/34	5,734	5,368
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1, FRN 3.028% 9/25/33	2,062	1,882
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, FRN 2.764% 8/25/34	4,460	4,166
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, FRN 2.496% 8/25/34	19,475	16,027
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2, 1 mo. USD LIBOR + .250%, FRN 0.471% 8/25/36	7,522	7,371
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA, FRN 2.905% 7/25/33	1,393	1,350
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA, FRN 3.011% 2/25/34	2,660	2,544
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A, FRN 2.374% 2/25/34	74	75
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, FRN 2.556% 3/25/34	12,222	12,176
WaMu Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400%, FRN 1.643% 4/25/44	26,427	25,567

		202,600

WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2007-BC4, Class A3, 1 mo. USD LIBOR + .250%, FRN 0.672% 11/25/37	11,093	11,079

	Principal Amount	Value
Structured Asset Securities Corp., Series 2002-11A, Class 2A1, FRN 2.885% 6/25/32	$7,232	$6,834

		17,913

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $9,016,399)		8,925,778

SOVEREIGN DEBT OBLIGATIONS — 0.4%
Colombia Government International Bond 6.125% 1/18/41	100,000	96,500
Colombia Government International Bond 7.375% 3/18/19	40,000	44,860
Export-Import Bank of Korea 1.750% 2/27/18	10,000	9,900
Peruvian Government International Bond 6.550% 3/14/37	20,000	23,100
Poland Government International Bond 6.375% 7/15/19	50,000	57,125
Province of Quebec Canada 7.500% 9/15/29	20,000	28,765
Republic of Turkey International Bond 4.875% 4/16/43	19,000	16,720
United Mexican States 4.750% 3/08/44	91,000	82,901
United Mexican States 5.125% 1/15/20	35,000	38,150
United Mexican States 6.750% 9/27/34	35,000	42,000

		440,021

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $449,274)		440,021

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 8.9%
Collateralized Mortgage Obligations — 0.8%
Federal Home Loan Mortgage Corp. Series 4303, Class AP 3.000% 8/15/43	184,992	191,692
Series 4290, Class CA 3.500% 12/15/38	104,786	108,777
Series 2617, Class Z 5.500% 5/15/33	86,064	96,395
Series 2693, Class Z 5.500% 10/15/33	151,016	166,792
Series 3423, Class PB 5.500% 3/15/38	30,000	33,576
Federal National Mortgage Association Series 2014-7, Class VA 3.500% 5/25/25	59,873	62,863

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2014-48, Class AB 4.000% 10/25/40	$145,629	$153,128
Series 2007-32, Class Z 5.500% 4/25/37	51,449	56,919
Series 2010-60, Class HJ 5.500% 5/25/40	29,819	32,623
Federal National Mortgage Association REMIC Series 2007-B2, Class ZA 5.500% 6/25/37	44,608	49,017
U.S. Department of Veteran Affairs Series 1992-1, Class 2Z 7.750% 5/15/22	36,197	40,348

		992,130

Pass-Through Securities — 8.1%
Federal Home Loan Mortgage Corp. Pool #Q37467 3.500% 11/01/45	249,621	257,412
Pool #Q37468 3.500% 11/01/45	174,736	180,408
Pool #G05253 5.000% 2/01/39	15,066	16,491
Pool #E85389 6.000% 9/01/16	1,287	1,306
Pool #G11431 6.000% 2/01/18	611	627
Pool #E85015 6.500% 8/01/16	382	388
Pool #G00729 8.000% 6/01/27	18,913	22,397
Pool #554904 9.000% 3/01/17	32	33
Federal Home Loan Mortgage Corp. TBA Pool #648 3.500% 6/01/43 (c)	225,000	231,592
Pool #4200 4.000% 4/01/42 (c)	650,000	686,563
Federal National Mortgage Association Pool #725692, 1 year CMT + 2.146%, FRN 2.398% 10/01/33	18,969	20,021
Pool #888586, 1 year CMT + 2.213%, FRN 2.481% 10/01/34	32,245	34,117
Pool #890564 3.000% 6/01/43	158,125	158,662
Pool #AB8527 3.500% 3/01/43	92,997	96,016
Pool #AR8708 3.500% 4/01/43	47,546	49,090
Pool #AT4050 3.500% 5/01/43	58,804	60,713
Pool #MA1463 3.500% 6/01/43	158,402	163,544

	Principal Amount	Value
Pool #AS6187 3.500% 11/01/45	$547,694	$565,815
Pool #AS6293 3.500% 12/01/45	169,379	174,983
Pool #AS6306 3.500% 12/01/45	179,686	185,856
Pool #AB6261 4.000% 9/01/42	391,298	415,310
Pool #564594 7.000% 1/01/31	7,798	9,031
Pool #253795 7.000% 5/01/31	6,920	8,076
Pool #507061 7.500% 10/01/29	804	944
Pool #527761 7.500% 2/01/30	1,708	1,943
Pool #531196 7.500% 2/01/30	938	1,109
Pool #534119 7.500% 3/01/30	243	287
Pool #534420 7.500% 3/01/30	657	777
Pool #253183 7.500% 4/01/30	2,740	3,230
Pool #253265 7.500% 5/01/30	1,950	2,282
Pool #535248 8.000% 4/01/30	180	214
Pool #539460 8.000% 5/01/30	1,218	1,467
Pool #190317 8.000% 8/01/31	2,070	2,478
Federal National Mortgage Association TBA Pool #3348 2.500% 3/01/28 (c)	600,000	604,781
Pool #1048 2.500% 7/01/42 (c)	825,000	796,802
Pool #4241 3.000% 12/01/42 (c)	1,209,000	1,208,717
Pool #9174 4.000% 9/01/42 (c)	25,000	26,449
Government National Mortgage Association Pool #783896 3.500% 5/15/44	223,348	233,634
Pool #784026 3.500% 12/20/44	59,435	62,207
Pool #351528 7.000% 8/15/23	3,309	3,506
Pool #352049 7.000% 10/15/23	989	1,118
Pool #588012 7.000% 7/15/32	3,344	3,938

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #591581 7.000% 8/15/32	$2,068	$2,438
Pool #189371 7.500% 6/15/17	384	392
Government National Mortgage Association II Pool #82488, 1 year CMT + 1.500%, FRN 1.750% 3/20/40	30,708	31,805
Pool #82462, 1 year CMT + 1.500%, FRN 2.500% 1/20/40	26,998	27,935
Government National Mortgage Association II TBA Pool #188 3.000% 8/01/43 (c)	575,000	582,502
Pool #207 3.500% 12/01/43 (c)	550,000	573,375
Pool #872 4.500% 3/01/41 (c)	1,825,000	1,960,734

		9,473,515

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $10,482,493)		10,465,645

U.S. TREASURY OBLIGATIONS — 0.1%
U.S. Treasury Bonds & Notes — 0.1%
U.S. Treasury Bond 3.000% 11/15/44	45,000	44,872
U.S. Treasury Note (d) 0.625% 5/31/17	120,000	119,466

		164,338

TOTAL U.S. TREASURY OBLIGATIONS (Cost $164,887)		164,338

TOTAL BONDS & NOTES (Cost $39,434,386)		38,790,447

	Number of Shares
MUTUAL FUNDS — 9.4%
Diversified Financial — 9.4%
iShares China Large-Cap ETF	2,600	91,754
iShares MSCI Australia Index Fund	2,100	39,816
iShares MSCI EAFE Index Fund	73,430	4,314,012
iShares MSCI France Index Fund	9,200	222,732
iShares MSCI Germany Index Fund	8,700	227,853
iShares MSCI Hong Kong Index Fund	3,500	69,370
iShares MSCI Italy Capped Index Fund	4,200	57,708

	Number of Shares	Value
iShares MSCI Japan Index Fund	36,200	$438,744
iShares MSCI Netherlands ETF	2,600	61,984
iShares MSCI Singapore ETF	200	2,056
iShares MSCI South Korea Capped Index Fund	900	44,703
iShares MSCI Spain Index Fund	3,600	101,772
iShares MSCI Sweden Index Fund	2,300	67,114
iShares MSCI Switzerland Capped Index Fund	7,200	223,488
iShares MSCI Taiwan Index Fund	4,400	56,188
iShares MSCI United Kingdom ETF	23,800	384,132
Vanguard FTSE Developed Markets ETF	74,840	2,748,125
Vanguard MSCI Emerging Markets ETF	55,800	1,825,218

		10,976,769

TOTAL MUTUAL FUNDS (Cost $11,656,743)		10,976,769

	Notional Amount

PURCHASED OPTIONS — 0.0%
Financial — 0.0%
Diversified Financial — 0.0%
5 Year CDX.NA.IG 25 Swaption, Put, Expires 3/16/16, Strike 120.00 (OTC — JP Morgan Chase Bank); Underlying swap terminates 1/14/16	$3,850,000	4,512
5 Year CDX.NA.IG 25 Swaption, Put, Expires 3/16/16, Strike 120.00 (OTC — JP Morgan Chase Bank); Underlying swap terminates 1/15/16	7,650,000	8,966
5 Year CDX.NA.IG 25 Swaption, Put, Expires 3/16/16, Strike 120.00 (OTC — JP Morgan Chase Bank); Underlying swap terminates 1/14/16	1,400,000	1,641

		15,119

TOTAL PURCHASED OPTIONS (Cost $26,670)		15,119

	Number of Shares
RIGHTS — 0.0%
Consumer, Cyclical — 0.0%
Auto Manufacturers — 0.0%
Safeway Casa Ley Contingent Value (a) (e)	3,821	3,859
Safeway PDC LLC Contingent Value (a) (e)	3,821	191

		4,050

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

		Value
TOTAL RIGHTS (Cost $4,050)		$4,050

TOTAL LONG-TERM INVESTMENTS (Cost $117,310,241)		116,489,342

	Principal Amount

SHORT-TERM INVESTMENTS — 5.9%
Commercial Paper — 5.7%
AutoZone, Inc. (b) 0.820% 1/25/16	$653,000	652,786
Commonwealth Edison Co. (b) 0.800% 1/05/16	530,000	529,972
COX Enterprises, Inc. (b) 0.900% 2/01/16	527,000	526,775
FMC Technologies, Inc. (b) 0.750% 1/06/16	786,000	785,948
Holcim US Finance SARL & Cie (b) 0.700% 1/12/16	722,000	721,896
Hyundai Capital America (b) 0.630% 2/02/16	250,000	249,890
Hyundai Capital America (b) 0.850% 1/25/16	477,000	476,843
Magellan Midstream Partners LP (b) 0.780% 1/04/16	630,000	629,973
Spectra Energy Capital LLC (b) 0.870% 1/07/16	500,000	499,961
Vodafone Group PLC (b) 0.750% 3/21/16	419,000	418,490
Volvo Group Treasury National (b) 0.900% 1/11/16	745,000	744,903
Volvo Group Treasury National (b) 0.900% 1/13/16	500,000	499,921

		6,737,358

Repurchase Agreement — 0.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 12/31/15, 0.010%, due 1/04/16 (f)	196,709	196,709

Time Deposit — 0.0%
Euro Time Deposit 0.010% 1/04/16	574	574

TOTAL SHORT-TERM INVESTMENTS (Cost $6,933,676)		6,934,641

TOTAL INVESTMENTS — 105.3% (Cost $124,243,917) (g)		123,423,983

Other Assets/(Liabilities) — (5.3)%		(6,251,245)

NET ASSETS — 100.0%		$117,172,738

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
ABS	Asset-Backed Security
ARS	Auction Rate Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
ETF	Exchange-Traded Fund
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015, these securities amounted to a value of $15,441,038 or 13.18% of net assets.
(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(d)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2015, these securities amounted to a value of $4,050 or 0.00% of net assets.
(f)	Maturity value of $196,710. Collateralized by U.S. Government Agency obligations with a rate of 2.120%, maturity date of 11/07/22, and an aggregate market value, including accrued interest, of $200,914.
(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Barings Dynamic Allocation Fund – Consolidated Portfolio of Investments

December 31, 2015 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 15.7%

SOVEREIGN DEBT OBLIGATIONS — 10.4%
Australia Government Bond AUD (a) (b) 3.250% 4/21/25	814,000	$613,576
Canadian Government Bond CAD (b) 2.250% 6/01/25	752,000	584,122

		1,197,698

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,229,237)		1,197,698

U.S. TREASURY OBLIGATIONS — 5.3%
U.S. Treasury Bonds & Notes — 5.3%
U.S. Treasury Inflation Index 0.125% 1/15/23	$635,351	609,167

TOTAL U.S. TREASURY OBLIGATIONS (Cost $618,538)		609,167

TOTAL BONDS & NOTES (Cost $1,847,775)		1,806,865

	Number of Shares
MUTUAL FUNDS — 74.1%
Diversified Financial — 74.1%
iShares Global Consumer Discretionary ETF	7,361	655,276
iShares Global Consumer Staples ETF	6,673	622,191
iShares International High Yield Bond ETF	14,318	635,290
iShares MSCI Eurozone ETF	16,848	590,354
iShares MSCI France Index Fund	28,415	687,927
iShares MSCI Italy Capped Index Fund	48,275	663,299
iShares MSCI Japan Index Fund	97,179	1,177,809
iShares US Regional Banks ETF	24,791	866,693
SPDR S&P 500 ETF Trust	2,721	554,785
Vanguard FTSE Europe ETF	23,128	1,153,625
Vanguard Global ex-U.S. Real Estate ETF	14,695	750,914
Vanguard Information Technology ETF	1,983	214,739

		8,572,902

TOTAL MUTUAL FUNDS (Cost $8,852,917)		8,572,902

		Value
TOTAL LONG-TERM INVESTMENTS (Cost $10,700,692)		$10,379,767

	Principal Amount

SHORT-TERM INVESTMENTS — 9.1%
Repurchase Agreement — 8.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 12/31/15, 0.010%, due 1/04/16 (c)	$952,745	952,745

Time Deposit — 0.9%
Euro Time Deposit (d) 0.010% 1/04/16	110,265	110,265

TOTAL SHORT-TERM INVESTMENTS (Cost $1,063,010)		1,063,010

TOTAL INVESTMENTS — 98.9% (Cost $11,763,702) (e)		11,442,777

Other Assets/(Liabilities) — 1.1%		125,512

NET ASSETS — 100.0%		$11,568,289

Notes to Consolidated Portfolio of Investments

Percentages	are stated as a percent of net assets.
AUD	Australian Dollar
CAD	Canadian Dollar
ETF	Exchange-Traded Fund
(a)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At December 31, 2015, these securities amounted to a value of $613,576 or 5.30% of net assets.
(b)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(c)	Maturity value of $952,746. Collateralized by U.S. Government Agency obligations with a rate of 2.120%, maturity date of 11/07/22, and an aggregate market value, including accrued interest, of $975,170.
(d)	All or a portion of this security is held by a wholly owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly owned subsidiary.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Premier Value Fund – Portfolio of Investments

December 31, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 101.1%

COMMON STOCK — 101.1%
Basic Materials — 1.6%
Chemicals — 1.2%
Eastman Chemical Co.	7,220	$487,423
LyondellBasell Industries NV Class A	3,738	324,832

		812,255

Foods — 0.4%
BHP Billiton Ltd. Sponsored ADR (Australia) (a)	9,720	250,387

		1,062,642

Communications — 5.8%
Advertising — 0.3%
Nielsen Holdings PLC	4,330	201,778

Internet — 1.1%
Alphabet, Inc. Class A (b)	860	669,089

Media — 2.7%
CBS Corp. Class B	10,980	517,487
DISH Network Corp. Class A (b)	11,610	663,860
The Walt Disney Co.	5,690	597,905

		1,779,252

Telecommunications — 1.7%
T-Mobile US, Inc. (b)	10,890	426,017
Verizon Communications, Inc.	15,005	693,531

		1,119,548

		3,769,667

Consumer, Cyclical — 10.0%
Airlines — 0.6%
Delta Air Lines, Inc.	8,229	417,128

Auto Manufacturers — 0.5%
Ford Motor Co.	24,210	341,119

Automotive & Parts — 1.4%
Johnson Controls, Inc.	22,430	885,761

Entertainment — 0.7%
Cinemark Holdings, Inc.	13,548	452,910

Home Builders — 0.8%
Lennar Corp. Class A (a)	10,810	528,717

Home Furnishing — 0.5%
Whirlpool Corp.	2,170	318,708

Household Products — 1.0%
Reckitt Benckiser Group PLC Sponsored ADR (United Kingdom) (a)	35,481	664,914

Leisure Time — 1.8%
Carnival Corp.	21,140	1,151,707

	Number of Shares	Value
Retail — 2.7%
Costco Wholesale Corp.	3,506	$566,219
Kohl’s Corp.	3,750	178,612
Wal-Mart Stores, Inc.	4,370	267,881
Walgreens Boots Alliance, Inc.	8,760	745,958

		1,758,670

		6,519,634

Consumer, Non-cyclical — 19.6%
Agriculture — 1.4%
Philip Morris International, Inc.	4,890	429,880
Reynolds American, Inc.	10,330	476,729

		906,609

Beverages — 2.7%
The Coca-Cola Co.	20,580	884,117
PepsiCo, Inc.	8,687	868,005

		1,752,122

Biotechnology — 1.3%
Amgen, Inc.	2,874	466,537
Gilead Sciences, Inc.	3,960	400,712

		867,249

Cosmetics & Personal Care — 0.6%
The Procter & Gamble Co.	5,180	411,344

Health Care – Services — 3.3%
HCA Holdings, Inc. (b)	3,000	202,890
Thermo Fisher Scientific, Inc.	3,710	526,263
UnitedHealth Group, Inc.	12,050	1,417,562

		2,146,715

Pharmaceuticals — 10.3%
Allergan PLC (b)	690	215,625
Baxalta, Inc.	7,752	302,560
Cardinal Health, Inc.	14,670	1,309,591
Eli Lilly & Co.	12,050	1,015,333
Pfizer, Inc.	52,710	1,701,479
Quintiles Transnational Holdings, Inc. (b)	4,800	329,568
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	28,640	1,879,930

		6,754,086

		12,838,125

Energy — 10.8%
Oil & Gas — 8.9%
Anadarko Petroleum Corp.	16,219	787,919
Apache Corp.	19,371	861,428
BP PLC Sponsored ADR (United Kingdom)	25,350	792,441
Chesapeake Energy Corp. (a)	76,370	343,665
ConocoPhillips	17,717	827,207
Occidental Petroleum Corp.	1,509	102,024

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Phillips 66	6,410	$524,338
Suncor Energy, Inc.	62,440	1,610,952

		5,849,974

Oil & Gas Services — 1.0%
Schlumberger Ltd.	9,117	635,911

Pipelines — 0.9%
Enbridge, Inc.	18,386	610,231

		7,096,116

Financial — 24.9%
Banks — 4.5%
Bank of America Corp.	64,320	1,082,506
Capital One Financial Corp.	6,568	474,078
Intesa Sanpaolo SpA Sponsored ADR (Italy)	23,160	462,853
Zions Bancorp	33,117	904,094

		2,923,531

Diversified Financial — 14.1%
Ally Financial, Inc. (b)	90,910	1,694,562
Citigroup, Inc.	47,410	2,453,468
The Goldman Sachs Group, Inc.	5,228	942,242
JP Morgan Chase & Co.	32,940	2,175,028
Morgan Stanley	31,107	989,514
Synchrony Financial (b)	18,870	573,837
T. Rowe Price Group, Inc.	5,089	363,813

		9,192,464

Insurance — 4.4%
American International Group, Inc.	30,390	1,883,268
Aon PLC	8,398	774,380
Genworth Financial, Inc. Class A (b)	64,850	241,890

		2,899,538

Real Estate Investment Trusts (REITS) — 1.9%
Equity Residential	6,665	543,797
Public Storage	2,787	690,340

		1,234,137

		16,249,670

Industrial — 12.2%
Aerospace & Defense — 1.2%
Lockheed Martin Corp.	3,590	779,568

Building Materials — 1.1%
Louisiana-Pacific Corp. (b)	41,380	745,254

Electronics — 1.7%
TE Connectivity Ltd.	16,863	1,089,518

Environmental Controls — 1.0%
Waste Management, Inc.	12,473	665,684

Machinery – Construction & Mining — 0.7%
Caterpillar, Inc.	6,854	465,798

Manufacturing — 3.9%
Danaher Corp.	14,575	1,353,726

	Number of Shares	Value
Eaton Corp. PLC	15,950	$830,038
Parker Hannifin Corp.	3,464	335,939

		2,519,703

Packaging & Containers — 0.2%
WestRock Co.	2,990	136,404

Transportation — 2.4%
CSX Corp.	34,670	899,686
FedEx Corp.	4,500	670,455

		1,570,141

		7,972,070

Technology — 12.0%
Computers — 3.3%
Apple, Inc.	3,054	321,464
SanDisk Corp.	10,736	815,829
Synopsys, Inc. (b)	16,489	752,063
Western Digital Corp.	4,864	292,083

		2,181,439

Internet — 0.8%
Check Point Software Technologies Ltd. (b)	6,152	500,650

Semiconductors — 4.6%
Broadcom Corp. Class A	23,632	1,366,402
Intel Corp.	22,093	761,104
Micron Technology, Inc. (b)	27,635	391,312
Texas Instruments, Inc.	8,450	463,144

		2,981,962

Software — 3.3%
First Data Corp. Class A (b)	27,120	434,462
Microsoft Corp.	26,908	1,492,856
Oracle Corp.	6,401	233,829

		2,161,147

		7,825,198

Utilities — 4.2%
Electric — 4.2%
Edison International	27,203	1,610,690
NextEra Energy, Inc.	3,214	333,902
PG&E Corp.	7,490	398,393
WEC Energy Group, Inc.	7,740	397,139

		2,740,124

TOTAL COMMON STOCK (Cost $63,686,250)		66,073,246

TOTAL EQUITIES (Cost $63,686,250)		66,073,246

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 2.0%
Diversified Financial — 2.0%
State Street Navigator Securities Lending Prime Portfolio (c)	1,301,343	$1,301,343

TOTAL MUTUAL FUNDS (Cost $1,301,343)		1,301,343

TOTAL LONG-TERM INVESTMENTS (Cost $64,987,593)		67,374,589

	Principal Amount
SHORT-TERM INVESTMENTS — 0.5%
Repurchase Agreement — 0.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 12/31/15, 0.010%, due 1/04/16 (d)	$325,963	325,963

TOTAL SHORT-TERM INVESTMENTS (Cost $325,963)		325,963

TOTAL INVESTMENTS — 103.6% (Cost $65,313,556) (e)		67,700,552

Other Assets/(Liabilities) — (3.6)%		(2,352,997)

NET ASSETS — 100.0%		$65,347,555

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2015, was $1,262,000 or 1.93% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $325,964. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 12/15/17, and an aggregate market value, including accrued interest, of $332,943.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments

December 31, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.9%

COMMON STOCK — 99.9%
Basic Materials — 2.2%
Chemicals — 1.2%
Ashland, Inc.	3,850	$395,395
Cabot Corp.	4,300	175,784
Celanese Corp. Series A	5,300	356,849
The Chemours Co.	74,700	400,392
The Dow Chemical Co.	32,910	1,694,207
Eastman Chemical Co.	3,100	209,281
Huntsman Corp.	29,700	337,689
The Mosaic Co.	11,600	320,044
Westlake Chemical Corp.	60	3,259

		3,892,900

Forest Products & Paper — 0.3%
Domtar Corp.	13,200	487,740
International Paper Co.	8,000	301,600

		789,340

Iron & Steel — 0.4%
Nucor Corp.	14,900	600,470
Reliance Steel & Aluminum Co.	9,900	573,309
Steel Dynamics, Inc.	8,800	157,256
United States Steel Corp.	90	718

		1,331,753

Mining — 0.3%
Freeport-McMoRan, Inc.	31	210
Newmont Mining Corp.	31,500	566,685
Vulcan Materials Co.	2,500	237,425

		804,320

		6,818,313

Communications — 6.5%
Internet — 0.3%
Liberty Interactive Corp. Class A (a)	14,400	393,408
Symantec Corp.	19,900	417,900

		811,308

Media — 1.0%
Cablevision Systems Corp. Class A	18,500	590,150
Comcast Corp. Class A	6,300	355,509
DISH Network Corp. Class A (a)	2,700	154,386
Gannett Co., Inc.	49,677	809,238
Graham Holdings Co. Class B	856	415,134
John Wiley & Sons, Inc. Class A	1,400	63,042
Liberty Broadband Corp. Class A (a)	87	4,494
Liberty Media Corp. Class A (a)	350	13,737
News Corp. Class A	2,300	30,728
TEGNA, Inc.	855	21,820
Thomson Reuters Corp.	5,300	200,605
Time Warner, Inc.	5,190	335,637

	Number of Shares	Value
Tribune Media Co.	2,900	$98,049
Twenty-First Century Fox Class A	6,500	176,540

		3,269,069

Telecommunications — 5.2%
AT&T, Inc.	160,814	5,533,610
CenturyLink, Inc.	23,407	588,920
Cisco Systems, Inc.	204,300	5,547,766
CommScope Holding Co., Inc. (a)	8,000	207,120
Corning, Inc.	43,200	789,696
EchoStar Corp. Class A (a)	800	31,288
Frontier Communications Corp.	12,989	60,659
Harris Corp.	38	3,302
Juniper Networks, Inc.	31,000	855,600
Level 3 Communications, Inc. (a)	8,700	472,932
QUALCOMM, Inc.	10,100	504,849
T-Mobile US, Inc. (a)	5,250	205,380
Telephone & Data Systems, Inc.	17,818	461,308
Verizon Communications, Inc.	11,300	522,286
Viavi Solutions, Inc. (a)	77,600	472,584

		16,257,300

		20,337,677

Consumer, Cyclical — 7.0%
Airlines — 0.4%
JetBlue Airways Corp. (a)	55,100	1,248,015

Auto Manufacturers — 1.5%
Ford Motor Co.	124,600	1,755,614
General Motors Co.	71,300	2,424,913
Paccar, Inc.	9,200	436,080

		4,616,607

Automotive & Parts — 0.6%
Allison Transmission Holdings, Inc.	6,500	168,285
The Goodyear Tire & Rubber Co.	26,900	878,823
Johnson Controls, Inc.	400	15,796
Lear Corp.	7,270	892,974

		1,955,878

Distribution & Wholesale — 0.0%
Genuine Parts Co.	200	17,178
WESCO International, Inc. (a)	1,200	52,416

		69,594

Entertainment — 0.0%
Gaming and Leisure Properties, Inc.	76	2,113

Home Builders — 0.2%
Lennar Corp.	9,800	393,764
Lennar Corp. Class A	2,600	127,166

		520,930

Home Furnishing — 0.1%
Whirlpool Corp.	2,850	418,580

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Household Products — 0.1%
Tupperware Brands Corp.	7,300	$406,245

Housewares — 0.0%
Newell Rubbermaid, Inc.	900	39,672

Leisure Time — 0.3%
Carnival Corp.	11,600	631,968
Royal Caribbean Cruises Ltd.	4,300	435,203

		1,067,171

Lodging — 0.0%
Hyatt Hotels Corp. Class A (a)	100	4,702
MGM Resorts International (a)	2,300	52,256

		56,958

Retail — 3.7%
Best Buy Co., Inc.	15,900	484,155
Coach, Inc.	15,200	497,496
CST Brands, Inc.	200	7,828
CVS Health Corp.	2,580	252,247
Darden Restaurants, Inc.	15,300	973,692
Dick’s Sporting Goods, Inc.	2,800	98,980
Dillard’s, Inc. Class A	720	47,311
DSW, Inc. Class A	5,000	119,300
Foot Locker, Inc.	14,000	911,260
GameStop Corp. Class A	24,300	681,372
The Home Depot, Inc.	3,380	447,005
J.C. Penney Co., Inc. (a)	5,500	36,630
Kohl’s Corp.	9,600	457,248
Macy’s, Inc.	3,244	113,475
Nu Skin Enterprises, Inc. Class A	13,200	500,148
O’Reilly Automotive, Inc. (a)	1,510	382,664
Office Depot, Inc. (a)	34,000	191,760
PVH Corp.	2,570	189,281
Rite Aid Corp. (a)	18,700	146,608
Staples, Inc.	28,400	268,948
Target Corp.	11,200	813,232
Wal-Mart Stores, Inc.	50,200	3,077,260
Walgreens Boots Alliance, Inc.	7,100	604,600
World Fuel Services Corp.	3,500	134,610

		11,437,110

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	2,000	134,720

		21,973,593

Consumer, Non-cyclical — 18.2%
Agriculture — 0.8%
Altria Group, Inc.	7,300	424,933
Archer-Daniels-Midland Co.	8,000	293,440
Bunge Ltd.	8,300	566,724
Philip Morris International, Inc.	14,700	1,292,277

		2,577,374

Beverages — 0.0%
Molson Coors Brewing Co. Class B	260	24,419

	Number of Shares	Value
Biotechnology — 0.3%
Bio-Rad Laboratories, Inc. Class A (a)	5,840	$809,774

Commercial Services — 1.1%
Aaron’s, Inc.	900	20,151
The ADT Corp.	4,600	151,708
Automatic Data Processing, Inc.	4,100	347,352
Booz Allen Hamilton Holding Corp.	6,100	188,185
CoreLogic, Inc. (a)	10,200	345,372
Donnelley (R.R.) & Sons Co.	8,900	131,008
H&R Block, Inc.	13,100	436,361
KAR Auction Services, Inc.	12,200	451,766
Macquarie Infrastructure Corp.	4,500	326,700
Manpower, Inc.	6,700	564,743
Paychex, Inc.	300	15,867
Towers Watson & Co. Class A	4,090	525,401

		3,504,614

Cosmetics & Personal Care — 1.2%
Colgate-Palmolive Co.	2,600	173,212
Edgewell Personal Care Co.	80	6,270
The Procter & Gamble Co.	46,110	3,661,595

		3,841,077

Foods — 1.6%
ConAgra Foods, Inc.	6,200	261,392
Ingredion, Inc.	2,970	284,645
The J.M. Smucker Co.	1,820	224,479
Mondelez International, Inc. Class A	65,150	2,921,326
Pilgrim’s Pride Corp.	1,500	33,135
Pinnacle Foods, Inc.	1,900	80,674
Sysco Corp.	3,300	135,300
Tyson Foods, Inc. Class A	19,800	1,055,934

		4,996,885

Health Care – Products — 4.5%
Alere, Inc. (a)	5,700	222,813
Boston Scientific Corp. (a)	35,500	654,620
Hill-Rom Holdings, Inc.	7,600	365,256
Johnson & Johnson	74,030	7,604,362
Medtronic PLC	49,469	3,805,155
QIAGEN NV (a)	6,700	185,255
St. Jude Medical, Inc.	7,900	487,983
Stryker Corp.	900	83,646
Zimmer Biomet Holdings, Inc.	5,070	520,131

		13,929,221

Health Care – Services — 1.6%
Aetna, Inc.	8,701	940,752
Anthem, Inc.	7,650	1,066,716
Community Health Systems, Inc. (a)	1,000	26,530
DaVita HealthCare Partners, Inc. (a)	2,500	174,275
HCA Holdings, Inc. (a)	5,100	344,913
Health Net, Inc. (a)	1,600	109,536
LifePoint Health, Inc. (a)	1,600	117,440

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MEDNAX, Inc. (a)	11,300	$809,758
Quest Diagnostics, Inc.	7,100	505,094
Thermo Fisher Scientific, Inc.	1,390	197,172
UnitedHealth Group, Inc.	2,850	335,274
Universal Health Services, Inc. Class B	2,190	261,683

		4,889,143

Household Products — 0.3%
Avery Dennison Corp.	2,300	144,118
The Clorox Co.	4,440	563,125
Kimberly-Clark Corp.	2,860	364,078

		1,071,321

Pharmaceuticals — 6.8%
Abbott Laboratories	46,900	2,106,279
Allergan PLC (a)	850	265,625
Cardinal Health, Inc.	2,700	241,029
DENTSPLY International, Inc.	100	6,085
Endo International PLC (a)	9,900	606,078
Express Scripts Holding Co. (a)	5,800	506,978
Herbalife Ltd. (a)	9,000	482,580
Mallinckrodt PLC (a)	7,860	586,592
Merck & Co., Inc.	108,428	5,727,167
Mylan NV (a)	10,100	546,107
Perrigo Co. PLC	1,750	253,225
Pfizer, Inc.	259,813	8,386,764
Quintiles Transnational Holdings, Inc. (a)	10,500	720,930
VCA, Inc. (a)	3,300	181,500
VWR Corp. (a)	16,800	475,608

		21,092,547

		56,736,375

Diversified — 0.0%
Holding Company – Diversified — 0.0%
Leucadia National Corp.	7,800	135,642

Energy — 9.3%
Energy – Alternate Sources — 0.3%
First Solar, Inc. (a)	15,500	1,022,845

Oil & Gas — 7.8%
Anadarko Petroleum Corp.	80	3,886
Apache Corp.	28	1,245
California Resources Corp.	92	214
Chevron Corp.	52,085	4,685,567
ConocoPhillips	48	2,241
CVR Energy, Inc.	4,100	161,335
Denbury Resources, Inc.	14	28
Devon Energy Corp.	6,450	206,400
Diamond Offshore Drilling, Inc.	25,500	538,050
Ensco PLC Class A	28,100	432,459
Exxon Mobil Corp.	112,090	8,737,416
Hess Corp.	4,700	227,856
Marathon Petroleum Corp.	18,240	945,562

	Number of Shares	Value
Murphy Oil Corp.	6,100	$136,945
Nabors Industries Ltd.	5,100	43,401
Noble Corp. PLC	65,200	687,860
Noble Energy, Inc.	80	2,634
Occidental Petroleum Corp.	30	2,028
PBF Energy, Inc. Class A	28,500	1,049,085
Phillips 66	31,100	2,543,980
Questar Corp.	6,100	118,828
Rowan Cos. PLC Class A	41,000	694,950
Seadrill Ltd. (a)	71,700	243,063
Tesoro Corp.	8,950	943,062
Valero Energy Corp.	25,664	1,814,701
WPX Energy, Inc. (a)	66	379

		24,223,175

Oil & Gas Services — 1.1%
Baker Hughes, Inc.	17,903	826,223
Cameron International Corp. (a)	15,300	966,960
Frank’s International NV	28,900	482,341
HollyFrontier Corp.	14,500	578,405
National Oilwell Varco, Inc.	7,400	247,826
NOW, Inc. (a)	75	1,187
Schlumberger Ltd.	3,000	209,250
Superior Energy Services, Inc.	9,400	126,618

		3,438,810

Pipelines — 0.1%
Kinder Morgan, Inc.	16,500	246,180
National Fuel Gas Co.	1,150	49,163
Spectra Energy Corp.	3,000	71,820

		367,163

		29,051,993

Financial — 31.0%
Banks — 9.0%
Associated Banc-Corp.	7,350	137,813
Bank of America Corp.	441,973	7,438,406
Bank of Hawaii Corp.	920	57,868
The Bank of New York Mellon Corp.	44,550	1,836,351
BB&T Corp.	16,119	609,459
BOK Financial Corp.	700	41,853
Capital One Financial Corp.	16,250	1,172,925
Citizens Financial Group, Inc.	9,700	254,043
Commerce Bancshares, Inc.	4,111	174,882
East West Bancorp, Inc.	11,200	465,472
Fifth Third Bancorp	42,760	859,476
First Horizon National Corp.	46,016	668,152
First Republic Bank	2,600	171,756
Huntington Bancshares, Inc.	7,871	87,053
KeyCorp	28,000	369,320
M&T Bank Corp.	5	606
Northern Trust Corp.	300	21,627
PacWest Bancorp	3,800	163,780
PNC Financial Services Group, Inc.	17,636	1,680,887

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Popular, Inc.	2,600	$73,684
Regions Financial Corp.	56,260	540,096
State Street Corp.	4,400	291,984
SunTrust Banks, Inc.	23,300	998,172
SVB Financial Group (a)	3,470	412,583
Synovus Financial Corp.	20,471	662,851
U.S. Bancorp	29,890	1,275,406
Wells Fargo & Co.	140,510	7,638,124
Zions Bancorp	50	1,365

		28,105,994

Diversified Financial — 7.9%
Air Lease Corp.	200	6,696
Ally Financial, Inc. (a)	25,900	482,776
American Express Co.	2,500	173,875
Ameriprise Financial, Inc.	160	17,027
BlackRock, Inc.	2,050	698,066
CIT Group, Inc.	18,400	730,480
Citigroup, Inc.	106,871	5,530,574
CME Group, Inc.	11,260	1,020,156
Discover Financial Services	13,900	745,318
E*TRADE Financial Corp. (a)	10,500	311,220
FNF Group	2,557	88,651
The Goldman Sachs Group, Inc.	13,310	2,398,861
Interactive Brokers Group, Inc. Class A	1,400	61,040
Intercontinental Exchange, Inc.	1,237	316,994
JP Morgan Chase & Co.	144,027	9,510,103
Legg Mason, Inc.	5,200	203,996
Morgan Stanley	4,800	152,688
The Nasdaq, Inc.	11,700	680,589
Navient Corp.	12,900	147,705
Raymond James Financial, Inc.	300	17,391
Santander Consumer USA Holdings, Inc. (a)	40,600	643,510
Synchrony Financial (a)	25,200	766,332

		24,704,048

Diversified Financial Services — 0.0%
Voya Financial, Inc.	1,800	66,438

Insurance — 9.5%
ACE Ltd.	12,340	1,441,929
Aflac, Inc.	17,300	1,036,270
Alleghany Corp. (a)	825	394,292
Allied World Assurance Co. Holdings Ltd.	7,960	296,032
The Allstate Corp.	14,400	894,096
American Financial Group, Inc.	8,000	576,640
American International Group, Inc.	14,802	917,280
American National Insurance Co.	1,120	114,542
AmTrust Financial Services, Inc.	7,400	455,692
Arch Capital Group Ltd. (a)	4,100	285,975
Aspen Insurance Holdings Ltd.	11,600	560,280

	Number of Shares	Value
Assurant, Inc.	9,990	$804,595
Assured Guaranty Ltd.	31,400	829,902
Axis Capital Holdings Ltd.	3,100	174,282
Berkshire Hathaway, Inc. Class B (a)	44,630	5,892,945
The Chubb Corp.	8,160	1,082,343
Cincinnati Financial Corp.	9,920	586,966
Endurance Specialty Holdings Ltd.	11,400	729,486
Everest Re Group Ltd.	4,760	871,508
Genworth Financial, Inc. Class A (a)	56,860	212,088
The Hanover Insurance Group, Inc.	10,400	845,936
The Hartford Financial Services Group, Inc.	19,590	851,381
Lincoln National Corp.	6,298	316,538
Loews Corp.	17,420	668,928
Markel Corp. (a)	555	490,259
Marsh & McLennan Cos., Inc.	3,600	199,620
Mercury General Corp.	890	41,447
MetLife, Inc.	22,940	1,105,938
Old Republic International Corp.	48,400	901,692
PartnerRe Ltd.	3,240	452,758
Principal Financial Group, Inc.	2,000	89,960
ProAssurance Corp.	1,900	92,207
The Progressive Corp.	9,400	298,920
Prudential Financial, Inc.	17,600	1,432,816
Reinsurance Group of America, Inc.	3,050	260,928
RenaissanceRe Holdings Ltd.	4,700	531,993
StanCorp Financial Group, Inc.	1,220	138,934
Torchmark Corp.	890	50,872
The Travelers Cos., Inc.	10,069	1,136,387
Unum Group	8,600	286,294
Validus Holdings Ltd.	18,600	860,994
W.R. Berkley Corp.	900	49,275
White Mountains Insurance Group Ltd.	53	38,521
XL Group PLC	9,550	374,169

		29,673,910

Real Estate — 0.2%
Four Corners Property Trust, Inc. (a)	5,100	123,216
Jones Lang LaSalle, Inc.	3,580	572,299
The RMR Group, Inc. Class A (a)	79	1,138
WP Carey, Inc.	100	5,900

		702,553

Real Estate Investment Trusts (REITS) — 4.0%
Alexandria Real Estate Equities, Inc.	1,600	144,576
American Campus Communities, Inc.	100	4,134
American Capital Agency Corp.	5,700	98,838
Annaly Capital Management, Inc.	21,560	202,233
Apartment Investment & Management Co. Class A	4,300	172,129
Apple Hospitality REIT, Inc.	25,300	505,241
AvalonBay Communities, Inc.	4,294	790,654
BioMed Realty Trust, Inc.	1,600	37,904

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Camden Property Trust	2,100	$161,196
Care Capital Properties, Inc.	13,900	424,923
CBL & Associates Properties, Inc.	33,200	410,684
Chimera Investment Corp.	6,320	86,205
Columbia Property Trust, Inc.	4,300	100,964
Communications Sales & Leasing, Inc. (a)	72	1,346
Corrections Corporation of America	705	18,675
Digital Realty Trust, Inc.	1,900	143,678
Duke Realty Corp.	9,600	201,792
Equity Commonwealth (a)	67	1,858
Equity Residential	14,600	1,191,214
Essex Property Trust, Inc.	2,163	517,844
General Growth Properties, Inc.	19,940	542,567
HCP, Inc.	500	19,120
Hospitality Properties Trust	4,540	118,721
Host Hotels & Resorts, Inc.	13,503	207,136
Kilroy Realty Corp.	3,100	196,168
Kimco Realty Corp.	9,500	251,370
Liberty Property Trust	16,270	505,184
The Macerich Co.	4,182	337,446
MFA Financial, Inc.	94,400	623,040
Mid-America Apartment Communities, Inc.	2,600	236,106
National Retail Properties, Inc.	7,500	300,375
Post Properties, Inc.	300	17,748
Prologis, Inc.	21,585	926,428
Realty Income Corp.	2,700	139,401
Regency Centers Corp.	4,800	326,976
Senior Housing Properties Trust	400	5,936
SL Green Realty Corp.	4,250	480,165
Spirit Realty Capital, Inc.	16,100	161,322
Starwood Property Trust, Inc.	8,400	172,704
Taubman Centers, Inc.	200	15,344
Two Harbors Investment Corp.	10,800	87,480
UDR, Inc.	8,400	315,588
Ventas, Inc.	3,300	186,219
Vornado Realty Trust	4,638	463,614
Weingarten Realty Investors	4,400	152,152
Welltower, Inc.	5,700	387,771
Weyerhaeuser Co.	100	2,998
WP GLIMCHER, Inc.	200	2,122

		12,397,289

Savings & Loans — 0.4%
First Niagara Financial Group, Inc.	9,700	105,245
New York Community Bancorp, Inc.	21,290	347,453
People’s United Financial, Inc.	37,200	600,780

		1,053,478

		96,703,710

Industrial — 11.6%
Aerospace & Defense — 1.8%
General Dynamics Corp.	4,710	646,965

	Number of Shares	Value
L-3 Communications Holdings, Inc.	2,260	$270,093
Northrop Grumman Corp.	5,920	1,117,755
Orbital ATK, Inc.	10,200	911,268
Raytheon Co.	6,640	826,879
Spirit AeroSystems Holdings, Inc. Class A (a)	18,800	941,316
United Technologies Corp.	9,240	887,687

		5,601,963

Building Materials — 0.4%
Armstrong World Industries, Inc. (a)	11,400	521,322
Owens Corning, Inc.	18,800	884,164

		1,405,486

Electronics — 0.7%
Agilent Technologies, Inc.	13,000	543,530
Arrow Electronics, Inc. (a)	3,800	205,884
Avnet, Inc.	3,600	154,224
Dolby Laboratories, Inc. Class A	1,000	33,650
Gentex Corp.	2,900	46,429
Jabil Circuit, Inc.	39,500	919,955
Keysight Technologies, Inc. (a)	4,300	121,819
PerkinElmer, Inc.	2,610	139,818

		2,165,309

Engineering & Construction — 0.5%
AECOM (a)	3,411	102,432
Chicago Bridge & Iron Co. NV	10,300	401,597
Fluor Corp.	6,200	292,764
Jacobs Engineering Group, Inc. (a)	5,400	226,530
KBR, Inc.	37,600	636,192

		1,659,515

Environmental Controls — 0.4%
Republic Services, Inc.	3,290	144,727
Waste Connections, Inc.	50	2,816
Waste Management, Inc.	19,440	1,037,513

		1,185,056

Hand & Machine Tools — 0.2%
Kennametal, Inc.	700	13,440
Lincoln Electric Holdings, Inc.	600	31,134
Stanley Black & Decker, Inc.	5,035	537,386

		581,960

Machinery – Construction & Mining — 0.1%
Babcock & Wilcox Enterprises, Inc. (a)	900	18,783
Caterpillar, Inc.	500	33,980
Ingersoll-Rand PLC	8,000	442,320

		495,083

Machinery – Diversified — 1.3%
AGCO Corp.	15,070	684,027
BWX Technologies, Inc.	30,200	959,454
Deere & Co.	11,600	884,732

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
IDEX Corp.	1,000	$76,610
Roper Technologies, Inc.	2,760	523,821
SPX FLOW, Inc. (a)	27,700	773,107
Xylem, Inc.	1,700	62,050

		3,963,801

Manufacturing — 4.8%
AptarGroup, Inc.	5,100	370,515
Crane Co.	20	957
Danaher Corp.	11,600	1,077,408
Dover Corp.	6,000	367,860
Eaton Corp. PLC	5,672	295,171
General Electric Co.	354,290	11,036,133
ITT Corp.	2,400	87,168
Parker Hannifin Corp.	2,410	233,722
Pentair PLC	19	941
SPX Corp.	70	653
Teleflex, Inc.	1,740	228,723
Textron, Inc.	9,400	394,894
Trinity Industries, Inc.	33,900	814,278

		14,908,423

Metal Fabricate & Hardware — 0.2%
Valmont Industries, Inc.	6,380	676,408

Packaging & Containers — 0.4%
Bemis Co., Inc.	11,060	494,271
Crown Holdings, Inc. (a)	12,200	618,540
WestRock Co.	240	10,949

		1,123,760

Transportation — 0.5%
CSX Corp.	15,100	391,845
FedEx Corp.	3,920	584,041
Ryder System, Inc.	3,590	204,019
Teekay Corp.	9,800	96,726
Union Pacific Corp.	4,600	359,720

		1,636,351

Trucking & Leasing — 0.3%
AMERCO	70	27,265
GATX Corp.	18,400	782,920

		810,185

		36,213,300

Technology — 8.9%
Computers — 2.6%
Amdocs Ltd.	5,800	316,506
Brocade Communications Systems, Inc.	23,300	213,894
Computer Sciences Corp.	29,970	979,419
CSRA, Inc.	13,470	404,100
DST Systems, Inc.	3,000	342,180
EMC Corp.	38,700	993,816
Hewlett Packard Enterprise Co.	65,400	994,080
HP, Inc.	65,400	774,336

	Number of Shares	Value
International Business Machines Corp.	4,730	$650,943
NCR Corp. (a)	33,600	821,856
NetApp, Inc.	28,000	742,840
SanDisk Corp.	5,600	425,544
Synopsys, Inc. (a)	6,500	296,465
Western Digital Corp.	2,200	132,110

		8,088,089

Office Equipment/Supplies — 0.4%
Pitney Bowes, Inc.	27,600	569,940
Xerox Corp.	54,156	575,678

		1,145,618

Semiconductors — 3.0%
Analog Devices, Inc.	1,100	60,852
Broadcom Corp. Class A	13,500	780,570
Intel Corp.	139,700	4,812,665
Lam Research Corp.	7,252	575,954
Marvell Technology Group Ltd.	10,000	88,200
Maxim Integrated Products, Inc.	5,400	205,200
Micron Technology, Inc. (a)	40,500	573,480
NVIDIA Corp.	28,300	932,768
Teradyne, Inc.	42,900	886,743
Xilinx, Inc.	9,000	422,730

		9,339,162

Software — 2.9%
Activision Blizzard, Inc.	9,400	363,874
ANSYS, Inc. (a)	1,400	129,500
CA, Inc.	12,990	370,995
The Dun & Bradstreet Corp.	2,610	271,257
Fidelity National Information Services, Inc.	1,900	115,140
Leidos Holdings, Inc.	15,950	897,347
Microsoft Corp.	94,600	5,248,408
Nuance Communications, Inc. (a)	12,700	252,603
Oracle Corp.	33,000	1,205,490
SS&C Technologies Holdings, Inc	3,800	259,426

		9,114,040

		27,686,909

Utilities — 5.2%
Electric — 4.5%
The AES Corp.	15,300	146,421
Alliant Energy Corp.	1,300	81,185
Ameren Corp.	14,660	633,752
American Electric Power Co., Inc.	20,930	1,219,591
Calpine Corp. (a)	6,900	99,843
CenterPoint Energy, Inc.	1,200	22,032
CMS Energy Corp.	10,500	378,840
Consolidated Edison, Inc.	11,460	736,534
Dominion Resources, Inc.	9,000	608,760
DTE Energy Co.	4,210	337,600
Duke Energy Corp.	3,214	229,447

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Edison International	11,080	$656,047
Entergy Corp.	2,400	164,064
Eversource Energy	7,081	361,627
Exelon Corp.	50,775	1,410,022
FirstEnergy Corp.	24,827	787,761
Great Plains Energy, Inc.	4,237	115,712
Hawaiian Electric Industries, Inc.	2,800	81,060
NextEra Energy, Inc.	5,790	601,523
NRG Energy, Inc.	2,000	23,540
OGE Energy Corp.	2,220	58,364
Pepco Holdings, Inc.	710	18,467
PG&E Corp.	12,330	655,833
Pinnacle West Capital Corp.	960	61,901
PPL Corp.	26,000	887,380
Public Service Enterprise Group, Inc.	26,900	1,040,761
SCANA Corp.	7,020	424,640
The Southern Co.	29,150	1,363,928
TECO Energy, Inc.	8,030	213,999
WEC Energy Group, Inc.	4,420	226,790
Westar Energy, Inc.	200	8,482
Xcel Energy, Inc.	9,720	349,045

		14,004,951

Gas — 0.7%
AGL Resources, Inc.	4,160	265,449
Atmos Energy Corp.	4,350	274,224
NiSource, Inc.	28,890	563,644
Sempra Energy	8,070	758,661
UGI Corp.	1,135	38,318
Vectren Corp.	4,150	176,043

		2,076,339

Water — 0.0%
Aqua America, Inc.	25	745

		16,082,035

TOTAL COMMON STOCK (Cost $311,762,514)		311,739,547

TOTAL EQUITIES (Cost $311,762,514)		311,739,547

RIGHTS — 0.0%
Consumer, Cyclical — 0.0%
Retail — 0.0%
Safeway Casa Ley Contingent Value (a) (b)	9,300	9,393
Safeway PDC, LLC Contingent Value (a) (b)	9,300	465

		9,858

TOTAL RIGHTS (Cost $9,858)		9,858

		Value
TOTAL LONG-TERM INVESTMENTS (Cost $311,772,372)		$311,749,405

	Principal Amount
SHORT-TERM INVESTMENTS — 0.5%
Repurchase Agreement — 0.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 12/31/15, 0.010%, due 1/04/16 (c)	$1,450,138	1,450,138

Time Deposit — 0.0%
Euro Time Deposit 0.010% 1/04/16	6,129	6,129

TOTAL SHORT-TERM INVESTMENTS (Cost $1,456,267)		1,456,267

TOTAL INVESTMENTS — 100.4% (Cost $313,228,639) (d)		313,205,672

Other Assets/(Liabilities) — (0.4)%		(1,126,473)

NET ASSETS — 100.0%		$312,079,199

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2015, these securities amounted to a value of $9,858 or 0.00% of net assets.
(c)	Maturity value of $1,450,139. Collateralized by U.S. Government Agency obligations with a rate of 2.120%, maturity date of 11/07/22, and an aggregate market value, including accrued interest, of $1,479,906.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Main Street Fund – Portfolio of Investments

December 31, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.0%

COMMON STOCK — 98.0%
Basic Materials — 1.7%
Chemicals — 0.6%
PPG Industries, Inc.	8,360	$826,135

Mining — 1.1%
Teck Resources Ltd. Class B (a)	21,210	81,870
Vulcan Materials Co.	13,645	1,295,866

		1,377,736

		2,203,871

Communications — 15.2%
Advertising — 1.3%
Nielsen Holdings PLC	34,300	1,598,380

Internet — 8.4%
Alphabet, Inc. Class C (b)	8,737	6,630,335
Amazon.com, Inc. (b)	2,970	2,007,393
Facebook, Inc. Class A (b)	19,450	2,035,637

		10,673,365

Media — 3.8%
Comcast Corp. Class A	49,110	2,771,277
The McGraw Hill Financial, Inc.	20,520	2,022,862

		4,794,139

Telecommunications — 1.7%
Verizon Communications, Inc.	45,370	2,097,001

		19,162,885

Consumer, Cyclical — 5.9%
Auto Manufacturers — 0.9%
General Motors Co.	33,280	1,131,853

Automotive & Parts — 0.9%
Delphi Automotive PLC	8,970	768,998
Lear Corp.	3,060	375,860

		1,144,858

Leisure Time — 0.3%
Harley-Davidson, Inc.	8,430	382,637

Retail — 3.8%
AutoZone, Inc. (b)	1,896	1,406,661
Dunkin’ Brands Group, Inc.	15,460	658,442
The Home Depot, Inc.	20,260	2,679,385

		4,744,488

		7,403,836

Consumer, Non-cyclical — 28.3%
Agriculture — 2.8%
Philip Morris International, Inc.	40,771	3,584,179

Beverages — 2.5%
PepsiCo, Inc.	32,100	3,207,432

	Number of Shares	Value
Biotechnology — 2.3%
Gilead Sciences, Inc.	28,890	$2,923,379

Commercial Services — 2.8%
McKesson Corp.	6,040	1,191,269
PayPal Holdings, Inc. (b)	63,060	2,282,772

		3,474,041

Foods — 4.5%
The Kraft Heinz Co.	18,090	1,316,228
Mondelez International, Inc. Class A	98,410	4,412,705

		5,728,933

Health Care – Products — 3.7%
Boston Scientific Corp. (b)	88,460	1,631,202
Johnson & Johnson	29,530	3,033,322

		4,664,524

Health Care – Services — 1.9%
UnitedHealth Group, Inc.	20,690	2,433,971

Household Products — 0.9%
Henkel AG & Co. KGaA	11,597	1,112,873

Pharmaceuticals — 6.9%
Bristol-Myers Squibb Co.	34,780	2,392,516
Express Scripts Holding Co. (b)	32,530	2,843,447
Merck & Co., Inc.	34,910	1,843,946
Mylan NV (b)	29,420	1,590,740

		8,670,649

		35,799,981

Energy — 6.4%
Oil & Gas — 5.0%
Chevron Corp.	33,500	3,013,660
Noble Energy, Inc.	42,331	1,393,960
Suncor Energy, Inc.	73,870	1,905,846

		6,313,466

Oil & Gas Services — 0.6%
HollyFrontier Corp.	16,841	671,788

Pipelines — 0.8%
Magellan Midstream Partners LP	15,310	1,039,855

		8,025,109

Financial — 16.8%
Banks — 2.6%
The Bank of New York Mellon Corp.	55,010	2,267,512
M&T Bank Corp.	8,670	1,050,631

		3,318,143

Diversified Financial — 8.3%
Citigroup, Inc.	87,234	4,514,359
CME Group, Inc.	41,275	3,739,515
Discover Financial Services	26,850	1,439,697
MasterCard, Inc. Class A	8,680	845,085

		10,538,656

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Main Street Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Insurance — 4.5%
American International Group, Inc.	17,450	$1,081,376
Berkshire Hathaway, Inc. Class B (b)	19,740	2,606,470
Genworth Financial, Inc. Class A (b)	101,370	378,110
Marsh & McLennan Cos., Inc.	29,573	1,639,823

		5,705,779

Real Estate Investment Trusts (REITS) — 1.4%
Simon Property Group, Inc.	8,790	1,709,128

		21,271,706

Industrial — 11.5%
Aerospace & Defense — 1.9%
Lockheed Martin Corp.	6,130	1,331,130
United Technologies Corp.	11,690	1,123,058

		2,454,188

Electronics — 1.3%
Tyco International PLC	49,820	1,588,760

Environmental Controls — 0.9%
Republic Services, Inc.	10,430	458,816
Waste Connections, Inc.	13,050	734,976

		1,193,792

Machinery – Diversified — 1.2%
Deere & Co. (a)	18,990	1,448,367

Manufacturing — 4.0%
General Electric Co.	163,080	5,079,942

Transportation — 2.2%
Canadian National Railway Co.	24,590	1,374,089
Canadian Pacific Railway Ltd.	4,840	617,584
CSX Corp.	29,290	760,075

		2,751,748

		14,516,797

Technology — 9.1%
Computers — 7.3%
Amdocs Ltd.	42,720	2,331,230
Apple, Inc.	55,695	5,862,456
Western Digital Corp.	16,626	998,391

		9,192,077

Office Equipment/Supplies — 1.0%
Xerox Corp.	122,610	1,303,344

Semiconductors — 0.8%
Applied Materials, Inc.	53,950	1,007,247

		11,502,668

Utilities — 3.1%
Electric — 2.6%
ITC Holdings Corp.	11,910	467,467
PG&E Corp.	52,420	2,788,220

		3,255,687

Gas — 0.5%
AmeriGas Partners LP	17,635	604,352

		3,860,039

	Number of Shares	Value
TOTAL COMMON STOCK (Cost $116,996,317)		$123,746,892

TOTAL EQUITIES (Cost $116,996,317)		123,746,892

MUTUAL FUNDS — 0.9%
Diversified Financial — 0.9%
State Street Navigator Securities Lending Prime Portfolio (c)	1,100,198	1,100,198

TOTAL MUTUAL FUNDS (Cost $1,100,198)		1,100,198

TOTAL LONG-TERM INVESTMENTS (Cost $118,096,515)		124,847,090

	Principal Amount
SHORT-TERM INVESTMENTS — 2.6%
Repurchase Agreement — 2.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 12/31/15, 0.010%, due 1/04/16 (d)	$3,305,157	3,305,157

Time Deposit — 0.0%
Euro Time Deposit 0.010% 1/04/16	6,287	6,287

TOTAL SHORT-TERM INVESTMENTS (Cost $3,311,444)		3,311,444

TOTAL INVESTMENTS — 101.5% (Cost $121,407,959) (e)		128,158,534

Other Assets/(Liabilities) — (1.5)%		(1,895,424)

NET ASSETS — 100.0%		$126,263,110

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2015, was $1,074,832 or 0.85% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $3,305,160. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 12/15/17, and an aggregate market value, including accrued interest, of $3,371,286.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments

December 31, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.2%

COMMON STOCK — 99.2%
Basic Materials — 1.7%
Chemicals — 1.6%
Air Products & Chemicals, Inc.	5,840	$759,843
Ashland, Inc.	280	28,756
Celanese Corp. Series A	14,590	982,345
CF Industries Holdings, Inc.	19,500	795,795
The Chemours Co.	22,900	122,744
The Dow Chemical Co.	21,200	1,091,376
E.I. du Pont de Nemours & Co.	1,600	106,560
Eastman Chemical Co.	2,196	148,252
Ecolab, Inc.	8	915
Huntsman Corp.	60,900	692,433
LyondellBasell Industries NV Class A	27,570	2,395,833
Monsanto Co.	60	5,911
The Sherwin-Williams Co.	1,920	498,432

		7,629,195

Forest Products & Paper — 0.1%
International Paper Co.	6,400	241,280

Iron & Steel — 0.0%
Steel Dynamics, Inc.	10,900	194,783

Mining — 0.0%
Southern Copper Corp.	2	52

		8,065,310

Communications — 19.6%
Advertising — 0.4%
The Interpublic Group of Companies, Inc.	42,700	994,056
Omnicom Group, Inc.	12,000	907,920

		1,901,976

Internet — 10.9%
Alphabet, Inc. Class A (a)	13,319	10,362,315
Alphabet, Inc. Class C (a)	12,079	9,166,511
Amazon.com, Inc. (a)	17,371	11,740,885
CDW Corp.	5,900	248,036
eBay, Inc. (a)	91,630	2,517,992
Equinix, Inc.	57	17,237
Expedia, Inc.	13,902	1,728,019
F5 Networks, Inc. (a)	3,360	325,786
Facebook, Inc. Class A (a)	61,860	6,474,268
FireEye, Inc. (a)	22,500	466,650
GoDaddy, Inc. Class A (a)	14,500	464,870
Groupon, Inc. (a)	45,400	139,378
IAC/InterActiveCorp	19,400	1,164,970
Liberty Interactive Corp. QVC Group (a)	22,100	603,772
Liberty Ventures Series A (a)	6,470	291,862

	Number of Shares	Value
LinkedIn Corp. Class A (a)	2,780	$625,722
Netflix, Inc. (a)	7,097	811,755
The Priceline Group, Inc. (a)	2,565	3,270,247
VeriSign, Inc. (a)	15,640	1,366,310

		51,786,585

Media — 5.1%
AMC Networks, Inc. Class A (a)	6,900	515,292
Cablevision Systems Corp. Class A	35,500	1,132,450
Comcast Corp. Class A	71,500	4,034,745
Discovery Communications, Inc. Series A (a)	7,300	194,764
Discovery Communications, Inc. Series C (a)	8,000	201,760
DISH Network Corp. Class A (a)	7,500	428,850
FactSet Research Systems, Inc.	4,250	690,922
The McGraw Hill Financial, Inc.	9,160	902,993
MSG Networks, Inc. Class A (a)	55,900	1,162,720
Scripps Networks Interactive Class A	16,100	888,881
Sirius XM Holdings, Inc. (a)	162,300	660,561
Starz Class A (a)	19,200	643,200
Time Warner Cable, Inc.	9,040	1,677,734
Time Warner, Inc.	23,400	1,513,278
Twenty-First Century Fox Class A	11,900	323,204
Twenty-First Century Fox, Inc. Class B	10,800	294,084
Viacom, Inc. Class B	19,300	794,388
The Walt Disney Co.	76,960	8,086,957

		24,146,783

Telecommunications — 3.2%
AT&T, Inc.	45,500	1,565,655
CommScope Holding Co., Inc. (a)	40,300	1,043,367
Harris Corp.	8,970	779,493
Juniper Networks, Inc.	53,000	1,462,800
Level 3 Communications, Inc. (a)	40	2,174
Motorola Solutions, Inc.	8,400	574,980
Palo Alto Networks, Inc. (a)	1,700	299,438
QUALCOMM, Inc.	790	39,488
Verizon Communications, Inc.	203,300	9,396,526

		15,163,921

		92,999,265

Consumer, Cyclical — 15.9%
Airlines — 2.2%
Alaska Air Group, Inc.	26,800	2,157,668
American Airlines Group, Inc.	39,300	1,664,355
Delta Air Lines, Inc.	64,900	3,289,781
JetBlue Airways Corp. (a)	57,600	1,304,640
Southwest Airlines Co.	42,700	1,838,662

		10,255,106

Apparel — 1.3%
Carter’s, Inc.	5,100	454,053

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Michael Kors Holdings Ltd. (a)	10,100	$404,606
Nike, Inc. Class B	71,580	4,473,750
Ralph Lauren Corp.	150	16,722
Skechers U.S.A., Inc. Class A (a)	21,810	658,880
VF Corp.	400	24,900

		6,032,911

Auto Manufacturers — 0.1%
Paccar, Inc.	11,900	564,060

Automotive & Parts — 0.9%
Allison Transmission Holdings, Inc.	12,300	318,447
BorgWarner, Inc.	80	3,458
Delphi Automotive PLC	10,500	900,165
Lear Corp.	16,590	2,037,750
Visteon Corp. (a)	10,750	1,230,875

		4,490,695

Distribution & Wholesale — 0.4%
Fossil Group, Inc. (a)	10,310	376,934
Genuine Parts Co.	2,600	223,314
HD Supply Holdings, Inc. (a)	8,000	240,240
Ingram Micro, Inc. Class A	39,300	1,193,934

		2,034,422

Entertainment — 0.5%
Cinemark Holdings, Inc.	4,800	160,464
The Madison Square Garden Co. Class A (a)	2,233	361,299
Regal Entertainment Group Class A	40,000	754,800
Six Flags Entertainment Corp.	22,600	1,241,644

		2,518,207

Home Builders — 0.3%
Lennar Corp.	21,200	851,816
NVR, Inc. (a)	130	213,590
Thor Industries, Inc.	2,300	129,145

		1,194,551

Home Furnishing — 0.2%
Harman International Industries, Inc.	1,590	149,794
Tempur Sealy International, Inc. (a)	5,600	394,576
Whirlpool Corp.	3,560	522,857

		1,067,227

Household Products — 0.2%
Tupperware Brands Corp.	14,800	823,620

Housewares — 0.1%
Newell Rubbermaid, Inc.	5,700	251,256
The Toro Co.	3,180	232,363

		483,619

Leisure Time — 0.3%
Harley-Davidson, Inc.	15,300	694,467
Jarden Corp. (a)	75	4,284
Norwegian Cruise Line Holdings Ltd. (a)	8,400	492,240

		1,190,991

	Number of Shares	Value
Lodging — 0.7%
Hilton Worldwide Holdings, Inc.	15,400	$329,560
Las Vegas Sands Corp.	15,500	679,520
Marriott International, Inc. Class A	6,167	413,436
MGM Resorts International (a)	1,300	29,536
Starwood Hotels & Resorts Worldwide, Inc.	9,700	672,016
Wyndham Worldwide Corp.	15,600	1,133,340

		3,257,408

Retail — 8.4%
AutoNation, Inc. (a)	2,500	149,150
AutoZone, Inc. (a)	1,308	970,418
Bed Bath & Beyond, Inc. (a)	16,300	786,475
Brinker International, Inc.	6,200	297,290
CarMax, Inc. (a)	6,200	334,614
Chipotle Mexican Grill, Inc. (a)	3	1,440
Coach, Inc.	16,109	527,248
Costco Wholesale Corp.	14,380	2,322,370
CST Brands, Inc.	7,500	293,550
CVS Health Corp.	38,630	3,776,855
Darden Restaurants, Inc.	24,200	1,540,088
Dick’s Sporting Goods, Inc.	400	14,140
Dillard’s, Inc. Class A	9,150	601,246
Dollar General Corp.	4,500	323,415
Dollar Tree, Inc. (a)	27	2,085
Domino’s Pizza, Inc.	4,430	492,837
DSW, Inc. Class A	26,400	629,904
Dunkin’ Brands Group, Inc.	3,800	161,842
Foot Locker, Inc.	15,600	1,015,404
The Gap, Inc.	23,500	580,450
GNC Holdings, Inc. Class A	6,700	207,834
The Home Depot, Inc.	31,910	4,220,097
L Brands, Inc.	12,700	1,216,914
Lowe’s Cos., Inc.	45,600	3,467,424
Macy’s, Inc.	17,600	615,648
McDonald’s Corp.	36,220	4,279,031
The Michaels Cos., Inc. (a)	2,800	61,908
Nordstrom, Inc.	100	4,981
Nu Skin Enterprises, Inc. Class A	29,530	1,118,892
O’Reilly Automotive, Inc. (a)	8,450	2,141,399
Office Depot, Inc. (a)	198,300	1,118,412
Penske Auto Group, Inc.	700	29,638
Rite Aid Corp. (a)	27,100	212,464
Ross Stores, Inc.	5,560	299,184
Sally Beauty Holdings, Inc. (a)	2,100	58,569
Starbucks Corp.	61,900	3,715,857
Target Corp.	14,200	1,031,062
Tiffany & Co.	2,000	152,580
The TJX Cos., Inc.	7,320	519,061
Walgreens Boots Alliance, Inc.	3,400	289,527
Williams-Sonoma, Inc.	1,000	58,410
World Fuel Services Corp.	3,300	126,918
Yum! Brands, Inc.	1,840	134,412

		39,901,043

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Textiles — 0.2%
Cintas Corp.	11,500	$1,047,075

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	4,370	294,363

		75,155,298

Consumer, Non-cyclical — 29.7%
Agriculture — 1.6%
Altria Group, Inc.	80,670	4,695,800
Philip Morris International, Inc.	14,970	1,316,013
Reynolds American, Inc.	37,480	1,729,702

		7,741,515

Beverages — 3.0%
Brown-Forman Corp. Class B	7	695
The Coca-Cola Co.	78,560	3,374,938
Coca-Cola Enterprises, Inc.	16,600	817,384
Constellation Brands, Inc. Class A	7,680	1,093,939
Dr. Pepper Snapple Group, Inc.	12,000	1,118,400
Keurig Green Mountain, Inc.	20	1,800
Monster Beverage Corp. (a)	1,550	230,888
PepsiCo, Inc.	77,523	7,746,098

		14,384,142

Biotechnology — 6.0%
Alkermes PLC (a)	2,500	198,450
Amgen, Inc.	53,530	8,689,525
Biogen, Inc. (a)	12,170	3,728,279
Celgene Corp. (a)	31,110	3,725,734
Charles River Laboratories International, Inc. (a)	8,900	715,471
Gilead Sciences, Inc.	106,420	10,768,640
Regeneron Pharmaceuticals, Inc. (a)	650	352,865
Vertex Pharmaceuticals, Inc. (a)	2,100	264,243

		28,443,207

Commercial Services — 5.1%
Aaron’s, Inc.	750	16,793
Automatic Data Processing, Inc.	7,080	599,818
Booz Allen Hamilton Holding Corp.	2,800	86,380
CoreLogic, Inc. (a)	38,300	1,296,838
Donnelley (R.R.) & Sons Co.	27,300	401,856
Equifax, Inc.	9,150	1,019,035
FleetCor Technologies, Inc. (a)	750	107,197
Gartner, Inc. (a)	3,900	353,730
Genpact Ltd. (a)	51,500	1,286,470
Global Payments, Inc.	20,440	1,318,584
H&R Block, Inc.	10,300	343,093
KAR Auction Services, Inc.	5,700	211,071
McKesson Corp.	14,730	2,905,198
Moody’s Corp.	7,900	792,686
Paychex, Inc.	5,200	275,028
PayPal Holdings, Inc. (a)	53,400	1,933,080
Quanta Services, Inc. (a)	31,700	641,925
Robert Half International, Inc.	4,100	193,274

	Number of Shares	Value
SEI Investments Co.	11,200	$586,880
Service Corp. International	3,600	93,672
ServiceMaster Global Holdings, Inc. (a)	35,600	1,396,944
Total System Services, Inc.	21,200	1,055,760
Towers Watson & Co. Class A	960	123,322
United Rentals, Inc. (a)	16,070	1,165,718
Vantiv, Inc. Class A (a)	11,100	526,362
Verisk Analytics, Inc. (a)	7,800	599,664
Visa, Inc. Class A	41,620	3,227,631
Western Union Co.	79,220	1,418,830
WEX, Inc. (a)	3,270	289,068

		24,265,907

Cosmetics & Personal Care — 0.7%
Colgate-Palmolive Co.	10,980	731,488
Coty, Inc. Class A	65,500	1,678,765
The Estee Lauder Cos., Inc. Class A	8,860	780,211

		3,190,464

Foods — 1.5%
Campbell Soup Co.	1,200	63,060
Flowers Foods, Inc.	35,300	758,597
General Mills, Inc.	8,460	487,804
The Hershey Co.	900	80,343
Hormel Foods Corp.	14,000	1,107,120
Ingredion, Inc.	2,700	258,768
Kellogg Co.	940	67,934
The Kraft Heinz Co.	666	48,458
The Kroger Co.	59,720	2,498,087
McCormick & Co., Inc.	2,400	205,344
Pilgrim’s Pride Corp.	1,900	41,971
Sysco Corp.	1,200	49,200
The Hain Celestial Group, Inc. (a)	200	8,078
Tyson Foods, Inc. Class A	29,700	1,583,901
WhiteWave Foods Co. (a)	23	895
Whole Foods Market, Inc.	600	20,100

		7,279,660

Health Care – Products — 1.9%
Alere, Inc. (a)	2,200	85,998
Baxter International, Inc.	2,020	77,063
Becton, Dickinson & Co.	4,290	661,046
Boston Scientific Corp. (a)	1,500	27,660
Bruker Corp. (a)	4,100	99,507
C.R. Bard, Inc.	2,360	447,079
Edwards Lifesciences Corp. (a)	7,200	568,656
Henry Schein, Inc. (a)	2,590	409,712
Hill-Rom Holdings, Inc.	16,600	797,796
Hologic, Inc. (a)	19,100	738,979
Intuitive Surgical, Inc. (a)	1,676	915,364
Johnson & Johnson	17,660	1,814,035
ResMed, Inc.	5,900	316,771
St. Jude Medical, Inc.	8,140	502,808

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Stryker Corp.	4,200	$390,348
Varian Medical Systems, Inc. (a)	10,200	824,160
Zimmer Biomet Holdings, Inc.	370	37,958

		8,714,940

Health Care – Services — 2.9%
Aetna, Inc.	8,800	951,456
Anthem, Inc.	9,330	1,300,975
Centene Corp. (a)	22,600	1,487,306
Cigna Corp.	9,890	1,447,204
DaVita HealthCare Partners, Inc. (a)	60	4,183
HCA Holdings, Inc. (a)	2,200	148,786
Health Net, Inc. (a)	10,200	698,292
Humana, Inc.	1,710	305,252
Laboratory Corporation of America Holdings (a)	1,677	207,344
LifePoint Health, Inc. (a)	14,200	1,042,280
MEDNAX, Inc. (a)	22,500	1,612,350
Premier, Inc. (a)	27,800	980,506
Thermo Fisher Scientific, Inc.	6,090	863,866
UnitedHealth Group, Inc.	20,420	2,402,209
Universal Health Services, Inc. Class B	530	63,330

		13,515,339

Household Products — 0.4%
Avery Dennison Corp.	9,900	620,334
Church & Dwight Co., Inc.	5,560	471,933
The Clorox Co.	2,790	353,856
Kimberly-Clark Corp.	4,640	590,672

		2,036,795

Pharmaceuticals — 6.6%
AbbVie, Inc.	50,683	3,002,461
Align Technology, Inc. (a)	3,600	237,060
Allergan PLC (a)	3,558	1,111,875
AmerisourceBergen Corp.	17,100	1,773,441
Baxalta, Inc.	22,700	885,981
BioMarin Pharmaceutical, Inc. (a)	400	41,904
Bristol-Myers Squibb Co.	43,500	2,992,365
Cardinal Health, Inc.	19,000	1,696,130
DENTSPLY International, Inc.	1,950	118,657
Eli Lilly & Co.	46,700	3,934,942
Endo International PLC (a)	9,300	569,346
Express Scripts Holding Co. (a)	33,780	2,952,710
Herbalife Ltd. (a)	23,580	1,264,360
Jazz Pharmaceuticals Plc (a)	1,060	148,994
Mallinckrodt PLC (a)	3,518	262,548
Mead Johnson Nutrition Co.	3,800	300,010
Medivation, Inc. (a)	8,260	399,288
Merck & Co., Inc.	26,500	1,399,730
Mylan NV (a)	25,900	1,400,413
OPKO Health, Inc. (a)	36,700	368,835
Perrigo Co. PLC	2,210	319,787

	Number of Shares	Value
Quintiles Transnational Holdings, Inc. (a)	20,700	$1,421,262
Sirona Dental Systems, Inc. (a)	2,570	281,595
United Therapeutics Corp. (a)	13,390	2,097,008
VCA, Inc. (a)	7,500	412,500
VWR Corp. (a)	43,200	1,222,992
Zoetis, Inc.	9,800	469,616

		31,085,810

		140,657,779

Diversified — 0.0%
Holding Company – Diversified — 0.0%
Leucadia National Corp.	11,100	193,029

Energy — 0.5%
Oil & Gas — 0.3%
Continental Resources, Inc. (a)	40	919
CVR Energy, Inc.	7,400	291,190
EOG Resources, Inc.	90	6,371
Marathon Petroleum Corp.	8,800	456,192
Tesoro Corp.	4,500	474,165

		1,228,837

Oil & Gas Services — 0.2%
FMC Technologies, Inc. (a)	8,800	255,288
HollyFrontier Corp.	6,100	243,329
Oceaneering International, Inc.	5,600	210,112
RPC, Inc.	50	598
Schlumberger Ltd.	970	67,657

		776,984

Pipelines — 0.0%
The Williams Cos., Inc.	6,200	159,340

		2,165,161

Financial — 5.1%
Banks — 0.4%
The Bank of New York Mellon Corp.	34,000	1,401,480
Signature Bank (a)	2,090	320,544
SVB Financial Group (a)	1,470	174,783

		1,896,807

Diversified Financial — 1.6%
Air Lease Corp.	21,500	719,820
Ally Financial, Inc. (a)	1,400	26,096
American Express Co.	6,200	431,210
Ameriprise Financial, Inc.	1,730	184,107
BlackRock, Inc.	2,350	800,222
The Charles Schwab Corp.	8,100	266,733
Credit Acceptance Corp. (a)	1,680	359,554
Eaton Vance Corp.	3,500	113,505
Federated Investors, Inc. Class B	80	2,292
Intercontinental Exchange, Inc.	1,090	279,323
Invesco Ltd.	8,900	297,972
Lazard Ltd. Class A	7,500	337,575

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Legg Mason, Inc.	1,200	$47,076
MasterCard, Inc. Class A	15,060	1,466,241
Santander Consumer USA Holdings, Inc. (a)	61,000	966,850
SLM Corp. (a)	88,200	575,064
T. Rowe Price Group, Inc.	2,700	193,023
TD Ameritrade Holding Corp.	8,100	281,151
Waddell & Reed Financial, Inc. Class A	3,600	103,176

		7,450,990

Insurance — 0.9%
AmTrust Financial Services, Inc.	27,400	1,687,292
Aon PLC	3,850	355,008
Arthur J. Gallagher & Co.	3,200	131,008
Berkshire Hathaway, Inc. Class B (a)	1,390	183,536
Erie Indemnity Co. Class A	90	8,608
Markel Corp. (a)	1,110	980,518
Marsh & McLennan Cos., Inc.	14,200	787,390

		4,133,360

Real Estate — 0.5%
CBRE Group, Inc. (a)	26,100	902,538
Four Corners Property Trust, Inc. (a)	8,066	194,875
Jones Lang LaSalle, Inc.	9,170	1,465,916

		2,563,329

Real Estate Investment Trusts (REITS) — 1.7%
American Tower Corp.	1,935	187,598
Crown Castle International Corp.	13,200	1,141,140
Digital Realty Trust, Inc.	600	45,372
Equity Lifestyle Properties, Inc.	2,800	186,676
Extra Space Storage, Inc.	2,200	194,062
Iron Mountain, Inc.	43	1,161
Lamar Advertising Co.Class A	16,700	1,001,666
Public Storage	5,100	1,263,270
Simon Property Group, Inc.	12,899	2,508,082
Tanger Factory Outlet Centers, Inc.	31,200	1,020,240
Taubman Centers, Inc.	400	30,688
Welltower, Inc.	8,300	564,649

		8,144,604

		24,189,090

Industrial — 9.6%
Aerospace & Defense — 2.0%
The Boeing Co.	40,180	5,809,626
General Dynamics Corp.	3,360	461,530
Lockheed Martin Corp.	1,790	388,698
Northrop Grumman Corp.	2,560	483,354
Rockwell Collins, Inc.	1,400	129,220
Spirit AeroSystems Holdings, Inc. Class A (a)	35,500	1,777,485
TransDigm Group, Inc. (a)	250	57,113
United Technologies Corp.	3,450	331,441

		9,438,467

	Number of Shares	Value
Airlines — 0.4%
United Continental Holdings, Inc. (a)	29,855	$1,710,691

Building Materials — 0.4%
Armstrong World Industries, Inc. (a)	19,600	896,308
Lennox International, Inc.	10	1,249
Masco Corp.	41,900	1,185,770

		2,083,327

Electrical Components & Equipment — 0.3%
Acuity Brands, Inc.	1,160	271,208
AMETEK, Inc.	8,575	459,534
Emerson Electric Co.	310	14,828
SunPower Corp. (a)	26,800	804,268

		1,549,838

Electronics — 1.0%
Allegion PLC	2,600	171,392
Amphenol Corp. Class A	500	26,115
Gentex Corp.	19,220	307,712
Jabil Circuit, Inc.	57,800	1,346,162
Keysight Technologies, Inc. (a)	6,110	173,096
Mettler-Toledo International, Inc. (a)	1,760	596,869
PerkinElmer, Inc.	12,500	669,625
Trimble Navigation Ltd. (a)	20	429
Tyco International PLC	17,900	570,831
Waters Corp. (a)	7,420	998,584

		4,860,815

Engineering & Construction — 0.1%
AECOM (a)	5,400	162,162
TopBuild Corp. (a)	1,700	52,309

		214,471

Environmental Controls — 0.2%
Clean Harbors, Inc. (a)	200	8,330
Stericycle, Inc. (a)	1,620	195,372
Waste Management, Inc.	13,400	715,158

		918,860

Hand & Machine Tools — 0.1%
Lincoln Electric Holdings, Inc.	2,800	145,292
Snap-on, Inc.	2,270	389,146

		534,438

Machinery – Construction & Mining — 0.1%
Babcock & Wilcox Enterprises, Inc. (a)	400	8,348
Caterpillar, Inc.	3,180	216,113
Ingersoll-Rand PLC	1,300	71,877

		296,338

Machinery – Diversified — 1.1%
BWX Technologies, Inc.	41,800	1,327,986
Cummins, Inc.	2,580	227,066
Deere & Co.	4,800	366,096
Flowserve Corp.	90	3,787

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Graco, Inc.	11,200	$807,184
IDEX Corp.	50	3,830
The Middleby Corp. (a)	4,900	528,563
Rockwell Automation, Inc.	8,590	881,420
Roper Technologies, Inc.	3,810	723,100
Wabtec Corp.	1,230	87,478
Zebra Technologies Corp. Class A (a)	50	3,482

		4,959,992

Manufacturing — 1.5%
AptarGroup, Inc.	10,100	733,765
Danaher Corp.	2,420	224,770
Honeywell International, Inc.	32,700	3,386,739
Illinois Tool Works, Inc.	15,300	1,418,004
Leggett & Platt, Inc.	5,400	226,908
Parker Hannifin Corp.	650	63,037
Textron, Inc.	19,200	806,592

		6,859,815

Metal Fabricate & Hardware — 0.2%
Valmont Industries, Inc.	9,660	1,024,153

Miscellaneous – Manufacturing — 0.1%
A.O. Smith Corp.	5,100	390,711

Packaging & Containers — 1.0%
Ball Corp.	11,200	814,576
Bemis Co., Inc.	7,200	321,768
Crown Holdings, Inc. (a)	24,400	1,237,080
Graphic Packaging Holding Co.	36,100	463,163
Owens-Illinois, Inc. (a)	3,700	64,454
Sealed Air Corp.	41,900	1,868,740
Silgan Holdings, Inc.	2,500	134,300
WestRock Co.	100	4,562

		4,908,643

Shipbuilding — 0.4%
Huntington Ingalls Industries, Inc.	15,760	1,999,156

Transportation — 0.4%
C.H. Robinson Worldwide, Inc.	4,400	272,888
Expeditors International of Washington, Inc.	16,600	748,660
Landstar System, Inc.	60	3,519
Teekay Corp.	500	4,935
Union Pacific Corp.	7,920	619,344
United Parcel Service, Inc. Class B	4,040	388,769

		2,038,115

Trucking & Leasing — 0.3%
AMERCO	3,880	1,511,260

		45,299,090

Technology — 17.0%
Computers — 8.4%
Accenture PLC Class A	32,060	3,350,270
Apple, Inc.	286,983	30,207,831

	Number of Shares	Value
Cadence Design Systems, Inc. (a)	22,000	$457,820
Cognizant Technology Solutions Corp. Class A (a)	21,300	1,278,426
DST Systems, Inc.	2,930	334,196
EMC Corp.	7,780	199,790
Fortinet, Inc. (a)	21,700	676,389
IHS, Inc. Class A (a)	2,910	344,631
International Business Machines Corp.	8,210	1,129,860
Jack Henry & Associates, Inc.	3,600	281,016
NetApp, Inc.	44,860	1,190,136
Synopsys, Inc. (a)	5,300	241,733
Teradata Corp. (a)	1,700	44,914

		39,737,012

Office Equipment/Supplies — 0.0%
Pitney Bowes, Inc.	5,200	107,380

Semiconductors — 2.3%
Analog Devices, Inc.	8,880	491,242
Avago Technologies Ltd.	13,300	1,930,495
Intel Corp.	27,900	961,155
KLA-Tencor Corp.	13,600	943,160
Lam Research Corp.	17,100	1,358,082
Linear Technology Corp.	420	17,837
Maxim Integrated Products, Inc.	14,500	551,000
Microchip Technology, Inc.	6,100	283,894
Micron Technology, Inc. (a)	63,400	897,744
ON Semiconductor Corp. (a)	9,500	93,100
Skyworks Solutions, Inc.	10,070	773,678
Texas Instruments, Inc.	44,050	2,414,380
Xilinx, Inc.	3,410	160,168

		10,875,935

Software — 6.3%
Adobe Systems, Inc. (a)	15,950	1,498,343
ANSYS, Inc. (a)	2,400	222,000
Autodesk, Inc. (a)	50	3,046
Broadridge Financial Solutions, Inc.	7,960	427,691
Citrix Systems, Inc. (a)	8,100	612,765
The Dun & Bradstreet Corp.	10,020	1,041,379
Electronic Arts, Inc. (a)	14,600	1,003,312
Fidelity National Information Services, Inc.	8,000	484,800
Fiserv, Inc. (a)	9,900	905,454
IMS Health Holdings, Inc. (a)	35,800	911,826
Inovalon Holdings, Inc. Class A (a)	15,900	270,300
Intuit, Inc.	11,870	1,145,455
King Digital Entertainment PLC	29,800	532,824
Leidos Holdings, Inc.	17,300	973,298
Microsoft Corp.	167,860	9,312,873
MSCI, Inc.	18,100	1,305,553
Oracle Corp.	81,900	2,991,807
PTC, Inc. (a)	4,300	148,909
Red Hat, Inc. (a)	10,600	877,786

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Salesforce.com, Inc. (a)	24,940	$1,955,296
Servicenow, Inc. (a)	2,600	225,056
SolarWinds, Inc. (a)	12,800	753,920
Splunk, Inc. (a)	4,600	270,526
SS&C Technologies Holdings, Inc	20,000	1,365,400
Tableau Software, Inc. Class A (a)	1,200	113,064
Veeva Systems, Inc. Class A (a)	11,000	317,350
VMware, Inc. Class A (a)	3,080	174,236

		29,844,269

		80,564,596

Utilities — 0.1%
Electric — 0.1%
Calpine Corp. (a)	11,600	167,852
Dominion Resources, Inc.	3,900	263,796

		431,648

TOTAL COMMON STOCK (Cost $450,108,499)		469,720,266

TOTAL EQUITIES (Cost $450,108,499)		469,720,266

MUTUAL FUNDS — 0.6%
Diversified Financial — 0.6%
iShares Russell 1000 Growth Index Fund	29,900	2,974,452

TOTAL MUTUAL FUNDS (Cost $2,995,029)		2,974,452

TOTAL LONG-TERM INVESTMENTS (Cost $453,103,528)		472,694,718

	Principal Amount
SHORT-TERM INVESTMENTS — 0.4%
Repurchase Agreement — 0.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 12/31/15, 0.010%, due 1/04/16 (b)	$1,964,995	1,964,995

Time Deposit — 0.0%
Euro Time Deposit 0.010% 1/04/16	48,977	48,977

TOTAL SHORT-TERM INVESTMENTS (Cost $2,013,972)		2,013,972

Value
TOTAL INVESTMENTS — 100.2% (Cost $455,117,500) (c)	$474,708,690

Other Assets/(Liabilities) — (0.2)%	(1,100,174)

NET ASSETS — 100.0%	$473,608,516

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Maturity value of $1,964,997. Collateralized by U.S. Government Agency obligations with a rate of 2.120%, maturity date of 11/07/22, and an aggregate market value, including accrued interest, of $2,009,144.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Small Cap Opportunities Fund – Portfolio of Investments

December 31, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.2%

COMMON STOCK — 98.2%
Basic Materials — 3.9%
Chemicals — 0.5%
A. Schulman, Inc.	26,931	$825,166

Forest Products & Paper — 1.3%
P.H. Glatfelter Co.	107,899	1,989,657

Mining — 2.1%
Kaiser Aluminum Corp.	32,100	2,685,486
Osisko Gold Royalties Ltd.	65,252	644,645

		3,330,131

		6,144,954

Communications — 1.3%
Internet — 0.8%
Zynga, Inc. (a)	455,480	1,220,687

Telecommunications — 0.5%
RigNet, Inc. (a) (b)	41,190	852,221

		2,072,908

Consumer, Cyclical — 10.6%
Airlines — 0.7%
Spirit Airlines, Inc. (a)	27,980	1,115,003

Automotive & Parts — 2.2%
Dana Holding Corp.	161,105	2,223,249
Visteon Corp. (a)	10,210	1,169,045

		3,392,294

Entertainment — 0.7%
International Speedway Corp. Class A	34,960	1,178,851

Retail — 6.5%
Brinker International, Inc.	17,420	835,289
Burlington Stores, Inc. (a)	58,720	2,519,088
Party City Holdco, Inc. (a) (b)	66,010	852,189
Popeyes Louisiana Kitchen, Inc. (a)	44,200	2,585,700
Sally Beauty Holdings, Inc. (a)	45,410	1,266,485
Texas Roadhouse, Inc.	60,590	2,167,304

		10,226,055

Storage & Warehousing — 0.5%
Wesco Aircraft Holdings, Inc. (a)	65,910	788,943

		16,701,146

Consumer, Non-cyclical — 28.7%
Agriculture — 1.2%
Universal Corp. (b)	34,290	1,922,983

Biotechnology — 0.8%
Ultragenyx Pharmaceutical, Inc. (a)	11,370	1,275,487

Commercial Services — 12.0%
ABM Industries, Inc.	62,860	1,789,624

	Number of Shares	Value
Booz Allen Hamilton Holding Corp.	65,400	$2,017,590
DeVry Education Group, Inc. (b)	35,840	907,110
James River Group Holdings Ltd.	46,800	1,569,672
KAR Auction Services, Inc.	87,710	3,247,901
Korn/Ferry International	93,573	3,104,752
On Assignment, Inc. (a)	56,450	2,537,428
Paylocity Holding Corp. (a)	55,180	2,237,549
Team Health Holdings, Inc. (a)	34,020	1,493,138

		18,904,764

Foods — 2.3%
Pinnacle Foods, Inc.	84,110	3,571,311

Health Care – Products — 1.6%
NxStage Medical, Inc. (a)	61,650	1,350,752
Spectranetics Corp. (a)	70,790	1,066,097

		2,416,849

Health Care – Services — 4.9%
Acadia Healthcare Co., Inc. (a)	31,140	1,945,005
Addus HomeCare Corp. (a)	15,840	368,755
HealthSouth Corp.	53,093	1,848,167
WellCare Health Plans, Inc. (a)	45,296	3,542,600

		7,704,527

Household Products — 2.6%
Acco Brands Corp. (a)	220,990	1,575,659
Prestige Brands Holdings, Inc. (a)	49,086	2,526,947

		4,102,606

Pharmaceuticals — 3.3%
Acadia Pharmaceuticals, Inc. (a)	32,610	1,162,546
Aratana Therapeutics, Inc. (a)	49,170	274,369
Axovant Sciences Ltd. (a) (b)	19,490	351,405
Diplomat Pharmacy, Inc. (a) (b)	46,740	1,599,443
Santhera Pharmaceutical Holding AG (a) (b)	5,220	464,461
VWR Corp. (a)	46,960	1,329,437

		5,181,661

		45,080,188

Energy — 4.0%
Energy – Alternate Sources — 0.9%
Renewable Energy Group, Inc. (a)	151,679	1,409,098

Oil & Gas — 2.6%
Range Resources Corp. (b)	35,878	882,958
Suburban Propane Partners LP	50,250	1,221,578
Western Refining, Inc.	35,491	1,264,189
WPX Energy, Inc. (a)	121,610	698,041

		4,066,766

Pipelines — 0.5%
Cone Midstream Partners LP	80,160	789,576

		6,265,440

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Small Cap Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 21.2%
Banks — 8.0%
BancorpSouth, Inc.	121,620	$2,917,664
FirstMerit Corp.	146,599	2,734,072
MB Financial, Inc.	88,190	2,854,710
Talmer Bancorp, Inc.	101,180	1,832,370
Webster Financial Corp.	59,870	2,226,565

		12,565,381

Diversified Financial — 1.2%
Evercore Partners, Inc. Class A	21,560	1,165,749
Stifel Financial Corp. (a)	18,240	772,647

		1,938,396

Insurance — 1.9%
Endurance Specialty Holdings Ltd.	25,650	1,641,343
Old Republic International Corp.	70,820	1,319,377

		2,960,720

Real Estate Investment Trusts (REITS) — 7.2%
Apollo Commercial Real Estate Finance, Inc.	117,382	2,022,492
Chatham Lodging Trust	109,275	2,237,952
CYS Investments, Inc.	293,240	2,090,801
DuPont Fabros Technology, Inc.	49,900	1,586,321
National Storage Affiliates Trust	107,120	1,834,966
STAG Industrial, Inc.	85,190	1,571,755

		11,344,287

Savings & Loans — 2.9%
BankUnited, Inc.	87,788	3,165,635
Oritani Financial Corp.	81,918	1,351,647

		4,517,282

		33,326,066

Industrial — 8.6%
Aerospace & Defense — 0.8%
AAR Corp.	43,659	1,147,795
Curtiss-Wright Corp.	1,580	108,230

		1,256,025

Building Materials — 2.4%
Boise Cascade Co. (a)	61,060	1,558,862
Masonite International Corp. (a)	25,570	1,565,651
Summit Materials, Inc. Class A (a)	35,941	720,261

		3,844,774

Electrical Components & Equipment — 1.1%
Energizer Holdings, Inc.	19,880	677,113
Generac Holdings, Inc. (a) (b)	38,430	1,144,061

		1,821,174

Engineering & Construction — 1.0%
AECOM (a)	52,126	1,565,344

Environmental Controls — 0.6%
Progressive Waste Solutions Ltd.	37,570	884,773

	Number of Shares	Value
Machinery – Diversified — 0.5%
SPX FLOW, Inc. (a)	26,650	$743,801

Manufacturing — 0.9%
Matthews International Corp. Class A	26,350	1,408,407

Transportation — 1.3%
Saia, Inc. (a)	38,143	848,682
Swift Transportation Co. (a) (b)	84,129	1,162,663

		2,011,345

		13,535,643

Technology — 16.5%
Computers — 5.5%
CACI International, Inc. Class A (a)	24,980	2,317,644
FleetMatics Group PLC (a)	30,900	1,569,411
Fortinet, Inc. (a)	46,227	1,440,896
j2 Global, Inc.	39,396	3,243,079

		8,571,030

Office Equipment/Supplies — 0.8%
Pitney Bowes, Inc.	58,530	1,208,645

Semiconductors — 3.5%
Cavium, Inc. (a)	25,250	1,659,177
Cypress Semiconductor Corp.	115,811	1,136,106
MKS Instruments, Inc.	74,720	2,689,920

		5,485,203

Software — 6.7%
Black Knight Financial Services, Inc. Class A (a)	43,930	1,452,326
Guidewire Software, Inc. (a)	40,290	2,423,846
Imperva, Inc. (a)	32,550	2,060,741
Proofpoint, Inc. (a)	27,920	1,815,079
SYNNEX Corp.	31,440	2,827,399

		10,579,391

		25,844,269

Utilities — 3.4%
Electric — 2.8%
Allete, Inc.	45,860	2,331,064
Portland General Electric Co.	57,590	2,094,548

		4,425,612

Water — 0.6%
California Water Service Group	39,690	923,586

		5,349,198

TOTAL COMMON STOCK (Cost $146,610,914)		154,319,812

TOTAL EQUITIES (Cost $146,610,914)		154,319,812

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Small Cap Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 5.9%
Diversified Financial — 5.9%
State Street Navigator Securities Lending Prime Portfolio (c)	9,208,319	$9,208,319

TOTAL MUTUAL FUNDS (Cost $9,208,319)		9,208,319

TOTAL LONG-TERM INVESTMENTS (Cost $155,819,233)		163,528,131

	Principal Amount
SHORT-TERM INVESTMENTS — 2.4%
Repurchase Agreement — 2.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 12/31/15, 0.010%, due 1/04/16 (d)	$3,731,859	3,731,859

TOTAL SHORT-TERM INVESTMENTS (Cost $3,731,859)		3,731,859

TOTAL INVESTMENTS — 106.5% (Cost $159,551,092) (e)		167,259,990

Other Assets/(Liabilities) — (6.5)%		(10,178,584)

NET ASSETS — 100.0%		$157,081,406

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2015, was $8,978,486 or 5.72% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $3,731,864. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 12/15/17, and an aggregate market value, including accrued interest, of $3,806,935.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Global Fund – Portfolio of Investments

December 31, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.7%

COMMON STOCK — 96.8%
Brazil — 0.8%
Embraer SA Sponsored ADR (Brazil) (a)	102,140	$3,017,216

Cayman Islands — 1.8%
JD.com, Inc. ADR (Cayman Islands) (b)	151,252	4,880,146
Qihoo 360 Technology Co. Ltd. ADR (Cayman Islands) (a) (b)	23,910	1,740,887
Theravance Biopharma, Inc. (a) (b)	22,214	364,087

		6,985,120

Denmark — 0.3%
FLSmidth & Co. A/S (a)	30,251	1,047,859

France — 4.6%
Kering	26,840	4,574,981
LVMH Moet Hennessy Louis Vuitton SE	43,910	6,864,303
Societe Generale SA	76,530	3,530,136
Technip SA	54,280	2,681,217

		17,650,637

Germany — 7.4%
Allianz SE	38,955	6,901,099
Bayer AG	44,342	5,563,205
Deutsche Bank AG	137,725	3,380,340
Linde AG	20,800	3,019,189
SAP SE	94,431	7,521,542
Siemens AG	19,130	1,856,013

		28,241,388

India — 3.2%
DLF Ltd.	2,534,043	4,398,634
ICICI Bank Ltd. Sponsored ADR (India)	599,920	4,697,374
Zee Entertainment Enterprises Ltd.	496,440	3,276,080

		12,372,088

Italy — 1.5%
Banca Monte dei Paschi di Siena SpA (b)	1,004,277	1,326,365
Brunello Cucinelli SpA (a)	64,078	1,129,491
Prysmian SpA	72,215	1,579,621
Tod’s SpA (a)	20,957	1,655,097

		5,690,574

Japan — 12.4%
The Dai-ichi Life Insurance Co. Ltd.	319,600	5,303,047
Fanuc Corp.	15,200	2,620,347
KDDI Corp.	229,400	5,938,470
Keyence Corp.	11,420	6,267,816
Kyocera Corp.	90,500	4,194,603

	Number of Shares	Value
Murata Manufacturing Co. Ltd.	60,210	$8,641,743
Nidec Corp.	78,900	5,710,970
Nintendo Co. Ltd.	6,200	853,503
Nomura Holdings, Inc.	314,600	1,748,450
Sumitomo Mitsui Financial Group, Inc.	107,900	4,070,236
Suzuki Motor Corp.	65,000	1,973,296

		47,322,481

Mexico — 0.6%
Fomento Economico Mexicano SAB de CV, Series B Sponsored ADR (Mexico)	22,533	2,080,923

Netherlands — 2.3%
Airbus Group SE	129,500	8,695,080

Spain — 3.2%
Banco Bilbao Vizcaya Argentaria SA	419,674	3,060,508
Industria de Diseno Textil SA	210,640	7,228,376
Repsol YPF SA	163,840	1,783,729

		12,072,613

Sweden — 3.1%
Assa Abloy AB	309,251	6,477,164
Telefonaktiebolaget LM Ericsson Class B	567,387	5,496,109

		11,973,273

Switzerland — 5.0%
Credit Suisse Group	209,234	4,522,246
Nestle SA	52,281	3,875,259
Roche Holding AG	12,932	3,563,906
UBS Group AG	377,244	7,259,646

		19,221,057

United Kingdom — 5.6%
Circassia Pharmaceuticals PLC (b)	647,107	3,044,993
Earthport PLC (b)	1,456,102	531,304
International Game Technology PLC (a)	114,502	1,852,642
Prudential PLC	296,092	6,628,880
Shire Ltd.	35,430	2,428,153
Unilever PLC	159,202	6,816,675

		21,302,647

United States — 45.0%
3M Co.	35,240	5,308,554
Acadia Pharmaceuticals, Inc. (b)	68,990	2,459,494
Adobe Systems, Inc. (b)	89,460	8,403,872
Aetna, Inc.	85,900	9,287,508
Alphabet, Inc. Class A (b)	11,020	8,573,670
Alphabet, Inc. Class C (b)	11,438	8,680,070
Anthem, Inc.	46,250	6,449,100
Biogen, Inc. (b)	13,280	4,068,328
BioMarin Pharmaceutical, Inc. (b)	29,550	3,095,658

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Global Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Bluebird Bio, Inc. (b)	27,010	$1,734,582
Celldex Therapeutics, Inc. (a) (b)	182,830	2,866,774
Cigna Corp.	6,900	1,009,677
Citigroup, Inc.	157,910	8,171,843
Clovis Oncology, Inc. (a) (b)	25,220	882,700
Colgate-Palmolive Co.	123,730	8,242,893
eBay, Inc. (b)	148,930	4,092,596
Emerson Electric Co.	53,280	2,548,382
Facebook, Inc. Class A (b)	66,230	6,931,632
FNF Group	83,740	2,903,266
Gilead Sciences, Inc.	50,780	5,138,428
The Goldman Sachs Group, Inc.	31,310	5,643,001
Humana, Inc.	1,970	351,665
Intuit, Inc.	72,670	7,012,655
Ionis Pharmaceuticals, Inc. (a) (b)	26,100	1,616,373
MacroGenics, Inc. (b)	59,420	1,840,237
Maxim Integrated Products, Inc.	199,370	7,576,060
McDonald’s Corp.	20,780	2,454,949
The McGraw Hill Financial, Inc.	102,380	10,092,621
Medivation, Inc. (b)	23,020	1,112,787
PayPal Holdings, Inc. (b)	148,930	5,391,266
St. Jude Medical, Inc.	37,920	2,342,318
SunEdison, Inc. (a) (b)	595,040	3,028,754
Tiffany & Co.	57,400	4,379,046
United Parcel Service, Inc. Class B	50,340	4,844,218
Vertex Pharmaceuticals, Inc. (b)	14,740	1,854,734
The Walt Disney Co.	68,340	7,181,167
Zimmer Biomet Holdings, Inc.	39,700	4,072,823

		171,643,701

TOTAL COMMON STOCK (Cost $254,348,034)		369,316,657

PREFERRED STOCK — 1.9%
Germany — 1.9%
Bayerische Motoren Werke AG 3.960%	83,307	6,978,175
Zee Entertainment Enterprises Ltd. 6.000%	11,204,529	152,428

		7,130,603

TOTAL PREFERRED STOCK (Cost $3,488,918)		7,130,603

TOTAL EQUITIES (Cost $257,836,952)		376,447,260

MUTUAL FUNDS — 5.8%
United States — 5.8%
Oppenheimer Institutional Money Market Fund Class E (c)	6,849,825	6,849,825
State Street Navigator Securities Lending Prime Portfolio (d)	15,064,553	15,064,553

		21,914,378

	Number of Shares	Value
TOTAL MUTUAL FUNDS (Cost $21,914,378)		$21,914,378

RIGHTS — 0.0%
Spain — 0.0%
Repsol SA, Expires 1/14/16 (b)	161,266	80,442

TOTAL RIGHTS (Cost $81,695)		80,442

TOTAL LONG-TERM INVESTMENTS (Cost $279,833,025)		398,442,080

TOTAL INVESTMENTS — 104.5% (Cost $279,833,025) (e)		398,442,080

Other Assets/(Liabilities) — (4.5)%		(17,088,446)

NET ASSETS — 100.0%		$381,353,634

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2015, was $14,639,795 or 3.84% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier International Equity Fund – Portfolio of Investments

December 31, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.8%

COMMON STOCK — 99.8%
Australia — 2.4%
CIMIC Group Ltd. (a)	152,942	$2,684,461
CSL Ltd.	80,500	6,137,564
Sonic Healthcare Ltd.	143,037	1,853,380
Telstra Corp. Ltd.	389,500	1,580,408

		12,255,813

Brazil — 0.5%
Empresa Brasileira de Aeronautica SA	358,019	2,649,293

Canada — 3.5%
Dollarama, Inc.	143,745	8,304,528
Hudson’s Bay Co.	359,923	4,708,106
Saputo, Inc.	208,544	4,988,658

		18,001,292

Denmark — 4.4%
Coloplast A/S Class B	66,274	5,349,410
Novo Nordisk A/S	144,218	8,289,706
Novozymes A/S	111,361	5,332,490
William Demant Holding (b)	39,344	3,736,445

		22,708,051

Finland — 1.1%
Nokia Oyj	795,081	5,660,206

France — 11.7%
Cie Generale d’Optique Essilor International SA	32,970	4,109,907
Danone SA	54,197	3,657,613
Dassault Systemes SA	72,467	5,797,985
Edenred	230,684	4,346,320
Hermes International	14,056	4,739,148
Iliad SA	22,290	5,317,954
Legrand SA	84,930	4,793,521
LVMH Moet Hennessy Louis Vuitton SE	30,190	4,719,502
Pernod-Ricard SA	31,965	3,634,133
Schneider Electric SE	63,640	3,623,399
SEB SA	55,477	5,692,921
Technip SA	37,370	1,845,930
Valeo SA	50,158	7,743,634

		60,021,967

Germany — 8.7%
Bayerische Motoren Werke AG	39,528	4,163,029
Brenntag AG	103,431	5,398,302
Continental AG	38,252	9,284,356
Infineon Technologies AG	616,676	9,024,324
ProSiebenSat.1 Media SE	116,821	5,909,274
SAP SE	76,479	6,091,644

	Number of Shares	Value
United Internet AG	87,322	$4,801,943

		44,672,872

Hong Kong — 0.9%
Lenovo Group Ltd.	4,410,000	4,443,879

India — 1.6%
Hero Honda Motors Ltd.	131,385	5,319,781
ICICI Bank Ltd. Sponsored ADR (India)	386,725	3,028,057

		8,347,838

Ireland — 2.1%
Experian PLC	285,742	5,049,202
James Hardie Industries NV	458,200	5,780,216

		10,829,418

Japan — 6.0%
Hoya Corp.	143,400	5,846,231
Keyence Corp.	10,509	5,767,817
Nidec Corp.	89,700	6,492,699
Nippon Telegraph & Telephone Corp.	208,400	8,273,862
Yahoo! Japan Corp. (a)	1,115,900	4,535,088

		30,915,697

Luxembourg — 0.7%
SES SA	137,300	3,805,884

Mexico — 0.8%
Grupo Televisa SAB Sponsored ADR (Mexico)	141,110	3,839,603

Netherlands — 7.8%
Aalberts Industries NV	209,261	7,196,731
Airbus Group SE	104,870	7,041,336
ASML Holding NV	65,608	5,846,749
Boskalis Westminster	82,355	3,354,925
Gemalto NV	36,451	2,178,056
Gemalto NV	43,268	2,598,878
Heineken NV	82,740	7,061,730
Koninklijke Vopak NV	107,752	4,633,815

		39,912,220

Panama — 1.5%
Carnival Corp.	144,670	7,881,622

South Africa — 0.8%
The SPAR Group Ltd.	329,704	3,917,685

Spain — 4.3%
Amadeus IT Holding SA Class A	155,012	6,825,685
Grifols SA (a)	143,511	6,606,646
Industria de Diseno Textil SA	134,082	4,601,192
Prosegur Cia de Seguridad SA	852,873	3,937,656

		21,971,179

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Sweden — 2.6%
Atlas Copco AB	205,338	$5,002,373
Swedish Match AB	89,979	3,183,415
Telefonaktiebolaget LM Ericsson Class B	551,581	5,343,002

		13,528,790

Switzerland — 13.4%
ABB Ltd.	112,854	2,003,163
Aryzta AG	107,835	5,456,021
Barry Callebaut AG (a)	4,292	4,680,975
Cie Financiere Richemont SA	68,375	4,911,607
Galenica AG Registered (a)	4,002	6,239,634
Lonza Group AG Registered	31,135	5,061,737
Roche Holding AG	25,402	7,000,490
SGS SA	1,735	3,305,333
Sika AG	1,259	4,513,328
Sonova Holding AG	35,483	4,504,435
The Swatch Group AG (a)	10,276	3,586,076
Syngenta AG	17,414	6,835,066
Temenos Group AG (a)	118,473	6,120,077
UBS Group AG	225,594	4,341,309

		68,559,251

Thailand — 0.9%
CP ALL PCL	4,186,500	4,566,351

United Kingdom — 24.1%
Aggreko PLC	186,099	2,503,195
ARM Holdings PLC	284,770	4,300,207
Aveva Group PLC	74,067	1,756,746
BT Group PLC	955,450	6,603,315
Bunzl PLC	245,229	6,774,157
Burberry Group PLC	264,352	4,649,658
Diageo PLC	100,763	2,747,856
Dignity PLC	115,517	4,329,434
Domino’s Pizza UK & IRL PLC	399,120	6,181,114
Essentra PLC	490,286	5,954,261
ICAP PLC	891,293	6,690,876
Inmarsat PLC	264,940	4,414,307
Intertek Group PLC	138,030	5,644,993
Prudential PLC	225,473	5,047,868
Reckitt Benckiser Group PLC	65,115	5,993,767
Rolls-Royce Holdings PLC	462,610	3,915,748
Royal Mail PLC	761,465	4,954,997
Sky PLC	335,708	5,492,499
Spectris PLC	107,293	2,843,575
Travis Perkins PLC	197,558	5,708,149
Tullett Prebon PLC	298,459	1,633,923
Unilever PLC	114,838	4,917,107
Vodafone Group PLC	2,213,177	7,158,575
The Weir Group PLC	92,456	1,359,939
William Hill PLC	1,140,252	6,653,962
Wolseley PLC	97,659	5,308,631

		123,538,859

	Number of Shares	Value
TOTAL COMMON STOCK (Cost $482,188,442)		$512,027,770

PREFERRED STOCK — 0.0%
Germany — 0.0%
Zee Entertainment Enterprises Ltd. 6.000%	6,533,478	88,882

TOTAL PREFERRED STOCK (Cost $19,494)		88,882

TOTAL EQUITIES (Cost $482,207,936)		512,116,652

MUTUAL FUNDS — 3.6%
United States — 3.6%
Oppenheimer Institutional Money Market Fund Class E (c)	3,420,512	3,420,512
State Street Navigator Securities Lending Prime Portfolio (d)	15,225,016	15,225,016

		18,645,528

TOTAL MUTUAL FUNDS (Cost $18,645,528)		18,645,528

WARRANTS — 0.0%
United States — 0.0%
Mei Pharma, Inc., Expires 5/10/17, Strike 7.14 (b) (e)	301,298	-

TOTAL WARRANTS (Cost $0)		-

TOTAL LONG-TERM INVESTMENTS (Cost $500,853,464)		530,762,180

	Principal Amount
SHORT-TERM INVESTMENTS — 0.4%
Time Deposit — 0.4%
Euro Time Deposit 0.010% 1/04/16	$1,990,464	1,990,464

TOTAL SHORT-TERM INVESTMENTS (Cost $1,990,464)		1,990,464

TOTAL INVESTMENTS —103.8% (Cost $502,843,928) (f)		532,752,644

Other Assets/ (Liabilities) — (3.8)%		(19,583,955)

NET ASSETS — 100.0%		$513,168,689

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier International Equity Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2015, was $14,473,895 or 2.82% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2015, these securities amounted to a value of $0 or 0.00% of net assets.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Strategic Emerging Markets Fund – Portfolio of Investments

December 31, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.3%

COMMON STOCK — 93.8%
Bermuda — 1.1%
Jardine Strategic Holdings Ltd.	67,014	$1,825,298

Brazil — 4.5%
BM&F BOVESPA SA	574,500	1,571,726
Diagnosticos da America SA	103,200	263,648
Embraer SA Sponsored ADR (Brazil) (a)	73,390	2,167,941
Estacio Participacoes SA	262,700	919,239
Kroton Educacional SA	657,441	1,569,534
Sul America SA	155,900	730,991

		7,223,079

Cayman Islands — 22.3%
Alibaba Group Holding Ltd. Sponsored ADR (Cayman Islands) (b)	74,100	6,022,107
Baidu, Inc. Sponsored ADR (Cayman Islands) (b)	26,920	5,088,957
China Lodging Group Ltd. Sponsored ADR (Cayman Islands)	8,774	274,275
Ctrip.com International Ltd. ADR (Cayman Islands) (a) (b)	89,860	4,163,214
Homeinns Hotel Group ADR (Cayman Islands) (b)	38,200	1,304,912
JD.com, Inc. ADR (Cayman Islands) (b)	143,520	4,630,673
Melco Crown Entertainment Ltd. ADR (Cayman Islands) (a)	112,560	1,891,008
New Oriental Education & Technology Group, Inc. Sponsored ADR (Cayman Islands)	80,600	2,528,422
SOHO China Ltd.	1,102,500	533,371
Tencent Holdings Ltd.	336,993	6,582,697
Tingyi Cayman Islands Holding Corp.	1,076,000	1,535,606
Want Want China Holdings Ltd.	1,646,000	1,217,516

		35,772,758

China — 4.9%
China Life Insurance Co. Ltd.	511,000	1,647,183
China Oilfield Services Ltd.	64,000	54,695
China Pacific Insurance Group Co. Ltd. Class H	413,600	1,693,916
The People’s Insurance Co. Group Ltd. Class H	771,000	374,509
PICC Property & Casualty Co. Ltd. Class H	512,000	1,009,196
Sinopharm Group Co. Ltd. Class H	636,000	2,536,729
Tsingtao Brewery Co. Ltd. Class H	118,000	531,283

		7,847,511

	Number of Shares	Value
Colombia — 1.8%
Almacenes Exito SA	84,568	$359,692
Almacenes Exito SA (c)	50,600	215,182
Grupo Aval Acciones y Valores (a)	192,150	1,252,818
Grupo de Inversiones Suramericana SA	100,596	1,127,120

		2,954,812

Egypt — 0.6%
Commercial International Bank	199,016	965,844

France — 2.2%
Kering	9,573	1,631,754
LVMH Moet Hennessy Louis Vuitton SE	12,578	1,966,277

		3,598,031

Hong Kong — 4.7%
AIA Group Ltd.	534,800	3,186,102
Hang Lung Properties Ltd.	730,000	1,655,695
Hang Lung Properties Ltd.	224,000	724,873
Hong Kong Exchanges and Clearing Ltd.	81,352	2,067,245

		7,633,915

India — 16.6%
Apollo Hospitals Enterprise Ltd.	68,732	1,515,374
Asian Paints Ltd.	25,319	336,650
Cipla Ltd.	78,678	773,130
Dr Reddy’s Laboratories Ltd.	41,257	1,928,931
Glenmark Pharmaceuticals Ltd.	36,463	504,202
Housing Development Finance Corp.	386,885	7,348,814
ICICI Bank Ltd. Sponsored ADR (India)	169,780	1,329,377
Infosys Technologies Ltd.	282,293	4,699,054
Kotak Mahindra Bank Ltd.	48,226	519,673
Lupin Ltd.	18,372	505,967
Sun Pharmaceutical Industries Ltd.	85,899	1,057,444
Tata Consultancy Services Ltd.	62,425	2,284,577
UltraTech Cement Ltd	22,074	922,724
Zee Entertainment Enterprises Ltd.	438,302	2,892,419

		26,618,336

Indonesia — 1.9%
Astra International Tbk PT	3,261,000	1,401,395
Indocement Tunggal Prakarsa Tbk PT	584,500	932,518
Semen Indonesia Persero Tbk PT	909,000	741,462
Sumber Alfaria Trijaya Tbk PT	6,100	257

		3,075,632

Italy — 1.4%
Prada SpA	721,900	2,240,107

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Malaysia — 1.8%
Genting Bhd	1,250,900	$2,131,375
Genting Malaysia	674,100	686,589

		2,817,964

Mexico — 6.9%
America Movil SAB de CV Series L ADR (Mexico) (a)	90,740	1,275,804
Fomento Economico Mexicano SAB de CV	225,607	2,104,679
Grupo Aeroportuario del Sureste SAB de CV	48,512	687,266
Grupo Financiero Banorte SAB de CV Class O	570,918	3,140,389
Grupo Financiero Inbursa SAB de CV	828,163	1,499,723
Grupo Televisa SAB Sponsored ADR (Mexico)	57,620	1,567,840
Wal-Mart de Mexico SAB de CV	345,310	871,565

		11,147,266

Nigeria — 0.8%
Guaranty Trust Bank PLC	1,648,575	150,656
Nigerian Breweries PLC	1,031,049	706,019
Zenith Bank PLC	6,667,001	472,564

		1,329,239

Philippines — 3.1%
Jollibee Foods Corp.	263,400	1,224,361
SM Investments Corp.	105,240	1,927,604
SM Prime Holdings, Inc.	3,830,600	1,764,582

		4,916,547

Poland — 0.1%
Bank Pekao SA	4,651	169,594

Republic of Korea — 1.3%
NAVER Corp.	3,767	2,097,877

Russia — 7.0%
Alrosa AO (b)	1,200,226	918,739
Magnit OJSC (b)	33,311	5,093,087
NovaTek OAO (d)	41,732	3,420,961
Sberbank of Russia PJSC Sponsored ADR (Russia)	315,420	1,839,773

		11,272,560

Singapore — 0.6%
Global Logistic Properties Ltd. (a)	633,000	953,094

Taiwan — 2.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	858,000	3,702,335

Thailand — 0.9%
Airports of Thailand PCL	56,600	544,216
CP ALL PCL	807,000	880,221

		1,424,437

	Number of Shares	Value
Turkey — 1.1%
Anadolu Efes Biracilik Ve Malt Sanayii AS	127,600	$826,407
BIM Birlesik Magazalar AS	53,991	950,567

		1,776,974

United Arab Emirates — 1.5%
DP World Ltd.	117,239	2,375,675

United Kingdom — 2.8%
Glencore PLC	420,105	558,980
Old Mutual PLC	800,333	2,140,797
SABMiller PLC	28,866	1,729,063

		4,428,840

United States — 1.6%
Las Vegas Sands Corp.	36,610	1,604,982
MercadoLibre, Inc. (a)	8,620	985,611

		2,590,593

TOTAL COMMON STOCK (Cost $164,934,948)		150,758,318

PREFERRED STOCK — 2.5%
Brazil — 2.1%
Cia Brasileira de Distribuicao Grupo Pao de Acucar Class A 3.550%	61,800	650,465
Lojas Americanas SA 0.640%	559,600	2,733,503

		3,383,968

Colombia — 0.3%
Banco Davivienda SA 3.450%	73,400	503,136

Germany — 0.1%
Zee Entertainment Enterprises Ltd. 6.000%	6,129,060	83,381

TOTAL PREFERRED STOCK (Cost $5,532,607)		3,970,485

TOTAL EQUITIES (Cost $170,467,555)		154,728,803

MUTUAL FUNDS — 7.5%
United States — 7.5%
State Street Navigator Securities Lending Prime Portfolio (e)	11,948,041	11,948,041

TOTAL MUTUAL FUNDS (Cost $11,948,041)		11,948,041

WARRANTS — 0.0%
Malaysia — 0.0%
Genting BHD, Expires 12/18/18, Strike Price 7.96 (b)	121,100	23,975

TOTAL WARRANTS (Cost $57,060)		23,975

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

		Value
TOTAL LONG-TERM INVESTMENTS (Cost $182,472,656)		$166,700,819

	Principal Amount
SHORT-TERM INVESTMENTS — 4.1%
Repurchase Agreement — 4.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 12/31/15, 0.010%, due 1/04/16 (f)	$6,640,733	6,640,733

TOTAL SHORT-TERM INVESTMENTS (Cost $6,640,733)		6,640,733

TOTAL INVESTMENTS — 107.9% (Cost $189,113,389) (g)		173,341,552

Other Assets/(Liabilities) — (7.9)%		(12,647,248)

NET ASSETS — 100.0%		$160,694,304

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2015, was $11,625,799 or 7.23% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015, these securities amounted to a value of $215,182 or 0.13% of net assets.
(d)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At December 31, 2015, these securities amounted to a value of $3,420,961 or 2.13% of net assets.
(e)	Represents investment of security lending collateral. (Note 2).
(f)	Maturity value of $6,640,741. Collateralized by U.S. Government Agency obligations with a rate of 2.120%, maturity date of 11/07/22, and an aggregate market value, including accrued interest, of $6,777,184.
(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

Notes to Portfolio of Investments (Unaudited)

1.	The Funds

MassMutual Premier Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated August 1, 1994, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):

MassMutual Premier Money Market Fund (“Money Market Fund”)

MassMutual Premier Short-Duration Bond Fund (“Short-Duration Bond Fund”)

MassMutual Premier Inflation-Protected and Income Fund (“Inflation-Protected and Income Fund”)

MassMutual Premier Core Bond Fund (“Core Bond Fund”)

MassMutual Premier Diversified Bond Fund (“Diversified Bond Fund”)

MassMutual Premier High Yield Fund (“High Yield Fund”)

MassMutual Premier Balanced Fund (“Balanced Fund”)

MassMutual Barings Dynamic Allocation Fund (“Barings Dynamic Allocation Fund”)

MassMutual Premier Value Fund (“Value Fund”)

MassMutual Premier Disciplined Value Fund (“Disciplined Value Fund”)

MassMutual Premier Main Street Fund (“Main Street Fund”)

MassMutual Premier Disciplined Growth Fund (“Disciplined Growth Fund”)

MassMutual Premier Small Cap Opportunities Fund (“Small Cap Opportunities Fund”)

MassMutual Premier Global Fund (“Global Fund”)

MassMutual Premier International Equity Fund (“International Equity Fund”)

MassMutual Premier Strategic Emerging Markets Fund (“Strategic Emerging Markets Fund”)

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Basis of Consolidation

The accompanying portfolio of investments for the Barings Dynamic Allocation Fund includes the accounts of MassMutual Barings Cayman Dynamic Allocation Fund I, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Barings Dynamic Allocation Fund, which primarily invests in commodity-related investments consistent with the Fund’s investment objectives and policies as stated in its Prospectus and Statement of Additional Information. The Subsidiary allows the Barings Dynamic Allocation Fund to hold these commodity-related investments and still satisfy regulated investment company tax requirements. The Barings Dynamic Allocation Fund may invest up to 25% of its total assets in the Subsidiary. Intercompany accounts and transactions have been eliminated. As of December 31, 2015, the Barings Dynamic Allocation Fund’s net assets were approximately $11,568,289, of which approximately $93,680 or approximately 0.81%, represents the Subsidiary’s net assets.

Notes to Portfolio of Investments (Unaudited) (Continued)

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities (with the exception of debt securities held by the Money Market Fund) are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day. The Money Market Fund’s debt securities are typically valued at amortized cost, but may be valued using a vendor quote if the Fund’s investment adviser determines it more closely approximates current market value, in accordance with Rule 2a-7 under the 1940 Act pursuant to which the Money Market Fund must adhere to certain conditions. It is the intention of the Money Market Fund to maintain a stable net asset value per share of $1.00, although this cannot be assured.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at their regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

[1]	The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Funds determine their net asset values.

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned significant inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities issued by non-public entities are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Notes to Portfolio of Investments (Unaudited) (Continued)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The Money Market Fund characterized all investments at Level 2, as of December 31, 2015. The Disciplined Growth Fund and Small Cap Opportunities Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of December 31, 2015. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of December 31, 2015, for the remaining Funds’ investments:

	Level 1	Level 2	Level 3	Total
Short-Duration Bond Fund
Asset Investments
Preferred Stock	$239,295	$-	$-	$239,295
Corporate Debt	-	215,663,075	-	215,663,075
Municipal Obligations	-	2,419,924	-	2,419,924
Non-U.S. Government Agency Obligations	-	168,683,328	217,150	168,900,478
U.S. Government Agency Obligations and Instrumentalities	-	38,047,477	-	38,047,477
U.S. Treasury Obligations	-	124,749,795	-	124,749,795
Purchased Options	-	149,254	-	149,254
Short-Term Investments	-	11,048,774	-	11,048,774

Total Investments	$239,295	$560,761,627	$217,150	$561,218,072

Asset Derivatives
Futures Contracts	$40,854	$-	$-	$40,854

Liability Derivatives
Futures Contracts	$(513,304)	$-	$-	$(513,304)
Swap Agreements	-	(47,145)	-	(47,145)

Total	$(513,304)	$(47,145)	$-	$(560,449)

Inflation-Protected and Income Fund
Asset Investments
Corporate Debt	$-	$15,684,769	$-	$15,684,769
Municipal Obligations	-	753,868	-	753,868
Non-U.S. Government Agency Obligations	-	147,379,475	121,559	147,501,034
U.S. Government Agency Obligations and Instrumentalities	-	195,547	-	195,547
U.S. Treasury Obligations	-	320,562,006	-	320,562,006
Purchased Options	-	488,199	-	488,199
Short-Term Investments	-	115,191,863	-	115,191,863

Total Investments	$-	$600,255,727	$121,559	$600,377,286

Asset Derivatives
Futures Contracts	$1,867	$-	$-	$1,867
Swap Agreements	-	36,378	-	36,378

Total	$1,867	$36,378	$-	$38,245

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Inflation-Protected and Income Fund (Continued)
Liability Derivatives
Futures Contracts	$(5,125)	$-	$-	$(5,125)
Swap Agreements	-	(54,689)	-	(54,689)

Total	$(5,125)	$(54,689)	$-	$(59,814)

Core Bond Fund
Asset Investments
Preferred Stock	$3,924,803	$-	$-	$3,924,803
Corporate Debt	-	682,574,690	-	682,574,690
Municipal Obligations	-	16,893,709	-	16,893,709
Non-U.S. Government Agency Obligations	-	321,203,100	547,201	321,750,301
Sovereign Debt Obligations	-	13,041,098	-	13,041,098
U.S. Government Agency Obligations and Instrumentalities	-	372,718,857	-	372,718,857
U.S. Treasury Obligations	-	8,330,355	-	8,330,355
Purchased Options	-	482,747	-	482,747
Short-Term Investments	-	254,852,663	-	254,852,663

Total Investments	$3,924,803	$1,670,097,219	$547,201	$1,674,569,223

Asset Derivatives
Futures Contracts	$980,463	$-	$-	$980,463
Swap Agreements	-	914	-	914

Total	$980,463	$914	$-	$981,377

Liability Derivatives
Futures Contracts	$(856,925)	$-	$-	$(856,925)
Swap Agreements	-	(128,864)	-	(128,864)

Total	$(856,925)	$(128,864)	$-	$(985,789)

Diversified Bond Fund
Asset Investments
Common Stock	$-	$-	$24,752	$24,752
Preferred Stock	339,650	-	-	339,650
Corporate Debt	-	69,439,225	-	69,439,225
Municipal Obligations	-	632,205	-	632,205
Non-U.S. Government Agency Obligations	-	38,038,343	83,266	38,121,609
Sovereign Debt Obligations	-	1,398,276	-	1,398,276
U.S. Government Agency Obligations and Instrumentalities	-	43,872,534	-	43,872,534
U.S. Treasury Obligations	-	14,876,988	-	14,876,988
Purchased Options	-	1,131,897	-	1,131,897
Short-Term Investments	-	40,116,774	-	40,116,774

Total Investments	$339,650	$209,506,242	$108,018	$209,953,910

Asset Derivatives
Forward Contracts	$-	$33,675	$-	$33,675
Futures Contracts	44,406	-	-	44,406

Total	$44,406	$33,675	$-	$78,081

Liability Derivatives
Forward Contracts	$-	$(78,902)	$-	$(78,902)
Futures Contracts	(69,096)	-	-	(69,096)
Swap Agreements	-	(14,144)	-	(14,144)

Total	$(69,096)	$(93,046)	$-	$(162,142)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
High Yield Fund
Asset Investments
Common Stock	$-	$-	$303,571	$303,571
Bank Loans	-	5,974,907	-	5,974,907
Corporate Debt	-	241,572,097	-	241,572,097
Short-Term Investments	-	14,085,854	-	14,085,854

Total Investments	$-	$261,632,858	$303,571	$261,936,429

Balanced Fund
Asset Investments
Common Stock	$66,557,247	$-	$-	$66,557,247
Preferred Stock	145,710	-	-	145,710
Corporate Debt	-	18,117,174	-	18,117,174
Municipal Obligations	-	677,491	-	677,491
Non-U.S. Government Agency Obligations	-	8,925,778	-	8,925,778
Sovereign Debt Obligations	-	440,021	-	440,021
U.S. Government Agency Obligations and Instrumentalities	-	10,465,645	-	10,465,645
U.S. Treasury Obligations	-	164,338	-	164,338
Mutual Funds	10,976,769	-	-	10,976,769
Purchased Options	-	15,119	-	15,119
Rights	-	-	4,050	4,050
Short-Term Investments	-	6,934,641	-	6,934,641

Total Investments	$77,679,726	$45,740,207	$4,050	$123,423,983

Asset Derivatives
Futures Contracts	$24,316	$-	$-	$24,316

Liability Derivatives
Futures Contracts	$(20,335)	$-	$-	$(20,335)
Swap Agreements	-	(4,400)	-	(4,400)

Total	$(20,335)	$(4,400)	$-	$(24,735)

Barings Dynamic Allocation Fund
Asset Investments
Sovereign Debt Obligations	$-	$1,197,698	$-	$1,197,698
U.S. Treasury Obligations	-	609,167	-	609,167
Mutual Funds	8,572,902	-	-	8,572,902
Short-Term Investments	-	1,063,010	-	1,063,010

Total Investments	$8,572,902	$2,869,875	$-	$11,442,777

Asset Derivatives
Forward Contracts	$-	$59,605	$-	$59,605

Liability Derivatives
Forward Contracts	$-	$(37,879)	$-	$(37,879)

Value Fund
Asset Investments
Common Stock	$64,945,479	$1,127,767	$-	$66,073,246
Mutual Funds	1,301,343	-	-	1,301,343
Short-Term Investments	-	325,963	-	325,963

Total Investments	$66,246,822	$1,453,730	$-	$67,700,552

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2		Level 3	Total
Disciplined Value Fund
Asset Investments
Common Stock	$311,739,547	$-		$-	$311,739,547
Rights	-	-		9,858	9,858
Short-Term Investments	-	1,456,267		-	1,456,267

Total Investments	$311,739,547	$1,456,267		$9,858	$313,205,672

Main Street Fund
Asset Investments
Common Stock	$122,634,019	$1,112,873	*	$-	$123,746,892
Mutual Funds	1,100,198	-		-	1,100,198
Short-Term Investments	-	3,311,444		-	3,311,444

Total Investments	$123,734,217	$4,424,317		$-	$128,158,534

Global Fund
Asset Investments
Common Stock*
Brazil	$3,017,216	$-		$-	$3,017,216
Cayman Islands	6,985,120	-		-	6,985,120
Denmark	-	1,047,859		-	1,047,859
France	-	17,650,637		-	17,650,637
Germany	-	28,241,388		-	28,241,388
India	4,697,374	7,674,714		-	12,372,088
Italy	-	5,690,574		-	5,690,574
Japan	-	47,322,481		-	47,322,481
Mexico	2,080,923	-		-	2,080,923
Netherlands	-	8,695,080		-	8,695,080
Spain	-	12,072,613		-	12,072,613
Sweden	-	11,973,273		-	11,973,273
Switzerland	-	19,221,057		-	19,221,057
United Kingdom	1,852,642	19,450,005		-	21,302,647
United States	171,643,701	-		-	171,643,701
Preferred Stock
Germany	-	7,130,603		-	7,130,603
Mutual Funds	21,914,378	-		-	21,914,378
Rights	-	80,442		-	80,442

Total Investments	$212,191,354	$186,250,726		$-	$398,442,080

International Equity Fund
Asset Investments
Common Stock*
Australia	$-	$12,255,813		$-	$12,255,813
Brazil	-	2,649,293		-	2,649,293
Canada	18,001,292	-		-	18,001,292
Denmark	-	22,708,051		-	22,708,051
Finland	-	5,660,206		-	5,660,206
France	-	60,021,967		-	60,021,967
Germany	-	44,672,872		-	44,672,872
Hong Kong	-	4,443,879		-	4,443,879
India	3,028,057	5,319,781		-	8,347,838

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total
International Equity Fund (Continued)
Common Stock (Continued)
Ireland	$-	$10,829,418	$-		$10,829,418
Japan	-	30,915,697	-		30,915,697
Luxembourg	-	3,805,884	-		3,805,884
Mexico	3,839,603	-	-		3,839,603
Netherlands	-	39,912,220	-		39,912,220
Panama	7,881,622	-	-		7,881,622
South Africa	-	3,917,685	-		3,917,685
Spain	-	21,971,179	-		21,971,179
Sweden	-	13,528,790	-		13,528,790
Switzerland	-	68,559,251	-		68,559,251
Thailand	-	4,566,351	-		4,566,351
United Kingdom	-	123,538,859	-		123,538,859
Preferred Stock
Germany	-	88,882	-		88,882
Mutual Funds	18,645,528	-	-		18,645,528
Warrants	-	-	-	†	-
Short-Term Investments	-	1,990,464	-		1,990,464

Total Investments	$51,396,102	$481,356,542	$-		$532,752,644

Strategic Emerging Markets Fund
Asset Investments
Common Stock*
Bermuda	$-	$1,825,298	$-		$1,825,298
Brazil	2,167,941	5,055,138	-		7,223,079
Cayman Islands	25,903,568	9,869,190	-		35,772,758
China	-	7,847,511	-		7,847,511
Colombia	1,468,000	1,486,812	-		2,954,812
Egypt	-	965,844	-		965,844
France	-	3,598,031	-		3,598,031
Hong Kong	-	7,633,915	-		7,633,915
India	1,329,377	25,288,959	-		26,618,336
Indonesia	-	3,075,632	-		3,075,632
Italy	-	2,240,107	-		2,240,107
Malaysia	-	2,817,964	-		2,817,964
Mexico	11,147,266	-	-		11,147,266
Nigeria	-	1,329,239	-		1,329,239
Philippines	-	4,916,547	-		4,916,547
Poland	-	169,594	-		169,594
Republic of Korea	-	2,097,877	-		2,097,877
Russia	-	11,272,560	-		11,272,560
Singapore	-	953,094	-		953,094
Taiwan	-	3,702,335	-		3,702,335
Thailand	-	1,424,437	-		1,424,437
Turkey	-	1,776,974	-		1,776,974
United Arab Emirates	-	2,375,675	-		2,375,675
United Kingdom	-	4,428,840	-		4,428,840
United States	2,590,593	-	-		2,590,593
Preferred Stock
Brazil	-	3,383,968	-		3,383,968
Colombia	-	503,136	-		503,136

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Strategic Emerging Markets Fund (Continued)
Common Stock (Continued)
Germany	$-	$83,381	$-	$83,381
Mutual Funds	11,948,041	-	-	11,948,041
Warrants	-	23,975	-	23,975
Short-Term Investments	-	6,640,733	-	6,640,733

Total Investments	$56,554,786	$116,786,766	$-	$173,341,552

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their applicable foreign markets.
†	Represents a security at $0 value as of December 31, 2015.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 9/30/15		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3*	Transfers (out) of Level 3*	Balance as of 12/31/15		Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 12/31/15
Short-Duration Bond Fund
Non-U.S. Government Agency Obligations†	$612,365		$-	$482	$(174)	$-	$(395,523)	$-	$-	$217,150		$(174)

Inflation-Protected and Income Fund
Non-U.S. Government Agency Obligations†	$341,827		$-	$284	$(100)	$-	$(220,452)	$-	$-	$121,559		$(100)

Core Bond Fund
Non-U.S. Government Agency Obligations†	$1,542,794		$-	$1,220	$(441)	$-	$(996,372)	$-	$-	$547,201		$(441)

Diversified Bond Fund
Common Stock	$24,752		$-	$-	$-	$-	$-	$-	$-	$24,752		$-
Non-U.S. Government Agency Obligations†	235,350		-	177	(66)	-	(152,195)	-	-	83,266		(66)

	$260,102		$-	$177	$(66)	$-	$(152,195)	$-	$-	$108,018		$(66)

High Yield Fund
Common Stock	$303,571		$-	$-	$-	$-	$-	$-	$-	$303,571		$-

Balanced Fund
Rights	$4,050		$-	$-	$-	$-	$-	$-	$-	$4,050		$-

Disciplined Value Fund
Rights	$9,858		$-	$-	$-	$-	$-	$-	$-	$9,858		$-

International Equity Fund
Warrants	$-	**	$-	$-	$-	$-	$-	$-	$-	$-	***	$-

*	The Fund(s) recognize transfers between the Levels as of the beginning of the year.
**	Represents a security at $0 value as of September 30, 2015.
***	Represents a security at $0 value as of December 31, 2015.
†	Represents (i) an illiquid 144A security valued by a broker quote or vendor price or (ii) a restricted security issued by a non-public entity valued by a broker quote or vendor price.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Funds had no transfers between Level 1, Level 2, and Level 3 of the fair value hierarchy at December 31, 2015. The Funds recognize transfers between the Levels as of the beginning of the year.

None of the unobservable inputs, individually or collectively, had a material impact on the Fund(s).

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Gains or losses from derivatives can be substantially greater than the derivatives original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives at December 31, 2015, the following table shows how the Fund used these types of derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use	Short- Duration Bond Fund	Inflation- Protected and Income Fund	Core Bond Fund	Diversified Bond Fund	Balanced Fund	Barings Dynamic Allocation Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management				A		A
Directional Exposures to Currencies				M		M
Intention to Create Investment Leverage in Portfolio				M

Futures Contracts**
Hedging/Risk Management	A	A	A	A	A
Duration/Credit Quality Management	A	A	A	A	A
Substitution for Direct Investment	A	A	A	A	A
Intention to Create Investment Leverage in Portfolio	M	M	M	M	M

Interest Rate Swaps***
Hedging/Risk Management		A	A
Duration Management		M	M
Asset/Liability Management		M	M
Substitution for Direct Investment		M	M
Intention to Create Investment Leverage in Portfolio		M	M

Credit Default Swaps (Protection Buyer)
Hedging/Risk Management	A	A	A	A	A
Duration/Credit Quality Management	A	A	A	A	A
Income	A	A	A	A	A
Substitution for Direct Investment	A	A	A	A	A
Intention to Create Investment Leverage in Portfolio	M	M	M	M	M

Purchased Options
Hedging/Risk Management	A	A	A	A	A
Duration/Credit Quality Management	A	A	A	A	A
Substitution for Direct Investment	A	A	A	A	A
Directional Investment	A	A	A	A	A
Intention to Create Investment Leverage in Portfolio	M	M	M	M	M

Rights and Warrants
Hedging/Risk Management					M
Duration/Credit Quality Management					M
Directional Investment					M
Intention to Create Investment Leverage in Portfolio					M
Result of a Corporate Action					A

Notes to Portfolio of Investments (Unaudited) (Continued)

Type of Derivative and Objective for Use	Disciplined Value Fund	Global Fund	International Equity Fund	Strategic Emerging Markets Fund
Rights and Warrants
Hedging/Risk Management	M
Duration/Credit Quality Management	M
Directional Investment	M
Intention to Create Investment Leverage in Portfolio	M
Result of a Corporate Action	A	A	A	A

*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.
**	Includes any options purchased or written on futures contracts, if applicable.
***	Includes any caps, floors, and collars, and related purchased or written options, if applicable.

At December 31, 2015, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Short-Duration Bond Fund
Asset Derivatives
Purchased Options	$149,254	$-	$-	$-	$149,254
Futures Contracts	-	-	-	40,854	40,854

Total Value	$149,254	$-	$-	$40,854	$190,108

Liability Derivatives
Futures Contracts	$-	$-	$-	$(513,304)	$(513,304)
Swap Agreements	(47,145)	-	-	-	(47,145)

Total Value	$(47,145)	$-	$-	$(513,304)	$(560,449)

Number of Contracts, Notional Amounts or Shares/Units†
Purchased Options	$127,350,000	$-	$-	$-	$127,350,000
Futures Contracts	-	-	-	1,639	1,639
Swap Agreements	$1,500,000	$-	$-	$-	$1,500,000

Inflation-Protected and Income Fund
Asset Derivatives
Purchased Options	$52,740	$-	$435,459	$-	$488,199
Futures Contracts	-	-	-	1,867	1,867
Swap Agreements	-	-	-	36,378	36,378

Total Value	$52,740	$-	$435,459	$38,245	$526,444

Liability Derivatives
Futures Contracts	$-	$-	$-	$(5,125)	$(5,125)
Swap Agreements	(54,689)	-	-	-	(54,689)

Total Value	$(54,689)	$-	$-	$(5,125)	$(59,814)

Number of Contracts, Notional Amounts or Shares/Units†
Purchased Options	$45,000,000	$-	$16,700,000	$-	$61,700,000
Futures Contracts	-	-	-	32	32
Swap Agreements	$1,740,000	$-	$-	$15,500,000	$17,240,000

Notes to Portfolio of Investments (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Core Bond Fund
Asset Derivatives
Purchased Options	$482,747	$-	$-	$-	$482,747
Futures Contracts	-	-		980,463	980,463
Swap Agreements	-	-	-	914	914

Total Value	$482,747	$-	$-	$981,377	$1,464,124

Liability Derivatives
Futures Contracts	$-	$-	$-	$(856,925)	$(856,925)
Swap Agreements	(128,864)	-	-	-	(128,864)

Total Value	$(128,864)	$-	$-	$(856,925)	$(985,789)

Number of Contracts, Notional Amounts or Shares/Units†
Purchased Options	$411,900,000	$-	$-	$-	$411,900,000
Futures Contracts	-	-	-	4,121	4,121
Swap Agreements	$4,100,000	$-	$-	$4,000,000	$8,100,000

Diversified Bond Fund
Asset Derivatives
Purchased Options	$50,396	$-	$1,081,501	$-	$1,131,897
Forward Contracts	-	-	33,675	-	33,675
Futures Contracts	-	-	-	44,406	44,406

Total Value	$50,396	$-	$1,115,176	$44,406	$1,209,978

Liability Derivatives
Forward Contracts	$-	$-	$(78,902)	$-	$(78,902)
Futures Contracts	-	-	-	(69,096)	(69,096)
Swap Agreements	(14,144)	-	-	-	(14,144)

Total Value	$(14,144)	$-	$(78,902)	$(69,096)	$(162,142)

Number of Contracts, Notional Amounts or Shares/Units†
Purchased Options	$43,000,000	$-	$41,000,000	$-	$84,000,000
Forward Contracts	$-	$-	$5,276,910	$-	$5,276,910
Futures Contracts	-	-	-	272	272
Swap Agreements	$450,000	$-	$-	$-	$450,000

Balanced Fund
Asset Derivatives
Purchased Options	$15,119	$-	$-	$-	$15,119
Futures Contracts	-	-	-	24,316	24,316
Rights	-	4,050	-	-	4,050

Total Value	$15,119	$4,050	$-	$24,316	$43,485

Liability Derivatives
Futures Contracts	$-	$-	$-	$(20,335)	$(20,335)
Swap Agreements	(4,400)	-	-	-	(4,400)

Total Value	$(4,400)	$-	$-	$(20,335)	$(24,735)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Credit Risk	Equity Risk		Foreign Exchange Risk	Interest Rate Risk	Total
Balanced Fund (Continued)
Number of Contracts, Notional Amounts or Shares/Units†
Purchased Options	$12,900,000	$-		$-	$-	$12,900,000
Futures Contracts	-	-		-	96	96
Swap Agreements	$140,000	$-		$-	$-	$140,000
Rights	-	7,642		-	-	7,642

Barings Dynamic Allocation Fund
Asset Derivatives
Forward Contracts	$-	$-		$59,605	$-	$59,605

Liability Derivatives
Forward Contracts	$-	$-		$(37,879)	$-	$(37,879)

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-		$4,920,667	$-	$4,920,667

Disciplined Value Fund
Asset Derivatives
Rights	$-	$9,858		$-	$-	$9,858

Number of Contracts, Notional Amounts or Shares/Units†
Rights	-	18,600		-	-	18,600

Global Fund
Asset Derivatives
Rights	$-	$80,442		$-	$-	$80,442

Number of Contracts, Notional Amounts or Shares/Units†
Rights	-	161,266		-	-	161,266

International Equity Fund
Asset Derivatives
Warrants	$-	$-	††	$-	$-	$-

Number of Contracts, Notional Amounts or Shares/Units†
Warrants	-	301,298		-	-	301,298

Strategic Emerging Markets Fund
Asset Derivatives
Warrants	$-	$23,975		$-	$-	$23,975

Number of Contracts, Notional Amounts or Shares/Units†
Warrants	-	121,100		-	-	121,100

†	Amount(s) disclosed represent number of contracts for futures contracts, notional amounts for purchased options, forward contracts, and swap agreements, or shares/units outstanding for rights and warrants at December 31, 2015.
††	Represents a security at $0 value as of December 31, 2015.

Notes to Portfolio of Investments (Unaudited) (Continued)

Further details regarding the derivatives and other investments held by the Fund(s) at December 31, 2015, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

Forward Foreign Currency Contracts and Foreign Currency Options. A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may also buy and sell options on currencies. When the Fund buys an option, its loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a currency, it is subject generally to the same risks as if it had entered into a forward contract with respect to that currency. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

The Fund(s) listed in the following table had open forward foreign currency contracts at December 31, 2015. A Fund’s current exposure to a counterparty is the unrealized appreciation on the contract.

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Diversified Bond Fund
Contracts to Buy
KZT	15,890,000	Bank of America N.A.	02/02/16	$50,000	$(5,622)
MXN	1,654,202	Bank of America N.A.	01/06/16	100,000	(4,025)
MYR	430,192	Bank of America N.A.	01/05/16	100,280	(84)
MYR	430,192	Bank of America N.A.	03/29/16	100,110	(508)
RON	190,719	Bank of America N.A.	02/16/16	45,742	128
TRY	467,397	Bank of America N.A.	01/04/16	150,000	10,265
ZAR	1,411,765	Bank of America N.A.	01/05/16	100,000	(8,712)
ZAR	2,882,638	Bank of America N.A.	02/09/16	200,000	(14,786)

				846,132	(23,344)

Notes to Portfolio of Investments (Unaudited) (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Diversified Bond Fund (Continued)
Contracts to Buy (Continued)

MXN	848,050	Barclays Bank PLC	01/05/16	$51,457	$(2,251)
MYR	237,309	Barclays Bank PLC	01/05/16	55,318	(46)
NOK	424,327	Barclays Bank PLC	02/02/16	50,000	(2,076)
SEK	426,610	Barclays Bank PLC	02/02/16	50,000	580
TRY	270,496	Barclays Bank PLC	01/04/16	94,000	(1,250)
TRY	576,648	Barclays Bank PLC	03/22/16	192,108	1,294
ZAR	1,411,765	Barclays Bank PLC	03/29/16	90,702	(822)

				583,585	(4,571)

BRL	386,380	JP Morgan Chase Bank	02/02/16	100,000	(3,297)
COP	299,559,000	JP Morgan Chase Bank	02/16/16	95,796	(1,842)
IDR	701,950,000	JP Morgan Chase Bank	02/02/16	50,000	577
MXN	1,654,202	JP Morgan Chase Bank	03/29/16	95,750	(345)
MYR	667,500	JP Morgan Chase Bank	01/05/16	150,000	5,468
ZAR	2,079,715	JP Morgan Chase Bank	02/16/16	143,930	(10,477)

				635,476	(9,916)

				$2,065,193	$(37,831)

Contracts to Deliver
BRL	386,380	Bank of America N.A.	02/02/16	99,029	2,326
CHF	94,621	Bank of America N.A.	02/16/16	93,168	(1,470)
CLP	52,147,500	Bank of America N.A.	02/02/16	75,000	1,647
CLP	20,126,400	Bank of America N.A.	03/01/16	28,000	(221)
KZT	15,890,000	Bank of America N.A.	02/02/16	45,174	796
MXN	848,050	Bank of America N.A.	01/05/16	50,000	793
MYR	430,192	Bank of America N.A.	01/05/16	100,228	32
NZD	148,754	Bank of America N.A.	02/23/16	96,697	(4,741)
PEN	343,300	Bank of America N.A.	03/01/16	100,000	383

				687,296	(455)

GBP	63,797	Barclays Bank PLC	02/16/16	97,041	2,983
MYR	237,309	Barclays Bank PLC	01/05/16	55,000	(272)
PHP	4,714,800	Barclays Bank PLC	02/02/16	100,000	(30)
TRY	576,648	Barclays Bank PLC	01/04/16	196,323	(1,403)
ZAR	1,411,765	Barclays Bank PLC	01/05/16	92,112	824

				540,476	2,102

AUD	33,339	Goldman Sachs International	02/16/16	24,000	(244)

AUD	106,541	JP Morgan Chase Bank	02/16/16	75,168	(2,307)
CAD	98,978	JP Morgan Chase Bank	02/16/16	74,162	2,623
EUR	943	JP Morgan Chase Bank	01/05/16	1,030	5
EUR	294,831	JP Morgan Chase Bank	02/16/16	314,616	(6,124)
IDR	701,950,000	JP Morgan Chase Bank	02/02/16	49,950	(627)
IDR	1,415,500,000	JP Morgan Chase Bank	03/01/16	100,000	(1,290)
MXN	1,654,202	JP Morgan Chase Bank	01/06/16	96,290	315
MYR	667,500	JP Morgan Chase Bank	01/05/16	155,598	130
NOK	424,327	JP Morgan Chase Bank	02/02/16	48,729	805

Notes to Portfolio of Investments (Unaudited) (Continued)

		Counterparty	Settlement Date		In Exchange for	Unrealized Appreciation/ (Depreciation)
Diversified Bond Fund (Continued)
Contracts to Deliver (Continued)
SEK	426,610	JP Morgan Chase Bank	02/02/16		$50,320	$(260)
SGD	362,303	JP Morgan Chase Bank	02/16/16		253,725	(1,437)
TRY	161,244	JP Morgan Chase Bank	01/04/16		55,000	(289)

					1,274,588	(8,456)

					$2,526,360	$(7,053)

Cross Currency Forwards
HRK	719,420	Bank of America N.A.	03/01/16	EUR	$94,000	$(41)
HUF	22,033,123	Bank of America N.A.	02/02/16	EUR	70,000	(246)
HUF	36,856,214	Bank of America N.A.	03/01/16	EUR	118,000	(1,537)
PLN	413,935	Bank of America N.A.	02/02/16	EUR	97,000	(32)
PLN	592,408	Bank of America N.A.	03/01/16	EUR	138,000	676

						(1,180)

EUR	40,000	JP Morgan Chase Bank	01/05/16	RON	177,235	848
EUR	38,968	JP Morgan Chase Bank	03/29/16	RON	177,235	(188)
RON	177,235	JP Morgan Chase Bank	01/05/16	EUR	39,057	177

						837

						$(343)

Barings Dynamic Allocation Fund
Contract to Buy
JPY	84,138,000	JP Morgan Chase Bank	02/18/16		$699,616	$1,032

Contracts to Deliver
AUD	854,000	Canadian Imperial Bank of Commerce	01/21/16		614,205	(7,621)
CAD	811,000	Canadian Imperial Bank of Commerce	01/21/16		612,012	25,884
JPY	168,865,000	Canadian Imperial Bank of Commerce	02/18/16		1,375,941	(30,258)

					2,602,158	(11,995)

EUR	1,459,000	State Street Bank and Trust	01/21/16		1,618,893	32,689

					$4,221,051	$20,694

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HRK	Croatian Kuna
HUF	Hungary Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
KZT	Kazakhstani Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkey Lira
ZAR	South African Rand

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period

Notes to Portfolio of Investments (Unaudited) (Continued)

at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

The Fund(s) listed in the following table had open futures contracts at December 31, 2015:

	Expiration Date	Number of Contracts	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Short-Duration Bond Fund
Futures Contracts — Long
U.S. Treasury Note 2 Year	03/31/16	880	$191,166,251	$(356,440)
U.S. Treasury Note 5 Year	03/31/16	639	75,606,680	(156,864)

				$(513,304)

Futures Contracts — Short
U.S. Treasury Note 10 Year	03/21/16	120	$(15,108,750)	$40,854

Inflation-Protected and Income Fund
Futures Contracts — Short
U.S. Treasury Long Bond	03/21/16	3	$(461,250)	$375
U.S. Treasury Note 10 Year	03/21/16	9	(1,133,156)	(1,125)
U.S. Treasury Ultra Long Bond	03/21/16	10	(1,586,875)	(4,000)
U.S. Treasury Note 5 Year	03/31/16	10	(1,183,203)	1,492

				$(3,258)

Core Bond Fund
Futures Contracts — Long
U.S. Treasury Ultra Long Bond	03/21/16	581	$92,197,437	$536,536
U.S. Treasury Note 2 Year	03/31/16	253	54,960,297	(89,546)
U.S. Treasury Note 5 Year	03/31/16	2,159	255,453,556	(688,909)

				$(241,919)

Futures Contracts — Short
U.S. Treasury Long Bond	03/21/16	211	$(32,441,250)	$(78,470)
U.S. Treasury Note 10 Year	03/21/16	917	(115,456,031)	443,927

				$365,457

Notes to Portfolio of Investments (Unaudited) (Continued)

	Expiration Date	Number of Contracts	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Diversified Bond Fund
Futures Contracts — Long
U.S. Treasury Ultra Long Bond	03/21/16	26	$4,125,875	$24,781
U.S. Treasury Note 2 Year	03/31/16	110	23,895,781	(43,909)
U.S. Treasury Note 5 Year	03/31/16	104	12,305,313	(25,187)

				$(44,315)

Futures Contracts — Short
U.S. Treasury Note 10 Year	03/21/16	32	$(4,029,000)	$19,625

Balanced Fund
Futures Contracts — Long
U.S. Treasury Ultra Long Bond	03/21/16	15	$2,380,312	$13,825
U.S. Treasury Note 2 Year	03/31/16	7	1,520,641	(1,405)
U.S. Treasury Note 5 Year	03/31/16	51	6,034,336	(16,332)

				$(3,912)

Futures Contracts — Short
U.S. Treasury Long Bond	03/21/16	6	$(922,500)	$(2,598)
U.S. Treasury Note 10 Year	03/21/16	17	(2,140,406)	10,491

				$7,893

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Credit Default Swaps. A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, acceleration, default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the

Notes to Portfolio of Investments (Unaudited) (Continued)

value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment or stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Swaptions. A Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. A Fund may enter into swaptions for the same purposes as swaps. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse. The initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked-to-market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation (depreciation) on a Fund’s Statement of Operations. Only a limited number of transaction types are currently eligible for clearing.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Fund(s) listed in the following table had open swap transactions at December 31, 2015. A Fund’s current exposure to a counterparty is the fair value of the transaction.

Counterparty	Currency	Notional Amount	Expiration Date	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Short-Duration Bond Fund*
Credit Default Swaps — Buy Protection
OTC Swaps
Goldman Sachs International	USD	1,500,000	11/17/45	(3.000)%	CMBX.NA.BBB.6†	$(48,069)	$924	$(47,145)

Inflation-Protected and Income Fund**
Credit Default Swaps — Buy Protection
OTC Swaps
Goldman Sachs International	USD	1,220,000	11/17/45	(3.000)%	CMBX.NA.BBB.6†	$(39,097)	$752	$(38,345)
JP Morgan Chase Bank	USD	520,000	11/17/45	(3.000)%	CMBX.NA.BBB.6†	(16,984)	640	(16,344)

						(56,081)	1,392	(54,689)

Counterparty	Currency	Notional Amount	Expiration Date	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
OTC Swaps
Goldman Sachs International	USD	6,500,000	10/13/17	1.125%	USA-CPI-U	$21,060	$-	$21,060
Bank of America	USD	9,000,000	11/06/17	1.275%	USA-CPI-U	15,318	-	15,318

						36,378	-	36,378

Counterparty	Currency	Notional Amount	Expiration Date	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Core Bond Fund***
Credit Default Swaps — Buy Protection
OTC Swaps
Goldman Sachs International	USD	4,100,000	11/17/45	(3.000)%	CMBX.NA.BBB.6†	$(131,390)	$2,526	$(128,864)

Counterparty	Currency	Notional Amount	Expiration Date	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
Centrally Cleared Swaps
	USD	4,000,000	5/17/16	Fixed 0.530%	3-Month USD-LIBOR-BBA	$646	$268	$914

Counterparty	Currency	Notional Amount	Expiration Date	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Diversified Bond Fund****
Credit Default Swaps — Buy Protection
OTC Swaps
Goldman Sachs International	USD	450,000	11/17/45	(3.000)%	CMBX.NA.BBB.6†	$(14,421)	$277	$(14,144)

Balanced Fund
Credit Default Swaps — Buy Protection
OTC Swaps
Goldman Sachs International	USD	140,000	11/17/45	(3.000)%	CMBX.NA.BBB.6†	$(4,486)	$86	$(4,400)

USD	U.S. Dollar

Notes to Portfolio of Investments (Unaudited) (Continued)

*	A portion of the cash collateral received from JP Morgan Chase Bank in the amount of $350,000 was related to swap agreements at December 31, 2015.
**	A portion of the securities collateral received from HSBC Bank PLC in the amount of $298,169 was related to swap agreements at December 31, 2015.
***	A portion of the cash collateral received from JP Morgan Chase Bank in the amount of $810,000 was related to swap agreements at December 31, 2015; and a portion of the securities collateral received from HSBC Bank PLC in the amount of $8,588 was related to swap agreements at December 31, 2015.
****	A portion of the cash collateral received from JP Morgan Chase Bank in the amount of $560,000 was related to swap agreements at December 31, 2015; and a portion of the securities collateral received from HSBC Bank PLC in the amount of $348,027 was related to swap agreements at December 31, 2015.
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date.

Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In

Notes to Portfolio of Investments (Unaudited) (Continued)

order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation, as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”) (for U.S. Treasury inflation-indexed bonds) or, generally, by a comparable inflation index calculated by the foreign government issuing the inflation-indexed bonds.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. Any adjustments to the principal amount of an inflation-indexed bond due to inflation will be reflected as increases or decreases to interest income. Such adjustments may have a significant impact on the Fund’s distributions.

The value of inflation-indexed bonds is generally based on changes in real interest rates, which in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation, or that the rate of inflation in a foreign country will correlate to the rate of inflation in the United States. Additionally, if interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Bank Loans

Certain of the Funds may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only

Notes to Portfolio of Investments (Unaudited) (Continued)

upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At December 31, 2015, the Funds had no unfunded loan commitments.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral. Collateral for certain tri-party repurchase agreements is held at the Fund’s custodian or sub-custodian in a segregated account for the benefit of the Fund and the counterparty.

Reverse Repurchase Agreements

Each Fund may enter into reverse repurchase agreements with banks and broker-dealers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price (typically equal to the original sale price plus interest). During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the purchase price received by it from the counterparty.

Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A Fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements generally create investment leverage and involve the risk that the market value of the security that a Fund is obligated to repurchase under the agreement may decline below the repurchase price. For financial reporting purposes, cash received in exchange for securities delivered plus accrued interest payments to be made to the counterparty is recorded as a liability in the Statements of Assets and Liabilities at face value including accrued interest. Due to the short term nature of reverse repurchase agreements, face value approximates fair value. Interest payments made by a Fund to the counterparties are recorded as a component of interest expense in the Statements of Operations. In periods of increased demand for a security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund.

Reverse repurchase transactions are entered into by a Fund under a Master Repurchase Agreement (“MRA”), which permits the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and creates one single net payment due to or from the Fund. With reverse repurchase transactions, typically a Fund and the counterparties are permitted to sell, re-pledge, or use the collateral associated with the transaction. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

Notes to Portfolio of Investments (Unaudited) (Continued)

In the event the buyer of securities under an MRA files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of its securities may be restricted or forfeited, and the counterparty may fail to return/resell the securities in question to the Fund.

The Fund(s) listed in the following table had open reverse repurchase transactions at December 31, 2015:

Description	Value
Inflation-Protected and Income Fund
Agreement with Banque Paribas, dated 9/02/15, 0.490%, to be repurchased on demand until 1/05/16 at value plus accrued interest.	$54,912,000
Agreement with Daiwa Securities, dated 10/07/15, 0.380%, to be repurchased on demand until 1/07/16 at value plus accrued interest.	31,997,500
Agreement with Daiwa Securities, dated 12/04/15, 0.600%, to be repurchased on demand until 1/07/16 at value plus accrued interest.	7,472,250
Agreement with Goldman Sachs & Co., dated 10/09/15, 0.380%, to be repurchased on demand until 1/08/16 at value plus accrued interest.	87,136,536
Agreement with HSBC Finance Corp., dated 10/06/15, 0.380%, to be repurchased on demand until 1/05/16 at value plus accrued interest.	33,351,409
Agreement with HSBC Finance Corp., dated 11/04/15, 0.400%, to be repurchased on demand until 1/07/16 at value plus accrued interest.	22,538,044
Agreement with Morgan Stanley, dated 11/05/15, 0.510%, to be repurchased on demand until 2/02/16 at value plus accrued interest.	30,871,875

$268,279,614

Average balance outstanding	$263,565,560
Maximum balance outstanding	$268,279,614
Average interest rate	0.42%
Weighted average maturity	51 days

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase transactions.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Notes to Portfolio of Investments (Unaudited) (Continued)

Securities Lending

Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“agent”). The Lending Agreement authorizes the agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash or securities adjusted daily to have market value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the Borrower of the securities fail financially. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At December 31, 2015, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan.

Security loans can be terminated at the discretion of either the lending agent or the Fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. For all Funds, all securities on loan are classified as common stock in the Fund’s Portfolio of Investments at December 31, 2015.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets.

Notes to Portfolio of Investments (Unaudited) (Continued)

Foreign Securities

The Global Fund invests a significant amount of its assets and each of the International Equity Fund and Strategic Emerging Markets Fund invests substantially all of its assets in foreign securities.

The other Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

The Subsidiary is classified as a controlled foreign corporation under the Code. Therefore, the Barings Dynamic Allocation Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net losses of the Subsidiary cannot be deducted by the Barings Dynamic Allocation Fund in the current period nor carried forward to offset taxable income in future periods.

Dividends and Distributions to Shareholders

Dividends from net investment income of each Fund, other than the Money Market Fund, are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Dividends from net investment income are declared daily and paid monthly for the Money Market Fund. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Federal Income Tax Information

At December 31, 2015, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Short-Duration Bond Fund	$568,452,497	$5,571,826	$(12,806,251)	$(7,234,425)
Inflation-Protected and Income Fund	606,543,840	6,156,141	(12,322,695)	(6,166,554)
Core Bond Fund	1,700,952,087	20,791,537	(47,174,401)	(26,382,864)
Diversified Bond Fund	212,823,350	2,693,337	(5,562,777)	(2,869,440)
High Yield Fund	281,747,699	2,659,996	(22,471,266)	(19,811,270)
Balanced Fund	124,243,917	4,768,559	(5,588,493)	(819,934)
Barings Dynamic Allocation Fund	11,763,702	127,843	(448,768)	(320,925)
Value Fund	65,313,556	7,020,532	(4,633,536)	2,386,996
Disciplined Value Fund	313,228,639	17,551,003	(17,573,970)	(22,967)
Main Street Fund	121,407,959	13,270,882	(6,520,307)	6,750,575

Notes to Portfolio of Investments (Unaudited) (Continued)

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Disciplined Growth Fund	$455,117,500	$38,691,514	$(19,100,324)	$19,591,190
Small Cap Opportunities Fund	159,551,092	18,935,600	(11,226,702)	7,708,898
Global Fund	279,833,025	134,374,456	(15,765,401)	118,609,055
International Equity Fund	502,843,928	74,428,218	(44,519,502)	29,908,716
Strategic Emerging Markets Fund	189,113,389	10,372,351	(26,144,188)	(15,771,837)

Note: The aggregate cost for investments for the Money Market Fund at December 31, 2015, is the same for financial reporting and federal income tax purposes.

4. Investment in Affiliated Issuers

A summary of the Funds’ transactions in the securities of affiliated issuers during the period ended December 31, 2015, was as follows:

	Number of Shares Held as of 9/30/15	Purchases	Sales	Number of Shares Held as of 12/31/15	Value as of 12/31/15	Dividend Income	Net Realized Gain (Loss)
Global Fund
Oppenheimer Institutional Money Market Fund Class E*	5,023,047	16,288,990	14,462,212	6,849,825	$6,849,825	$4,637	$-

International Equity Fund
Oppenheimer Institutional Money Market Fund Class E*	5,956,422	33,472,386	36,008,296	3,420,512	$3,420,512	$3,738	$-

*	Fund advised by OFI Global Asset Management, Inc.

5.	New Accounting Pronouncements

In May 2015, The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2015-07, Fair Value Measurement (Topic 820): “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (“ASU 2015-07”) to address the diversity in practice of how investments measured at net asset value with redemption dates in the future (including periodic redemption dates) are categorized within the fair value hierarchy. ASU 2015-07 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2015. Management is currently evaluating the implications of these changes and their impact to the financial statements.

6.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds.

The potential amounts sought to be recovered from the Balanced Fund, Disciplined Value Fund, and Small Cap Opportunities Fund, plus interest and the Official Committee’s court costs, are approximately $44,200, $299,880, and $414,800, respectively.

Notes to Portfolio of Investments (Unaudited) (Continued)

In addition, on June 2, 2011, the Disciplined Value Fund and Small Cap Opportunities Fund were named as defendants in a closely related, parallel adversary proceeding brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), in the United States District Court for the District of Massachusetts. The Plaintiffs also seek to recover payments of the Proceeds.

The Funds cannot predict the outcome of these proceedings. Accordingly, the Funds have not accrued any amounts related to these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Official Committee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset values depending on the net assets of each applicable Fund at the time of such judgment or settlement.

7.	Subsequent Events

Management has evaluated the events and transactions subsequent to December 31, 2015, through the date when the Portfolios of Investments were issued, and determined that there are no subsequent events or transactions that would require adjustments to or disclosures in the Funds’ Portfolios of Investments.

Item 2.	Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective, as of a date within 90 days of the filing date of this Form N-Q, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MassMutual Premier Funds

By	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer

Date	2/23/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer

Date	2/23/16

By	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer

Date	2/23/16